                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-03738

                  ---------------------------------------------
                                 VALIC Company I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425
                                                    -------------------------
Date of fiscal year end: May 31
                         --------------------------
Date of reporting period: November 30, 2003
                          --------------------------

Item 1. Reports to Shareholders

VALIC Company I, Semi-annual Report at November 30, 2003.

                                                                VALIC Company I


                                                             Semi-Annual Report

                                                              November 30, 2003

            VALIC COMPANY I - SEMI-ANNUAL REPORT NOVEMBER 30, 2003



TABLE OF CONTENTS

                   President's Letter....................   1

                   Schedule of Investments:

                      Asset Allocation Fund..............   2
                      Blue Chip Growth Fund..............  11
                      Capital Conservation Fund..........  13
                      Core Equity Fund...................  17
                      Government Securities Fund.........  19
                      Growth & Income Fund...............  20
                      Growth Fund........................  22
                      Health Sciences Fund...............  25
                      Income & Growth Fund...............  27
                      International Equities Fund........  30
                      International Government Bond Fund.  41
                      International Growth I Fund........  44
                      Large Cap Growth Fund..............  47
                      Mid Cap Index Fund.................  49
                      Money Market I Fund................  55
                      Nasdaq-100(R) Index Fund...........  56
                      Science & Technology Fund..........  58
                      Small Cap Fund.....................  60
                      Small Cap Index Fund...............  65
                      Social Awareness Fund..............  83
                      Stock Index Fund...................  86
                      Value Fund.........................  92

                   Statements of Assets and Liabilities..  95

                   Statements of Operations.............. 103

                   Statements of Changes in Net Assets... 107

                   Notes to Financial Statements......... 113

                   Financial Highlights.................. 123

                   Director Information.................. 134

--------------------------------------------------------------------------------

                                                                             1
                              PRESIDENT'S LETTER


Dear Valued Investor:

We are pleased to present the semiannual report for VALIC Company I. The report contains the investment information and the financial statements of the VALIC Company I portfolios for the reporting period ended November 30, 2003.

With VALIC Company I, you have a wide range of investment choices, covering many asset classes, to help you meet your objectives. Each investor has his or her own risk tolerance and financial goals. We recommend that you contact your financial representative to make certain that your current portfolio allocation is appropriate for you.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                Sincerely,

                               /s/ Evelyn M. Curran
                                Evelyn M. Curran, President
                                VALIC Company I

--------------------------------------------------------------------------------

          ASSET ALLOCATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)


                                                              November 30, 2003

2

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          COMMON STOCK - 55.34%
          ADVERTISING - 0.06%
    1,900 Interpublic Group of Cos., Inc. + $     27,075
      920 Omnicom Group, Inc...............       73,287
                                            ------------
                                                 100,362
                                            ------------
          AEROSPACE/DEFENSE - 1.02%
    5,370 Boeing Co........................      206,154
    3,710 General Dynamics Corp............      300,027
      570 Goodrich Corp....................       15,681
    5,730 Honeywell International, Inc.....      170,124
   10,770 Lockheed Martin Corp.............      494,774
      890 Northrop Grumman Corp............       82,441
    9,720 Raytheon Co......................      269,341
      870 Rockwell Collins, Inc............       23,394
    2,280 United Technologies Corp.........      195,396
                                            ------------
                                               1,757,332
                                            ------------
          AIRLINES - 0.10%
    8,920 Delta Air Lines, Inc.............      111,857
    3,800 Southwest Airlines Co............       68,324
                                            ------------
                                                 180,181
                                            ------------
          APPAREL & PRODUCTS - 0.47%
    4,340 Gap, Inc.........................       93,310
    6,660 Jones Apparel Group, Inc.........      229,770
    2,530 Limited, Inc.....................       45,338
      530 Liz Claiborne, Inc...............       18,555
    4,510 Nike, Inc., Class B..............      303,298
    1,200 Reebok International, Ltd........       48,288
    2,480 TJX Cos., Inc....................       56,023
      520 VF Corp..........................       21,460
                                            ------------
                                                 816,042
                                            ------------
          APPLIANCES/FURNISHINGS - 0.03%
      940 Leggett & Platt, Inc.............       19,120
      380 Maytag Corp......................       10,047
      330 Whirlpool Corp...................       22,545
                                            ------------
                                                  51,712
                                            ------------
          AUTOMOTIVE - 0.54%
    1,340 AutoNation, Inc. +...............       23,557
      440 AutoZone, Inc. +.................       42,090
      360 Cooper Tire & Rubber Co..........        7,204
    4,570 Danaher Corp.....................      380,224

 NUMBER                                      MARKET
OF SHARES                                    VALUE
------------------------------------------------------
          AUTOMOTIVE - (Continued)
    2,720 Delphi Automotive Systems Corp. $     23,882
   23,240 Ford Motor Co..................      306,768
    2,720 General Motors Corp............      116,362
      850 Genuine Parts Co...............       26,758
      850 Goodyear Tire & Rubber Co. +...        5,737
      640 Visteon Corp...................        5,024
                                          ------------
                                               937,606
                                          ------------
          BANKS - 4.04%
    1,700 AmSouth Bancorp................       40,783
   16,150 Bank of America Corp...........    1,218,194
    3,740 Bank of New York Co., Inc......      114,743
   12,780 Bank One Corp..................      554,141
    2,620 BB&T Corp......................      103,123
    1,100 Charter One Financial, Inc.....       36,542
      850 Comerica, Inc..................       44,328
    2,770 Fifth Third Bancorp............      161,020
      610 First Tennessee National Corp..       27,206
   14,800 FleetBoston Financial Corp.....      600,880
    1,110 Huntington Bancshares, Inc.....       24,409
    2,050 KeyCorp........................       56,969
    1,100 Marshall & Ilsley Corp.........       40,810
    7,680 Mellon Financial Corp..........      221,184
    9,300 National City Corp.............      312,015
      740 North Fork Bancorp., Inc.......       29,548
    1,070 Northern Trust Corp............       47,990
    1,360 PNC Financial Services Group...       73,930
    1,410 Providian Financial Corp. +....       15,933
    1,080 Regions Financial Corp.........       40,079
    1,640 SouthTrust Corp................       52,726
    1,620 State Street Bank & Trust Co...       82,555
    1,370 SunTrust Bks., Inc.............       97,338
    1,470 Synovus Financial Corp.........       42,130
   24,980 U.S. Bancorp...................      692,196
      950 Union Planters Corp............       32,785
   20,450 Wachovia Corp..................      935,587
   22,160 Wells Fargo & Co...............    1,270,433
      440 Zions Bancorp..................       27,135
                                          ------------
                                             6,996,712
                                          ------------
          BEVERAGES - 1.56%
      180 Adolph Coors Co., Class B......        9,920
   10,290 Anheuser-Busch Cos., Inc.......      533,228
      300 Brown-Forman Corp., Class B....       27,522

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          BEVERAGES - (Continued)
   28,630 Coca-Cola Bottling Co............. $  1,331,295
    2,200 Coca-Cola Enterprises, Inc........       45,430
    4,960 Pepsi Bottling Group, Inc.........      114,477
   13,260 PepsiCo, Inc......................      638,071
                                             ------------
                                                2,699,943
                                             ------------
          BROADCASTING - 0.63%
    5,730 Clear Channel Communications, Inc.      239,571
   25,360 Comcast Corp., Class A +..........      795,797
    1,560 Univision Communications, Inc.,
           Class A+.........................       56,285
                                             ------------
                                                1,091,653
                                             ------------
          BUILDING MATERIALS - 0.51%
      350 American Standard Cos., Inc. +....       34,895
    8,790 Lowe's Cos., Inc..................      512,457
    2,280 Masco Corp........................       62,016
      710 Sherwin-Williams Co...............       23,025
    5,480 Vulcan Materials Co...............      243,696
                                             ------------
                                                  876,089
                                             ------------
          CHEMICAL - 0.80%
    1,100 Air Products and Chemicals, Inc...       52,734
      330 Ashland, Inc......................       13,114
    4,460 Dow Chemical Co...................      167,473
   13,790 E.I. du Pont de Nemours and Co....      571,734
    6,430 Eastman Chemical Co...............      229,358
    1,260 Ecolab, Inc.......................       33,037
      610 Engelhard Corp....................       18,190
      250 Great Lakes Chemical Corp.........        5,678
    9,350 Hercules, Inc. +..................       93,874
    1,270 Monsanto Co.......................       34,442
      830 PPG Industries, Inc...............       48,530
      790 Praxair, Inc......................       56,706
    1,080 Rohm and Haas Co..................       43,362
      340 Sigma-Aldrich Corp................       18,214
                                             ------------
                                                1,386,446
                                             ------------
          COMMERCIAL SERVICES - 0.34%
      280 Ball Corp.........................       15,666
    5,020 Cendant Corp. +...................      111,243
      830 Cintas Corp.......................       38,794
    2,370 Concord EFS, Inc. +...............       27,231
      690 Convergys Corp. +.................       10,585

--------------------------------------------------------------------------------

November 30, 2003

                                                                             3

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          COMMERCIAL SERVICES - Continued
    6,200 Deluxe Corp....................... $    255,440
      400 Fluor Corp........................       14,664
      730 Moody's Corp......................       41,815
    1,830 Paychex, Inc......................       70,400
                                             ------------
                                                  585,838
                                             ------------
          CONGLOMERATES - 2.62%
   11,540 3M Co.............................      912,122
      370 Eaton Corp........................       38,106
   97,970 General Electric Co. @............    2,808,800
      450 ITT Industries, Inc...............       29,664
    5,870 Loews Corp........................      250,238
      660 Textron, Inc......................       32,894
   20,120 Tyco International, Ltd...........      461,754
                                             ------------
                                                4,533,578
                                             ------------
          DRUGS - 3.73%
   13,220 Abbott Laboratories...............      584,324
    2,020 Allergan, Inc.....................      150,955
   22,740 Bristol-Myers Squibb Co...........      599,199
    7,820 Eli Lilly & Co....................      536,139
    2,810 Forest Laboratories, Inc. +.......      153,538
    1,170 King Pharmaceuticals, Inc. +......       15,105
   15,720 Merck & Co., Inc..................      638,232
   86,419 Pfizer, Inc. @....................    2,899,357
    7,140 Schering-Plough Corp..............      114,597
      520 Watson Pharmaceuticals, Inc. +....       24,513
   18,950 Wyeth.............................      746,630
                                             ------------
                                                6,462,589
                                             ------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 0.73%
    4,990 Agilent Technologies, Inc. +......      141,117
      960 American Power Conversion Corp....       20,986
    1,020 Applera Corp. - Applied Biosystems
           Group............................       21,899
      920 Comverse Technology, Inc. +.......       17,692
    2,050 Emerson Electric Co...............      125,132
      970 Jabil Circuit, Inc. +.............       26,685
    6,950 JDS Uniphase Corp. +..............       23,908
      440 Johnson Controls, Inc.............       48,154
      240 Millipore Corp. +.................       10,274
    2,600 Molex, Inc........................       83,616
    1,820 NVIDIA Corp. +....................       38,493

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - Continued
      570 Parker Hannifin Corp.............. $     31,344
    3,450 Perkinelmer, Inc..................       58,339
    1,310 Pitney Bowes, Inc.................       52,073
      830 PMC-Sierra, Inc. +................       16,907
      400 Power-One, Inc. +.................        3,372
    2,480 Sanmina-SCI Corp. +...............       30,231
    4,030 Solectron Corp. +.................       23,576
    1,120 Symbol Technologies, Inc..........       15,624
      410 Tektronix, Inc....................       11,296
    6,950 Thermo Electron Corp. +...........      166,105
      280 Thomas & Betts Corp...............        5,824
      440 W. W. Grainger, Inc...............       20,354
    7,030 Waters Corp. +....................      224,819
    3,840 Xerox Corp. +.....................       46,771
                                             ------------
                                                1,264,591
                                             ------------
          FINANCE COMPANIES - 0.57%
    4,160 Capital One Financial Corp........      248,435
   15,330 MBNA Corp.........................      375,892
    9,940 SLM Corp..........................      369,072
                                             ------------
                                                  993,399
                                             ------------
          FINANCIAL SERVICES - 4.06%
    9,850 American Express Co...............      450,243
      480 Bear Stearns Cos., Inc............       34,781
   14,290 Charles Schwab Corp...............      165,764
   56,970 Citigroup, Inc. @.................    2,679,869
      660 Countrywide Financial Corp........       69,696
      680 Equifax, Inc......................       16,068
    8,910 Fannie Mae........................      623,700
      530 Federated Investors, Inc., Class B       15,237
    1,220 Franklin Resources, Inc...........       58,353
    5,980 Freddie Mac.......................      325,432
    5,750 Goldman Sachs Group, Inc..........      552,460
      870 H & R Block, Inc..................       47,232
    1,160 Janus Capital Group, Inc..........       16,136
   23,060 JP Morgan Chase & Co..............      815,402
    1,340 Lehman Brothers Holdings, Inc.....       96,761
    8,240 Merrill Lynch & Co., Inc..........      467,620
   10,150 Morgan Stanley....................      561,092
      600 T. Rowe Price Group, Inc..........       25,224
                                             ------------
                                                7,021,070
                                             ------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          FOODS - 0.62%
    3,130 Archer-Daniels-Midland Co........... $     44,728
    2,000 Campbell Soup Co....................       51,220
    2,610 ConAgra Foods, Inc..................       63,945
   10,220 General Mills, Inc..................      460,002
    1,710 H J Heinz Co........................       61,731
      640 Hershey Foods Corp..................       49,728
    1,980 Kellogg Co..........................       70,825
      680 McCormick & Co., Inc................       19,509
    3,780 Sara Lee Corp.......................       77,679
    3,160 Sysco Corp..........................      114,771
    1,090 Wm. Wrigley Jr. Co..................       60,081
                                               ------------
                                                  1,074,219
                                               ------------
          FREIGHT - 0.55%
    1,450 FedEx Corp..........................      105,415
      310 Ryder System, Inc...................        9,669
   11,610 United Parcel Service, Inc., Class B      844,860
                                               ------------
                                                    959,944
                                               ------------
          HARDWARE & TOOLS - 0.22%
    7,860 Black & Decker Corp.................      364,625
      280 Snap-on, Inc........................        8,406
      410 Stanley Works.......................       13,411
                                               ------------
                                                    386,442
                                               ------------
          HEALTHCARE - 0.32%
    3,570 Anthem, Inc.+.......................      257,469
      260 Bausch & Lomb, Inc..................       13,060
    1,170 Health Management Associates, Inc.,
           Class A............................       30,069
      720 Manor Care, Inc.....................       25,430
    5,010 McKesson Corp.......................      146,292
    2,044 Medco Health Solutions, Inc. +......       74,463
                                               ------------
                                                    546,783
                                               ------------
          HEAVY DUTY TRUCKS/PARTS - 0.13%
   10,210 Dana Corp...........................      165,095
      330 Navistar International Corp. +......       14,223
      570 PACCAR, Inc.........................       45,720
                                               ------------
                                                    225,038
                                               ------------
          HOME BUILDERS - 0.04%
      300 Centex Corp.........................       32,820
      230 KB Home.............................       15,842

--------------------------------------------------------------------------------

                                                              November 30, 2003

4

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          HOME BUILDERS - Continued
      300 Pulte Homes, Inc........................ $     28,662
                                                   ------------
                                                         77,324
                                                   ------------
          HOSPITAL MANAGEMENT - 0.08%
    2,670 HCA, Inc................................      111,900
    2,250 Tenet Healthcare Corp. +................       32,872
                                                   ------------
                                                        144,772
                                                   ------------
          HOSPITAL SUPPLIES - 1.60%
    1,900 AmerisourceBergen Corp..................      120,251
    2,960 Baxter International, Inc...............       82,347
    8,430 Becton, Dickinson and Co................      337,453
    1,250 Biomet, Inc.............................       44,712
    4,000 Boston Scientific Corp. +...............      143,560
    4,470 Cardinal Health, Inc....................      273,296
      250 CR Bard, Inc............................       18,900
   27,200 Johnson & Johnson.......................    1,340,688
    6,230 Medtronic, Inc..........................      281,596
      840 St. Jude Medical, Inc. +................       53,206
      970 Stryker Corp............................       78,570
                                                   ------------
                                                      2,774,579
                                                   ------------
          HOUSEHOLD PRODUCTS - 1.63%
      290 Alberto-Culver Co., Class B.............       17,710
      320 American Greetings Corp., Class A +.....        6,758
    1,150 Avon Products, Inc......................       78,775
    1,820 Clorox Co...............................       85,395
    7,110 Colgate-Palmolive Co....................      373,275
      710 Fortune Brands, Inc.....................       48,507
   13,840 Gillette Co.............................      466,823
      460 International Flavors & Fragrances, Inc.       14,936
    2,460 Kimberly-Clark Corp.....................      133,381
    1,330 Newell Rubbermaid, Inc..................       30,417
   16,140 Procter & Gamble Co.....................    1,553,314
      280 Tupperware Corp.........................        4,315
                                                   ------------
                                                      2,813,606
                                                   ------------
          HUMAN RESOURCES - 0.01%
      830 Robert Half International, Inc. +.......       18,476
                                                   ------------
          INFORMATION PROCESSING -
          HARDWARE - 1.92%
    4,150 Apple Computer, Inc. +..................       86,818
   26,640 Dell, Inc. +............................      919,080
    1,570 Gateway, Inc. +.........................        7,002

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          INFORMATION PROCESSING -
          HARDWARE - Continued
   32,670 Hewlett-Packard Co..................... $    708,612
   15,480 International Business Machines Corp...    1,401,559
      620 Lexmark International, Inc., Class A +.       47,988
    2,850 Network Appliance, Inc. +..............       65,864
   20,460 Sun Microsystems, Inc. +...............       87,364
                                                  ------------
                                                     3,324,287
                                                  ------------
          INFORMATION PROCESSING -
          SERVICES - 1.33%
    3,080 Adobe Systems, Inc.....................      127,266
      910 Computer Sciences Corp. +..............       37,674
    7,980 eBay, Inc. +...........................      445,683
    2,330 Electronic Data Systems Corp...........       50,375
   20,720 EMC Corp. +............................      284,693
    9,990 First Data Corp........................      378,121
    6,590 Fiserv, Inc. +.........................      247,125
      550 Monster Worldwide, Inc. +..............       13,233
      460 NCR Corp. +............................       16,054
    4,790 SunGard Data Systems, Inc. +...........      129,426
    7,480 Symantec Corp. +.......................      245,568
    5,570 Unisys Corp. +.........................       90,902
    5,390 Yahoo!, Inc. +.........................      231,662
                                                  ------------
                                                     2,297,782
                                                  ------------
          INFORMATION PROCESSING -
          SOFTWARE - 2.43%
      540 Autodesk, Inc..........................       12,539
    2,910 Automatic Data Processing, Inc.........      111,249
    1,110 BMC Software, Inc. +...................       18,459
      800 Citrix Systems, Inc. +.................       19,216
    2,810 Computer Associates International, Inc.       65,473
    1,860 Compuware Corp. +......................       10,639
    1,160 IMS Health, Inc........................       26,715
    2,340 Intuit, Inc. +.........................      117,655
      420 Mercury Interactive Corp. +............       19,656
  110,480 Microsoft Corp. @......................    2,839,336
    1,800 Novell, Inc. +.........................       17,100
   60,370 Oracle Corp. +.........................      725,044
    1,290 Parametric Technology Corp. +..........        4,412
    1,770 PeopleSoft, Inc. +.....................       37,435
    2,400 Siebel Systems, Inc. +.................       31,632
    3,800 VERITAS Software Corp. +...............      144,480
                                                  ------------
                                                     4,201,040
                                                  ------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          INSURANCE - 2.98%
    5,170 ACE, Ltd............................... $    188,446
      750 Aetna, Inc.............................       48,285
   11,300 AFLAC, Inc.............................      406,461
    3,420 Allstate Corp..........................      138,100
      520 AMBAC Financial Group, Inc.............       35,750
   25,250 American International Group, Inc. #...    1,463,237
    1,520 Aon Corp...............................       33,349
      910 Chubb Corp.............................       59,560
    2,770 CIGNA Corp.............................      148,610
      780 Cincinnati Financial Corp..............       31,613
    4,480 Hartford Financial Services Group, Inc.      246,400
      870 Humana, Inc. +.........................       19,427
      690 Jefferson-Pilot Corp...................       33,486
    5,460 John Hancock Financial Services, Inc...      200,655
      860 Lincoln National Corp..................       33,721
    7,630 Marsh & McLennan Cos., Inc.............      339,077
      830 MBIA, Inc..............................       48,240
    9,890 MetLife, Inc...........................      323,304
    1,960 MGIC Investment Corp...................      103,782
    1,570 Principal Financial Group, Inc.........       51,983
    1,060 Progressive Corp.......................       82,786
    2,650 Prudential Financial, Inc..............      103,641
      670 Safeco Corp............................       25,078
    5,970 St. Paul Cos., Inc.....................      221,487
      560 Torchmark Corp.........................       24,696
    4,890 Travelers Property Casualty Corp.,
           Class B...............................       76,284
    9,440 UnitedHealth Group, Inc................      508,816
    2,590 UnumProvident Corp.....................       38,669
      710 Wellpoint Health Networks, Inc.,
           Class A +.............................       66,378
      660 Xl Capital, Ltd., Class A..............       49,632
                                                  ------------
                                                     5,150,953
                                                  ------------
          LEISURE AND TOURISM - 0.96%
      440 Brunswick Corp.........................       13,222
    3,060 Carnival Corp..........................      107,681
      800 Darden Restaurants, Inc................       16,568
    2,740 Electronic Arts, Inc. +................      121,190
    5,440 Harley-Davidson, Inc...................      256,605
      540 Harrah's Entertainment, Inc............       25,850
      840 Hasbro, Inc............................       18,572
    1,840 Hilton Hotels Corp.....................       30,102
    1,680 International Game Technology..........       58,279

--------------------------------------------------------------------------------

November 30, 2003

                                                                             5

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          LEISURE AND TOURISM - Continued
    1,130 Marriott International, Inc., Class A $     51,788
    5,600 Mattel, Inc..........................      113,344
   25,180 McDonald's Corp......................      645,363
    1,420 Sabre Holdings Corp., Class A........       29,607
    1,900 Starbucks Corp. +....................       60,933
      980 Starwood Hotels & Resorts Worldwide,
           Inc., Class B.......................       33,781
      550 Wendy's International, Inc...........       21,357
    1,430 Yum! Brands, Inc. +..................       49,321
                                                ------------
                                                   1,653,563
                                                ------------
          MACHINERY - 0.63%
    1,680 Caterpillar, Inc.....................      127,764
      450 Cooper Industries, Ltd., Class A.....       24,142
    6,040 Crane Co.............................      175,704
      200 Cummins, Inc.........................        9,290
    1,160 Deere & Co...........................       71,027
    8,310 Dover Corp...........................      319,021
    1,500 Illinois Tool Works, Inc.............      117,150
    3,200 Ingersoll-Rand Co., Class A..........      199,488
      600 Pall Corp............................       15,372
      900 Rockwell Automation, Inc.............       29,925
                                                ------------
                                                   1,088,883
                                                ------------
          MEDICAL - BIOMEDICAL/GENE - 0.64%
   13,250 Amgen, Inc. +........................      762,007
    1,590 Biogen, Inc. +.......................       60,706
    5,470 Genzyme Corp. +......................      255,668
    1,210 MedImmune, Inc. +....................       28,798
                                                ------------
                                                   1,107,179
                                                ------------
          MEDICAL TECHNOLOGY - 0.32%
    2,110 Chiron Corp. +.......................      113,138
    4,490 Guidant Corp.........................      254,898
    1,560 Quest Diagnostics, Inc. +............      113,833
    1,100 Zimmer Holdings, Inc. +..............       72,512
                                                ------------
                                                     554,381
                                                ------------
          METALS - 0.34%
    4,110 Alcoa, Inc...........................      134,849
    9,600 Allegheny Technologies, Inc..........       78,720
      820 Freeport-McMoRan Copper & Gold, Inc.,
           Class B.............................       35,695
    4,770 Newmont Mining Corp..................      229,628

 NUMBER                                   MARKET
OF SHARES                                 VALUE
---------------------------------------------------
          METALS - Continued
      380 Nucor Corp.................. $     21,322
      430 Phelps Dodge Corp. +........       27,382
    2,270 United States Steel Corp....       56,410
      420 Worthington Industries, Inc.        6,014
                                       ------------
                                            590,020
                                       ------------
          MISCELLANEOUS - 0.02%
    1,390 Eastman Kodak Co............       33,860
                                       ------------
          MULTIMEDIA - 1.22%
    1,310 Gannett Co., Inc............      113,446
      930 McGraw-Hill Cos., Inc.......       63,705
      240 Meredith Corp...............       11,494
   45,430 Time Warner, Inc. +.........      739,600
   17,040 Viacom, Inc., Class B.......      670,013
   21,850 Walt Disney Co..............      504,516
                                       ------------
                                          2,102,774
                                       ------------
          OIL AND GAS - 3.11%
    1,450 Amerada Hess Corp...........       68,687
    5,440 Anadarko Petroleum Corp.....      244,419
      790 Apache Corp.................       56,722
    1,630 Baker Hughes, Inc...........       47,042
      770 BJ Services Co. +...........       24,555
      980 Burlington Resources, Inc...       49,196
   12,990 ChevronTexaco Corp..........      975,549
    6,770 ConocoPhillips..............      384,130
    1,130 Devon Energy Corp...........       55,777
    1,820 Dynegy, Inc., Class A +.....        7,280
    2,920 El Paso Corp................       20,732
      560 EOG Resources, Inc..........       23,486
   74,550 Exxon Mobil Corp. @.........    2,696,473
    4,980 Halliburton Co..............      116,283
    4,410 Kerr-McGee Corp.............      185,176
      600 Kinder Morgan, Inc..........       32,700
    1,510 Marathon Oil Corp...........       44,711
      710 Nabors Industries, Ltd. +...       26,355
      650 Noble Corp. +...............       22,477
    1,860 Occidental Petroleum Corp...       68,225
      180 Peoples Energy Corp.........        7,236
      460 Rowan Cos., Inc. +..........        9,738
    2,830 Schlumberger, Ltd...........      132,784
      370 Sunoco, Inc.................       17,764
    1,550 Transocean, Inc. +..........       30,039

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          OIL AND GAS - Continued
    1,260 Unocal Corp....................... $     40,043
                                             ------------
                                                5,387,579
                                             ------------
          PAPER/FOREST PRODUCTS - 0.43%
      540 Avery Dennison Corp...............       29,743
      260 Bemis Co., Inc....................       11,830
      280 Boise Cascade Corp................        8,263
   12,100 Georgia-Pacific Corp..............      330,209
    2,330 International Paper Co............       86,699
    5,830 Louisiana-Pacific Corp. +.........      105,464
      970 Meadwestvaco Corp.................       24,754
      770 Pactiv Corp. +....................       17,279
      890 Plum Creek Timber Co., Inc........       23,701
      410 Sealed Air Corp. +................       21,636
      260 Temple-Inland, Inc................       14,698
    1,070 Weyerhaeuser Co...................       60,990
                                             ------------
                                                  735,266
                                             ------------
          POLLUTION CONTROL - 0.07%
    2,640 Allied Waste Industries, Inc. +...       32,868
    2,880 Waste Management, Inc.............       84,701
                                             ------------
                                                  117,569
                                             ------------
          PUBLISHING - 0.18%
      400 Dow Jones & Co., Inc..............       19,840
      390 Knight-Ridder, Inc................       29,008
      730 New York Times Co., Class A.......       33,507
    1,100 R. R. Donnelley & Sons Co.........       30,866
    4,210 Tribune Co........................      205,659
                                             ------------
                                                  318,880
                                             ------------
          RAILROADS & EQUIPMENT - 0.14%
    1,810 Burlington Northern Santa Fe Corp.       53,884
    2,260 CSX Corp..........................       76,591
    1,900 Norfolk Southern Corp.............       40,679
    1,240 Union Pacific Corp................       78,963
                                             ------------
                                                  250,117
                                             ------------
          REAL ESTATE INVESTMENT
          TRUSTS - 0.10%
      460 Apartment Investment & Management
           Co., Class A.....................       15,663
    1,940 Equity Office Properties Trust....       53,796
    1,330 Equity Residential................       39,049

--------------------------------------------------------------------------------

                                                              November 30, 2003

6

 NUMBER                                        MARKET
OF SHARES                                      VALUE
-----------------------------------------------------------
          REAL ESTATE INVESTMENT
          TRUSTS - Continued
      870 Prologis Trust................... $     26,535
      930 Simon Property Group, Inc........       44,129
                                            ------------
                                                 179,172
                                            ------------
          RETAIL - 3.49%
    1,780 Albertson's, Inc.................       37,878
    7,770 Bed Bath & Beyond, Inc. +........      328,205
    1,570 Best Buy Co., Inc................       97,340
      570 Big Lots, Inc. +.................        8,356
    1,020 Circuit City Stores, Inc.........       13,280
    2,220 Costco Wholesale Corp. +.........       79,520
    6,400 CVS Corp.........................      239,744
    2,320 Dillard's, Inc., Class A.........       39,092
    9,380 Dollar General Corp..............      198,106
      390 Express Scripts, Inc., Class A +.       25,245
      840 Family Dollar Stores, Inc........       32,407
      900 Federated Department Stores, Inc.       44,181
   21,700 Home Depot, Inc..................      797,692
    5,020 JC Penney Co., Inc...............      124,898
    3,450 Kohl's Corp. +...................      166,704
    3,650 Kroger Co. +.....................       68,839
    1,400 May Department Stores Co.........       41,510
      660 Nordstrom, Inc...................       22,770
    1,510 Office Depot, Inc. +.............       23,934
    3,520 RadioShack Corp..................      109,648
    2,150 Safeway, Inc. +..................       44,612
    1,240 Sears, Roebuck and Co............       68,398
   11,940 Staples, Inc. +..................      324,171
      650 SUPERVALU, Inc...................       16,783
    8,880 Target Corp......................      343,834
      710 Tiffany & Co.....................       32,198
    1,040 Toys R US, Inc. +................       12,210
   42,770 Wal-Mart Stores, Inc. @..........    2,379,723
    7,180 Walgreen Co......................      264,296
    5,180 Winn-Dixie Stores, Inc...........       46,775
                                            ------------
                                               6,032,349
                                            ------------
          SAVINGS & LOAN - 0.16%
      740 Golden West Financial Corp.......       74,666
    4,490 Washington Mutual, Inc...........      205,687
                                            ------------
                                                 280,353
                                            ------------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          SCHOOLS - 0.15%
    3,820 Apollo Group, Inc., Class A +...... $    263,695
                                              ------------
          SEMICONDUCTORS - 2.45%
    1,690 Advanced Micro Devices, Inc. +.....       30,386
    1,860 Altera Corp. +.....................       47,114
    1,780 Analog Devices, Inc. +.............       88,555
   15,290 Applied Materials, Inc. +..........      371,547
    4,230 Applied Micro Circuits Corp. +.....       27,326
    1,440 Broadcom Corp., Class A +..........       52,459
   70,320 Intel Corp.........................    2,350,798
      950 KLA-Tencor Corp. +.................       55,680
    1,520 Linear Technology Corp.............       65,573
    6,500 LSI Logic Corp. +..................       60,905
    1,580 Maxim Integrated Products, Inc.....       82,286
    2,960 Micron Technology, Inc. +..........       38,510
    5,070 National Semiconductor Corp. +.....      226,730
      740 Novellus Systems, Inc. +...........       32,382
    2,060 QLogic Corp. +.....................      117,070
      920 Teradyne, Inc. +...................       23,156
   17,310 Texas Instruments, Inc.............      515,146
    1,660 Xilinx, Inc. +.....................       62,399
                                              ------------
                                                 4,248,022
                                              ------------
          TELECOMMUNICATIONS - 2.84%
    3,910 ADC Telecommunications Inc. +......        9,619
    3,730 Alltel Corp........................      169,379
    5,140 Andrew Corp. +.....................       60,498
   30,100 AT&T Wireless Services, Inc. +.....      225,750
    2,020 Avaya, Inc. +......................       27,472
    8,980 BellSouth Corp.....................      233,749
    9,820 CenturyTel, Inc....................      321,114
    2,290 Ciena Corp. +......................       16,213
   69,980 Cisco Systems, Inc. +..............    1,585,747
    1,380 Citizens Communications Co. +......       14,987
    6,470 Corning, Inc. +....................       74,146
   20,210 Lucent Technologies, Inc. +........       64,672
   35,550 Motorola, Inc......................      499,122
   18,150 Nextel Communications, Inc.,
           Class A +.........................      459,740
    6,690 QUALCOMM, Inc......................      298,040
    8,240 Qwest Communications International,
           Inc. +............................       30,158
      720 Scientific-Atlanta, Inc............       20,794
   14,980 Sprint Corp. (PCS Group) +.........       68,758
    2,010 Tellabs, Inc. +....................       16,080
   22,050 Verizon Communications, Inc........      722,578
                                              ------------
                                                 4,918,616
                                              ------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          TOBACCO - 0.57%
   18,060 Altria Group, Inc.................... $    939,120
      410 R.J. Reynolds Tobacco Holdings, Inc..       22,632
      810 UST, Inc.............................       29,152
                                                ------------
                                                     990,904
                                                ------------
          UTILITIES - COMMUNICATION - 0.44%
   12,882 AT&T Corp............................      255,450
   18,570 SBC Communications, Inc..............      432,310
    4,390 Sprint Corp. (FON Group).............       65,806
                                                ------------
                                                     753,566
                                                ------------
          UTILITIES - ELECTRIC - 1.36%
    3,010 AES Corp. +..........................       26,699
      610 Allegheny Energy, Inc. +.............        6,557
      790 Ameren Corp..........................       34,863
    9,660 American Electric Power Co., Inc.....      267,485
    2,010 Calpine Corp. +......................        8,583
   13,090 CenterPoint Energy, Inc..............      126,973
      860 Cinergy Corp.........................       31,433
      780 CMS Energy Corp. +...................        6,154
    1,090 Cons. Edison, Inc....................       43,927
      810 Constellation Energy Group, Inc......       30,488
    1,570 Dominion Resources, Inc..............       94,624
      820 DTE Energy Co........................       30,922
    8,540 Duke Energy Corp.....................      154,062
    1,580 Edison International, Inc. +.........       32,264
    1,110 Entergy Corp.........................       58,675
    8,830 Exelon Corp..........................      545,870
    1,580 FirstEnergy Corp.....................       54,747
      890 FPL Group, Inc.......................       56,559
    1,280 NiSource, Inc........................       26,560
    2,000 PG&E Corp. +.........................       50,240
      440 Pinnacle West Capital Corp...........       17,323
    5,400 PPL Corp.............................      220,752
    1,180 Progress Energy, Inc.................       51,708
    3,990 Public Service Enterprise Group, Inc.      163,670
    3,540 Southern Co..........................      103,616
    2,550 TECO Energy, Inc.....................       33,099
    1,560 TXU Corp.............................       34,538
    1,940 Xcel Energy, Inc.....................       32,398
                                                ------------
                                                   2,344,789
                                                ------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             7

  NUMBER                                             MARKET
 OF SHARES                                           VALUE
--------------------------------------------------------------
            UTILITIES - GAS, DISTRIBUTION - 0.04%
        770 Keyspan Corp......................... $     27,127
        210 Nicor, Inc...........................        6,882
      1,090 Sempra Energy........................       30,869
                                                  ------------
                                                        64,878
                                                  ------------
            UTILITIES - GAS, PIPELINE - 0.01%
      2,520 Williams Cos., Inc...................       23,638
                                                  ------------
            TOTAL COMMON STOCK
            (Cost $80,302,015)...................   95,790,441
                                                  ------------
    PAR
   VALUE
------------
            CORPORATE BONDS - 10.03%
            AUTOMOTIVE - 0.31%
$   173,000 Delphi Trust II:
              6.20% due 11/15/08/(2)/............      173,043
     84,000 Ford Motor Co.:
              6.63% due 10/1/28..................       72,492
            General Motors Corp.:
    168,000   8.25% due 7/15/23..................      181,173
     98,000   7.20% due 1/15/11..................      103,576
                                                  ------------
                                                       530,284
                                                  ------------
            BANKS - 0.79%
     70,000 Bank America Corp.:
              5.25% due 12/1/15..................       69,138
    218,000 Bank of America Corp.:
              7.13% due 3/1/09...................      248,801
    150,000 European Investment Bank:
              4.00% due 3/15/05..................      154,506
     75,000 Fleet Financial Group, Inc.:
              6.88% due 1/15/28..................       83,391
    140,000 Huntington National Bank:
              2.75% due 10/16/06.................      139,206
    150,000 Key Bank NA:
              4.10% due 6/30/05..................      154,675
    140,000 National City Bank:
              2.50% due 4/17/06..................      139,562
    140,000 PNC Bank NA:
              7.88% due 4/15/05..................      151,087
            Wachovia Corp.:
     70,000   7.88% due 2/15/10..................       83,440
    140,000   6.15% due 3/15/09..................      154,155
                                                  ------------
                                                     1,377,961
                                                  ------------

    PAR                                              MARKET
   VALUE                                             VALUE
--------------------------------------------------------------
            BEVERAGES - 0.24%
$    84,000 Anheuser-Busch Cos., Inc.:
              5.95% due 1/15/33.................. $     85,279
     70,000 Coca Cola HBC Finance BV:
              5.13% due 9/17/13*.................       69,755
     70,000 Coors Brewing Co.:
              6.38% due 5/15/12..................       76,063
    168,000 Pepsi Bottling Group, Inc.:
              7.00% due 3/1/29...................      191,600
                                                  ------------
                                                       422,697
                                                  ------------
            BROADCASTING - 0.42%
    140,000 Clear Channel Communications, Inc.:
              3.13% due 2/1/07...................      139,474
    140,000 Comcast Corp.:
              6.88% due 6/15/09..................      156,596
            Liberty Media Corp.:
     70,000   7.75% due 7/15/09..................       79,577
    140,000   3.50% due 9/25/06..................      139,309
            TCI Communications, Inc.:
    107,000   8.75% due 8/1/15...................      134,302
     70,000   6.88% due 2/15/06..................       75,667
                                                  ------------
                                                       724,925
                                                  ------------
            CHEMICAL - 0.04%
     70,000 ICI Wilmington, Inc.:
              5.63% due 12/1/13..................       69,042
                                                  ------------
            COMMERCIAL SERVICES - 0.08%
    140,000 Hertz Corp.:
              4.70% due 10/2/06..................      139,540
                                                  ------------
            CONGLOMERATES - 0.10%
    168,000 Hutchison Whampoa, Ltd.:
              7.45% due 11/24/33*................      166,404
                                                  ------------
            DRUGS - 0.05%
     84,000 Schering Plough Corp.:
              6.50% due 12/1/33..................       85,260
                                                  ------------
            FINANCE COMPANIES - 1.02%
    870,000 Capital Auto Receivables Asset Trust,
             Series 2002-4 A4:
              2.64% due 3/17/08..................      872,763
    140,000 Capital One Bank:
              4.25% due 12/1/08..................      138,587

    PAR                                              MARKET
   VALUE                                             VALUE
--------------------------------------------------------------
            FINANCE COMPANIES - (Continued)
            Ford Motor Credit Co.:
$    70,000   7.00% due 10/1/13.................. $     70,980
    141,000   5.80% due 1/12/09..................      141,028
            General Motors Acceptance Corp.:
    140,000   7.75% due 1/19/10..................      153,248
    121,000   4.50% due 7/15/06..................      123,566
    120,000 Household Finance Corp.:
              3.38% due 2/21/06..................      122,101
    140,000 SLM Corp.:
              4.00% due 1/15/09..................      139,297
                                                  ------------
                                                     1,761,570
                                                  ------------
            FINANCIAL SERVICES - 2.49%
    250,000 Chase Commercial Mtg. Securities
             Corp.:
              7.20% due 1/15/32..................      287,445
            Citigroup, Inc.:
    140,000   6.50% due 1/18/11..................      156,812
    118,000   6.00% due 10/31/33.................      117,342
            Credit Suisse First Boston USA, Inc.:
    141,000   6.13% due 11/15/11.................      152,579
     42,000   3.88% due 1/15/09..................       41,617
     70,000 Duke Capital Corp., Series A:
              6.25% due 7/15/05..................       73,663
    141,000 FPL Group Capital, Inc.:
              3.25% due 4/11/06..................      142,594
  1,000,000 GE Capital Commercial Mtg. Corp.,
             Series 2002-1 A3:
              6.27% due 12/10/35.................    1,100,096
            General Electric Capital Corp.:
    140,000   6.13% due 2/22/11..................      152,611
     14,000   3.67% due 12/4/06..................      140,011
    140,000 Goldman Sachs Group, Inc.:
              2.85% due 10/27/06.................      139,310
     76,000 IOS Capital, LLC:....................
              7.25% due 6/30/08..................       76,380
    140,000 John Deere Capital Corp.:
              3.90% due 1/15/08..................      141,525
    140,000 JP Morgan Chase & Co.:
              5.25% due 5/30/07..................      148,500
    150,000 Lehman Brothers Holdings, Inc.:
              8.25% due 6/15/07..................      173,745
    140,000 Merrill Lynch & Co., Inc.:
              4.50% due 11/4/10..................      139,715

--------------------------------------------------------------------------------

                                                              November 30, 2003

8

  PAR                                                    MARKET
 VALUE                                                   VALUE
------------------------------------------------------------------
         FINANCIAL SERVICES - (Continued)
         Morgan Stanley:
$115,000   6.75% due 4/15/11......................... $    129,065
 139,000   4.25% due 5/15/10.........................      137,183
 142,000 National Rural Utilities Cooperative Finance
          Corp.:
           5.75% due 8/28/09.........................      152,946
 100,000 Principal Life Global Funding:
           5.13% due 6/28/07*........................      106,064
 140,000 Rio Tinto Finance USA, Ltd.:
           2.63% due 9/30/08.........................      132,616
 150,000 Salomon Smith Barney Holdings, Inc.:
           5.88% due 3/15/06.........................      160,835
  70,000 Sprint Capital Corp.:
           6.38% due 5/1/09..........................       73,917
 140,000 Textron Financial Corp.:
           2.75% due 6/1/06..........................      138,662
 100,000 TIAA Global Mkts, Inc.:
           4.13% due 11/15/07*.......................      102,383
                                                      ------------
                                                         4,317,616
                                                      ------------
         FOODS - 0.05%
  84,000 Unilever Capital Corp.:
           5.90% due 11/15/32........................       83,455
                                                      ------------
         FREIGHT - 0.05%
  70,000 Union Pacific Corp.:
           7.38% due 9/15/09.........................       80,928
                                                      ------------
         HOSPITAL SUPPLIES - 0.09%
 168,000 Johnson & Johnson:
           4.95% due 5/15/33.........................      151,659
                                                      ------------
         HOUSEHOLD PRODUCTS - 0.08%
 140,000 Fortune Brands, Inc.:
           2.88% due 12/1/06.........................      139,696
                                                      ------------
         INSURANCE - 0.16%
  70,000 Metlife, Inc.:
           6.13% due 12/1/11.........................       75,519
 115,000 Provident Companies, Inc.:
           6.38% due 7/15/05.........................      119,917
  84,000 Western & Southern Financial Group, Inc.:
           5.75% due 7/15/33*........................       78,370
                                                      ------------
                                                           273,806
                                                      ------------

  PAR                                          MARKET
 VALUE                                         VALUE
--------------------------------------------------------
        METALS - 0.04%
$75,000 Noranda, Inc.:
          7.00% due 7/15/05................ $     79,178
                                            ------------
        MULTIMEDIA - 0.16%
 75,000 AOL Time Warner, Inc.:
          6.13% due 4/15/06................       80,073
 84,000 Time Warner Entertainment Co., LP:
          8.38% due 3/15/23................      102,997
        Time Warner, Inc.:
 56,000   9.15% due 2/1/23.................       71,342
 25,000   6.88% due 6/15/18................       27,045
                                            ------------
                                                 281,457
                                            ------------
        OIL AND GAS - 0.43%
        Amerada Hess Corp.:
 84,000   7.30% due 8/15/31................       86,217
 84,000   7.13% due 3/15/33................       85,182
116,000   5.90% due 8/15/06................      124,253
 75,000 ChevronTexaco Capital Co.:
          3.50% due 9/17/07................       75,819
150,000 Occidental Petroleum Corp.:
          6.50% due 4/1/05.................      158,587
 84,000 Pemex Project Funding Master Trust:
          8.63% due 2/1/22.................       91,770
110,000 Pennzoil Co.:
          10.25% due 11/1/05...............      125,178
                                            ------------
                                                 747,006
                                            ------------
        PAPER/FOREST PRODUCTS - 0.38%
 28,000 Domtar, Inc.:
          5.38% due 12/1/13................       27,666
140,000 International Paper Co.:
          7.50% due 5/15/04................      143,457
 98,000 Nexfor, Inc.:
          6.88% due 11/15/05...............      104,681
 34,000 Norske Skogsindustrier ASA:
          7.13% due 10/15/33*..............       35,192
112,000 Packaging Corp. of America:
          5.75% due 8/1/13*................      112,317
        Weyerhaeuser Co.:
 84,000   6.88% due 12/15/33...............       84,477
140,000   5.50% due 3/15/05................      145,490
                                            ------------
                                                 653,280
                                            ------------

  PAR                                          MARKET
 VALUE                                         VALUE
--------------------------------------------------------
        POLLUTION CONTROL - 0.06%
$95,000 Republic Services, Inc.:
          7.13% due 5/15/09................ $    108,469
                                            ------------
        RAILROADS & EQUIPMENT - 0.24%
144,000 Burlington Northern Santa Fe Corp.:
          8.13% due 4/15/20................      173,067
140,000 CSX Corp.:
          2.75% due 2/15/06................      139,696
 85,000 Norfolk Southern Corp.:
          7.80% due 5/15/27................      101,517
                                            ------------
                                                 414,280
                                            ------------
        RETAIL - 0.34%
140,000 Kroger Co.:
          7.38% due 3/1/05.................      148,675
        Safeway, Inc.:
220,000   6.15% due 3/1/06.................      234,873
140,000   2.50% due 11/1/05................      137,931
 70,000 Toys R US, Inc.:
          7.38% due 10/15/18...............       69,083
                                            ------------
                                                 590,562
                                            ------------
        SAVINGS & LOAN - 0.08%
140,000 Washington Mutual, Inc.:
          4.00% due 1/15/09................      138,860
                                            ------------
        TELECOMMUNICATIONS - 0.46%
 95,000 Citizens Communications Co.:
          8.50% due 5/15/06................      106,987
        Deutsche Telekom International
         Finance BV:
109,000   8.75% due 6/15/30................      137,236
 67,000   8.25% due 6/15/05................       72,793
 84,000 France Telecom SA:
          10.00% due 3/1/31................      109,935
 88,000 GTE Corp.:
          6.94% due 4/15/28................       90,757
126,000 Intelsat, Ltd.:
          6.50% due 11/1/13*...............      130,555
 50,000 TELUS Corp.:
          8.00% due 6/1/11.................       57,421
 95,000 Vodafone Group, PLC:
          6.25% due 11/30/32...............       95,929
                                            ------------
                                                 801,613
                                            ------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             9

    PAR                                          MARKET
   VALUE                                         VALUE
----------------------------------------------------------
            TOBACCO - 0.04%
$    70,000 Altria Group, Inc.:
              7.00% due 11/4/13.............. $     72,586
                                              ------------
            UTILITIES - COMMUNICATION - 0.55%
     77,000 AT&T Corp.:
              6.00% due 3/15/09..............       81,795
     98,000 GTE California, Inc.:
              5.50% due 1/15/09..............      103,797
    168,000 Pacific Bell:
              6.63% due 10/15/34.............      172,030
    140,000 Royal KPN NV:
              8.00% due 10/1/10..............      166,335
     84,000 Telecom Italia Capital:
              6.38% due 11/15/33*............       83,419
     70,000 Verizon New York, Inc.:
              6.38% due 4/1/12...............       76,638
    174,000 Verizon New York, Inc., Series A:
              7.38% due 4/1/32...............      188,866
     70,000 Verizon Pennsylvania, Inc.:
              5.65% due 11/15/11.............       72,943
                                              ------------
                                                   945,823
                                              ------------
            UTILITIES - ELECTRIC - 1.23%
    140,000 Alabama Power Co.:
              2.80% due 12/1/06..............      139,278
    150,000 Appalachian Power Co.:
              4.80% due 6/15/05..............      155,662
     84,000 Carolina Power & Light Co.:
              6.13% due 9/15/33..............       85,369
     78,000 CenterPoint Energy, Inc.:
              7.88% due 4/1/13*..............       88,322
     53,000 Consolidated Edison Co. of
             New York, Inc.:
              5.10% due 6/15/33..............       47,238
    140,000 Constellation Energy Group, Inc.:
              7.88% due 4/1/05...............      150,503
     70,000 Consumers Energy Co.:
              4.00% due 5/15/10*.............       66,671
            Dominion Resources, Inc.:
    145,000   7.63% due 7/15/05..............      156,967
    126,000   5.25% due 8/1/33...............      124,135
     55,000 Duke Energy Corp.:
              4.50% due 4/1/10...............       55,492
    134,000 Florida Power Corp.:
              5.90% due 3/1/33...............      132,602

    PAR                                           MARKET
   VALUE                                          VALUE
-----------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
$   150,000 Georgia Power Co., Series F:
              6.20% due 2/1/06................ $    161,475
     70,000 Great Lakes Power, Inc.:
              8.30% due 3/1/05................       73,950
    150,000 Niagara Mohawk Power Corp.:
              5.38% due 10/1/04...............      154,408
    140,000 NiSource Finance Corp.:
              7.63% due 11/15/05..............      152,919
     70,000 Ohio Edison Co.:
              4.00% due 5/1/08*...............       68,740
     50,000 Old Dominion Electric Cooperative:
              5.68% due 12/1/28...............       50,949
     70,000 Tampa Electric Co.:
              6.88% due 6/15/12...............       77,286
     70,000 Westar Energy, Inc.:
              7.88% due 5/1/07................       79,362
     91,000 Xcel Energy, Inc.:
              7.00% due 12/1/10...............      102,707
                                               ------------
                                                  2,124,035
                                               ------------
            UTILITIES - GAS, PIPELINE - 0.05%
     76,000 Reliant Energy Resources Corp.,
             Series B:
              8.13% due 7/15/05...............       81,173
                                               ------------
            TOTAL CORPORATE BONDS
            (Cost $17,158,752)................   17,363,165
                                               ------------
            FOREIGN GOVERNMENT BONDS - 0.31%
    110,000 Government of United Kingdom:
              2.25% due 7/8/08*...............      104,919
            Quebec Province Canada:
    168,000   7.50% due 7/15/23...............      204,167
    140,000   5.00% due 7/17/09...............      146,966
     75,000 United Mexican States:
              8.00% due 9/24/22...............       80,700
                                               ------------
            TOTAL FOREIGN GOVERNMENT BONDS
            (Cost $536,183)...................      536,752
                                               ------------
            UNITED STATES GOVERNMENT
            OBLIGATIONS - 20.75%
            GOVERNMENT AGENCIES - 14.78%
    374,000 Federal Farm Credit Bks.:
              2.50% due 3/15/06...............      374,187

    PAR                                        MARKET
   VALUE                                       VALUE
--------------------------------------------------------
            GOVERNMENT AGENCIES - Continued
            Federal Home Loan Bank:
$   370,000   5.25% due 8/15/06............ $    394,079
    160,000   4.50% due 9/16/13............      156,468
    370,000   1.88% due 6/15/06............      363,899
            Federal Home Loan Mtg. Corp.:
     76,509   8.00% due 4/1/30.............       82,433
      2,820   8.00% due 7/1/30.............        3,040
    140,927   8.00% due 12/1/30............      151,837
    775,000   7.50% due TBA................      828,523
    567,087   7.00% due 6/1/32.............      598,360
    439,000   6.25% due 7/15/32............      472,194
    174,000   5.88% due 3/21/11............      186,303
    550,054   5.50% due 10/1/33............      553,486
  1,350,000   5.00% due 10/1/33............    1,322,985
    850,000   4.50% due TBA................      842,828
    403,000   3.00% due 10/27/06...........      405,961
    183,000   2.38% due 10/2/06............      180,789
    373,000   2.00% due 1/21/05............      373,262
            Federal National Mtg. Assoc.:
     74,679   7.50% due 6/1/15.............       79,826
     12,351   7.50% due 11/1/15............       13,202
    368,000   7.25% due 1/15/10............      431,240
    523,090   7.00% due 9/1/31.............      551,965
    422,000   6.63% due 11/15/30...........      474,152
    344,929   6.50% due 2/1/17.............      363,948
    484,855   6.50% due 8/1/31.............      505,615
    627,316   6.50% due 7/1/32.............      654,155
    505,844   6.00% due 12/1/16............      528,408
    344,348   6.00% due 5/1/17.............      359,717
  2,750,000   6.00% due TBA................    2,824,767
    697,024   5.50% due 5/1/18.............      718,464
  2,300,000   5.50% due 12/1/33............    2,315,787
  2,050,000   5.50% due TBA................    2,062,812
    368,000   5.25% due 8/1/12.............      374,259
    796,488   5.00% due 9/1/18.............      807,404
    793,529   5.00% due 10/1/18............      804,405
    700,000   5.00% due 11/1/33............      687,523
    535,000   4.75% due 3/15/04............      540,701
    201,000   4.63% due 10/15/13...........      198,712
    200,000   4.50% due TBA................      198,562
    368,000   2.50% due 5/12/06............      368,161
    368,000   2.38% due 3/17/06............      365,898
    368,000   2.38% due 4/13/06............      365,477
    368,000   1.75% due 6/16/06............      359,751

--------------------------------------------------------------------------------

                                                              November 30, 2003

10

    PAR                                        MARKET
   VALUE                                       VALUE
--------------------------------------------------------
            GOVERNMENT AGENCIES - Continued
            Government National Mtg. Assoc.:
$   574,399   6.50% due 2/15/29............. $   604,335
    378,731   6.50% due 4/15/31.............     398,384
     20,528   6.00% due 2/15/29.............      21,267
    192,785   6.00% due 4/15/29.............     199,727
    110,765   6.00% due 6/15/29.............     114,803
                                             -----------
                                              25,584,061
                                             -----------
            GOVERNMENT OBLIGATIONS - 5.97%
            United States Treasury Bonds:
    100,000   9.38% due 2/15/06.............     115,578
    500,000   7.25% due 8/15/22.............     625,898
    927,000   7.13% due 2/15/23.............   1,147,670
    190,000   6.88% due 8/15/25.............     230,598
  1,190,000   6.25% due 8/15/23.............   1,344,468
    446,000   5.38% due 2/15/31.............     462,098
            United States Treasury Notes:
    804,000   7.00% due 7/15/06.............     898,313
    814,000   6.88% due 5/15/06.............     903,031
    176,000   4.25% due 8/15/13.............     175,299
    222,000   3.88% due 2/15/13.............     215,843
    820,000   3.50% due 11/15/06............     842,806
    368,000   3.38% due 4/30/04.............     371,522
     28,000   3.38% due 11/15/08............      28,028
     70,000   3.25% due 8/15/08.............      69,899
    140,000   3.13% due 9/15/08.............     138,884
    971,000   3.00% due 1/31/04.............     974,186
    259,000   2.63% due 5/15/08.............     253,001
     83,000   2.38% due 8/15/06.............      82,938
    442,000   2.00% due 8/31/05.............     442,949
     29,000   2.00% due 5/15/06.............      28,828
    130,000   1.63% due 9/30/05.............     129,310
     70,000   1.63% due 10/31/05............      69,524
    393,000   1.50% due 2/28/05.............     392,785
    390,000   1.13% due 6/30/05.............     386,207
                                             -----------
                                              10,329,663
                                             -----------
            TOTAL UNITED STATES GOVERNMENT
            OBLIGATIONS
            (Cost $36,060,255)..............  35,913,724
                                             -----------
            SHORT-TERM INVESTMENTS - 6.44%
            COMMERCIAL PAPER - 5.78%
  5,000,000 BellSouth Corp.:
             1.00% due 12/5/03@.............   4,999,445

    PAR                                               MARKET
   VALUE                                              VALUE
---------------------------------------------------------------
            COMMERCIAL PAPER - Continued
$ 5,000,000 UBS Finance, Inc.:
             1.04% due 12/1/03@.................... $ 5,000,000
                                                    -----------
                                                      9,999,445
                                                    -----------
            U.S. TREASURY BILLS - 0.66%
            United States Treasury Bills:
    860,000   0.90% due 12/11/03@..................     859,784
    110,000   0.89% due 1/8/04@....................     109,897
    150,000   0.89% due 1/15/04@...................     149,833
     25,000   0.88% due 12/18/03@..................      24,990
                                                    -----------
                                                      1,144,504
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $11,143,949).....................  11,143,949
                                                    -----------
            REPURCHASE AGREEMENTS - 10.74%
    695,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 0.93%,
             dated 11/28/03, to be repurchased
             12/1/03 in the amount of $695,054
             and collateralized by Federal National
             Mtg. Assoc. Notes, bearing interest at
             1.76%, due 5/27/05 and having an
             approximate value of $713,647@
             (Cost $695,000).......................     695,000
    833,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 0.93%,
             dated 11/28/03, to be repurchased
             12/1/03 in the amount of $833,065
             and collateralized by Federal National
             Mtg. Assoc. Notes, bearing interest at
             1.50%, due 10/01/04 and having an
             approximate value of $852,833@
             (Cost $833,000).......................     833,000
 17,054,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 0.93%,
             dated 11/28/03, to be repurchased
             12/1/03 in the amount of
             $17,055,322 and collateralized by
             Federal National Mtg. Assoc. Notes,
             bearing interest at 1.50%, due
             10/1/04 and having approximate
             value of $17,568,361@/(1)/
             (Cost $17,054,000)....................  17,054,000
                                                    -----------

                                                 MARKET
                                                 VALUE
-----------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS
  (Cost $18,582,000)......................... $ 18,582,000
                                              ------------
  TOTAL INVESTMENTS
  (Cost $163,783,154) - 103.61%..............  179,330,031
  Other assets and liabilities, net - (3.61)%   (6,246,348)
                                              ------------
  NET ASSETS - 100%.......................... $173,083,683
                                              ------------

+  Non-income producing.
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2003, the aggregate value of these securities was $1,213,111 representing 0.70% of net assets.
#  Security represents an investment in an affiliated company.
TBA -Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@ The security or a portion thereof represents collateral for open futures contracts.
/(1)/The security or a portion thereof represents collateral for TBA Securities. /(2)/Variable rate security - the rate reflected is as of 11/30/03; maturity date reflects next reset date.

OPEN FUTURES CONTRACTS

 ------------------------------------------------------------------------------
                                                      Value as of
 Number of                             Value at Trade November 30,  Unrealized
 Contracts Description Expiration Date      Date          2003     Appreciation
 ------------------------------------------------------------------------------
  68 Long    S&P 500
             Index      December 2003   $17,315,912   $17,982,600    $666,688
                                                                     --------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

          BLUE CHIP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             11


 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          COMMON STOCK - 98.91%
          ADVERTISING - 0.62%
    2,700 Omnicom Group, Inc................ $   215,082
                                             -----------
          AEROSPACE/DEFENSE - 0.53%
    1,300 General Dynamics Corp.............     105,131
    1,700 Lockheed Martin Corp..............      78,098
                                             -----------
                                                 183,229
                                             -----------
          APPAREL & PRODUCTS - 0.03%
      500 TJX Cos., Inc.....................      11,295
                                             -----------
          AUTOMOTIVE - 1.75%
    7,300 Danaher Corp......................     607,360
                                             -----------
          BANKS - 6.76%
    4,700 Bank of America Corp..............     354,521
    5,300 Bank of New York Co., Inc.........     162,604
   11,800 Mellon Financial Corp.............     339,840
    5,900 Northern Trust Corp...............     264,615
   10,300 State Street Bank & Trust Co......     524,888
   12,500 U.S. Bancorp......................     346,375
    6,200 Wells Fargo & Co..................     355,446
                                             -----------
                                               2,348,289
                                             -----------
          BEVERAGES - 2.01%
    7,800 Coca-Cola Bottling Co.............     362,700
    6,960 PepsiCo, Inc......................     334,915
                                             -----------
                                                 697,615
                                             -----------
          BROADCASTING - 3.25%
   11,100 Clear Channel Communications, Inc.     464,091
   12,600 Comcast Corp., Class A Special +..     379,890
    7,900 Univision Communications, Inc.,
            Class A +/(1)/..................     285,032
                                             -----------
                                               1,129,013
                                             -----------
          COMMERCIAL SERVICES - 1.40%
    7,000 Accenture, Ltd., Class A +........     174,300
    8,200 Cendant Corp. +...................     181,712
    3,400 Paychex, Inc......................     130,798
                                             -----------
                                                 486,810
                                             -----------
          CONGLOMERATES - 3.19%
    1,100 3M Co.............................      86,944
   19,700 General Electric Co...............     564,799
   19,900 Tyco International, Ltd...........     456,705
                                             -----------
                                               1,108,448
                                             -----------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          DRUGS - 6.77%
    6,700 Abbott Laboratories................. $   296,140
    3,700 Eli Lilly & Co......................     253,672
    5,800 Forest Laboratories, Inc. +.........     316,912
   37,780 Pfizer, Inc.........................   1,267,519
      400 Teva Pharmaceutical Industries, Ltd.
           ADR................................      24,094
    4,900 Wyeth...............................     193,060
                                               -----------
                                                 2,351,397
                                               -----------
          FINANCE COMPANIES - 0.93%
    1,800 MBNA Corp...........................      44,136
    7,500 SLM Corp............................     278,475
                                               -----------
                                                   322,611
                                               -----------
          FINANCIAL SERVICES - 11.18%
    5,200 American Express Co.................     237,692
   13,500 Charles Schwab Corp.................     156,600
   29,666 Citigroup, Inc......................   1,395,489
    6,600 Fannie Mae..........................     462,000
    4,200 Franklin Resources, Inc.............     200,886
    1,500 Freddie Mac.........................      81,630
    3,600 Goldman Sachs Group, Inc............     345,888
    2,300 Legg Mason, Inc.....................     183,333
    8,000 Merrill Lynch & Co., Inc............     454,000
    6,600 Morgan Stanley......................     364,848
                                               -----------
                                                 3,882,366
                                               -----------
          FOODS - 0.93%
    2,000 General Mills, Inc..................      90,020
    6,400 Sysco Corp..........................     232,448
                                               -----------
                                                   322,468
                                               -----------
          FREIGHT - 0.69%
    3,300 United Parcel Service, Inc., Class B     240,141
                                               -----------
          HEALTHCARE - 0.40%
      600 Anthem, Inc. +......................      43,272
    2,600 Medco Health Solutions, Inc. +......      94,718
                                               -----------
                                                   137,990
                                               -----------
          HOSPITAL SUPPLIES - 3.09%
      300 AmerisourceBergen Corp..............      18,987
    5,600 Boston Scientific Corp. +...........     200,984
    1,450 Cardinal Health, Inc................      88,653
    8,700 Johnson & Johnson...................     428,823

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          HOSPITAL SUPPLIES - Continued
    5,300 Medtronic, Inc........................ $   239,560
    1,200 Stryker Corp..........................      97,200
                                                 -----------
                                                   1,074,207
                                                 -----------
          HOUSEHOLD PRODUCTS - 0.83%
      200 Colgate-Palmolive Co..................      10,500
    2,100 Estee Lauder Cos., Inc., Class A......      79,800
    2,400 Gillette Co...........................      80,952
    1,200 Procter & Gamble Co...................     115,488
                                                 -----------
                                                     286,740
                                                 -----------
          INFORMATION PROCESSING -
          HARDWARE - 2.08%
   13,800 Dell, Inc. +..........................     476,100
      500 International Business Machines Corp..      45,270
    2,600 Lexmark International, Inc., Class A +     201,240
                                                 -----------
                                                     722,610
                                                 -----------
          INFORMATION PROCESSING -
          SERVICES - 5.93%
    3,500 Adobe Systems, Inc....................     144,620
    4,700 Affiliated Computer Services, Inc.,
           Class A +............................     235,658
    3,200 eBay, Inc. +..........................     178,720
    1,500 EMC Corp. +...........................      20,610
   13,700 First Data Corp.......................     518,545
    5,300 Fiserv, Inc. +........................     198,750
    8,400 InterActiveCorp +.....................     275,940
    3,300 SunGard Data Systems, Inc. +..........      89,166
    4,200 Symantec Corp. +......................     137,886
    6,000 Yahoo!, Inc. +........................     257,880
                                                 -----------
                                                   2,057,775
                                                 -----------
          INFORMATION PROCESSING -
          SOFTWARE - 4.72%
    1,800 ChoicePoint, Inc. +...................      68,850
    7,200 Intuit, Inc. +........................     362,016
   40,300 Microsoft Corp........................   1,035,710
      500 Oracle Corp. +........................       6,005
    6,600 Siebel Systems, Inc. +................      86,988
    2,100 VERITAS Software Corp. +..............      79,844
                                                 -----------
                                                   1,639,413
                                                 -----------

--------------------------------------------------------------------------------

                                                              November 30, 2003

12

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          INSURANCE - 7.46%
      500 AMBAC Financial Group, Inc............. $    34,375
    3,000 American International Group, Inc. #...     173,850
    5,300 Hartford Financial Services Group, Inc.     291,500
    8,100 Marsh & McLennan Cos., Inc.............     359,964
   14,110 Travelers Property Casualty Corp.,
           Class A...............................     220,116
   19,700 UnitedHealth Group, Inc................   1,061,830
    4,800 Wellpoint Health Networks, Inc.,
           Class A +.............................     448,752
                                                  -----------
                                                    2,590,387
                                                  -----------
          LEISURE AND TOURISM - 3.76%
    7,300 Carnival Corp..........................     256,887
    7,300 Harley-Davidson, Inc...................     344,341
   10,000 International Game Technology..........     346,900
    5,600 McDonald's Corp........................     143,528
    1,900 MGM Mirage, Inc. +.....................      71,212
    4,500 Starbucks Corp. +......................     144,315
                                                  -----------
                                                    1,307,183
                                                  -----------
          MACHINERY - 0.59%
    2,200 Deere & Co.............................     134,706
      900 Illinois Tool Works, Inc...............      70,290
                                                  -----------
                                                      204,996
                                                  -----------
          MEDICAL - BIOMEDICAL/GENE - 1.83%
    8,000 Amgen, Inc. +..........................     460,080
    1,500 Genentech, Inc. +......................     126,450
    2,000 MedImmune, Inc. +......................      47,600
                                                  -----------
                                                      634,130
                                                  -----------
          METALS - 0.41%
    4,000 Alcoa, Inc.............................     131,240
      200 Nucor Corp.............................      11,222
                                                  -----------
                                                      142,462
                                                  -----------
          MULTIMEDIA - 3.48%
    2,800 E.W. Scripps Co., Class A..............     257,768
   16,500 Time Warner, Inc. +....................     268,620
   13,428 Viacom, Inc., Class B..................     527,989
    6,700 Walt Disney Co.........................     154,703
                                                  -----------
                                                    1,209,080
                                                  -----------

 NUMBER                                     MARKET
OF SHARES                                   VALUE
-----------------------------------------------------
          OIL AND GAS - 2.55%
    8,500 Baker Hughes, Inc.............. $   245,310
    3,900 BJ Services Co. +..............     124,371
    6,900 Schlumberger, Ltd..............     323,748
    5,100 Smith International, Inc. +....     191,454
                                          -----------
                                              884,883
                                          -----------
          POLLUTION CONTROL - 0.15%
    1,800 Waste Management, Inc..........      52,938
                                          -----------
          RETAIL - 5.19%
    4,450 Best Buy Co., Inc..............     275,900
   15,100 Home Depot, Inc................     555,076
   11,300 Target Corp....................     437,536
    8,400 Wal-Mart Stores, Inc...........     467,376
    1,800 Walgreen Co....................      66,258
                                          -----------
                                            1,802,146
                                          -----------
          SCHOOLS - 1.25%
    6,300 Apollo Group, Inc., Class A +..     434,889
                                          -----------
          SEMICONDUCTORS - 6.52%
    7,600 Analog Devices, Inc. +.........     378,100
   12,200 Applied Materials, Inc. +......     296,460
    3,700 ASML Holding NV +..............      69,634
   12,300 Intel Corp.....................     411,189
    9,300 Maxim Integrated Products, Inc.     484,344
    3,300 Microchip Technology, Inc......     113,520
    2,300 QLogic Corp. +.................     130,709
    7,600 Texas Instruments, Inc.........     226,176
    4,100 Xilinx, Inc. +.................     154,119
                                          -----------
                                            2,264,251
                                          -----------
          TELECOMMUNICATIONS - 7.30%
   34,600 Cisco Systems, Inc. +..........     784,036
    8,600 EchoStar Communications Corp.,
           Class A +.....................     296,528
   20,100 Nextel Communications, Inc.,
           Class A +.....................     509,133
    8,700 Nokia Corp. ADR................     156,426
    1,700 QUALCOMM, Inc..................      75,735
   30,600 Vodafone Group, PLC ADR/(1)/...     714,510
                                          -----------
                                            2,536,368
                                          -----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          THERAPEUTICS - 0.73%
    4,300 Gilead Sciences, Inc. +.............. $   252,324
                                                -----------
          TOBACCO - 0.60%
    4,000 Altria Group, Inc....................     208,000
                                                -----------
          TOTAL COMMON STOCK
          (Cost $31,181,325)...................  34,348,896
                                                -----------
   PAR
  VALUE
----------
          SHORT-TERM INVESTMENTS - 1.80%
          COLLECTIVE INVESTMENT POOL - 0.40%
 $139,728 Securities Lending Quality Trust/(2)/     139,728
                                                -----------
          REGISTERED INVESTMENT
          COMPANIES - 1.40%
  485,710 T. Rowe Price Reserve Investment Fund     485,710
                                                -----------
          TOTAL SHORT-TERM INVESTMENTS
          (Cost $625,438)......................     625,438
                                                -----------
          TOTAL INVESTMENTS
          (Cost $31,806,763) - 100.71%.........  34,974,334
          Other assets and liabilities, net -
           (0.71)%.............................    (247,775)
                                                -----------
          NET ASSETS - 100%.................... $34,726,559
                                                -----------

        + Non-income producing
        # Security represents an investment in an
          affiliated company
        ADR - American Depository Receipt
        /(1)/ The security or a portion thereof is out
          on loan (see Note 2).
        /(2)/ The security is purchased with the cash collateral received from security loaned.

SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

        CAPITAL CONSERVATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             13

    PAR                                          MARKET
   VALUE                                         VALUE
-----------------------------------------------------------
             CORPORATE BONDS - 33.40%
             AUTOMOTIVE - 0.69%
$    128,000 Ford Motor Co.:
               6.63% due 10/1/28............ $      110,464
             General Motors Corp.:
     264,000   8.25% due 7/15/23............        284,699
     153,000   7.20% due 1/15/11/(3)/.......        161,706
                                             --------------
                                                    556,869
                                             --------------
             BANKS - 2.56%
     110,000 Bank America Corp.:
               5.25% due 12/1/15............        108,644
     338,000 Bank of America Corp.:
               7.13% due 3/1/09.............        385,756
     200,000 European Investment Bank:
               4.00% due 3/15/05............        206,007
     100,000 Fleet Financial Group, Inc.:
               6.88% due 1/15/28............        111,188
     221,000 Huntington National Bank:
               2.75% due 10/16/06...........        219,747
     200,000 Key Bank NA:
               4.10% due 6/30/05............        206,233
     219,000 National City Bank:
               2.50% due 4/17/06............        218,315
     225,000 PNC Bank NA:
               7.88% due 4/15/05............        242,819
             Wachovia Corp.:
     110,000   7.88% due 2/15/10............        131,121
     220,000   6.15% due 3/15/09............        242,243
                                             --------------
                                                  2,072,073
                                             --------------
             BEVERAGES - 0.80%
     127,000 Anheuser-Busch Cos., Inc./(3)/:
               5.95% due 1/15/33............        128,935
     110,000 Coca Cola HBC Finance BV*:
               5.13% due 9/17/13............        109,615
     110,000 Coors Brewing Co.:
               6.38% due 5/15/12............        119,527
     255,000 Pepsi Bottling Group, Inc.:
               7.00% due 3/1/29.............        290,821
                                             --------------
                                                    648,898
                                             --------------

    PAR                                               MARKET
   VALUE                                              VALUE
----------------------------------------------------------------
             BROADCASTING - 1.41%
$    221,000 Clear Channel Communications, Inc.:
               3.13% due 2/1/07.................. $      220,171
     219,000 Comcast Corp.:
               6.88% due 6/15/09.................        244,961
             Liberty Media Corp.:
     110,000   7.75% due 7/15/09.................        125,049
     221,000   3.50% due 9/25/06.................        219,909
             TCI Communications, Inc.:
     168,000   8.75% due 8/1/15..................        210,866
     110,000   6.88% due 2/15/06.................        118,906
                                                  --------------
                                                       1,139,862
                                                  --------------
             CHEMICAL - 0.13%
     110,000 ICI Wilmington, Inc.:
               5.63% due 12/1/13.................        108,495
                                                  --------------
             COMMERCIAL SERVICES - 0.27%
     221,000 Hertz Corp.:
               4.70% due 10/2/06.................        220,274
                                                  --------------
             CONGLOMERATES - 0.32%
     265,000 Hutchison Whampoa, Ltd.*:
               7.45% due 11/24/33................        262,483
                                                  --------------
             DRUGS - 0.17%
     133,000 Schering Plough Corp.:
               6.50% due 12/1/33.................        134,995
                                                  --------------
             FINANCE COMPANIES - 3.63%
     221,000 Capital One Bank:
               4.25% due 12/1/08.................        218,770
             Ford Motor Credit Co.:
     110,000   7.00% due 10/1/13.................        111,540
     298,000   5.80% due 1/12/09.................        298,059
             General Motors Acceptance Corp.:
     219,000   7.75% due 1/19/10.................        239,724
     189,000   4.50% due 7/15/06.................        193,008
   1,000,000 Honda Auto Receivables Owner Trust,
              Series 2003-3 A4:
               2.77% due 11/21/08................        997,043
     500,000 Honda Auto Receivables Owners Trust,
              Series 2002-4 A4:
               2.70% due 3/17/08.................        501,276
     160,000 Household Finance Corp.:
               3.38% due 2/21/06.................        162,801

    PAR                                                   MARKET
   VALUE                                                  VALUE
--------------------------------------------------------------------
             FINANCE COMPANIES - Continued
$    221,000 SLM Corp.:
               4.00% due 1/15/09..................... $      219,891
                                                      --------------
                                                           2,942,112
                                                      --------------
             FINANCIAL SERVICES - 7.58%
     250,000 Bear Stearns Commercial Mtg. Securities:
               6.02% due 2/14/31.....................        272,448
             Citigroup, Inc.:
     221,000   6.50% due 1/18/11.....................        247,539
     185,000   6.00% due 10/31/33....................        183,969
             Credit Suisse First Boston USA, Inc.:
     220,000   6.13% due 11/15/11....................        238,067
      66,000   3.88% due 1/15/09.....................         65,397
     500,000 DLJ Commercial Mtg. Corp.:
               7.34% due 10/10/32....................        577,686
     110,000 Duke Capital Corp., Series A:
               6.25% due 7/15/05.....................        115,756
     218,000 FPL Group Capital, Inc.:
               3.25% due 4/11/06.....................        220,465
   1,000,000 GE Capital Commercial Mtg. Corp.,
              Series 2002-1 A3:
               6.27% due 12/10/35....................      1,100,096
             General Electric Capital Corp.:
     221,000   6.13% due 2/22/11.....................        240,908
     119,000   3.67% due 12/4/06/(3)/................        219,017
     221,000 Goldman Sachs Group, Inc.:
               2.85% due 10/27/06....................        219,910
     120,000 IOS Capital, LLC:
               7.25% due 6/30/08.....................        120,600
     225,000 John Deere Capital Corp.:
               3.90% due 1/15/08.....................        227,451
     221,000 JP Morgan Chase & Co.:
               5.25% due 5/30/07.....................        234,417
     200,000 Lehman Brothers Holdings, Inc.:
               8.25% due 6/15/07.....................        231,660
     221,000 Merrill Lynch & Co., Inc.:
               4.50% due 11/4/10.....................        220,550
     214,000 Morgan Stanley:
               4.25% due 5/15/10.....................        211,202
     211,000 National Rural Utilities Cooperative
              Finance Corp.:
               5.75% due 8/28/09.....................        227,265
     100,000 Principal Life Global Funding*:
               5.13% due 6/28/07.....................        106,064

--------------------------------------------------------------------------------

                                                              November 30, 2003

14

    PAR                                               MARKET
   VALUE                                              VALUE
----------------------------------------------------------------
             FINANCIAL SERVICES - Continued
$    219,000 Rio Tinto Finance USA, Ltd.:
               2.63% due 9/30/08................. $      207,450
     200,000 Salomon Smith Barney Holdings, Inc.:
               5.88% due 3/15/06.................        214,447
     107,000 Sprint Capital Corp.:
               6.38% due 5/1/09..................        112,987
     219,000 Textron Financial Corp.:
               2.75% due 6/1/06..................        216,907
     100,000 TIAA Global Mkts, Inc.*:
               4.13% due 11/15/07................        102,383
                                                  --------------
                                                       6,134,641
                                                  --------------
             FOODS - 0.16%
     127,000 Unilever Capital Corp.:
               5.90% due 11/15/32................        126,175
                                                  --------------
             FREIGHT - 0.16%
     110,000 Union Pacific Corp.:
               7.38% due 9/15/09.................        127,173
                                                  --------------
             HOSPITAL SUPPLIES - 0.28%
     255,000 Johnson & Johnson:
               4.95% due 5/15/33.................        230,196
                                                  --------------
             HOUSEHOLD PRODUCTS - 0.27%
     221,000 Fortune Brands, Inc.:
               2.88% due 12/1/06.................        220,520
                                                  --------------
             INFORMATION PROCESSING -
             SERVICES - 0.13%
     100,000 Computer Sciences Corp.:
               6.75% due 6/15/06.................        109,245
                                                  --------------
             INSURANCE - 1.10%
     500,000 ACE INA Holdings, Inc.:
               8.20% due 8/15/04.................        521,844
     110,000 Metlife, Inc.:
               6.13% due 12/1/11.................        118,672
     127,000 Provident Companies, Inc.:
               6.38% due 7/15/05.................        132,430
     128,000 Western & Southern Financial Group,
              Inc.*:
               5.75% due 7/15/33.................        119,422
                                                  --------------
                                                         892,368
                                                  --------------

    PAR                                              MARKET
   VALUE                                             VALUE
---------------------------------------------------------------
             LEISURE AND TOURISM - 0.33%
$    131,000 Mandalay Resort Group*:
               6.38% due 12/15/11............... $      130,509
     131,000 MGM Mirage, Inc.:
               6.00% due 10/1/09................        132,801
                                                 --------------
                                                        263,310
                                                 --------------
             METALS - 0.15%
     117,000 Noranda, Inc.:
               7.00% due 7/15/05................        123,518
                                                 --------------
             MULTIMEDIA - 0.51%
     100,000 AOL Time Warner, Inc.:
               6.13% due 4/15/06................        106,765
     127,000 Time Warner Entertainment Co., LP:
               8.38% due 3/15/23................        155,721
             Time Warner, Inc.:
      75,000   9.15% due 2/1/23.................         95,547
      49,000   6.88% due 6/15/18................         53,009
                                                 --------------
                                                        411,042
                                                 --------------
             OIL AND GAS - 1.19%
             Amerada Hess Corp.:
     132,000   7.30% due 8/15/31................        135,484
     132,000   7.13% due 3/15/33................        133,858
     181,000   5.90% due 8/15/06................        193,878
     200,000 Occidental Petroleum Corp.:
               6.50% due 4/1/05.................        211,449
     128,000 Pemex Project Funding Master Trust:
               8.63% due 2/1/22.................        139,840
     130,000 Pennzoil Co.:
               10.25% due 11/1/05...............        147,937
                                                 --------------
                                                        962,446
                                                 --------------
             PAPER/FOREST PRODUCTS - 1.24%
      44,000 Domtar, Inc.:
               5.38% due 12/1/13................         43,475
     200,000 International Paper Co.:
               7.50% due 5/15/04................        204,939
     154,000 Nexfor, Inc.:
               6.88% due 11/15/05...............        164,498
      53,000 Norske Skogsindustrier ASA*:
               7.13% due 10/15/33...............         54,858
     177,000 Packaging Corp. of America*:
               5.75% due 8/1/13.................        177,502

    PAR                                                 MARKET
   VALUE                                                VALUE
------------------------------------------------------------------
             PAPER/FOREST PRODUCTS - Continued
             Weyerhaeuser Co.:
$    132,000   6.88% due 12/15/33.................. $      132,749
     216,000   5.50% due 3/15/05...................        224,471
                                                    --------------
                                                         1,002,492
                                                    --------------
             RAILROADS & EQUIPMENT - 0.77%
     202,000 Burlington Northern Santa Fe Corp.:
               8.13% due 4/15/20...................        242,775
     221,000 CSX Corp.:
               2.75% due 2/15/06...................        220,521
     134,000 Norfolk Southern Corp.:
               7.80% due 5/15/27...................        160,038
                                                    --------------
                                                           623,334
                                                    --------------
             RETAIL - 1.10%
     221,000 Kroger Co.:
               7.38% due 3/1/05....................        234,694
             Safeway, Inc.:
     310,000   6.15% due 3/1/06....................        330,958
     221,000   2.50% due 11/1/05...................        217,734
     110,000 Toys R US, Inc.:
               7.38% due 10/15/18..................        108,558
                                                    --------------
                                                           891,944
                                                    --------------
             SAVINGS & LOAN - 0.40%
     100,000 Washington Mutual Bank FA:
               5.50% due 1/15/13...................        102,661
     221,000 Washington Mutual, Inc.:
               4.00% due 1/15/09...................        219,200
                                                    --------------
                                                           321,861
                                                    --------------
             TELECOMMUNICATIONS - 1.64%
     125,000 Citizens Communications Co.:
               8.50% due 5/15/06...................        140,772
             Deutsche Telekom International Finance
              BV:
     186,000   8.75% due 6/15/30...................        234,182
     101,000   8.25% due 6/15/05...................        109,733
     128,000 France Telecom SA /(1)/:
               10.00% due 3/1/31...................        167,520
     133,000 GTE Corp.:
               6.94% due 4/15/28...................        137,167
     199,000 Intelsat, Ltd.*:
               6.50% due 11/1/13...................        206,194

--------------------------------------------------------------------------------

November 30, 2003

                                                                             15

    PAR                                            MARKET
   VALUE                                           VALUE
-------------------------------------------------------------
             TELECOMMUNICATIONS - Continued
$    153,000 Qwest Corp.:
               7.25% due 9/15/25.............. $      150,322
      50,000 TELUS Corp.:
               8.00% due 6/1/11...............         57,421
     125,000 Vodafone Group, PLC:
               6.25% due 11/30/32.............        126,223
                                               --------------
                                                    1,329,534
                                               --------------
             TOBACCO - 0.14%
     111,000 Altria Group, Inc.:
               7.00% due 11/4/13..............        115,101
                                               --------------
             UTILITIES - COMMUNICATION - 1.82%
     120,000 AT&T Corp.:
               6.00% due 3/15/09..............        127,473
     154,000 GTE California, Inc.:
               5.50% due 1/15/09..............        163,109
     265,000 Pacific Bell:
               6.63% due 10/15/34.............        271,356
     221,000 Royal KPN NV:
               8.00% due 10/1/10..............        262,572
     132,000 Telecom Italia Capital*:
               6.38% due 11/15/33.............        131,087
     110,000 Verizon New York, Inc.:
               6.88% due 4/1/12...............        120,432
     257,000 Verizon New York, Inc., Series A:
               7.38% due 4/1/32...............        278,957
     110,000 Verizon Pennsylvania, Inc.:
               5.65% due 11/15/11.............        114,625
                                               --------------
                                                    1,469,611
                                               --------------
             UTILITIES - ELECTRIC - 4.30%
     221,000 Alabama Power Co.:
               2.80% due 12/1/06..............        219,860
     200,000 Appalachian Power Co.:
               4.80% due 6/15/05..............        207,550
     200,000 Arizona Public Service Co.:
               6.50% due 3/1/12...............        219,833
     133,000 Carolina Power & Light Co.:
               6.13% due 9/15/33..............        135,167
     122,000 CenterPoint Energy, Inc.*:
               7.88% due 4/1/13...............        138,144

    PAR                                               MARKET
   VALUE                                              VALUE
----------------------------------------------------------------
             UTILITIES - ELECTRIC - Continued
$    129,000 Consolidated Edison Co. of New York,
              Inc.:
               5.10% due 6/15/33................. $      114,975
     221,000 Constellation Energy Group, Inc.:
               7.88% due 4/1/05..................        237,579
     110,000 Consumers Energy Co.*:
               4.00% due 5/15/10.................        104,768
             Dominion Resources, Inc.:
     200,000   7.63% due 7/15/05.................        216,506
     199,000   5.25% due 8/1/33..................        196,055
      84,000 Duke Energy Corp.:
               4.50% due 4/1/10..................         84,752
     202,000 Florida Power Corp.:
               5.90% due 3/1/33..................        199,892
     200,000 Georgia Power Co., Series F:
               6.20% due 2/1/06..................        215,301
     110,000 Great Lakes Power, Inc.:
               8.30% due 3/1/05..................        116,208
     200,000 Niagara Mohawk Power Corp.:
               5.38% due 10/1/04.................        205,878
     225,000 NiSource Finance Corp.:
               7.63% due 11/15/05................        245,763
     110,000 Ohio Edison Co.*:
               4.00% due 5/1/08..................        108,021
      76,000 Old Dominion Electric Cooperative:
               5.68% due 12/1/28.................         77,442
     110,000 Tampa Electric Co.:
               6.88% due 6/15/12.................        121,449
      25,000 TECO Energy, Inc.:
               7.50% due 6/15/10.................         26,531
     110,000 Westar Energy, Inc.:
               7.88% due 5/1/07..................        124,711
     143,000 Xcel Energy, Inc.:
               7.00% due 12/1/10.................        161,397
                                                  --------------
                                                       3,477,782
                                                  --------------
             UTILITIES - GAS, PIPELINE - 0.15%
     117,000 Reliant Energy Resources Corp.,
              Series B:
               8.13% due 7/15/05.................        124,964
                                                  --------------
             TOTAL CORPORATE BONDS
             (Cost $26,675,088)..................     27,043,318
                                                  --------------

    PAR                                           MARKET
   VALUE                                          VALUE
------------------------------------------------------------
             FOREIGN GOVERNMENT BONDS - 0.91%
$    197,000 Government of United Kingdom*:
               2.25% due 7/8/08.............. $      187,900
             Quebec Province Canada:
     255,000   7.50% due 7/15/23.............        309,897
     225,000   5.00% due 7/17/09.............        236,195
                                              --------------
             TOTAL FOREIGN GOVERNMENT BONDS
             (Cost $744,811).................        733,992
                                              --------------
             UNITED STATES GOVERNMENT
             OBLIGATIONS - 69.20%
             GOVERNMENT AGENCIES - 49.31%
             Federal Farm Credit Bks.:
   1,000,000   3.88% due 12/15/04............      1,023,980
     672,000   2.50% due 3/15/06.............        672,335
             Federal Home Loan Bank:
     660,000   5.25% due 8/15/06.............        702,951
     280,000   4.50% due 9/16/13.............        273,820
     660,000   1.88% due 6/15/06.............        649,118
             Federal Home Loan Mtg. Corp.:
      37,211   8.00% due 1/1/29..............         40,189
      99,243   8.00% due 12/1/29.............        107,016
      98,471   8.00% due 12/1/30.............        106,094
       1,477   8.00% due 1/1/31..............          1,591
     140,411   7.50% due 12/1/30.............        149,697
   1,200,000   7.50% due TBA.................      1,282,874
     253,445   7.00% due 11/1/16.............        269,147
      85,318   7.00% due 7/1/32..............         90,023
     570,000   6.25% due 7/15/32.............        613,099
   4,100,000   6.00% due TBA.................      4,212,750
     312,000   5.88% due 3/21/11.............        334,060
   2,250,000   5.50% due 10/1/33.............      2,264,261
   1,300,000   5.50% due TBA.................      1,339,000
   1,950,000   5.00% due 10/1/33.............      1,910,978
   1,400,000   4.50% due TBA.................      1,388,187
     723,000   3.00% due 10/27/06............        728,312
     330,000   2.38% due 10/2/06.............        326,013
     670,000   2.00% due 1/21/05.............        670,472
             Federal National Mtg. Assoc.:
      34,039   7.50% due 11/1/14.............         36,417
       5,336   7.50% due 8/1/15..............          5,704
     660,000   7.25% due 1/15/10.............        773,419
   1,633,108   7.00% due 9/1/31..............      1,723,258
     675,000   6.63% due 11/15/30............        758,418
     418,779   6.50% due 3/1/17..............        441,870

--------------------------------------------------------------------------------

                                                              November 30, 2003

16

    PAR                                          MARKET
   VALUE                                         VALUE
-----------------------------------------------------------
            GOVERNMENT AGENCIES - Continued
            Federal National Mtg. Assoc.:
 $  218,819   6.50% due 8/1/31.............. $      293,886
  1,655,703   6.50% due 7/1/32..............      1,726,540
      9,269   6.00% due 3/1/16..............         10,058
    261,643   6.00% due 12/1/16.............        273,315
    658,744   6.00% due 11/1/17.............        688,146
    250,000   6.00% due TBA.................        256,797
  2,600,000   5.50% due 12/1/33.............      2,617,846
  2,250,000   5.50% due TBA.................      2,264,062
    660,000   5.25% due 8/1/12..............        671,226
  1,244,513   5.00% due 9/1/18..............      1,261,569
    991,949   5.00% due 10/1/18.............      1,005,544
  1,100,000   5.00% due 10/1/33.............      1,080,394
    361,000   4.63% due 10/15/13............        356,890
    250,000   4.50% due TBA.................        248,203
    660,000   2.50% due 5/12/06.............        660,289
    660,000   2.38% due 3/17/06.............        656,231
    660,000   2.38% due 4/13/06.............        655,475
    645,205   1.75% due 6/16/06.............        645,205
            Government National Mtg. Assoc.:
    551,170   6.50% due 7/15/32.............        579,467
    740,103   6.50% due 9/15/32.............        778,100
    150,984   6.00% due 3/15/29.............        156,420
    132,122   6.00% due 4/15/29.............        136,880
                                             --------------
                                                 39,917,596
                                             --------------
            GOVERNMENT OBLIGATIONS - 19.89%
            United States Treasury Bonds:
    157,000   9.38% due 2/15/06.............        181,458
    800,000   7.25% due 8/15/22.............      1,001,438
  1,592,000   7.13% due 2/15/23 @...........      1,970,971
  1,781,000   6.25% due 8/15/23/(3)/ @......      2,012,183
    586,000   5.38% due 2/15/31.............        607,151
            United States Treasury Notes:
  1,401,000   7.00% due 7/15/06/(3)/........      1,565,344
  1,419,000   6.88% due 5/15/06.............      1,574,203
    238,000   4.25% due 8/15/13.............        237,052
     42,000   3.88% due 2/15/13.............         40,835
    660,000   3.38% due 4/30/04.............        666,316
     44,000   3.38% due 11/15/08............         44,045
    225,000   3.13% due 10/15/08............        222,943
    857,000   3.00% due 1/31/04.............        859,812
    779,000   2.00% due 8/31/05/(3)/........        780,673
     51,000   2.00% due 5/15/06.............         50,697

    PAR                                                  MARKET
   VALUE                                                 VALUE
--------------------------------------------------------------------
            GOVERNMENT OBLIGATIONS - Continued
            United States Treasury Notes:
 $  197,000   1.63% due 9/30/05..................... $      195,953
    110,000   1.63% due 10/31/05....................        109,252
  1,050,000   1.50% due 2/28/05.....................      1,049,426
  2,960,000   1.13% due 6/30/05.....................      2,931,208
                                                     --------------
                                                         16,100,960
                                                     --------------
            TOTAL UNITED STATES
            GOVERNMENT OBLIGATIONS
            (Cost $56,250,325)......................     56,018,556
                                                     --------------
            SHORT-TERM INVESTMENTS - 0.65%
            COLLECTIVE INVESTMENT POOL
    529,298 Securities Lending Quality Trust/(2)/
            (Cost $529,298).........................        529,298
                                                     --------------
            REPURCHASE AGREEMENT - 9.14%
  7,403,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 0.93%, dated
             11/28/03, to be repurchased 12/1/03
             in the amount of $7,403,574 and
             collateralized by Federal Home Loan
             Mtg. Corp. Notes, bearing interest at
             4.50%, due 8/15/04 and having an
             approximate value of $7,629,693
             (Cost $7,403,000) @....................      7,403,000
                                                     --------------
            TOTAL INVESTMENTS
            (Cost $91,602,522) - 113.30%............     91,728,164
            Other assets and liabilities,
             net - (13.30)%.........................    (10,771,791)
                                                     --------------
            NET ASSETS - 100%....................... $   80,956,373
                                                     --------------

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date.
      The actual principal and maturity date will be determined upon settlement date.
@     The security or a portion thereof represents collateral for TBAs.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2003, the aggregate value of these securities was $1,938,950, representing 2.40% of net assets.
/(1)/ Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each downgrade or upgrade. The rate reflected is as of November 30, 2003.
/(2)/ The security is purchased with the cash collateral received from securities loaned. (See Note 2)
/(3)/ The security or a portion thereof is out on loan.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

            CORE EQUITY FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             17

 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
          COMMON STOCK - 96.67%
          ADVERTISING - 0.44%
   33,100 Omnicom Group, Inc.............. $  2,636,746
                                           ------------
          AEROSPACE/DEFENSE - 3.73%
  180,000 Boeing Co.......................    6,910,200
   23,600 General Dynamics Corp...........    1,908,532
  261,000 Honeywell International, Inc....    7,749,090
   25,000 Lockheed Martin Corp............    1,148,500
   52,300 United Technologies Corp........    4,482,110
                                           ------------
                                             22,198,432
                                           ------------
          APPAREL & PRODUCTS - 1.11%
  140,200 Gap, Inc........................    3,014,300
   53,200 Nike, Inc., Class B.............    3,577,700
                                           ------------
                                              6,592,000
                                           ------------
          BANKS - 8.57%
  169,600 Bank of America Corp............   12,792,928
  124,750 Bank One Corp...................    5,409,160
  131,000 FleetBoston Financial Corp......    5,318,600
  124,000 PNC Financial Services Group....    6,740,640
   45,100 State Street Bank & Trust Co....    2,298,296
  215,800 Wachovia Corp...................    9,872,850
  148,000 Wells Fargo & Co................    8,484,840
                                           ------------
                                             50,917,314
                                           ------------
          BEVERAGES - 2.47%
  113,800 Coca-Cola Bottling Co...........    5,291,700
  195,550 PepsiCo, Inc....................    9,409,866
                                           ------------
                                             14,701,566
                                           ------------
          BROADCASTING - 2.58%
   99,000 Comcast Corp., Class A +........    3,106,620
  259,600 Comcast Corp., Class A Special +    7,826,940
  398,000 Liberty Media Corp., Series A +.    4,397,900
                                           ------------
                                             15,331,460
                                           ------------
          BUILDING MATERIALS - 1.45%
  101,400 Lowe's Cos., Inc................    5,911,620
  100,300 Masco Corp......................    2,728,160
                                           ------------
                                              8,639,780
                                           ------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          CHEMICAL - 0.87%
   58,800 Dow Chemical Co..................... $  2,207,940
   70,700 E.I. du Pont de Nemours and Co......    2,931,222
                                               ------------
                                                  5,139,162
                                               ------------
          COMMERCIAL SERVICES - 0.48%
  113,650 Accenture, Ltd., Class A +..........    2,829,885
                                               ------------
          CONGLOMERATES - 4.69%
   39,800 3M Co...............................    3,145,792
  486,300 General Electric Co.................   13,942,221
   34,800 ITT Industries, Inc.................    2,294,016
  370,900 Tyco International, Ltd.............    8,512,155
                                               ------------
                                                 27,894,184
                                               ------------
          DRUGS - 9.52%
  132,650 Abbott Laboratories.................    5,863,130
  175,000 Bristol-Myers Squibb Co.............    4,611,250
   84,200 Eli Lilly & Co......................    5,772,752
   75,000 Merck & Co., Inc....................    3,045,000
  449,000 Mylan Laboratories, Inc.............   11,368,680
  552,350 Pfizer, Inc.........................   18,531,343
   92,000 Schering-Plough Corp................    1,476,600
   28,000 Teva Pharmaceutical Industries, Ltd.
           ADR................................    1,686,605
  108,100 Wyeth...............................    4,259,140
                                               ------------
                                                 56,614,500
                                               ------------
          FINANCIAL SERVICES - 9.02%
   54,700 American Express Co.................    2,500,337
  429,433 Citigroup, Inc......................   20,200,528
   50,500 Fannie Mae..........................    3,535,000
   36,800 Franklin Resources, Inc.............    1,760,144
  146,000 Freddie Mac.........................    7,945,320
   33,850 Goldman Sachs Group, Inc............    3,252,308
  264,000 JP Morgan Chase & Co................    9,335,040
   89,550 Merrill Lynch & Co., Inc............    5,081,963
                                               ------------
                                                 53,610,640
                                               ------------
          FREIGHT - 0.66%
   54,200 FedEx Corp..........................    3,940,340
                                               ------------
          HOSPITAL SUPPLIES - 3.47%
   86,000 Baxter International, Inc...........    2,392,520
  180,300 Cardinal Health, Inc................   11,023,542
  146,750 Johnson & Johnson...................    7,233,307
                                               ------------
                                                 20,649,369
                                               ------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          HOUSEHOLD PRODUCTS - 3.93%
  106,000 Avon Products, Inc..................... $  7,261,000
  103,900 Gillette Co............................    3,504,547
   89,000 Kimberly-Clark Corp....................    4,825,580
   80,600 Procter & Gamble Co....................    7,756,944
                                                  ------------
                                                    23,348,071
                                                  ------------
          INFORMATION PROCESSING -
          HARDWARE - 4.33%
  101,900 Dell, Inc. +...........................    3,515,550
  379,724 Hewlett-Packard Co.....................    8,236,214
  154,250 International Business Machines
           Corp..................................   13,965,795
                                                  ------------
                                                    25,717,559
                                                  ------------
          INFORMATION PROCESSING -
          SERVICES - 1.58%
   84,000 EMC Corp. +............................    1,154,160
  217,700 First Data Corp........................    8,239,945
                                                  ------------
                                                     9,394,105
                                                  ------------
          INFORMATION PROCESSING -
          SOFTWARE - 4.07%
  244,000 Computer Associates International, Inc.    5,685,200
  719,900 Microsoft Corp.........................   18,501,430
                                                  ------------
                                                    24,186,630
                                                  ------------
          INSURANCE - 4.44%
   86,000 ACE, Ltd...............................    3,134,700
  282,000 Allstate Corp..........................   11,387,160
  118,775 American International Group, Inc. #...    6,883,011
   50,200 Marsh & McLennan Cos., Inc.............    2,230,888
  177,800 Travelers Property Casualty Corp.,
           Class B...............................    2,773,680
                                                  ------------
                                                    26,409,439
                                                  ------------
          LEISURE AND TOURISM - 2.70%
  302,000 Carnival Corp..........................   10,627,380
  269,000 Mattel, Inc............................    5,444,560
                                                  ------------
                                                    16,071,940
                                                  ------------
          MACHINERY - 0.50%
   39,300 Caterpillar, Inc.......................    2,988,765
                                                  ------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

18

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          MEDICAL - BIOMEDICAL/GENE - 0.88%
   50,900 Amgen, Inc. +.................... $  2,927,259
   48,600 Genzyme Corp. +..................    2,271,564
                                            ------------
                                               5,198,823
                                            ------------
          MEDICAL TECHNOLOGY - 1.22%
  127,700 Guidant Corp.....................    7,249,529
                                            ------------
          METALS - 1.07%
  194,550 Alcoa, Inc.......................    6,383,186
                                            ------------
          MULTIMEDIA - 2.57%
   17,300 Gannett Co., Inc.................    1,498,180
  405,700 Time Warner, Inc. +..............    6,604,796
  182,300 Viacom, Inc., Class B............    7,168,036
                                            ------------
                                              15,271,012
                                            ------------
          OIL AND GAS - 6.28%
  122,000 BP, PLC ADR......................    5,208,180
   53,750 ChevronTexaco Corp...............    4,036,625
  345,200 Exxon Mobil Corp.................   12,485,884
  111,000 Royal Dutch Petroleum Co. (NY)...    4,983,900
  149,900 Schlumberger, Ltd................    7,033,308
  113,000 Unocal Corp......................    3,591,140
                                            ------------
                                              37,339,037
                                            ------------
          PAPER/FOREST PRODUCTS - 0.55%
   87,100 International Paper Co...........    3,240,991
                                            ------------
          POLLUTION CONTROL - 0.37%
   75,400 Waste Management, Inc............    2,217,514
                                            ------------
          RAILROADS & EQUIPMENT - 0.52%
   91,200 CSX Corp.........................    3,090,768
                                            ------------
          RETAIL - 3.83%
   92,000 Costco Wholesale Corp. +.........    3,295,440
   40,600 CVS Corp.........................    1,520,876
  451,000 Kroger Co. +.....................    8,505,860
   74,900 Target Corp......................    2,900,128
  117,750 Wal-Mart Stores, Inc.............    6,551,610
                                            ------------
                                              22,773,914
                                            ------------
          SEMICONDUCTORS - 2.50%
  115,300 Applied Materials, Inc. +........    2,801,790
  255,900 Intel Corp.......................    8,554,737
  118,400 Texas Instruments, Inc...........    3,523,584
                                            ------------
                                              14,880,111
                                            ------------

  NUMBER                                                MARKET
 OF SHARES                                              VALUE
-----------------------------------------------------------------
            TELECOMMUNICATIONS - 3.20%
    256,350 Cisco Systems, Inc. +................... $  5,808,891
    163,800 Corning, Inc. +.........................    1,877,148
     33,300 EchoStar Communications Corp.,
             Class A +..............................    1,148,184
    517,700 Motorola, Inc...........................    7,268,508
     88,750 Verizon Communications, Inc.............    2,908,337
                                                     ------------
                                                       19,011,068
                                                     ------------
            UTILITIES - COMMUNICATION - 0.72%
    184,000 SBC Communications, Inc.................    4,283,520
                                                     ------------
            UTILITIES - ELECTRIC - 2.35%
     22,200 Exelon Corp.............................    1,372,404
     85,000 FPL Group, Inc..........................    5,401,750
    149,000 NiSource, Inc...........................    3,091,750
    104,000 Pinnacle West Capital Corp..............    4,094,480
                                                     ------------
                                                       13,960,384
                                                     ------------
            TOTAL COMMON STOCK
            (Cost $597,672,354).....................  574,711,744
                                                     ------------
    PAR
   VALUE
------------
            REPURCHASE AGREEMENT - 3.05%
$18,122,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 0.93%, dated
             11/28/03, to be repurchased 12/1/03
             in the amount of $18,123,404 and
             collateralized by Federal Home Loan
             Bank Notes, bearing interest at
             1.63%, due 6/17/05 and having an
             approximate value of $18,506,205
             (Cost $18,122,000).....................   18,122,000
                                                     ------------
            TOTAL INVESTMENTS
            (Cost $615,794,354) - 99.72%............  592,833,744
                                                     ------------
            Other assets and liabilities,
             net - 0.28%............................    1,664,374
                                                     ------------
            NET ASSETS - 100%....................... $594,498,118
                                                     ------------

        + Non-income producing
        # Security represents an investment in an affiliated company. ADR - American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

       GOVERNMENT SECURITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             19

    PAR                                                MARKET
   VALUE                                               VALUE
----------------------------------------------------------------
            FOREIGN GOVERNMENT BONDS - 1.25%
$ 1,421,000 Government of United Kingdom:
              2.25% due 7/8/08*.................... $  1,355,359
    650,000 International Bank for Reconstruction &
             Development:
              5.00% due 3/28/06....................      686,793
                                                    ------------
            TOTAL FOREIGN GOVERNMENT BONDS
            (Cost $2,069,986)......................    2,042,152
                                                    ------------
            UNITED STATES GOVERNMENT
            OBLIGATIONS - 97.79%
            GOVERNMENT AGENCIES - 46.81%
  4,855,000 Federal Farm Credit Bks.:
              2.50% due 3/15/06....................    4,857,423
            Federal Home Loan Bank:
  4,770,000   5.25% due 8/15/06....................    5,080,417
  4,770,000   1.88% due 6/15/06/(1)/...............    4,691,352
            Federal Home Loan Mtg. Corp.:
        246   8.25% due 4/1/17.....................          269
     14,037   8.00% due 2/1/30.....................       15,124
      8,734   8.00% due 8/1/30.....................        9,410
    172,552   8.00% due 5/1/31.....................      185,822
     62,131   8.00% due 6/1/31.....................       66,942
    321,882   7.50% due 9/1/16.....................      343,049
  1,411,593   6.50% due 2/1/32.....................    1,472,986
  2,085,000   6.25% due 7/15/32....................    2,242,653
   2,254,00   5.88% due 3/21/11....................    2,413,369
  5,227,000   3.00% due 10/27/06...................    5,265,403
  2,388,000   2.38% due 10/2/06....................    2,359,148
  4,840,000   2.00% due 1/21/05....................    4,843,407
            Federal National Mtg. Assoc.:
        689   14.50% due 11/1/14...................          809
      3,110   13.00% due 11/15/15..................        3,578
      1,371   12.50% due 9/1/15....................        1,571
        560   12.00% due 1/15/16...................          639
      1,788   11.50% due 9/1/19....................        2,021
    110,983   7.50% due 3/1/32.....................      118,413
  4,272,000   7.25% due 1/15/10....................    5,006,130
    865,025   7.00% due 9/1/31.....................      912,776
  4,525,000   6.63% due 11/15/30...................    5,084,213
    393,934   6.50% due 2/1/17.....................      415,655
  1,027,305   6.50% due 8/1/31.....................    1,071,290
  2,838,347   6.50% due 7/1/32.....................    2,959,783
  4,772,000   5.25% due 8/1/12.....................    4,853,167

    PAR                                         MARKET
   VALUE                                        VALUE
---------------------------------------------------------
            GOVERNMENT AGENCIES - Continued
$ 1,015,000   4.63% due 10/15/13............ $  1,003,443
  4,772,000   2.50% due 5/12/06.............    4,774,090
  4,772,000   2.38% due 3/17/06.............    4,744,747
  4,772,000   2.38% due 4/13/06.............    4,739,283
  4,772,000   1.75% due 6/16/06.............    4,665,026
            Government National Mtg. Assoc.:
    145,078   7.50% due 2/15/29.............      155,472
      3,475   7.50% due 7/15/30.............        3,723
      2,884   7.50% due 10/15/30............        3,090
     74,041   7.50% due 1/15/31.............       79,293
     41,177   7.50% due 2/15/31.............       44,098
  1,312,862   6.50% due 8/15/31.............    1,380,990
    514,871   6.00% due 1/15/32.............      533,154
                                             ------------
                                               76,403,228
                                             ------------
            GOVERNMENT OBLIGATIONS - 50.98%
            United States Treasury Bonds:
  2,800,000   7.25% due 5/15/16/(1)/........    3,471,782
  5,500,000   7.25% due 8/15/22.............    6,884,883
 11,125,000   6.25% due 8/15/23.............   12,569,081
  7,476,000   5.38% due 2/15/31.............    7,745,839
            United States Treasury Notes:
  3,500,000   7.00% due 7/15/06.............    3,910,567
  2,100,000   6.50% due 10/15/06............    2,332,312
  4,700,000   6.50% due 2/15/10.............    5,429,050
  6,613,000   4.25% due 8/15/13.............    6,586,654
  3,522,000   3.38% due 4/30/04.............    3,555,705
  5,985,000   3.00% due 1/31/04.............    6,004,637
 13,000,000   1.50% due 7/31/05/(1)/........   12,933,986
 11,890,000   1.13% due 6/30/05.............   11,774,346
                                             ------------
                                               83,198,842
                                             ------------
            TOTAL UNITED STATES GOVERNMENT
            OBLIGATIONS
            (Cost $161,056,114).............  159,602,070
                                             ------------

    PAR                                               MARKET
   VALUE                                              VALUE
---------------------------------------------------------------
            REPURCHASE AGREEMENT - 0.11%
$   182,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 0.93%,
             dated 11/28/03, to be repurchased
             12/1/03 in the amount of $182,014
             and collateralized by Federal Home
             Loan Bank Bonds, bearing interest at
             1.63%, due 6/17/05 and having an
             approximate value of $190,476
             (Cost $182,000)...................... $    182,000
                                                   ------------
            TOTAL INVESTMENTS
            (Cost $163,308,100) - 99.15%..........  161,826,222
            Other assets and liabilities,
             net - 0.85%..........................    1,381,683
                                                   ------------
            NET ASSETS - 100%..................... $163,207,905
                                                   ------------

  *Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At
   November 30, 2003, the aggregate value of these securities was $1,355,359 representing 0.83% of net assets.
  /(1)/ The security or a portion thereof is out on loan.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                              November 30, 2003

20

         GROWTH & INCOME FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          COMMON STOCK - 98.10%
          AEROSPACE/DEFENSE - 3.00%
   44,100 Boeing Co........................... $  1,692,999
   23,700 Northrop Grumman Corp...............    2,195,331
   22,400 United Technologies Corp............    1,919,680
                                               ------------
                                                  5,808,010
                                               ------------
          AIRLINES - 1.39%
  149,400 Southwest Airlines Co...............    2,686,212
                                               ------------
          APPAREL & PRODUCTS - 1.71%
   82,800 Coach, Inc.+........................    3,298,752
                                               ------------
          BANKS - 3.56%
   45,400 Bank of America Corp................    3,424,522
   65,300 Mellon Financial Corp...............    1,880,640
   27,500 Wells Fargo & Co....................    1,576,575
                                               ------------
                                                  6,881,737
                                               ------------
          BEVERAGES - 2.77%
   77,200 Coca-Cola Bottling Co...............    3,589,800
   36,700 PepsiCo, Inc........................    1,766,004
                                               ------------
                                                  5,355,804
                                               ------------
          BUILDING MATERIALS - 1.18%
   84,000 Masco Corp..........................    2,284,800
                                               ------------
          CHEMICAL - 0.98%
   70,000 Monsanto Co.........................    1,898,400
                                               ------------
          COMMERCIAL SERVICES - 0.93%
   46,700 Paychex, Inc........................    1,796,549
                                               ------------
          CONGLOMERATES - 4.33%
   25,600 3M Co...............................    2,023,424
  155,500 General Electric Co.................    4,458,185
   82,600 Tyco International, Ltd.............    1,895,670
                                               ------------
                                                  8,377,279
                                               ------------
          DRUGS - 5.51%
   92,400 Bristol-Myers Squibb Co.............    2,434,740
   23,700 Merck & Co., Inc....................      962,220
  167,400 Pfizer, Inc.........................    5,616,270
   27,500 Teva Pharmaceutical Industries, Ltd.
           ADR................................    1,656,487
                                               ------------
                                                 10,669,717
                                               ------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 1.03%
   47,400 Gentex Corp......................... $  1,997,436
                                               ------------
          FINANCE COMPANIES - 1.41%
   45,700 Capital One Financial Corp..........    2,729,204
                                               ------------
          FINANCIAL SERVICES - 8.97%
   29,900 American Express Co.................    1,366,729
   65,300 CIT Group, Inc......................    2,277,011
   99,200 Citigroup, Inc......................    4,666,368
   18,700 Goldman Sachs Group, Inc............    1,796,696
   64,300 JP Morgan Chase & Co................    2,273,648
   41,300 Merrill Lynch & Co., Inc............    2,343,775
   47,800 Morgan Stanley......................    2,642,384
                                               ------------
                                                 17,366,611
                                               ------------
          FOODS - 0.62%
   38,000 Kraft Foods, Inc., Class A..........    1,203,460
                                               ------------
          FREIGHT - 2.35%
   27,500 FedEx Corp..........................    1,999,250
   35,100 United Parcel Service, Inc., Class B    2,554,227
                                               ------------
                                                  4,553,477
                                               ------------
          HEALTHCARE - 0.88%
   23,700 Anthem, Inc.+.......................    1,709,244
                                               ------------
          HOSPITAL SUPPLIES - 2.60%
   28,500 Boston Scientific Corp.+............    1,022,865
   41,000 Johnson & Johnson...................    2,020,890
   31,300 St. Jude Medical, Inc.+.............    1,982,542
                                               ------------
                                                  5,026,297
                                               ------------
          HOUSEHOLD PRODUCTS - 3.11%
   28,500 Avon Products, Inc..................    1,952,250
   36,700 Estee Lauder Cos., Inc., Class A....    1,394,600
   27,700 Procter & Gamble Co.................    2,665,848
                                               ------------
                                                  6,012,698
                                               ------------
          INFORMATION PROCESSING -
          HARDWARE - 3.80%
   78,000 Dell, Inc.+.........................    2,691,000
   91,900 Hewlett-Packard Co..................    1,993,311
   29,400 International Business Machines
           Corp...............................    2,661,876
                                               ------------
                                                  7,346,187
                                               ------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - 2.40%
  160,700 EMC Corp.+........................... $  2,208,018
   32,200 Symantec Corp.+......................    1,057,126
   32,100 Yahoo!, Inc.+........................    1,379,658
                                                ------------
                                                   4,644,802
                                                ------------
          INFORMATION PROCESSING -
          SOFTWARE - 4.58%
  201,300 Microsoft Corp.......................    5,173,410
   97,000 VERITAS Software Corp.+..............    3,688,037
                                                ------------
                                                   8,861,447
                                                ------------
          INSURANCE - 2.79%
   30,250 American International Group, Inc.#..    1,752,988
    1,300 Berkshire Hathaway, Inc., Class B+...    3,641,300
                                                ------------
                                                   5,394,288
                                                ------------
          LEISURE AND TOURISM - 4.63%
   73,300 Applebee's International, Inc........    2,837,443
   54,900 Carnival Corp........................    1,931,931
  145,100 Hilton Hotels Corp...................    2,373,836
   71,200 McDonald's Corp......................    1,824,856
                                                ------------
                                                   8,968,066
                                                ------------
          MACHINERY - 2.16%
   37,000 Deere & Co...........................    2,265,510
   30,800 Ingersoll-Rand Co., Class A..........    1,920,072
                                                ------------
                                                   4,185,582
                                                ------------
          MEDICAL - BIOMEDICAL/GENE - 1.54%
   21,600 Amgen, Inc.+.........................    1,242,216
   37,300 Genzyme Corp.+.......................    1,743,402
                                                ------------
                                                   2,985,618
                                                ------------
          MEDICAL TECHNOLOGY - 1.03%
   37,300 Chiron Corp.+/(1)/...................    2,000,026
                                                ------------
          METALS - 2.24%
   64,300 Alcoa, Inc...........................    2,109,683
   51,300 Freeport-McMoRan Copper & Gold, Inc.,
           Class B.............................    2,233,089
                                                ------------
                                                   4,342,772
                                                ------------

--------------------------------------------------------------------------------

November 30, 2003

 NUMBER                                      MARKET
OF SHARES                                    VALUE
------------------------------------------------------
          MULTIMEDIA - 1.94%
   45,900 Viacom, Inc., Class B.......... $  1,804,788
   84,200 Walt Disney Co.................    1,944,178
                                          ------------
                                             3,748,966
                                          ------------
          OIL AND GAS - 3.66%
   27,500 Apache Corp....................    1,974,500
   91,900 Exxon Mobil Corp...............    3,324,023
   47,400 Smith International, Inc. +....    1,779,396
                                          ------------
                                             7,077,919
                                          ------------
          PAPER/FOREST PRODUCTS - 0.92%
   70,000 MeadWestvaco Corp..............    1,786,400
                                          ------------
          RETAIL - 6.64%
   25,000 Bed Bath & Beyond, Inc. +......    1,056,000
   79,000 Home Depot, Inc................    2,904,040
   42,000 Target Corp....................    1,626,240
   64,500 Tiffany & Co...................    2,925,075
   78,000 Wal-Mart Stores, Inc...........    4,339,920
                                          ------------
                                            12,851,275
                                          ------------
          SEMICONDUCTORS - 5.87%
  165,900 Applied Materials, Inc. +......    4,031,370
  128,200 Intel Corp.....................    4,285,726
   23,300 Maxim Integrated Products, Inc.    1,213,464
   61,700 Texas Instruments, Inc.........    1,836,192
                                          ------------
                                            11,366,752
                                          ------------
          TELECOMMUNICATIONS - 5.75%
  146,900 Cisco Systems, Inc. +..........    3,328,754
  151,800 Motorola, Inc..................    2,131,272
  155,700 Nextel Communications, Inc.,
           Class A +.....................    3,943,881
   73,500 Vodafone Group, PLC ADR........    1,716,225
                                          ------------
                                            11,120,132
                                          ------------
          TOBACCO - 0.99%
   36,700 Altria Group, Inc..............    1,908,400
                                          ------------
          UTILITIES - ELECTRIC - 0.83%
   55,000 Southern Co....................    1,609,850
                                          ------------
          TOTAL COMMON STOCK
          (Cost $167,875,936)............  189,854,169
                                          ------------

   PAR                                              MARKET
  VALUE                                             VALUE
-------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 0.75%
           COLLECTIVE INVESTMENT POOL
$1,460,250 Securities Lending Quality Trust/(2)/
           (Cost $1,460,250).................... $  1,460,250
                                                 ------------
           REPURCHASE AGREEMENT - 0.94%
 1,810,000 State Street Bank and Trust Co. Joint
            Repurchase Agreement (see Note 2)
            (Cost $1,810,000)...................    1,810,000
                                                 ------------
           TOTAL INVESTMENTS
           (Cost $171,146,186) - 99.79%.........  193,124,419
           Other assets and liabilities,
            net - 0.21%.........................      405,107
                                                 ------------
           NET ASSETS - 100%.................... $193,529,526
                                                 ------------

        +Non-income producing.
        #Security represents an investment in an affiliated company.
        ADR - American Depository Receipt.
    /(1)/The security or a portion thereof is out on loan (see Note 2). /(2)/The security is purchased with the cash collateral received from securities loaned.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

               GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)


                                                              November 30, 2003

22

 NUMBER                                         MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
          COMMON STOCK - 97.91%
          ADVERTISING - 0.34%
      100 Getty Images, Inc. +............... $    4,340
      150 Omnicom Group, Inc.................     11,949
                                              ----------
                                                  16,289
                                              ----------
          AEROSPACE/DEFENSE - 0.72%
      150 L-3 Communications Holdings, Inc. +      7,058
      320 United Technologies Corp...........     27,424
                                              ----------
                                                  34,482
                                              ----------
          AIRLINES - 0.09%
      250 Southwest Airlines Co..............      4,495
                                              ----------
          APPAREL & PRODUCTS - 1.53%
      270 Chicos FAS, Inc. +.................     10,363
      150 Liz Claiborne, Inc.................      5,251
      400 Reebok International, Ltd..........     16,096
      100 Timberland Co., Class A +..........      5,402
    1,600 TJX Cos., Inc......................     36,144
                                              ----------
                                                  73,256
                                              ----------
          APPLIANCES/FURNISHINGS - 0.42%
      290 Whirlpool Corp.....................     19,813
                                              ----------
          AUTOMOTIVE - 0.60%
      300 AutoZone, Inc. +...................     28,698
                                              ----------
          AUTO - REPLACEMENT PARTS - 0.58%
      340 Advance Auto Parts, Inc. +.........     27,751
                                              ----------
          BANKS - 1.09%
      290 State Street Bank & Trust Co.......     14,778
      490 U.S. Bancorp.......................     13,578
      200 Wells Fargo & Co...................     11,466
      200 Zions Bancorp......................     12,334
                                              ----------
                                                  52,156
                                              ----------
          BEVERAGES - 2.20%
      300 Anheuser-Busch Cos., Inc...........     15,546
      470 Coca-Cola Enterprises, Inc.........      9,706
    1,660 PepsiCo, Inc.......................     79,879
                                              ----------
                                                 105,131
                                              ----------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
-------------------------------------------------------------
          BROADCASTING - 1.19%
      150 Comcast Corp., Class A +................ $    4,707
      940 Comcast Corp., Class A Special +........     28,341
      250 Fox Entertainment Group, Inc., Class A +      7,137
    1,500 Liberty Media Corp., Series A +.........     16,575
                                                   ----------
                                                       56,760
                                                   ----------
          BUILDING MATERIALS - 2.28%
    1,610 Lowe's Cos., Inc........................     93,863
      560 Masco Corp..............................     15,232
                                                   ----------
                                                      109,095
                                                   ----------
          COMMERCIAL SERVICES - 0.84%
      526 Accenture, Ltd., Class A +..............     13,097
      150 Convergys Corp. +.......................      2,301
      170 Iron Mountain, Inc. +...................      6,256
      250 Paychex, Inc............................      9,618
      275 Rent-A-Center, Inc. +...................      8,935
                                                   ----------
                                                       40,207
                                                   ----------
          CONGLOMERATES - 6.16%
      860 3M Co...................................     67,975
    7,890 General Electric Co.....................    226,206
                                                   ----------
                                                      294,181
                                                   ----------
          DRUGS - 8.68%
    1,400 Abbott Laboratories.....................     61,880
      380 Allergan, Inc...........................     28,398
       80 Barr Laboratories, Inc. +...............      6,603
      370 Caremark Rx, Inc. +.....................      9,879
      430 Forest Laboratories, Inc. +.............     23,495
      480 Merck & Co., Inc........................     19,488
    6,540 Pfizer, Inc.............................    219,417
    1,150 Wyeth...................................     45,310
                                                   ----------
                                                      414,470
                                                   ----------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 0.89%
      230 Arrow Electronics, Inc. +...............      5,378
      130 Fisher Scientific International, Inc. +.      5,235
      960 PMC-Sierra, Inc. +......................     19,555
    1,000 Xerox Corp. +...........................     12,180
                                                   ----------
                                                       42,348
                                                   ----------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
-------------------------------------------------------------
          FINANCE COMPANIES - 3.34%
    1,120 Capital One Financial Corp.............. $   66,886
    3,770 MBNA Corp...............................     92,441
                                                   ----------
                                                      159,327
                                                   ----------
          FINANCIAL SERVICES - 4.12%
      200 American Express Co.....................      9,142
      910 Charles Schwab Corp.....................     10,556
    1,070 Citigroup, Inc..........................     50,333
      150 Doral Financial Corp....................      7,585
    1,060 Fannie Mae..............................     74,200
      500 Freddie Mac.............................     27,210
      100 H & R Block, Inc........................      5,429
      220 Merrill Lynch & Co., Inc................     12,485
                                                   ----------
                                                      196,940
                                                   ----------
          FOODS - 0.22%
       80 Performance Food Group Co. +/(1)/.......      3,145
      200 Sysco Corp..............................      7,264
                                                   ----------
                                                       10,409
                                                   ----------
          HEALTHCARE - 1.39%
       40 Anthem, Inc. +..........................      2,885
       90 Community Health Systems, Inc. +........      2,437
      350 Health Management Associates, Inc.,
           Class A................................      8,995
      160 Manor Care, Inc.........................      5,651
       60 McKesson Corp...........................      1,752
      320 Medco Health Solutions, Inc. +..........     11,658
       90 Mid Atlantic Medical Services, Inc. +...      5,526
      190 Patterson Dental Co. +..................     12,939
      210 Steris Corp. +..........................      4,857
      180 Universal Health Services, Inc., Class B      9,679
                                                   ----------
                                                       66,379
                                                   ----------
          HOME BUILDERS - 0.82%
      340 DR Horton, Inc..........................     14,858
      250 Lennar Corp.............................     24,475
                                                   ----------
                                                       39,333
                                                   ----------
          HOSPITAL SUPPLIES - 5.67%
      250 AmerisourceBergen Corp..................     15,823
       80 Beckman Coulter, Inc....................      4,092
      500 Boston Scientific Corp. +...............     17,945
      560 Cardinal Health, Inc....................     34,238

--------------------------------------------------------------------------------

November 30, 2003

                                                                             23

 NUMBER                                             MARKET
OF SHARES                                           VALUE
------------------------------------------------------------
          HOSPITAL SUPPLIES - Continued
      170 Henry Schein, Inc. +................... $   11,439
    2,520 Johnson & Johnson......................    124,211
    1,100 Medtronic, Inc.........................     49,720
       80 St. Jude Medical, Inc. +...............      5,067
      120 Varian Medical Systems, Inc. +.........      8,281
                                                  ----------
                                                     270,816
                                                  ----------
          HOUSEHOLD PRODUCTS - 1.82%
       60 Colgate-Palmolive Co...................      3,150
      190 Dial Corp..............................      4,917
      820 Procter & Gamble Co....................     78,917
                                                  ----------
                                                      86,984
                                                  ----------
          INFORMATION PROCESSING -
          HARDWARE - 5.71%
    4,100 Dell, Inc. +...........................    141,450
      730 International Business Machines Corp...     66,094
       80 Lexar Media, Inc. +....................      1,709
      610 Lexmark International, Inc., Class A +.     47,214
      200 Sandisk Corp. +........................     16,172
                                                  ----------
                                                     272,639
                                                  ----------
          INFORMATION PROCESSING -
          SERVICES - 3.02%
      430 Adobe Systems, Inc.....................     17,768
      230 Affiliated Computer Services, Inc.,
           Class A +.............................     11,532
      100 Cognizant Technology Solutions Corp.,
           Class A +.............................      4,587
      530 EMC Corp. +............................      7,282
      240 Fair Issac & Co., Inc..................     13,238
      150 Fiserv, Inc. +.........................      5,625
      193 InterActiveCorp +......................      6,340
      250 Macromedia, Inc. +.....................      5,128
      350 SunGard Data Systems, Inc. +...........      9,457
    1,780 Symantec Corp. +.......................     58,437
      310 VeriSign, Inc. +.......................      5,025
                                                  ----------
                                                     144,419
                                                  ----------
          INFORMATION PROCESSING -
          SOFTWARE - 5.90%
      200 Automatic Data Processing, Inc.........      7,646
      150 BEA Systems, Inc. +....................      1,905
      330 Computer Associates International, Inc.      7,689

 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - Continued
      200 IMS Health, Inc...................... $    4,606
      100 Mercury Interactive Corp. +..........      4,680
    8,900 Microsoft Corp.......................    228,730
    1,470 Oracle Corp. +.......................     17,655
      150 SEI Investments Co...................      4,207
      130 VERITAS Software Corp. +.............      4,943
                                                ----------
                                                   282,061
                                                ----------
          INSURANCE - 3.20%
    1,940 ACE, Ltd.............................     70,713
      610 Coventry Health Care, Inc. +.........     36,539
      200 Fidelity National Financial, Inc.....      7,066
      480 UnitedHealth Group, Inc..............     25,872
       40 WellChoice, Inc. +/(1)/..............      1,361
      120 Wellpoint Health Networks, Inc.,
           Class A +...........................     11,219
                                                ----------
                                                   152,770
                                                ----------
          LEISURE AND TOURISM - 2.25%
      100 CBRL Group, Inc......................      4,125
      140 Electronic Arts, Inc. +..............      6,192
      230 GTECH Holdings Corp..................     11,445
      330 Harrah's Entertainment, Inc..........     15,797
      100 Marriott International, Inc., Class A      4,583
      170 Mattel, Inc..........................      3,441
    1,200 Royal Caribbean Cruises, Ltd./(1)/...     36,324
      480 Starbucks Corp. +....................     15,393
      300 Yum! Brands, Inc. +..................     10,347
                                                ----------
                                                   107,647
                                                ----------
          MEDICAL - BIOMEDICAL/GENE - 2.14%
    1,170 Amgen, Inc. +........................     67,287
      150 Biogen, Inc. +.......................      5,727
      180 Genentech, Inc. +....................     15,174
      300 Genzyme Corp. +......................     14,022
                                                ----------
                                                   102,210
                                                ----------
          MEDICAL TECHNOLOGY - 0.57%
      480 Guidant Corp.........................     27,250
                                                ----------
          METALS - 0.67%
      740 Freeport-McMoRan Copper & Gold, Inc.,
           Class B.............................     32,212
                                                ----------

 NUMBER                                       MARKET
OF SHARES                                     VALUE
------------------------------------------------------
          MULTIMEDIA - 0.32%
      500 Time Warner, Inc. +.............. $    8,140
      300 Walt Disney Co...................      6,927
                                            ----------
                                                15,067
                                            ----------
          OIL AND GAS - 0.27%
      150 Burlington Resources, Inc........      7,530
      250 GlobalSantaFe Corp...............      5,375
                                            ----------
                                                12,905
                                            ----------
          PAPER/FOREST PRODUCTS - 0.11%
      100 Sealed Air Corp. +...............      5,277
                                            ----------
          RETAIL - 8.24%
      480 Bed Bath & Beyond, Inc. +........     20,275
      600 Best Buy Co., Inc................     37,200
       60 Express Scripts, Inc., Class A +.      3,884
      280 Family Dollar Stores, Inc........     10,802
      150 Federated Department Stores, Inc.      7,364
    2,170 Home Depot, Inc..................     79,769
      400 Kohl's Corp. +...................     19,328
      500 Kroger Co. +.....................      9,430
      100 Michaels Stores, Inc.............      4,725
      180 PETsMART, Inc....................      4,349
    1,320 Staples, Inc. +..................     35,838
    2,780 Wal-Mart Stores, Inc.............    154,679
      170 Williams-Sonoma, Inc. +..........      6,127
                                            ----------
                                               393,770
                                            ----------
          SCHOOLS - 1.52%
      420 Apollo Group, Inc., Class A +....     28,993
      850 Career Education Corp. +.........     43,460
                                            ----------
                                                72,453
                                            ----------
          SEMICONDUCTORS - 11.18%
      740 Altera Corp. +...................     18,744
    1,500 Applied Materials, Inc. +........     36,450
    8,830 Intel Corp.......................    295,187
      180 Intersil Corp., Class A..........      4,754
      300 KLA-Tencor Corp. +...............     17,583
      740 Lam Research Corp. +.............     23,680
      270 Linear Technology Corp...........     11,648
      490 LSI Logic Corp. +................      4,591
      160 Marvell Technology Group, Ltd. +.      6,318
      100 Novellus Systems, Inc. +.........      4,376

--------------------------------------------------------------------------------

                                                              November 30, 2003

24

 NUMBER                                       MARKET
OF SHARES                                     VALUE
------------------------------------------------------
          SEMICONDUCTORS - Continued
      700 QLogic Corp. +................... $   39,781
    2,390 Texas Instruments, Inc...........     71,127
                                            ----------
                                               534,239
                                            ----------
          TELECOMMUNICATIONS - 5.79%
      650 Avaya, Inc. +....................      8,840
      500 BellSouth Corp...................     13,015
      620 CenturyTel, Inc..................     20,274
      600 Ciena Corp. +....................      4,248
    6,650 Cisco Systems, Inc. +............    150,689
      590 EchoStar Communications Corp.,
           Class A +.......................     20,343
      190 Harris Corp......................      7,366
    1,160 QUALCOMM, Inc....................     51,678
                                            ----------
                                               276,453
                                            ----------
          THERAPEUTICS - 0.18%
      150 Gilead Sciences, Inc. +..........      8,802
                                            ----------
          TOBACCO - 0.90%
      830 Altria Group, Inc................     43,160
                                            ----------
          UTILITIES - COMMUNICATION - 0.13%
      400 Sprint Corp. (FON Group).........      5,996
                                            ----------
          UTILITIES - ELECTRIC - 0.82%
    1,270 Edison International, Inc. +.....     25,933
      250 Entergy Corp.....................     13,215
                                            ----------
                                                39,148
                                            ----------
          TOTAL COMMON STOCK
          (Cost $4,188,164)................  4,677,798
                                            ----------

  PAR                                                    MARKET
 VALUE                                                   VALUE
------------------------------------------------------------------
         SHORT TERM INVESTMENTS - 0.88%
         COLLECTIVE INVESTMENT POOL
$ 41,820 Securities Lending Quality Trust/(2)/
         (Cost $41,820)............................... $   41,820
                                                       ----------
         REPURCHASE AGREEMENT - 2.45%
 117,000 Agreement with State Street Bank & Trust Co.,
          bearing interest at 0.93%, dated 11/28/03,
          to be repurchased 12/1/03 in the amount of
          $117,009 and collateralized by Federal
          Home Loan Bank Bonds, bearing interest at
          1.63%, due 6/17/05 and having an
          approximate value of $120,300 (Cost
          $117,000)...................................    117,000
                                                       ----------
         TOTAL INVESTMENTS
         (Cost $4,346,984) - 101.24%..................  4,836,618
         Other assets and liabilities,
          net - (1.24)%...............................    (59,012)
                                                       ----------
         NET ASSETS - 100%............................ $4,777,606
                                                       ----------

        + Non-income producing
     /(1)/The security or a portion thereof is out on loan (see Note 2). /(2)/The security is purchased with the cash collateral received from securities loaned.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

          HEALTH SCIENCES FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             25

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          COMMON STOCK - 98.85%
          CHEMICAL - 2.53%
   25,600 Invitrogen Corp. +/(3)/............... $  1,745,152
   50,600 Symyx Technologies, Inc. +............    1,009,470
                                                 ------------
                                                    2,754,622
                                                 ------------
          COMMERCIAL SERVICES - 0.21%
   24,800 WebMD Corp. +.........................      226,920
                                                 ------------
          DRUGS - 26.42%
   27,100 Abbott Laboratories...................    1,197,820
   35,200 Able Laboratories, Inc. +/(1)/........      652,256
    5,600 Actelion, Ltd. +/(1)/.................      536,689
   17,100 Allergan, Inc./ (3)/..................    1,277,883
    5,500 Angiotech Pharmaceuticals, Inc. +/(3)/      270,985
   11,350 Barr Laboratories, Inc. +/(3)/........      936,829
    8,900 Biovail Corp. +/(1)/..................      166,875
   16,600 Caremark Rx, Inc. +/(3)/..............      443,220
   80,000 Cephalon, Inc. +/(1)(3)/..............    3,759,200
   77,200 Cubist Pharmaceuticals, Inc. +/(1)/...      958,824
   25,000 Eli Lilly & Co./ (3)/.................    1,714,000
   38,700 Forest Laboratories, Inc. +...........    2,114,568
   31,600 Indevus Pharmaceuticals, Inc. +/(1)/..      179,488
   29,600 IVAX Corp. +..........................      634,920
    6,000 Ligand Pharmaceuticals, Inc. /(5)/....       71,604
   15,700 Ligand Pharmaceuticals, Inc.,
           Class B +/(1)/.......................      210,066
    2,700 Novartis AG - ADR.....................      113,940
    2,300 Novo-Nordisk A/S......................       88,256
   27,400 OSI Pharmaceuticals, Inc. +/(1)(3)/...      814,602
  134,260 Pfizer, Inc./(3)/.....................    4,504,423
    3,400 Roche Holdings AG-Genusschein.........      306,757
   20,100 Salix Pharmaceuticals, Ltd. +.........      382,503
   13,800 Sanofi-Synthelabo SA..................      935,445
   27,800 Schering-Plough Corp..................      446,190
   32,800 Teva Pharmaceutical Industries, Ltd.
           ADR/(1)/.............................    1,975,738
   33,000 Valeant Pharmaceuticals International.      789,030
   37,694 Vertex Pharmaceuticals, Inc. +/(3)/...      329,446
   11,100 ViroPharma, Inc. +/(1)/...............       30,858
   61,200 Wyeth/ (3)/...........................    2,411,280
   18,000 Yamanouchi Pharmaceutical Co., Ltd....      517,737
                                                 ------------
                                                   28,771,432
                                                 ------------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 1.25%
   19,200 Fisher Scientific International, Inc. +/(3)/ $    773,184
    2,600 Molecular Devices Corp. +/(3)/..............       51,558
   11,500 Waters Corp. +..............................      367,770
    4,000 Wilson Greatbatch Technologies,
           Inc. +/(1)/................................      167,600
                                                       ------------
                                                          1,360,112
                                                       ------------
          HEALTHCARE - 11.69%
   13,200 AdvancePCS +................................      734,712
   79,200 Anthem, Inc. +/(3)/.........................    5,711,904
   16,200 Community Health Systems, Inc. +............      438,696
    8,100 DaVita, Inc. +..............................      309,258
   27,800 Epix Medical, Inc. +........................      501,234
   42,100 Laboratory Corp. of America
           Holdings +/(3)/............................    1,520,652
   77,900 Omnicare, Inc. /(3)/........................    3,109,768
    7,500 Universal Health Services, Inc.,
           Class B /(3)/..............................      403,275
                                                       ------------
                                                         12,729,499
                                                       ------------
          HOSPITAL MANAGEMENT - 1.82%
   27,400 HCA, Inc. /(3)/.............................    1,148,334
   24,300 Triad Hospitals, Inc. +.....................      840,780
                                                       ------------
                                                          1,989,114
                                                       ------------
          HOSPITAL SUPPLIES - 10.85%
   16,150 Advanced Neuromodulation
           Systems, Inc. +/(1)/.......................      681,368
   12,600 AmerisourceBergen Corp......................      797,454
   72,200 Boston Scientific Corp. +/(3)/..............    2,591,258
   19,800 Cardinal Health, Inc. /(3)/.................    1,210,572
   15,800 CR Bard, Inc. /(3)/.........................    1,194,480
   10,800 Henry Schein, Inc. +........................      726,732
   28,400 Johnson & Johnson...........................    1,399,836
   16,700 Medtronic, Inc. /(3)/.......................      754,840
      300 Novo-Nordisk A/S - ADR......................       11,520
   17,100 St. Jude Medical, Inc. +/(3)/...............    1,083,114
   42,600 STAAR Surgical Co. +/(1)/...................      468,217
   11,100 Stryker Corp. /(3)/.........................      899,100
                                                       ------------
                                                         11,818,491
                                                       ------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          INSURANCE - 6.33%
  113,700 UnitedHealth Group, Inc............... $  6,128,430
    8,200 Wellpoint Health Networks, Inc.,
           Class A +............................      766,618
                                                 ------------
                                                    6,895,048
                                                 ------------
          MEDICAL - BIOMEDICAL/GENE - 14.43%
   21,800 Alexion Pharmaceuticals, Inc. +/(1)/..      408,750
   83,800 Amgen, Inc. +/(3)/....................    4,819,338
   51,000 Biocryst Pharmaceuticals, Inc. +/(1)/.      417,690
   63,600 Biogen, Inc. +/(3)/...................    2,428,248
   60,700 BioSphere, Inc. +/(1)/................      182,707
   48,400 Decode Genetics, Inc. +/(1)/..........      405,108
   86,500 Exelixis, Inc. +......................      582,145
   29,500 Genentech, Inc. +/(3)/................    2,486,850
   41,700 Human Genome Sciences, Inc. +.........      533,760
    2,700 ICOS Corp. +..........................      122,040
   51,200 MedImmune, Inc. +/(3)/................    1,218,560
   32,600 Millennium Pharmaceuticals, Inc. +....      514,102
   14,600 Myriad Genetics, Inc. +/(1)/..........      172,572
   35,800 Protein Design Labs, Inc. +/(3)/......      496,188
   18,200 Regeneron Pharmaceuticals, Inc. +/(1)/      234,416
    1,400 Repligen Corp. +/(1)/.................        6,762
   33,600 Transkaryotic Therapies, Inc. +.......      436,464
   36,500 XOMA, Ltd. +..........................      252,215
                                                 ------------
                                                   15,717,915
                                                 ------------
          MEDICAL TECHNOLOGY - 5.52%
  123,200 Alkermes, Inc. +......................    1,611,456
   37,400 Aspect Medical Systems, Inc. +........      355,674
    5,700 Bio-Rad Laboratories, Inc., Class A +.      292,125
    4,300 Chiron Corp. +/(3)/...................      230,566
   28,100 Diversa Corp. +.......................      236,040
   42,400 Fischer Imaging Corp. +...............      186,560
    3,900 Guidant Corp. /(3)/...................      221,403
    6,000 Integra LifeSciences Corp. +..........      188,340
    8,300 Martek Biosciences Corp. +/(1)(3)/....      504,142
   47,900 Nektar Therapeutics +/(1)/............      631,322
   35,100 Noven Pharmaceuticals, Inc. +.........      481,923
   18,900 Regeneration Technologies, Inc. +/(1)/      196,560
    5,300 Serologicals Corp. +/(1)/.............       91,425
      300 Synthes-Stratec, Inc..................      272,992
    7,700 Zimmer Holdings, Inc. +/(3)/..........      507,584
                                                 ------------
                                                    6,008,112
                                                 ------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

26

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          OPTICAL INSTRUMENTS & LENSES - 0.37%
    6,900 Alcon, Inc. /(3)/.................... $    401,373
                                                ------------
          THERAPEUTICS - 17.43%
   70,600 Abgenix, Inc. +/(1)/.................      795,662
   22,800 Amylin Pharmaceuticals, Inc. +/(3)/..      596,676
   15,200 BioMarin Pharmaceutical, Inc. +/(1)/.      111,720
   22,500 CV Therapeutics, Inc. +/(3)/.........      404,325
   10,900 Discovery Laboratories, Inc. +.......       93,522
    6,100 Esperion Therapeutics, Inc. +/(1)(3)/      140,239
   99,100 Gilead Sciences, Inc. +/(3)/.........    5,815,188
   58,000 ImClone Systems, Inc. +/(1)(3)/......    2,279,400
   16,200 Medarex, Inc. +/(1)/.................      110,160
   61,500 Medicines Co. +......................    1,683,255
   23,100 MGI Pharma, Inc. +/(3)/..............      886,347
   18,100 NeoRx Corp. +/(1)/...................       78,192
   38,800 Neurocrine Biosciences, Inc. +/(3)/..    2,049,804
   47,800 NPS Pharmaceuticals, Inc. +/(1)/.....    1,442,604
   30,500 Onyx Pharmaceuticals, Inc. +/(1)/....      877,790
   55,600 Trimeris, Inc. +/(3)/................    1,269,348
   16,700 Tularik, Inc. +/(1)/.................      250,166
    5,175 Vicuron Pharmaceuticals, Inc. +......       93,926
                                                ------------
                                                  18,978,324
                                                ------------
          TOTAL COMMON STOCK
          (Cost $95,183,808)...................  107,650,962
                                                ------------

    PAR                                              MARKET
   VALUE                                             VALUE
---------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 13.96%
            COLLECTIVE INVESTMENT POOL - 11.78%
$12,824,840 Securities Lending Quality Trust/(2)/ $  12,824,840
                                                  -------------
            REGISTERED INVESTMENT COMPANIES - 2.18%
  2,373,536 T. Rowe Price Reserve Investment
             Fund /(4)/..........................     2,373,536
                                                  -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $15,198,376)...................    15,198,376
                                                  -------------
            TOTAL INVESTMENTS
            (Cost $110,382,184) - 112.81%........   122,849,338
            Other assets and liabilities,
             net - (12.81)%......................  (13,947,185)
                                                  -------------
            NET ASSETS - 100%.................... $ 108,902,153
                                                  -------------

  + Non-income producing
  ADR - American Depository Receipt
  /(1)/ The security or a portion thereof is out on loan (see Note 2). /(2)/ The security is purchased with the cash collateral received from securities loaned.
  /(3)/ A portion of this security is subject to options written (see
   Note 4).
  /(4)/ The security or a portion thereof represents collateral for uncovered written options.
  /(5)/ To the extent permitted by the Statement of Additional
   Information, the Health Sciences Fund may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2003, the Health Sciences
   Fund held the following restricted securities:

                                                                      Value
                                                                       as a
                                                                       % of
                            Acquisition           Acquisition Market   Net
    Name                       Date     Share/Par    Cost     Value   Assets
    ----                    ----------- --------- ----------- ------- ------
    Ligand Pharmaceuticals,
     Inc................... 07/03/2003    6,000     $69,000   $71,604  0.07%

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

          INCOME & GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             27


 NUMBER                                      MARKET
OF SHARES                                    VALUE
------------------------------------------------------
          COMMON STOCK - 98.83%
          AEROSPACE/DEFENSE - 0.21%
      800 General Dynamics Corp........... $    64,696
    2,100 Honeywell International, Inc....      62,349
    3,900 United Technologies Corp........     334,230
                                           -----------
                                               461,275
                                           -----------
          AIRLINES - 0.18%
    5,300 Delta Air Lines, Inc./(1)/......      66,462
   19,200 Southwest Airlines Co...........     345,216
                                           -----------
                                               411,678
                                           -----------
          APPAREL & PRODUCTS - 0.20%
   21,100 Gap, Inc........................     453,650
                                           -----------
          APPLIANCES/FURNISHINGS - 0.42%
   13,600 Whirlpool Corp..................     929,152
                                           -----------
          AUTOMOTIVE - 2.36%
    3,000 American Axle & Manufacturing
           Holdings, Inc.+................     118,890
    7,086 Carlisle Cos., Inc..............     417,011
   23,200 Delphi Automotive Systems Corp..     203,696
  342,500 Ford Motor Co...................   4,521,000
                                           -----------
                                             5,260,597
                                           -----------
          AUTO - REPLACEMENT PARTS - 0.03%
      800 Advance Auto Parts, Inc.+.......      65,296
                                           -----------
          BANKS - 8.38%
  119,300 Bank of America Corp............   8,998,799
    1,700 Bank One Corp...................      73,712
   74,400 First American Corp., Class A...   2,202,240
    8,069 First Tennessee National Corp...     359,878
   21,700 FleetBoston Financial Corp......     881,020
    9,100 National City Corp..............     305,305
   14,800 PNC Financial Services Group....     804,528
   22,900 U.S. Bancorp....................     634,559
   21,900 UnionBanCal Corp................   1,247,424
   32,200 Wachovia Corp...................   1,473,150
   30,400 Wells Fargo & Co................   1,742,832
                                           -----------
                                            18,723,447
                                           -----------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          BEVERAGES - 0.34%
    6,300 Adolph Coors Co., Class B................. $   347,193
    8,510 PepsiCo, Inc..............................     409,501
                                                     -----------
                                                         756,694
                                                     -----------
          BROADCASTING - 0.07%
    5,700 Fox Entertainment Group, Inc.,
           Class A+.................................     162,735
                                                     -----------
          BUILDING MATERIALS - 0.85%
   17,500 RPM International, Inc....................     264,775
   50,400 Sherwin-Williams Co.......................   1,634,472
                                                     -----------
                                                       1,899,247
                                                     -----------
          CHEMICAL - 1.65%
    2,400 Engelhard Corp............................      71,568
  133,400 Monsanto Co...............................   3,617,808
                                                     -----------
                                                       3,689,376
                                                     -----------
          COMMERCIAL SERVICES - 1.47%
   20,900 Cendant Corp.+............................     463,144
   37,900 Convergys Corp.+..........................     581,386
   36,100 Rent-A-Center, Inc.+......................   1,172,889
   43,132 Viad Corp.................................   1,060,616
                                                     -----------
                                                       3,278,035
                                                     -----------
          CONGLOMERATES - 2.03%
    2,400 Eaton Corp................................     247,176
  119,200 General Electric Co.......................   3,417,464
   38,097 Tyco International, Ltd...................     874,326
                                                     -----------
                                                       4,538,966
                                                     -----------
          DRUGS - 6.13%
   14,337 Abbott Laboratories.......................     633,695
  120,800 Bristol-Myers Squibb Co...................   3,183,080
    6,900 Endo Pharmaceuticals Holdings, Inc.+......     129,996
   12,200 King Pharmaceuticals, Inc.+...............     157,502
    1,900 KOS Pharmaceuticals, Inc.+................      84,550
  101,100 Merck & Co., Inc..........................   4,104,660
  141,880 Pfizer, Inc...............................   4,760,074
   10,000 Valeant Pharmaceuticals International/(1)/     239,100
   10,300 Wyeth.....................................     405,820
                                                     -----------
                                                      13,698,477
                                                     -----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 2.38%
   36,644 Arrow Electronics, Inc.+.............. $   856,737
   72,900 Avnet, Inc.+..........................   1,554,957
   16,200 Benchmark Electronics, Inc.+..........     595,026
   13,682 Fisher Scientific International, Inc.+     550,974
   76,700 Sanmina-SCI Corp.+....................     934,973
   67,700 Xerox Corp.+..........................     824,586
                                                 -----------
                                                   5,317,253
                                                 -----------
          FINANCE COMPANIES - 0.09%
    8,500 MBNA Corp.............................     208,420
                                                 -----------
          FINANCIAL SERVICES - 8.92%
  158,900 Citigroup, Inc........................   7,474,656
    6,700 E*TRADE Group, Inc.+..................      72,561
   34,700 Fannie Mae............................   2,429,000
   20,900 H & R Block, Inc......................   1,134,661
  153,700 JP Morgan Chase & Co..................   5,434,832
      900 Lehman Brothers Holdings, Inc.........      64,989
   33,700 Merrill Lynch & Co., Inc..............   1,912,475
   25,200 Morgan Stanley........................   1,393,056
                                                 -----------
                                                  19,916,230
                                                 -----------
          FOODS - 1.13%
   27,600 Archer-Daniels-Midland Co.............     394,404
   41,400 ConAgra Foods, Inc....................   1,014,300
   25,800 Sara Lee Corp.........................     530,190
   43,600 Tyson Foods, Inc., Class A............     595,140
                                                 -----------
                                                   2,534,034
                                                 -----------
          FREIGHT - 1.02%
    6,900 FedEx Corp............................     501,630
   24,300 United Parcel Service, Inc., Class B..   1,768,311
                                                 -----------
                                                   2,269,941
                                                 -----------
          HEALTHCARE - 0.54%
   41,600 McKesson Corp.........................   1,214,720
                                                 -----------
          HOME BUILDERS - 0.93%
   13,900 KB Home...............................     957,432
    2,300 NVR, Inc.+............................   1,129,300
                                                 -----------
                                                   2,086,732
                                                 -----------
          HOSPITAL SUPPLIES - 1.42%
   64,500 Johnson & Johnson.....................   3,179,205
                                                 -----------

--------------------------------------------------------------------------------

                                                              November 30, 2003

28

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          HOUSEHOLD PRODUCTS - 3.13%
   25,300 Fortune Brands, Inc...................... $ 1,728,496
   54,700 Procter & Gamble Co......................   5,264,328
                                                    -----------
                                                      6,992,824
                                                    -----------
          INFORMATION PROCESSING -
          HARDWARE - 3.29%
   18,291 Dell, Inc.+..............................     631,040
  122,115 Hewlett-Packard Co.......................   2,648,674
   34,900 International Business Machines Corp.....   3,159,846
    8,400 Storage Technology Corp.+................     211,680
   56,200 Western Digital Corp.+...................     699,128
                                                    -----------
                                                      7,350,368
                                                    -----------
          INFORMATION PROCESSING -
          SERVICES - 1.10%
    6,700 CheckFree Corp.+/(1)/....................     185,054
   10,700 Computer Sciences Corp.+.................     442,980
   21,000 Earthlink, Inc.+.........................     201,600
   19,600 Electronic Data Systems Corp.............     423,752
   18,600 United Online, Inc.+/(1)/................     338,706
   53,400 VeriSign, Inc.+..........................     865,614
                                                    -----------
                                                      2,457,706
                                                    -----------
          INFORMATION PROCESSING -
          SOFTWARE - 2.89%
    1,600 Computer Associates International, Inc...      37,280
  222,000 Microsoft Corp...........................   5,705,400
   59,200 Oracle Corp.+............................     710,992
                                                    -----------
                                                      6,453,672
                                                    -----------
          INSURANCE - 5.75%
   41,300 ACE, Ltd.................................   1,505,385
   33,300 Allstate Corp............................   1,344,654
   35,700 AmerUs Group Co./(1)/....................   1,283,415
   83,787 Fidelity National Financial, Inc.........   2,960,195
   36,700 Health Net, Inc.+........................   1,200,090
   48,800 Humana, Inc.+............................   1,089,704
    3,400 PacifiCare Health Systems, Inc., Class A+     221,374
   19,000 Principal Financial Group, Inc...........     629,090
   30,000 Protective Life Corp.....................     985,500
   47,600 W.R. Berkley Corp........................   1,625,540
                                                    -----------
                                                     12,844,947
                                                    -----------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          LEISURE AND TOURISM - 1.26%
   34,500 Blockbuster, Inc., Class A/(1)/.......... $    589,260
    1,800 Electronic Arts, Inc.+...................       79,614
    7,800 Harrah's Entertainment, Inc..............      373,386
    5,100 NetFlix, Inc.+/(1)/......................      249,900
   59,300 Regal Entertainment Group, Class A/(1)/..    1,235,812
    8,300 Take-Two Interactive Software, Inc.+/(1)/      274,730
                                                    ------------
                                                       2,802,702
                                                    ------------
          MACHINERY - 0.07%
    2,300 Briggs & Stratton Corp...................      155,250
                                                    ------------
          MEDICAL - BIOMEDICAL/GENE - 1.01%
   39,292 Amgen, Inc.+ @...........................    2,259,683
                                                    ------------
          MISCELLANEOUS - 1.30%
  118,800 Eastman Kodak Co.........................    2,893,968
                                                    ------------
          MULTIMEDIA - 2.79%
  227,800 Time Warner, Inc.+.......................    3,708,584
   37,300 Viacom, Inc., Class B....................    1,466,636
   45,500 Walt Disney Co...........................    1,050,595
                                                    ------------
                                                       6,225,815
                                                    ------------
          OIL AND GAS - 9.23%
   14,100 Amerada Hess Corp........................      667,917
   65,700 ChevronTexaco Corp.......................    4,934,070
   15,900 ConocoPhillips...........................      902,166
   65,600 Exxon Mobil Corp.........................    2,372,752
  158,700 Marathon Oil Corp........................    4,699,107
   38,200 Occidental Petroleum Corp................    1,401,176
   69,164 ONEOK, Inc./(1)/.........................    1,370,139
    8,100 Schlumberger, Ltd........................      380,052
   73,100 Sunoco, Inc..............................    3,509,531
   11,950 UGI Corp./(1)/...........................      386,582
                                                    ------------
                                                      20,623,492
                                                    ------------
          PAPER/FOREST PRODUCTS - 0.89%
   13,800 Bemis Co., Inc...........................      627,900
   10,100 Louisiana-Pacific Corp.+.................      182,709
   31,560 Rayonier, Inc............................    1,170,230
                                                    ------------
                                                       1,980,839
                                                    ------------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          RAILROADS & EQUIPMENT - 0.42%
    8,400 Burlington Northern Santa Fe Corp. $    250,068
    4,500 CSX Corp..........................      152,505
    8,200 Norfolk Southern Corp.............      175,562
    5,700 Union Pacific Corp................      362,976
                                             ------------
                                                  941,111
                                             ------------
          REAL ESTATE INVESTMENT
          TRUSTS - 0.89%
    9,100 CBL & Associates Properties, Inc..      511,875
   35,400 Equity Office Properties Trust....      981,642
    3,200 General Growth Properties, Inc....      257,920
    5,200 Simon Property Group, Inc.........      246,740
                                             ------------
                                                1,998,177
                                             ------------
          RETAIL - 5.65%
   21,700 Barnes & Noble, Inc.+.............      720,006
    5,400 Claire's Stores, Inc..............      250,560
  129,500 Federated Department Stores, Inc..    6,357,155
    4,400 Home Depot, Inc...................      161,744
   11,100 IKON Office Solutions, Inc./(1)/..       94,017
   64,100 May Department Stores Co..........    1,900,565
    5,200 RadioShack Corp...................      161,980
    7,200 Sears, Roebuck and Co.............      397,152
   69,900 SUPERVALU, Inc....................    1,804,818
   19,100 United Stationers, Inc.+..........      770,685
                                             ------------
                                               12,618,682
                                             ------------
          SAVINGS & LOAN - 0.99%
    7,500 Flagstar Bancorp, Inc./(1)/.......      165,975
   44,600 Washington Mutual, Inc............    2,043,126
                                             ------------
                                                2,209,101
                                             ------------
          SEMICONDUCTORS - 4.26%
  277,500 Intel Corp........................    9,276,825
    8,100 Texas Instruments, Inc............      241,056
                                             ------------
                                                9,517,881
                                             ------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             29

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          TELECOMMUNICATIONS - 4.92%
   34,500 Alltel Corp.......................... $  1,566,645
   81,800 BellSouth Corp.......................    2,129,254
   92,100 Cisco Systems, Inc.+.................    2,086,986
   77,400 Nextel Communications, Inc., Class A+    1,960,542
   32,300 PanAmSat Corp.+/(1)/.................      713,507
    5,900 QUALCOMM, Inc........................      262,845
    6,900 Scientific-Atlanta, Inc..............      199,272
   63,300 Verizon Communications, Inc..........    2,074,341
                                                ------------
                                                  10,993,392
                                                ------------
          TOBACCO - 2.26%
   85,300 Altria Group, Inc....................    4,435,600
   11,000 R.J. Reynolds Tobacco Holdings, Inc..      607,200
                                                ------------
                                                   5,042,800
                                                ------------
          UTILITIES - COMMUNICATION - 1.81%
   18,060 AT&T Corp............................      358,130
   74,700 SBC Communications, Inc..............    1,739,016
  130,008 Sprint Corp. (FON Group).............    1,948,820
                                                ------------
                                                   4,045,966
                                                ------------
          UTILITIES - ELECTRIC - 3.97%
  143,600 Edison International, Inc.+..........    2,932,312
   14,600 Entergy Corp.........................      771,756
   40,300 Exelon Corp..........................    2,491,346
    8,000 FPL Group, Inc.......................      508,400
   36,000 Great Plains Energy, Inc./(1)/.......    1,142,280
    7,800 OGE Energy Corp......................      185,796
   14,080 TXU Corp.............................      311,731
   26,300 Weststar Energy, Inc.................      522,318
                                                ------------
                                                   8,865,939
                                                ------------
          UTILITIES - GAS, DISTRIBUTION - 0.20%
   15,801 Sempra Energy........................      447,484
                                                ------------
          TOTAL COMMON STOCK
          (Cost $210,467,327)..................  220,776,959
                                                ------------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
           PREFERRED STOCK - 0.46%
           AUTOMOTIVE - 0.27%
     8,000 Ford Motor Co. Capital Trust II
            6.50%:................................. $    399,120
     8,900 General Motors Corp., Series B
            5.25%:.................................      211,731
                                                    ------------
                                                         610,851
                                                    ------------
           ELECTRONICS/ELECTRICAL
           EQUIPMENT - 0.19%
     3,500 Xerox Corp.: 6.25%:.....................      412,650
                                                    ------------
           TOTAL PREFERRED STOCK
           (Cost $970,531).........................    1,023,501
                                                    ------------
   PAR
  VALUE
-----------
           SHORT-TERM INVESTMENTS - 2.91%
           COLLECTIVE INVESTMENT POOL
$6,507,709 Securities Lending Quality Trust/(2)/
            (Cost $6,507,709)......................    6,507,709
                                                    ------------
           REPURCHASE AGREEMENT - 0.57%
 1,283,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 0.93%, dated
            11/28/03, to be repurchased 12/1/03
            in the amount of $1,283,100 and
            collateralized by Federal National Mtg.
            Assoc. Notes, bearing interest at
            2.00%, due 10/20/05 and having an
            approximate value of $1,312,211
            (Cost $1,283,000) @....................    1,283,000
                                                    ------------
           TOTAL INVESTMENTS
           (Cost $219,228,567) - 102.77%...........  229,591,169
           Other assets and liabilities,
            net - (2.77)%..........................  (6,192,428)
                                                    ------------
           NET ASSETS - 100%....................... $223,398,741
                                                    ------------

         +Non-income producing
         @The security or a portion thereof represents collateral for open futures contracts.
     /(1)/The security or a portion thereof is out on loan (see Note 2).
      /(2)/The security is purchased with the cash collateral received from securities loaned.

OPEN FUTURES CONTRACTS

                                       Value at Value as of
      Number of             Expiration  Trade   November 30,  Unrealized
      Contracts Description    Date      Date       2003     Appreciation
      -------------------------------------------------------------------
       2 Long     S&P 500
                  Index     Dec. 2003  $513,513   $528,900     $15,387
                                                               -------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

       INTERNATIONAL EQUITIES FUND - SCHEDULE OF INVESTMENTS (Unaudited)


                                                              November 30, 2003

30


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          COMMON STOCK - 83.72%
          ADVERTISING - 0.22%
   15,360 Aegis Group, PLC.................... $     26,452
      500 Asatsu-DK, Inc......................       11,916
        4 Dentsu, Inc.........................       16,984
    1,363 Publicis Groupe SA..................       43,089
   17,425 WPP Group, PLC......................      167,147
                                               ------------
                                                    265,588
                                               ------------
          AEROSPACE/DEFENSE - 0.24%
   45,731 BAE Systems, PLC....................      137,231
    1,794 Cobham, PLC.........................       34,943
   82,000 Finmeccanica SpA....................       62,963
    6,047 Serco Group, PLC....................       18,354
    1,075 Thales SA...........................       33,546
                                               ------------
                                                    287,037
                                               ------------
          AIRLINES - 0.43%
    1,070 Air France..........................       16,303
    8,000 All Nippon Airways Co., Ltd. +......       18,335
    3,382 Auckland International Airport, Ltd.       14,365
   16,068 BAA, PLC............................      130,748
    7,529 British Airways, PLC +..............       29,563
   13,000 Cathay Pacific Airways, Ltd.........       25,033
    2,653 Deutsche Lufthansa AG...............       40,582
    4,433 European Aeronautic Defense
           and Space Co.......................       96,797
      147 Flughafen Wien AG...................        6,261
    6,347 Iberia Lineas Aereas de Espana......       17,057
   10,000 Japan Airlines System Corp..........       25,659
      100 Kobenhavn Lufthave..................       11,044
    2,622 Ryanair Holdings, PLC +.............       20,133
    1,200 SAS AB +............................       11,687
    8,000 Singapore Airlines, Ltd.............       56,160
                                               ------------
                                                    519,727
                                               ------------
          APPAREL & PRODUCTS - 0.46%
      630 Adidas-Salomon AG...................       65,078
      757 Benetton Group SpA..................        9,754
    1,852 Bulgari SpA.........................       17,131
    8,000 Esprit Holdings, Ltd................       25,555
   20,000 Giordano International, Ltd.........        8,887
    3,017 Gunze, Ltd..........................       12,700
    1,521 Hagemeyer NV........................        4,197
      200 Hermes International................       37,000

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          APPAREL & PRODUCTS - Continued
    3,511 Inditex SA........................... $     78,054
    1,894 Luxottica Group SpA..................       33,290
   31,717 Marks & Spencer Group, PLC...........      146,658
    1,944 Onward Kashiyama Co., Ltd............       21,319
      219 Puma AG Rudolf Dassier Sport.........       34,551
    3,000 Wacoal Corp..........................       23,778
      600 World Co., Ltd.......................       17,806
    6,000 Yue Yuen Industrial Holdings, Ltd....       16,693
                                                ------------
                                                     552,451
                                                ------------
          APPLIANCES/FURNISHINGS - 0.12%
    4,600 Electrolux AB........................       96,913
    7,265 Kesa Electricals, PLC................       30,653
    8,300 MFI Furniture Group, PLC.............       20,154
                                                ------------
                                                     147,720
                                                ------------
          AUTOMOTIVE - 3.23%
      555 Autobacs Seven Co., Ltd..............       11,884
    9,000 Bridgestone Corp.....................      119,573
    2,124 Compagnie Generale des Etablissements
           Michelin, Class B...................       84,348
    1,682 Continental AG.......................       58,663
    2,059 Cycle & Carriage, Ltd................        7,227
   12,710 DaimlerChrysler AG...................      484,607
    6,700 Denso Corp...........................      125,111
    6,090 Fiat SpA +...........................       47,711
    7,303 Futuris, Corp., Ltd..................        7,404
   10,191 GKN, PLC.............................       46,991
   11,500 Honda Motor Co., Ltd.................      470,438
    2,455 NGK Spark Plug Co., Ltd..............       20,243
   36,700 Nissan Motor Co., Ltd................      419,563
      500 Nokian Renkaat Oyj...................       39,172
   30,507 Pirelli & Co. SpA....................       29,024
    2,752 PSA Peugoet Citroen..................      129,559
    2,519 Renault SA...........................      167,579
    2,803 Sanden Corp..........................       14,589
      600 Toyoda Gosei.........................       17,148
   39,949 Toyota Motor Corp....................    1,200,130
    1,429 Trelleborg AB........................       22,154
      260 USS Co., Ltd.........................       17,093
    1,027 Valeo SA.............................       39,983
    3,109 Volkswagen AG........................      154,609
    1,700 Volvo AB, Class A....................       46,966

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          AUTOMOTIVE - Continued
    3,100 Volvo AB, Class B..................... $     89,751
                                                 ------------
                                                    3,871,520
                                                 ------------
          BANKS - 13.42%
    5,000 77th Bank, Ltd........................       26,480
   22,300 ABN AMRO Holding NV...................      491,211
   12,475 Allied Irish Banks, PLC (Dublin)......      184,841
    2,063 Alpha Bank AE.........................       54,402
   11,728 Ashikaga Financial Group, Inc. +......        8,674
   26,338 Australia & New Zealand Banking Group,
           Ltd. @...............................      320,802
   16,876 Banca di Roma SpA +...................       53,452
   15,893 Banca Monte dei Paschi di Siena SPA...       52,245
    4,386 Banche Popolari Unite Group +.........       74,722
   45,200 Banco Bilbao Vizcaya Argentaria SA....      542,287
   27,175 Banco Comercial Portugues SA..........       55,752
    1,461 Banco Espirto Santo SA................       21,648
    5,739 Banco Popolare Di Verona e Novara.....       94,743
    2,343 Banco Popular Espanol SA..............      122,954
   63,989 Banco Santander Central Hispano SA....      665,603
      672 Bank Austria Creditanstalt AG +.......       30,556
   19,000 Bank of East Asia.....................       59,713
    8,145 Bank of Fukuoka, Ltd..................       33,468
   14,902 Bank of Ireland.......................      184,150
   15,000 Bank of Yokohama, Ltd.................       63,553
    2,296 Bank of Yokohama, Ltd. ADR +..........       97,274
   97,011 Barclays, PLC.........................      856,220
    5,163 Bayerische Hypo-und Vereinsbank
           AG +.................................      121,347
   21,943 Bipop Carire SpA +....................       17,270
   11,959 BNP Paribas SA........................      674,347
   36,500 BOC Hong Kong Holdings, Ltd...........       67,934
    5,284 BPI-SGPS SA...........................       16,736
    8,000 Chiba Bank, Ltd.......................       32,507
    1,998 Close Brothers Group, PLC.............       23,742
      775 Commercial Bank of Greece.............       16,439
    6,500 Commerzbank AG........................      125,866
   18,525 Commonwealth Bank of Australia........      370,251
    5,351 Credit Agricole SA....................      116,842
   69,000 Daiwa Bank Holdings +.................       86,317
    7,400 Danske Bank A/S.......................      156,891
   16,000 DBS Group Holdings, Ltd...............      129,957
    9,665 Dexia (Brussels)......................      154,105
    1,290 Dexia (Paris).........................           15

--------------------------------------------------------------------------------

November 30, 2003

                                                                             31

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
          BANKS - Continued
    5,400 DnB Holdings ASA................... $      32,629
    2,180 EFG Eurobank Ergasias SA...........        36,826
      422 Erste Bank Der Oesterreichischen
           Sparkassen AG.....................        48,250
    5,755 Firstgroup, PLC....................        26,760
    5,000 Gunma Bank, Ltd....................        21,595
   11,688 Hang Seng Bank, Ltd................       150,169
   56,189 HBOS, PLC..........................       706,390
   11,177 Hokugin Financial Group, Inc. +....        17,044
  160,924 HSBC Holdings, PLC.................     2,441,560
    1,178 Hypo Real Estate Holding +.........        25,171
    8,723 Joyo Bank, Ltd.....................        26,922
    1,492 KBC Bankverzekeringsholding........        65,336
   82,836 Lloyds TSB Group, PLC..............       586,316
    3,238 Macquarie Bank, Ltd................        79,676
    7,477 Mediobanca SPA.....................        78,582
       60 Mitsubishi Tokyo Financial
           Group, Inc........................       448,158
    7,000 Mitsui Trust Holdings, Inc. +......        34,068
   22,308 National Australia Bank, Ltd.......       467,184
    3,193 National Bank of Greece SA.........        72,096
    5,700 Nordea AB (Euro)...................        37,270
   29,590 Nordea AB (Swedish Krone)..........       196,038
   14,000 Oversea-Chinese Banking Corp., Ltd.        96,655
    1,000 OverSeas Union Enterprises.........         3,916
    1,644 Piraeus Bank.......................        16,765
   41,456 Royal Bank of Scotland Group, PLC..     1,158,715
   15,013 Sanpaolo IMI SpA...................       193,267
    8,163 Shizuoka Bank, Ltd.................        57,096
    6,600 Skandinaviska Enskilda Banken......        86,140
    4,782 Societe Generale, Class A..........       383,245
       55 Sumitomo Mitsui Financial
           Group, Inc........................       268,685
   13,000 Sumitomo Trust & Banking Co., Ltd..        69,680
    4,000 Suruga Bank........................        22,901
    8,200 Svenska Handelsbanken AB,
           Series A..........................       151,570
      600 Svenska Handelsbanken Series B.....        10,693
   17,460 UBS AG.............................     1,125,688
       52 UFJ Holdings, Inc. +...............       222,216
   17,000 United Overseas Bank, Ltd..........       127,230
   26,035 Westpac Banking Corp...............       288,455
                                              -------------
                                                 16,086,273
                                              -------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          BEVERAGES - 1.17%
    5,695 Asahi Breweries, Ltd................. $     47,218
      300 Carlsberg A/S, Class B...............       12,527
    6,261 Coca Cola Amatil, Ltd................       27,612
      600 Coca Cola Bottling Co. (West Japan)..       10,667
      990 Coca Cola Hellenic Bottling Co. SA...       21,736
   45,590 Diageo, PLC..........................      569,218
   31,766 Foster's Group, Ltd..................      101,215
    3,240 Fraser and Neave, Ltd................       21,617
    3,002 Heineken NV..........................      112,011
    2,100 Interbrew............................       51,901
      400 ITO EN, Ltd..........................       15,267
    9,937 Kirin Brewery Co., Ltd...............       79,394
    4,000 Lion Nathan, Ltd.....................       16,800
      735 Pernod Ricard SA.....................       78,173
   12,279 SABMiller, PLC.......................      122,754
    5,000 Sapporo Breweries, Ltd...............       12,053
   12,372 Scottish & Newcastle, PLC............       78,195
    2,794 Takara Shuzo Co......................       22,502
                                                ------------
                                                   1,400,860
                                                ------------
          BROADCASTING - 0.35%
      225 Antena 3 Television SA +.............        9,467
   18,592 British Sky Broadcasting Group, PLC +      215,803
        3 Fuji Television Network, Inc.........       14,820
    1,700 i-CABLE Communications, Ltd..........          405
    9,190 Mediaset SpA.........................      104,303
    1,400 Sky Network Television, Ltd. +.......        4,657
    1,633 Societe Television Francaise 1.......       52,800
    4,000 Television Broadcasts, Ltd...........       20,093
                                                ------------
                                                     422,348
                                                ------------
          BUILDING MATERIALS - 1.75%
    4,156 Amec, PLC............................       19,593
   11,249 Asahi Glass Co., Ltd.................       82,789
    4,000 Assa Abloy AB........................       45,581
    7,936 Boral, Ltd...........................       28,734
    3,231 Bouygues SA..........................      100,399
    6,814 BPB, PLC.............................       40,397
    2,000 Central Glass Co., Ltd...............       12,017
    2,335 CIMPOR-Cimentos de Portugal,
           SGPS, SA............................       11,206
    4,504 Compagnie de Saint-Gobain............      201,665
    7,838 CRH, PLC (Dublin)....................      145,944
   13,051 CSR, Ltd.............................       16,444

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          BUILDING MATERIALS - Continued
    5,607 Fletcher Building, Ltd........... $     14,455
      726 Fomento de Construcciones y
           Contratas SA....................       24,902
       50 Geberit AG.......................       21,839
   11,674 Hanson, PLC......................       81,523
      647 Heidelberger Zement AG +.........       26,508
    2,305 Holcim, Ltd......................      100,590
      109 Imerys SA........................       21,577
    1,108 Italcementi SPA..................       13,679
    6,360 James Hardie Industries NV.......       33,022
   16,842 Kawasaki Heavy Industries, Ltd...       18,301
    2,390 Lafarge SA.......................      190,539
    5,000 Matsushita Electric Works........       36,022
    8,668 Mitsui Engineering & Shipbuilding
           Co., Ltd........................       11,002
   20,000 New World Development Co., Ltd...       12,430
    5,067 Nippon Sheet Glass Co., Ltd......       13,140
    3,571 Nishimatsu Construstion Co., Ltd.       11,804
      427 NKT Holding A/S..................        7,883
    7,861 Obayashi Corp....................       30,076
    3,977 Okumura Corp.....................       15,579
   14,017 Pilkington, PLC..................       21,605
   15,174 Rinker Group, Ltd................       64,171
    3,686 RMC Group, PLC...................       38,880
      697 Shimachu Co., Ltd................       13,143
    5,170 Skanska AB.......................       42,815
    6,796 Sumitomo Osaka Cement Co., Ltd...       12,101
   10,000 Taiheiyo Cement Corp.............       22,737
   10,384 Taisei Corp......................       33,660
    1,020 Technical Olympic SA.............        5,140
      260 Technip-Coflexip SA..............       27,996
    4,884 ThyssenKrupp AG..................       90,530
      400 Titan Cement Co..................       15,261
    4,683 Toda Corp........................       11,674
    4,275 Tostem Corp......................       75,066
      500 Uponor Oyj.......................       14,547
      125 VA Technologie AG +..............        3,478
    1,058 Vinci SA.........................       84,728
      454 Wienerberger Baustoffindustrie AG       11,509
    8,843 Wolseley, PLC....................      113,380
                                            ------------
                                               2,092,061
                                            ------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

32

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          CHEMICAL - 1.79%
    3,779 Akzo Nobel NV.................... $    131,210
   18,549 Asahi Chemical Industry Co., Ltd.       88,583
    7,968 BASF AG..........................      394,429
    7,640 BOC Group, PLC...................      106,639
    1,064 CIBA Specialty Chemicals
           Holding, Inc. +.................       74,614
    1,920 Clariant AG +....................       27,137
    5,427 Daicel Chemical Industries, Ltd..       22,448
    8,180 Dainippon Ink and Chemicals, Inc.       15,163
    7,226 Denki Kagaku Kogyo Kabushiki
           Kaisha..........................       21,246
    1,100 DSM NV...........................       50,743
    2,000 Hitachi Chemical Co., Ltd........       30,316
   16,563 Imperial Chemical Industries, PLC       55,051
    5,000 Ishihara Sangyo Kaisha, Ltd. +...        9,086
    3,049 Johnson Matthey, PLC.............       52,981
    4,081 Kaneka Corp......................       28,358
    1,468 L'Air Liquide SA.................      236,005
      596 Lonza Group AG...................       28,617
   22,401 Mitsubishi Chemical Corp.........       51,137
    4,864 Mitsubishi Gas Chemical Co., Inc.       14,523
    7,000 Mitsui Chemicals, Inc............       37,328
    2,000 Nippon Kayaku Co., Ltd...........        9,606
    3,000 Nippon Sanso Corp................       11,861
    3,502 Nippon Shokubai Co., Ltd.........       25,006
    2,000 Nissan Chemical Industries.......       17,148
      800 Novozymes A/S Series B...........       27,989
    3,897 Orica, Ltd.......................       36,348
    4,925 Sekisui Chemical Co., Ltd........       21,901
    5,226 Shin Etsu Chemical Co............      192,787
   13,798 Showa Denko K.K. +...............       28,852
    1,015 Solvay SA........................       78,727
   16,000 Sumitomo Chemical................       57,125
    1,670 Syngenta AG......................      102,366
    6,718 Tosoh Corp.......................       17,912
    9,463 UBE Industries, Ltd..............       18,146
      600 Uni Charm Corp...................       28,654
                                            ------------
                                               2,150,042
                                            ------------
          COMMERCIAL SERVICES - 1.22%
   15,864 ABB, Ltd. +......................       77,892
    3,631 Abertis Infraestructuras SA......       50,969
      397 Acciona SA.......................       22,424
      350 Aker Kvaerner ASA +..............        5,800
    2,340 Ansell, Ltd......................       11,065

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          COMMERCIAL SERVICES - Continued
      307 Atos Origin +....................... $     20,258
      963 Autoroutes du Sud de la France......       31,195
    5,777 Balfour Beatty, PLC.................       21,589
       50 Bellsystem 24, Inc..................       10,501
      814 Benesse Corp........................       17,839
   16,425 Brambles Industries, Ltd............       54,356
   10,063 Brambles Industries, PLC............       30,241
    1,679 Cap Gemini SA +.....................       82,992
   23,000 ComfortDelGro Corp., Ltd............       10,275
    2,737 Comsys Holdings Corp. +.............       14,170
    2,800 Davis Service Group, PLC............       17,263
    2,563 De La Rue, PLC......................       12,756
   22,919 Hays, PLC...........................       50,127
      602 ISS A/S.............................       27,953
      400 Itochu Techno-Science Corp..........       11,323
    3,282 JGC Corp............................       25,953
    2,036 Kinden Corp.........................        8,887
   22,000 Li & Fung, Ltd......................       37,688
    1,160 Linde AG............................       56,155
   30,742 Macquarie Infrastructure Group......       72,796
   11,263 Mayne Group, Ltd....................       28,954
    2,000 Mitsubishi Logistics Corp...........       15,687
      300 Nichii Gakkan Co....................       15,477
    1,033 Pechiney SA.........................       59,439
   28,485 Rentokil Initial, PLC...............      106,941
       39 SA D'Ieteren NV.....................        8,310
      265 Sagem SA............................       29,568
    3,159 Secom Co., Ltd......................      114,805
    7,389 Securicor, PLC......................       11,198
    4,100 Securitas AB........................       49,980
       59 SGS Societe Generale de Surveillance
           Holding SA.........................       34,680
    6,559 Shimizu Corp........................       22,579
   18,000 Singapore Technologies
           Engineering, Ltd...................       20,573
    8,597 Smiths Group, PLC...................       98,603
    4,000 ST Assembly Test Services, Ltd. +...        4,897
      568 TIS, Inc............................       17,893
    2,626 Toyo Seikan Kaisha, Ltd.............       30,069
      446 William Demant A/S +................       13,878
                                               ------------
                                                  1,465,998
                                               ------------

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          CONGLOMERATES - 1.58%
    2,148 Amano Corp....................... $     14,710
    1,162 DCC, PLC.........................       15,266
   32,000 Hutchison Whampoa, Ltd...........      233,908
   19,000 Itochu Corp......................       57,079
    7,000 Keppel Corp., Ltd................       22,539
    5,000 Keppel Land, Ltd.................        4,641
    3,244 LVMH Moet Hennessy Louis
           Vuitton SA......................      223,595
   15,001 Mitsubishi Corp..................      137,662
      750 Modern Times Group AB +..........       15,056
    1,065 Promotora de
           Informaciones SA (PRISA)........       14,055
   11,861 Siemens AG.......................      866,052
   13,896 Sonae, SGPS SA +.................       11,670
   10,000 Sumitomo Corp....................       62,092
   10,700 Tomkins, PLC.....................       49,845
    1,732 TUI AG...........................       32,312
       56 Valora Holding AG................       13,314
    5,772 Wesfarmers, Ltd..................      117,870
    6,000 Wing Tai Holdings, Ltd...........        2,750
                                            ------------
                                               1,894,416
                                            ------------
          DRUGS - 7.04%
   25,358 AstraZeneca, PLC.................    1,152,458
    9,624 Bayer AG.........................      260,256
    3,830 Celltech Group, PLC +............       23,184
    3,736 Chugai Pharmaceutical Co., Ltd...       50,489
    2,212 CSL, Ltd.........................       25,933
    3,300 Daiichi Pharmaceutical Co., Ltd..       55,535
    3,406 Eisai Co., Ltd...................       86,305
       70 Elan Corp. +.....................          378
    4,802 Elan Corp., PLC +................       25,580
    3,800 Fujisawa Pharmaceutical Co., Ltd.       70,958
      413 Gehe AG..........................       18,799
   88,732 GlaxoSmithKline, PLC.............    2,003,335
      900 H Lundbeck A/S...................       14,148
    2,214 Kaken Pharmaceutical Co., Ltd....       10,998
    5,265 Kyowa Hakko Kogyo Co., Ltd.......       29,807
      625 Merck KGaA.......................       24,535
   35,256 Novartis AG......................    1,490,786
    3,800 Novo-Nordisk A/S.................      145,814
      290 Omega Pharma SA..................        8,173
      600 Orion-Yhtyma Oyj.................       13,432
   10,069 Rhone Poulenc SA.................      581,666
      445 Roche Holdings AG-Bearer.........       59,190
   10,434 Roche Holdings AG-Genusschein....      941,383
    5,434 Sanofi-Synthelabo SA.............      368,348

--------------------------------------------------------------------------------

November 30, 2003

                                                                             33

 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
          DRUGS - Continued
    2,551 Schering AG............................. $     128,421
      111 Serono SA...............................        76,507
    4,507 Shionogi & Co...........................        74,530
    3,000 Taisho Pharmaceutical Co., Ltd..........        52,322
   12,500 Takeda Chemical Industries, Ltd.........       479,386
    1,217 UCB SA..................................        39,014
    4,600 Yamanouchi Pharmaceutical Co., Ltd......       132,311
                                                   -------------
                                                       8,443,981
                                                   -------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 4.45%
      910 Advantest Corp..........................        65,062
    2,449 Alps Electric Co., Ltd..................        34,661
      200 Bang & Olufsen A/S......................         7,578
      121 Barco NV................................         9,603
   12,000 Canon, Inc..............................       554,445
    3,401 Dainippon Screen
           Manufacturing Co., Ltd. +..............        23,478
   31,352 Dixons Group, PLC.......................        73,700
   29,390 Elec De Portugal SA.....................        73,342
    6,050 Electrocomponents, PLC..................        35,685
      681 Epcos AG +..............................        15,548
    1,800 Fanuc, Ltd..............................       105,848
    8,000 Fuji Electric Co., Ltd..................        17,240
    5,000 Fujikura, Ltd...........................        27,987
    2,500 GN Store Nord +.........................        15,881
      481 Hirose Electric Co., Ltd................        56,263
    3,000 Hitachi Cable, Ltd......................        10,574
   40,849 Hitachi, Ltd............................       240,584
   20,000 Johnson Electric Holdings...............        26,791
    2,000 JSR Corp................................        43,373
      400 Keyence Corp............................        89,887
   11,538 Kidde, PLC..............................        20,715
      454 Kudelski SA +...........................        14,574
    2,443 Kyocera Corp............................       148,791
      400 Mabuchi Motor Co., Ltd..................        28,854
   31,000 Matsushita Electric Industrial Co., Ltd.       399,406
   25,000 Mitsubishi Electric Corp................        98,617
    1,000 Mitsumi Electric Co., Ltd...............         9,624
    3,373 Murata Manufacturing Co., Ltd...........       190,648
   20,441 NEC Corp................................       148,200
    4,537 NGK Insulators, Ltd.....................        29,083
    2,207 Nitto Denko Corp........................       111,443
    5,984 Novar, PLC..............................        13,191

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - Continued
    1,092 OCE NV............................ $      15,617
    8,000 Oki Electric Industry Co., Ltd. +.        30,242
    3,484 Omron Corp........................        66,171
   19,425 Philips Electronics NV............       552,332
    9,000 Ricoh Co., Ltd....................       164,197
    5,000 Sankyo Co., Ltd...................        90,033
      600 Sankyo Co., Ltd. Gunma............        19,066
   22,000 Sanyo Electric Co., Ltd...........        98,434
    2,846 Schneider Electric SA.............       175,505
      800 Seiko Epson Corp..................        30,388
   13,330 Sharp Corp........................       199,497
   48,652 Siebe PLC.........................        16,757
      800 SMC Corp..........................        95,402
   12,962 Sony Corp.........................       449,761
    2,000 Stanley Electric..................        37,986
    9,087 Sumitomo Electric Industries, Ltd.        74,346
    2,000 Taiyo Yuden Co....................        23,431
    1,700 TDK Corp..........................       110,524
    7,000 Techtronic Industries Co..........        19,205
   39,618 Toshiba Corp......................       146,150
    2,000 Ushio, Inc........................        31,521
    3,000 Venture Corp, Ltd.................        32,895
    1,494 Vestas Wind Systems AS............        22,522
    2,151 Yamaha Corp.......................        38,438
    4,000 Yokogawa Electric Corp............        52,157
                                             -------------
                                                 5,333,253
                                             -------------
          FINANCE COMPANIES - 0.18%
      400 Aeon Credit Service Co., Ltd......        17,057
      550 Aiful Corp........................        32,895
    4,500 Cattles, PLC......................        24,799
    1,854 Credit Saison Co., Ltd............        38,937
    1,200 Promise Co., Ltd..................        51,062
      920 Takefuji Corp.....................        49,648
                                             -------------
                                                   214,398
                                             -------------
          FINANCIAL SERVICES - 4.08%
    9,431 3I Group, PLC.....................        98,911
    1,019 Acom Co., Ltd.....................        41,127
   21,750 AMP, Ltd. @.......................        93,714
   10,638 Amvescap, PLC.....................        75,479
    1,419 Australian Stock Exchange, Ltd....        15,938
    4,089 Banca Fideuram SpA................        25,755

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
          FINANCIAL SERVICES - Continued
   20,958 Banca Nazionale Del Lavoro SpA +.... $      49,157
    5,342 Banca Popolare di Milano SCRL.......        31,789
    7,000 Cheung Kong Infrastructure
           Holdings, Ltd......................        15,824
   17,584 Credit Suisse First Boston USA, Inc.       584,204
   17,045 Daiwa Securities Co., Ltd...........       109,727
    7,768 Deutsche Bank AG....................       542,031
    1,533 Deutsche Boerse AG..................        77,265
    1,250 Euronext NV.........................        29,979
   15,452 Fortis NL...........................       285,679
      800 Gjensidige NOR ASA..................        34,905
    1,100 Group 4 Falck A/S...................        21,725
   14,000 Hong Kong Exchanges & Clearing, Ltd.        28,672
   24,968 ING Groep NV........................       535,302
   53,149 IntesaBci SpA.......................       200,224
   12,967 IntesaBci SpA Di Risp...............        36,248
    3,741 Irish Life & Permanent, PLC.........        52,737
      400 Jafco Co., Ltd......................        29,841
   96,017 Legal & General Group, PLC..........       164,529
    4,248 Man Group, PLC......................       104,395
      831 Marschollek Lauten AG +.............        15,693
    3,530 Mediolanum SpA......................        26,469
       86 Mizuho Financial Group, Inc. +......       224,590
   19,000 Nikko Securities Co., Ltd...........        95,941
   26,000 Nomura Holdings, Inc................       413,094
      759 OM AB...............................         8,548
    1,100 Orix Corp...........................        80,656
    3,535 Provident Financial, PLC............        37,166
    3,850 Sampo Oyj...........................        38,153
    1,726 Schroders, PLC......................        19,321
   10,000 Singapore Exchange..................         9,573
      800 Smedvig, Class A....................         5,397
    8,415 Suncorp Metway......................        75,867
   56,008 UniCredito Italiano SpA.............       281,550
    6,000 Yamaichi Securities Co., Ltd.
           ADR +/(1)(3)/......................             0
    2,122 Zurich Financial Services Group +...       273,621
                                               -------------
                                                   4,890,796
                                               -------------
          FOODS - 3.06%
    7,807 Ajinomoto Co., Inc..................        83,691
      300 Ariake Co...........................         9,369
      400 Axfood AB...........................         8,904
   30,147 Cadbury Schweppes, PLC..............       192,355
      519 Casino Guichard Perrachon SA........        48,381

--------------------------------------------------------------------------------

                                                              November 30, 2003

34

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
          FOODS - Continued
      234 Colruyt SA.......................... $      21,996
   32,698 Compass Group, PLC..................       196,806
      650 Danisco A/S.........................        26,724
    1,027 Delhaize 'Le Lion' SA...............        49,717
    4,000 Fyffes, PLC.........................         7,390
    2,232 Greencore Group, PLC................         8,167
    1,820 Groupe Danone.......................       283,861
      983 House Food Corp.....................        10,493
      603 Katokichi Co., Ltd..................         9,559
    1,806 Kerry Group, PLC....................        32,176
      830 Kesko Oyj...........................        14,439
    3,531 Kikkoman Corp.......................        23,376
    3,000 Meiji Dairies Corp..................        11,587
    5,975 Meiji Seika Kaisha, Ltd.............        22,314
    5,959 Nestle SA...........................     1,386,780
    4,213 Nichirei Corp.......................        12,733
    2,000 Nippon Meat Packers, Inc............        19,322
    1,963 Nisshin Seifun Group, Inc...........        15,809
    1,055 Nissin Food Products Co., Ltd.......        25,095
    2,074 Numico Kon NV +.....................        52,752
    3,274 Orkla ASA...........................        72,745
    5,597 Parmalat Finanziaria SpA............        15,377
    1,600 QP Corp.............................        12,696
    2,500 Snow Brand Milk Products Co., Ltd. +         7,351
    1,326 Sodexho Alliance SA.................        37,672
      700 Suedzucker AG.......................        12,707
    5,698 Tate & Lyle, PLC....................        31,401
    1,000 Toyo Suisan Kaisha, Ltd.............         9,962
    8,434 Unilever NV.........................       506,440
   40,842 Unilever, PLC.......................       355,197
    2,258 Yakult Honsha Co., Ltd..............        30,927
                                               -------------
                                                   3,666,271
                                               -------------
          FREIGHT - 0.82%
       16 A/S Dampskibsselskabet ADR..........       114,794
    4,562 Associated British Ports
           Holdings, PLC......................        33,626
       48 Compagnie Maritime Belge SA.........         2,845
    5,929 Deutsche Post AG....................       111,750
      325 DSV, De Sammensluttede
           Vognmaend A/S......................        12,733
    4,142 Exel, PLC...........................        54,319
       48 Exmar NV +..........................         1,929
      500 Frontline, Ltd......................        10,559

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
          FREIGHT - Continued
    4,135 Kamigumi Co., Ltd............... $      26,657
    7,631 Kawasaki Kisen Kaisha, Ltd......        29,614
   17,331 Mitsui & Co., Ltd...............       116,632
   12,000 Mitsui OSK Lines, Ltd...........        48,760
   11,000 Neptune Orient Lines, Ltd. +....        13,529
   10,879 Nippon Express Co., Ltd.........        47,186
   14,000 Nippon Yusen Kabushiki Kaish
           Svendborg......................        54,842
    2,289 Patrick Corp., Ltd..............        24,018
   10,246 Peninsular and Oriental Steam
           Navigation Co..................        43,231
    2,893 Seino Transportation Co., Ltd...        20,526
   13,000 SembCorp Industries, Ltd........         9,654
    5,000 SembCorp Logistics, Ltd.........         5,541
    7,000 SembCorp Marine, Ltd............         3,939
    3,000 Toll Holdings, Ltd..............        18,509
    5,132 TPG NV..........................       110,828
    5,923 Yamato Transport Co., Ltd.......        69,768
                                           -------------
                                                 985,789
                                           -------------
          GOVERNMENT AGENCIES - 0.01%
   26,000 Singapore Post, Ltd.............        10,408
                                           -------------
          HARDWARE & TOOLS - 0.01%
      201 Bekaert SA......................        11,262
       77 Bohler Uddeholm.................         4,982
                                           -------------
                                                  16,244
                                           -------------
          HEALTHCARE - 0.28%
    3,300 Alliance Unichem, PLC...........        28,558
   12,306 Boots Group, PLC................       150,681
      738 Cochlear, Ltd...................        15,258
      200 Coloplast A/S...................        16,961
    1,356 Essilor International SA........        67,661
      997 Fisher & Paykel Healthcare Corp.         7,749
    2,400 Gambro, Series A................        19,875
    1,600 Gambro, Series B................        13,250
    9,000 Parkway Holdings................         4,882
    2,631 SSL International, PLC..........        14,442
                                           -------------
                                                 339,317
                                           -------------
          HEAVY DUTY TRUCKS/PARTS - 0.02%
    3,000 Hino Motors, Ltd................        17,751
                                           -------------

 NUMBER                                     MARKET
OF SHARES                                   VALUE
------------------------------------------------------
          HOME BUILDERS - 0.23%
    3,305 Barratt Developments, PLC..... $      27,861
    1,687 Berkeley Group, PLC...........        23,300
    7,070 Daiwa House Industry Co., Ltd.        67,140
      896 Hellenic Technodomiki SA......         5,267
    3,600 Persimmon, PLC................        28,891
    7,000 Sekisui House, Ltd. ADR.......        66,028
    7,686 Taylor Woodrow, PLC...........        31,635
    5,230 Wimpey George, PLC............        30,713
                                         -------------
                                               280,835
                                         -------------
          HOSPITAL SUPPLIES - 0.17%
   10,555 Amersham, PLC.................       136,875
      486 Fresenius Medical Care AG.....        30,886
    2,300 Terumo Corp...................        41,205
                                         -------------
                                               208,966
                                         -------------
          HOUSEHOLD PRODUCTS - 0.78%
      500 Aderans Co....................         8,442
      350 Beiersdorf AG.................        39,304
    3,256 Fisher & Paykel Appliances
           Holdings, Ltd................         7,873
      103 Givaudan AG...................        47,143
    5,950 Kanebo, Ltd. +................         5,976
    8,000 KAO Corp......................       163,265
    5,003 L'Oreal SA....................       371,546
    8,830 Reckitt Benckiser, PLC........       192,971
    5,000 Shiseido Co...................        56,111
    4,771 Toto, Ltd.....................        36,856
    8,608 Waterford Wedgewood, PLC......         2,892
                                         -------------
                                               932,379
                                         -------------
          HUMAN RESOURCES - 0.17%
    1,980 Adecco SA.....................       122,979
    9,293 Capita Group, PLC.............        40,010
      616 Meitec Corp...................        21,655
    1,238 Vedior NV.....................        18,759
                                         -------------
                                               203,403
                                         -------------
          INFORMATION PROCESSING -
          HARDWARE - 0.09%
    3,292 Casio Computer Co., Ltd.......        32,254
      599 Logitech International SA +...        25,978
      480 Nidec Corp....................        47,643
                                         -------------
                                               105,875
                                         -------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             35

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - 0.40%
    6,082 Computershare, Ltd.................... $     14,226
    1,100 CSK Corp..............................       36,963
    1,700 Indra Sistemas SA.....................       20,498
   10,415 Logica, PLC...........................       49,235
        2 Net One Systems Co., Ltd..............       14,080
       19 NTT Data Corp.........................       69,744
      100 OBIC Co., Ltd.........................       20,636
   19,248 Telecom Italia Media SpA +............        9,145
   50,744 SEAT Pagine Gialle SpA +..............       49,191
    3,000 Softbank Corp.........................      113,683
    1,150 TietoEnator Oyj.......................       32,009
    5,150 Wanadoo +.............................       39,606
    5,471 Wm-data AB +..........................       11,091
                                                 ------------
                                                      480,107
                                                 ------------
          INFORMATION PROCESSING -
          SOFTWARE - 0.61%
      882 Business Objects SA +.................       29,936
      557 Dassault Systemes SA..................       24,879
      400 Hitachi Software Engineering Co., Ltd.       10,775
    7,885 Misys, PLC............................       38,701
      200 Nomura Research Instutute, Ltd........       19,102
      400 Oracle Corp. Japan....................       19,796
   16,850 Sage Group, PLC.......................       52,595
    3,037 SAP AG................................      467,115
      500 Topdanmark AS +.......................       25,313
    1,500 Trend Micro, Inc. +...................       37,940
                                                 ------------
                                                      726,152
                                                 ------------
          INSURANCE - 2.95%
   19,901 Aegon NV..............................      265,742
    7,459 Alleanza Assicurazioni SpA............       77,677
    4,061 Allianz AG............................      457,401
   14,218 Assicurazioni Generali SpA............      355,490
   20,887 AXA...................................      401,699
   33,506 CGNU, PLC.............................      267,162
      450 CNP Assurances........................       20,850
    1,137 Corp Mapfre SA........................       14,678
       17 Daido Life Insurance Co., Ltd.........       46,258
   22,700 Friends Provident, PLC................       50,527
   26,157 Insurance Australia Group, Ltd........       79,176
       22 Millea Holdings, Inc..................      237,045
   17,996 Mitsui Sumitomo Insurance Co., Ltd....      134,253

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          INSURANCE - Continued
    2,214 Munchener Ruckversicherungs AG.... $   251,892
      250 Pohjola Yhtyma Oyj................       6,161
   29,769 Prudential, PLC...................     228,777
    9,910 QBE Insurance Group, Ltd..........      73,127
    4,827 Riunione Adriatica di Sicurta SpA.      77,776
   42,370 Royal & Sun Alliance Insurance
           Group, PLC.......................      61,840
   11,370 Skandia Forsakrings AB............      38,417
    2,168 Storebrand ASA +..................      13,259
    4,736 Swiss Reinsurance.................     294,521
   11,000 Yasuda F&M Insurance..............      81,660
                                             -----------
                                               3,535,388
                                             -----------
          LEISURE AND TOURISM - 1.03%
    2,882 Accor SA..........................     121,019
    3,281 Amadeus Global Travel SA..........      20,469
      350 Amer Group........................      14,655
    4,124 Aristocrat Leisure, Ltd. @........       5,764
    1,591 Autogrill SpA +...................      21,111
      900 Bandai Co., Ltd...................      20,381
    5,336 Brisa-Auto Estradas de Portugal SA      33,930
      600 Capcom Co., Ltd...................       6,574
    2,602 Carnival, PLC.....................      91,413
      750 Creative Technology, Ltd..........       7,919
    4,227 Emap, PLC.........................      61,475
   10,965 EMI Group, PLC....................      32,054
   43,459 Granada, PLC......................      92,057
    2,500 Greek Organization of Football
           Prognostics SA...................      32,093
   11,300 InterContinental Hotels Group, PLC     104,550
    1,161 Konami Co.........................      29,843
       41 Kuoni Reisen Holding AG...........      13,336
   24,971 Ladbroke Group, PLC...............      90,953
      568 Namco, Ltd........................      14,367
    1,329 NH Hoteles SA +...................      15,179
    1,400 Nintendo Co., Ltd.................     120,933
      671 Oriental Land Co., Ltd............      36,517
    8,252 Rank Group, PLC...................      41,212
   14,000 Shangri La Asia, Ltd..............      12,533
    5,886 Sky City Entertainment, Ltd.......      17,170
   14,695 Stagecoach Group, PLC.............      20,499
    6,274 Tab Corp..........................      18,764
    5,083 Tab Corp. Holdings, Ltd...........      41,152
    1,900 Toho Co...........................      21,860

 NUMBER                                        MARKET
OF SHARES                                      VALUE
---------------------------------------------------------
          LEISURE AND TOURISM - Continued
    6,317 William Hill, PLC................ $      42,536
    2,000 Yamaha Motor Co..................        20,308
      556 Zodiac SA........................        16,470
                                            -------------
                                                1,239,096
                                            -------------
          MACHINERY - 1.09%
    1,000 Alfa Laval AB....................        14,310
    3,863 Amada Co., Ltd...................        18,977
    1,828 Atlas Copco AB, Series A.........        65,398
      995 Atlas Copco AB, Series B.........        32,960
    6,432 BBA Group, PLC...................        26,391
        1 Buderus AG.......................            37
    3,010 Daikin Industries, Ltd...........        62,116
    5,000 Ebara Corp.......................        19,404
    8,079 FKI, PLC.........................        15,305
      400 FLS Industries A/S +.............         4,289
    1,677 Grupo Dragados SA................        34,948
      877 Grupo Ferrovial SA...............        26,515
    4,894 IMI, PLC.........................        28,719
   13,596 Ishikawajima-Harima Heavy
           Industries Co., Ltd.............        16,387
   13,000 Kajima Corp......................        41,428
      200 KCI Konecranes International.....         6,440
   13,000 Komatsu, Ltd.....................        74,072
      905 Komori Corp......................        10,991
      480 Kone Corp........................        25,897
    3,000 Koyo Seiko Co., Ltd..............        27,804
   13,000 Kubota Corp......................        47,482
    1,883 Leighton Holdings, Ltd...........        15,845
    2,000 Makita Corp......................        18,335
    1,469 Man AG...........................        39,937
    1,350 Metso Oyj........................        15,808
    6,125 Minebea Co., Ltd.................        31,208
   43,000 Mitsubishi Heavy Industries, Ltd.       114,651
      300 NEG Micon USA, Inc. +............         3,241
    6,077 NSK, Ltd.........................        21,197
    6,277 NTN Corp.........................        28,601
    2,000 Rautaruukki Oyj +................        14,757
      250 RHI AG +.........................         3,950
   23,304 Rolls Royce Group, PLC...........        71,537
    3,300 Sandvik AB.......................       105,161
    1,040 Shimano, Inc.....................        20,227
    1,800 Showa Shell Sekiyu...............        13,839
      200 SKF AB, Class A..................         7,341

--------------------------------------------------------------------------------

                                                              November 30, 2003

36

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------------------------------------------------------
          MACHINERY - Continued
    1,423 SKF AB, Class B................... $      52,135
       47 Sulzer AG.........................        11,775
    9,000 Sumitomo Heavy Industries, Ltd. +.        17,504
    2,066 Takuma Co.........................        10,810
    1,400 THK Co............................        28,188
    2,500 Tomra Systems ASA.................        14,189
    2,100 Toyota Industries Corp............        39,406
      600 Wartsila Oyj......................        11,158
                                             -------------
                                                 1,310,670
                                             -------------
          MEDICAL TECHNOLOGY - 0.23%
    2,400 Getinge AB........................        22,579
      250 Nobel Biocare Holding AG..........        23,287
    1,939 Qiagen NV +.......................        22,379
   14,158 Smith & Nephew PLC................       108,866
    4,102 SNIA SPA..........................         9,129
    3,251 Sonic Healthcare, Ltd.............        16,527
       61 Synthes-Stratec, Inc..............        55,508
    2,093 Zeltia SA.........................        13,560
                                             -------------
                                                   271,835
                                             -------------
          METALS - 1.90%
      686 Acerinox SA.......................        31,752
      130 Alum Co...........................         2,542
    5,501 Arcelor...........................        89,296
   55,154 BHP Billiton, Ltd.................       450,121
   36,321 BHP Billiton, PLC.................       272,719
   11,024 BlueScope Steel, Ltd..............        39,835
    5,000 Dowa Mining Co., Ltd..............        24,472
    7,043 Hennes & Mauritz AB, Class B......       164,713
      400 Hoganas AB, Class B...............         8,295
    3,237 Iluka Resources, Ltd..............         9,494
    6,700 JFE Holding, Inc..................       156,924
   13,000 Mitsubishi Materials Corp. +......        18,755
    7,977 Mitsui Mining & Smelting Co., Ltd.        29,500
    4,535 Newcrest Mining, Ltd..............        42,035
   80,389 Nippon Steel Corp.................       154,150
    7,533 OneSteel, Ltd.....................        10,255
    1,000 Outokumpu Oyj.....................        13,377
    4,719 Rio Tinto, Ltd....................       119,502
   15,667 Rio Tinto, PLC....................       374,765
      200 SAPA AB...........................         4,293
      800 SSAB Svenskt Stal AB, Series A....        13,197
      400 SSAB Svenskt Stal AB, Series B....         6,334

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
          METALS - Continued
   43,000 Sumitomo Metal Industries, Ltd.. $      36,908
    7,341 Sumitomo Metal Mining Co., Ltd..        46,386
      205 Umicore.........................        13,699
    1,460 Viohalco........................         7,637
      248 Voest Alpine AG.................         9,804
   15,757 WMC Resources, Ltd. +...........        55,797
   18,023 WMC, Ltd........................        77,003
                                           -------------
                                               2,283,560
                                           -------------
          MISCELLANEOUS - 0.55%
    1,557 AGFA-Gevaert NV.................        38,668
    6,973 Fuji Photo Film Co., Ltd........       197,382
      961 Groupe Bruxelles Lambert SA.....        47,952
    3,695 Haw Par Corp., Ltd..............         9,518
    5,836 Konica Corp.....................        69,063
    4,485 Nikon Corp. +...................        55,983
    3,206 Olympus Optical Co., Ltd........        68,649
   14,316 Swire Pacific, Ltd..............        84,822
    2,000 Tokyo Style Co..................        19,322
    6,403 Transurban Group................        19,474
   17,000 Wharf Holdings, Ltd.............        42,479
                                           -------------
                                                 653,312
                                           -------------
          MULTIMEDIA - 0.56%
    8,877 Carlton Communications, PLC.....        35,314
    1,939 Lagardere SCA...................       105,847
   21,814 News Corp., Ltd.................       186,242
   12,101 Pearson, PLC....................       135,042
      654 PT Multimedia SGPS +............        11,934
    1,828 Publishing & Broadcasting, Ltd..        15,448
   22,187 Reuters Group, PLC..............        93,804
    2,536 Thomson.........................        53,732
    2,522 Tiscali SpA +...................        20,485
      600 Tokyo Broadcasting..............         9,308
                                           -------------
                                                 667,156
                                           -------------
          OIL AND GAS - 7.39%
    7,410 Australian Gas Light Co., Ltd. @        57,523
   51,640 BG Group, PLC...................       243,451
  327,357 BP, PLC @.......................     2,287,446
    8,708 E. ON AG........................       494,163
   38,523 ENI SPA.........................       657,219
    5,600 Fortum Oyj......................        56,100
    3,316 Gas Natural SDG SA..............        68,388

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
          OIL AND GAS - Continued
    1,264 Hellenic Petroleum SA............... $      10,464
      420 IHC Caland NV.......................        19,652
    3,300 NGC Holdings, Ltd...................         3,715
    7,000 Nippon Mining Holdings, Inc.........        22,116
   19,000 Nippon Oil Corp.....................        93,859
    2,204 Norsk Hydro ASA.....................       126,225
      187 OMV AG..............................        26,521
   31,188 Osaka Gas Co., Ltd..................        81,733
   13,515 Repsol YPF SA.......................       236,247
   31,020 Royal Dutch Petroleum Co............     1,394,865
    8,098 Santos, Ltd.........................        37,882
   12,901 Scottish & Southern Energy, PLC.....       144,969
  143,279 Shell Transport & Trading Co., PLC @       908,032
    7,100 Statoil ASA.........................        70,807
    4,711 Teikoku Oil Co......................        20,906
   38,077 Tokyo Gas Co., Ltd..................       130,383
    4,000 TonenGeneral Sekiyu KK..............        32,580
    9,669 Total SA, Class B @.................     1,563,732
    6,488 Woodside Petroleum..................        64,554
                                               -------------
                                                   8,853,532
                                               -------------
          PAPER/FOREST PRODUCTS - 0.69%
   13,241 Amcor, Ltd. @.......................        79,201
      800 Billerud AB.........................        11,872
    6,493 Bunzl, PLC..........................        49,620
   12,114 Carter Holt Harvey, Ltd.............        13,716
    2,457 Fletcher Challenge Forest, Ltd. +...         2,059
      900 Holmen AB, Series B.................        31,244
       59 Mayr-Melnhof Karton AG..............         6,329
       13 Nippon Unipac Holdings..............        62,558
    1,500 Norske Skogsindustrier ASA..........        28,819
   12,528 OJI Paper Co., Ltd..................        73,099
    7,736 PaperlinX, Ltd......................        25,433
    6,362 Rexam, PLC..........................        47,112
    8,793 Southcorp, Ltd......................        17,574
    9,700 Stora Enso Oyj......................       130,690
    2,900 Svenska Cellulosa AB................       112,011
    7,344 UPM-Kymmene Oyj.....................       135,953
                                               -------------
                                                     827,290
                                               -------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             37

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
          PUBLISHING - 0.79%
    1,802 Arnoldo Mondadori Editore SpA... $      14,961
    9,000 Dai Nippon Printing Co., Ltd....       124,093
    4,242 Daily Mail & General Trust......        45,074
    2,300 Eniro AB........................        20,571
    2,395 Gruppo Editoriale L'Espresso SpA        14,367
    2,057 Independent Newspapers, Ltd.....         6,619
    7,604 Independent Newspapers, PLC.....        18,428
   11,756 John Fairfax Holdings, Ltd......        29,626
    9,614 Reed Elsevier NV................       116,728
   18,805 Reed Elsevier, PLC..............       155,124
      700 Schibsted ASA...................        11,909
   16,372 SCMP Group, Ltd.................         7,486
    6,000 Singapore Press Holdings, Ltd...        67,879
    8,477 Toppan Printing Co..............        77,714
    4,666 United Business Media, PLC......        40,278
    3,424 VNU NV..........................       106,765
    3,770 Wolters Kluwer NV...............        57,217
    6,465 Yell Group, PLC.................        34,459
                                           -------------
                                                 949,298
                                           -------------
          RAILROADS & EQUIPMENT - 0.55%
       13 Central Japan Railway Co........       103,867
       50 East Japan Railway Co...........       228,279
    5,582 Keihin Electric Express
           Railway Co., Ltd...............        32,264
    7,000 Keio Electric Railway Co., Ltd..        35,858
   20,072 Kinki Nippon Railway Co., Ltd. +        56,267
   18,000 MTR Corp........................        24,228
   10,000 RT Group, PLC +/(3)/............         9,300
    9,000 SMRT Corp., Ltd.................         3,028
   10,624 Tobu Railway Co.................        36,185
   14,426 Tokyu Corp......................        67,049
       18 West Japan Railway Co...........        68,210
                                           -------------
                                                 664,535
                                           -------------
          REAL ESTATE - 1.34%
    7,000 Allgreen Properties, Ltd........         4,224
    6,886 British Land Co., PLC...........        65,727
    6,489 Canary Wharf Group, PLC +.......        26,988
   15,000 CapitaLand, Ltd.................        13,576
      600 Castellum AB....................        12,720
    7,700 Centro Properties Group.........        21,969
   17,861 CFS Gandel Retail Trust.........        17,461
   22,562 Cheung Kong Holdings, Ltd.......       177,997

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------------------------------------------------------
          REAL ESTATE - Continued
    7,000 City Developments, Ltd............ $      24,367
   17,029 Commonwealth Property Office Fund.        14,181
    1,453 Daito Trust Construction Co., Ltd.        40,997
   15,960 Deutsche Office Trust.............        12,944
    1,200 Drott AB..........................        21,068
      300 Gecina SA.........................        41,391
    2,258 Great Portland Estates, PLC.......         9,410
    3,837 Hammerson, PLC....................        41,035
   17,000 Hang Lung Properties, Ltd.........        21,021
   11,000 Henderson Land Development........        44,205
    9,000 Hopewell Holdings.................        13,157
    9,000 Hysan Development Co., Ltd........        12,868
    2,250 IMMOFINANZ Immobilien Anlagen AG +        16,953
   19,514 Investa Property Group............        27,414
      400 Klepierre.........................        22,891
    7,119 Land Securities Group, PLC........       117,696
    6,689 Lend Lease Corp., Ltd.............        50,860
    3,400 Liberty International, PLC........        38,411
   13,700 Macquarie Goodman Industrial Trust        15,675
    9,364 Mirvac Group......................        29,633
   13,750 Mitsubishi Estate Co., Ltd........       122,791
   10,000 Mitsui Fudosan Co., Ltd...........        87,203
    2,111 Pioneer Corp......................        53,973
    2,000 Singapore Land, Ltd...............         4,549
   22,000 Sino Land Co......................        11,476
    5,786 Slough Estates, PLC...............        41,950
   15,898 Stockland Trust Group.............        58,714
    5,000 Sumitomo Realty & Development.....        38,990
   19,395 Sun Hung Kai Properties, Ltd......       156,134
      589 Unibail SA........................        52,292
    5,000 United OverSeas Land, Ltd.........         5,425
    1,368 Vallehermoso SA...................        19,301
                                             -------------
                                                 1,609,637
                                             -------------
          REAL ESTATE INVESTMENT
          TRUSTS - 0.08%
   32,109 General Property Trust............        67,663
        2 Japan Real Estate Investment Corp.        12,199
        2 Nippon Building Fund, Inc.........        12,583
                                             -------------
                                                    92,445
                                             -------------

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          REGISTERED INVESTMENT
          COMPANIES - 0.07%
      700 Corio NV......................... $     24,926
      600 Rodamco Europe NV................       32,760
      300 Wereldhave NV....................       21,236
                                            ------------
                                                  78,922
                                            ------------
          RETAIL - 3.24%
    6,000 7-Eleven, Inc. (JPY).............      173,675
      976 Altana AG........................       59,227
      700 Aoyama Trading Co., Ltd..........       13,391
    8,434 Carrefour SA.....................      454,835
    3,947 Citizen Watch Co., Ltd...........       32,040
   16,676 Coles Myer, Ltd..................       89,845
    7,697 Compagnie Financiere Richemont AG      190,748
    3,477 Daimaru, Inc.....................       18,383
      460 Douglas Holding AG...............       12,815
      330 Duty Free Shops..................        5,836
    2,300 Enterprise Inns, PLC.............       37,055
      856 FamilyMart Co., Ltd..............       18,525
      900 Fast Retailing Co., Ltd..........       53,089
      220 Folli-Follie SA..................        5,437
    3,000 Grafton Group, PLC +.............       19,256
   14,814 Great Universal Stores, PLC......      193,189
    3,120 Hankyu Department Stores, Inc....       20,569
    7,341 Harvey Norman Holdings, Ltd......       15,204
    1,600 Hoya Corp........................      140,255
    2,294 Isetan Co., Ltd..................       23,838
    5,367 Ito-Yokado Co., Ltd..............      178,385
   22,258 J. Sainsbury, PLC................      115,091
      400 Jeronimo Martins +...............        4,223
    3,515 Jusco Co., Ltd...................      113,620
      573 KarstadtQuelle AG................       15,131
   33,847 Kingfisher, PLC..................      160,733
    1,062 Kokuyo Co., Ltd..................       11,452
    9,062 Koninklijke Ahold NV. +..........       65,450
    1,270 Koninklijke Vendex KBB NV........       16,486
      800 Lawson, Inc......................       28,928
    4,596 Marui Co., Ltd...................       56,445
      200 Matsumotokiyoshi Co., Ltd........        8,675
    2,269 Metro AG.........................       97,320
   10,169 Mitchells & Butlers, PLC +.......       40,804
    6,000 Mitsukoshi, Ltd. +...............       22,079
    8,000 Mycal Corp. +/(3)/...............            1
    4,411 Next, PLC........................       84,700

--------------------------------------------------------------------------------

                                                              November 30, 2003

38

 NUMBER                                   MARKET
OF SHARES                                 VALUE
---------------------------------------------------
          RETAIL - Continued
      350 Ostasiatiske Kompagni....... $     13,374
    1,033 Pinault-Printemps-Redoute SA      101,378
   16,697 Safeway, PLC................       80,657
      400 Saizeriya Co., Ltd..........        3,780
    1,541 Sega Enterprises, Ltd. +....       14,226
      300 Shimamura Co................       18,655
   23,832 Signet Group, PLC...........       41,350
    1,100 Skylark Co..................       16,372
      469 Societe BIC SA..............       20,870
      500 Suzuken Co., Ltd............       13,491
      762 Swatch Group AG.............       17,615
      465 Swatch Group AG, Class B....       53,387
    4,000 Takashimaya Co..............       27,540
  106,688 Tesco, PLC..................      457,035
    2,295 UNY Co., Ltd................       22,360
    1,907 Warehouse Group, Ltd........        6,465
    6,863 Westfield Holdings..........       71,715
   29,989 Westfield Trust.............       74,488
    4,114 Whitbread, PLC..............       51,118
   15,365 Woolworths, Ltd.............      126,175
    1,000 Yamada Denki Co.............       29,676
    3,513 Yamazaki Baking Co..........       26,945
                                       ------------
                                          3,885,407
                                       ------------
          SEMICONDUCTORS - 0.87%
   14,208 ARM Holdings, PLC +.........       29,362
    2,500 ASM Pacific Technology......        9,789
    6,938 ASML Holding NV +...........      131,184
   13,000 Chartered Semiconductor
           Manufacturing, Ltd. +......       12,143
   23,448 Fujitsu, Ltd. +.............      129,107
    8,000 Furukawa Electric, Co., Ltd.       26,663
    6,684 Infineon Technologies AG +..       95,027
    1,508 Rohm Co., Ltd...............      176,391
    8,629 STMicroelectronics NV.......      238,939
    3,000 Sumitomo Bakelite...........       18,929
    2,200 Tokyo Electron, Ltd.........      155,687
      138 Unaxis Holding AG...........       19,023
                                       ------------
                                          1,042,244
                                       ------------
          TELECOMMUNICATIONS - 5.88%
   18,030 Alcatel SA +................      235,567
    2,000 Anritsu Corp. +.............       13,660
  128,184 BT Group, PLC...............      383,556

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          TELECOMMUNICATIONS - Continued
   37,410 Cable & Wireless, PLC............. $     85,364
    4,000 Datacraft Asia, Ltd. +............        4,640
    2,000 Elisa Oyj, Class A +..............       27,474
   16,127 France Telecom SA +...............      415,990
    3,495 Hellenic Telecommunications
           Organization SA..................       41,931
    1,082 Intracom SA.......................        6,932
   25,774 Koninklijke (Royal) KPN NV +......      202,232
      319 Mobistar SA +.....................       16,687
   70,722 Nokia Oyj.........................    1,275,276
      259 NTT DoCoMo, Inc...................      558,134
   47,657 PCCW, Ltd. +......................       31,920
   14,257 Portugal Telecom, SGPS SA.........      134,273
   96,000 Singapore Telecommunications, Ltd.       99,695
    5,000 Smartone Telecom..................        4,862
    1,700 Tandberg ASA +....................       12,341
    1,770 TDC A/S...........................       59,358
    1,475 Tele2 AB, Class B +...............       75,343
   29,575 Telecom Corp. of New Zealand, Ltd.       98,380
  217,000 Telefonaktiebolaget LM Ericsson,
           Class B +........................      350,788
   10,200 Telenor ASA.......................       61,483
   25,068 Telia.............................      111,605
   33,354 Telstra Corp., Ltd................      119,076
   55,970 TIM SpA...........................      288,074
    2,195 Tower, Ltd. +.....................        1,769
1,009,487 Vodafone Group, PLC...............    2,320,880
    2,273 Vodafone-Panafon SA...............       16,744
                                             ------------
                                                7,054,034
                                             ------------
          TEXTILE - PRODUCTS - 0.19%
    5,461 Kuraray Co., Ltd..................       40,690
   17,000 Marubeni Corp.....................       27,941
    6,042 Mitsubishi Rayon Co., Ltd.........       21,406
    3,532 Nisshinbo Industries, Inc.........       17,448
   10,277 Teijin, Ltd.......................       27,965
    8,000 Texwinca Holdings, Ltd............        5,874
   17,992 Toray Industries, Inc.............       69,987
    7,876 Toyobo Co.........................       15,390
                                             ------------
                                                  226,701
                                             ------------
          TOBACCO - 0.61%
    4,442 Altadis SA........................      118,683
   23,666 British American Tobacco, PLC.....      297,318

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          TOBACCO - Continued
   10,736 Imperial Tobacco Group, PLC............. $    196,908
       10 Japan Tobacco, Inc......................       67,114
      260 Papastratos.............................        5,621
    4,799 Swedish Match AB........................       43,240
                                                   ------------
                                                        728,884
                                                   ------------
          UTILITIES - COMMUNICATION - 2.11%
   31,095 Deutsche Telekom AG +...................      516,691
       77 Nippon Telegraph and
           Telephone Corp.........................      369,128
      402 Swisscom AG.............................      120,950
  134,194 Telecom Italia SpA +....................      388,813
   94,239 Telecom Italia SpA RNC +................      180,336
   69,731 Telefonica SA...........................      903,526
    2,781 Telekom Austria AG +....................       32,297
    2,305 TPI.....................................       12,251
                                                   ------------
                                                      2,523,992
                                                   ------------
          UTILITIES - ELECTRIC - 2.26%
      534 ACS Actividades Co......................       23,070
    3,537 Aggreko, PLC............................        8,497
    3,916 Alstom +................................        8,081
    9,200 Chubu Electric Power Co., Inc...........      184,395
   27,000 CLP Holdings, Ltd.......................      131,457
    4,012 Contact Energy, Ltd.....................       13,962
      454 Electrabel..............................      133,448
   13,300 Endesa SA...............................      218,606
   31,606 Enel SpA................................      202,110
   21,500 Hong Kong Electric Holdings, Ltd........       86,402
   11,291 Iberdrola SA............................      194,932
   15,540 International Power, PLC +..............       30,375
    9,900 Kansai Electric Power Co., Inc..........      165,791
    5,600 Kyushu Electric Power Co., Inc..........       92,145
   45,268 National Grid Transco, PLC..............      306,376
       65 Oesterreichisch Elektrizitatswirtschafts
           AG, Class A............................        6,640
    9,073 Origin Energy, Ltd......................       30,683
    1,600 Public Power Corp.......................       36,357
    5,449 RWE AG, Class A.........................      175,857
   27,449 Scottish Power, PLC.....................      169,940
    5,916 Tohoku Electric Power Co., Inc..........       94,103
   17,000 Tokyo Electric Power Co., Inc...........      352,372
    2,753 Union Electric Fenosa SA................       45,151
                                                   ------------
                                                      2,710,750
                                                   ------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             39

 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
          UTILITIES - GAS,
          DISTRIBUTION - 0.27%
   62,572 Centrica, PLC................... $    203,932
   51,400 Hong Kong & China Gas Co., Ltd..       76,798
   12,234 Snam Rete Gas SpA...............       48,143
                                           ------------
                                                328,873
                                           ------------
          WATER SERVICES - 0.69%
      786 Aguas de Barcelona..............       11,174
    5,464 Kelda Group, PLC................       42,415
    1,410 Kurita Water Industries, Ltd....       15,682
    4,782 Severn Trent, PLC...............       59,500
    7,500 Suez Lyonnaise des Eaux SA +....           90
   11,847 Suez SA.........................      205,384
    7,732 United Utilities, PLC...........       65,846
    4,695 United Utilities, PLC, Class A +       24,196
    3,792 Vivendi Environnement...........       89,306
   13,395 Vivendi Universal SA +..........      307,753
                                           ------------
                                                821,346
                                           ------------
          TOTAL COMMON STOCK
          (Cost $103,416,443).............  100,370,873
                                           ------------
          PREFERRED STOCK - 0.40%
          AUTOMOTIVE - 0.10%
      109 Porsche AG 0.64%:...............       56,369
    1,780 Volkswagen AG 4.72%:............       58,600
                                           ------------
                                                114,969
                                           ------------
          CHEMICAL - 0.05%
      825 Henkel KGaA:....................       61,298
                                           ------------
          HOSPITAL SUPPLIES - 0.02%
      363 Fresenius Medical Care AG 2.88%:       16,724
                                           ------------
          HOUSEHOLD PRODUCTS - 0.02%
      292 Wella AG 0.95%:.................       24,169
                                           ------------
          LEISURE AND TOURISM - 0.01%
    1,014 ProSiebenSat.1 Media AG 2.54%:..       16,606
                                           ------------
          MACHINERY - 0.02%
       77 Schindler Holding AG 1.95% +:...       17,591
                                           ------------
          MULTIMEDIA - 0.17%
   29,062 News Corp., Ltd. 0.74%:.........      204,981
                                           ------------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
          PAPER/FOREST PRODUCTS - 0.00%
    4,131 Fletcher Challenge Forest, Ltd. +:...... $       3,435
                                                   -------------
          UTILITIES - ELECTRIC - 0.01%
      542 RWE AG 4.58%:...........................        16,029
                                                   -------------
          TOTAL PREFERRED STOCK
          (Cost $439,929).........................       475,802
                                                   -------------
          WARRANTS - 0.00%
          REAL ESTATE - 0.00%
      900 Hopewell Highway Infrastructure, Ltd. +:           174
                                                   -------------
          UTILITIES - ELECTRIC - 0.00%
    3,916 Alstom +:...............................         1,409
                                                   -------------
          TOTAL WARRANTS
          (Cost $0)...............................         1,583
                                                   -------------
          RIGHTS - 0.03%
          COMMERCIAL SERVICES - 0.02%
   15,864 ABB, Ltd. +:............................        19,780
                                                   -------------
          FINANCIAL SERVICES - 0.00%
   19,635 AMP, Ltd. +/(3)/:.......................         1,166
                                                   -------------
          FOODS - 0.01%
    9,062 Ahold Finance USA, Inc. +:..............         8,480
                                                   -------------
          UTILITIES - ELECTRIC - 0.00%
    3,916 Alstom +:...............................         2,114
                                                   -------------
          WATER SERVICES - 0.00%
      786 Aguas de Barcelona +:...................            95
                                                   -------------
          TOTAL RIGHTS
          (Cost $37,806)..........................        31,635
                                                   -------------

                                                      MARKET
 PAR VALUE                                            VALUE
----------------------------------------------------------------
            CORPORATE BONDS - 0.03%
            CONGLOMERATES - 0.01%
$     8,000 TUI AG:
              2.13% due 6/17/04................... $       9,528
                                                   -------------
            OIL AND GAS - 0.02%
            Transco Holdings PLC:
      5,000   7.00% due 12/16/24..................         9,673
      5,000   4.46% due 12/14/09..................         8,618
      5,000   4.19% due 12/14/22..................        10,043
                                                   -------------
                                                          28,334
                                                   -------------
            TOTAL CORPORATE BONDS
            (Cost $28,670)........................        37,862
                                                   -------------
            SHORT-TERM INVESTMENTS - 0.39%
            COLLECTIVE INVESTMENT POOL - 0.00%
        100 Securities Lending Quality Trust/(2)/.           100
                                                   -------------
            U.S. TREASURY BILLS - 0.39%
            United States Treasury Bills:
     60,000   0.90% due 12/11/03 @................        59,985
    400,000   0.89% due 1/15/04 @.................       399,555
     10,000   0.86% due 12/4/03 @.................         9,999
                                                   -------------
                                                         469,539
                                                   -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $469,639).......................       469,639
                                                   -------------
            REPURCHASE AGREEMENT - 14.47%
 17,349,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 0.93%,
             dated 11/28/03, to be repurchased
             12/1/03 in the amount of
             $17,350,345 and collateralized by
             Federal National Mtg. Assoc. Notes,
             bearing interest at 1.50%, due
             10/1/04 and having an approximate
             value of $17,874,377 (Cost
             $17,349,000) @.......................    17,349,000
                                                   -------------
            TOTAL INVESTMENTS
            (Cost $121,741,487) - 99.04%.......... $ 118,736,394
            Other assets and liabilities,
             net - 0.96%..........................     1,151,648
                                                   -------------
            NET ASSETS - 100%..................... $ 119,888,042
                                                   -------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

40

  + Non-income producing
  @ The security or a portion thereof represents collateral for open futures contracts.
  ADR - American Depository Receipt
 /(1) /The security or a portion thereof is out on loan (see Note 2). /(2)/ The security is purchased with the cash collateral received from securities loaned.
 /(3)/ Fair valued security (see Note 2).

OPEN FUTURES CONTRACTS

----------------------------------------------------------------------------------
                                                        Value as of   Unrealized
Number of                       Expiration    Value at  November 30, Appreciation/
Contracts     Description          Date      Trade Date     2003     Depreciation
----------------------------------------------------------------------------------
2 Long    CAC40 10 Euro Index  December 2003 $   76,326  $   82,368    $  6,042
2 Long    Hang Seng Index      December 2003    151,543     158,856       7,313
200 Long  MSCI Singapore Index December 2003     94,199      97,912       3,713
5 Long    ENI SPA Share Index  December 2003    365,391     369,737       4,346
200 Long  Amsterdam Index      December 2003     79,597      79,801         204
271 Long  MSCI Pan Euro Index  December 2003  4,983,073   5,044,884      61,811
8 Long    SPI 200 Index        December 2003    466,185     461,973      (4,212)
1 Long    MIB30 Index          December 2003    155,846     161,989       6,143
2 Long    FTSE 100 Index       December 2003    148,367     149,681       1,314
1 Long    DAX Index            December 2003    107,521     112,376       4,855
18 Long   TOPIX Index          December 2003  1,678,117   1,648,454     (29,663)
3 Long    NIKKEI 225 Index     December 2003    159,664     152,475      (7,189)
                                                                       --------
                                                                       $ 54,677
                                                                       --------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

   INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             41

      PAR                                           MARKET
     VALUE                                          VALUE
-------------------------------------------------------------
                 CORPORATE BONDS - 1.96%
                 COLOMBIA - 0.34%
      US$500,000 Bavaria SA,
                   8.88% due 11/1/10*........... $    501,250
                                                 ------------
                 UNITED STATES - 0.94%
(Yen)150,000,000 Citigroup Global Markets, Inc.,
                   0.80% due 10/30/08...........    1,370,110
                                                 ------------
                 ITALY - 0.68%
    US$1,000,000 Telecom Italia Capital,
                   5.25% due 11/15/13*..........      994,462
                                                 ------------
                 TOTAL CORPORATE BONDS
                 (Cost $2,865,546)..............    2,865,822
                                                 ------------
                 GOVERNMENT BONDS - 92.60%
                 AUSTRIA - 0.49%
   (Euro)610,000 Republic of Austria,
                   4.65% due 1/15/18............      723,774
                                                 ------------
                 BELGIUM - 1.58%
                 Kingdom of Belgium:
   (Euro)250,000   5.50% due 3/28/28............      317,503
 (Euro)1,700,000   4.25% due 9/28/13............    1,999,250
                                                 ------------
                                                    2,316,753
                                                 ------------
                 BRAZIL - 7.86%
                 Brazil Federative Republic:
    US$1,550,000   14.50% due 10/15/09..........    1,957,650
      US$700,000   12.25% due 3/6/30............      801,500
      US$300,000   12.00% due 4/15/10...........      345,750
    US$2,100,000   11.00% due 1/11/12...........    2,341,500
    US$1,000,000   11.00% due 8/17/40...........    1,023,000
    US$1,450,000   10.25% due 6/17/13...........    1,560,925
   US$ 3,078,525   8.00% due 4/15/14............    2,963,080
      US$600,000   2.19% due 4/15/12 /(2)/......      528,000
                                                 ------------
                                                   11,521,405
                                                 ------------
                 BULGARIA - 0.65%
                 National Republic of Bulgaria:
      US$100,000   8.25% due 1/15/15............      116,500
      US$855,000   1.94% due 7/28/11 /(2)/......      837,900
                                                 ------------
                                                      954,400
                                                 ------------

      PAR                                       MARKET
     VALUE                                      VALUE
----------------------------------------------------------
                CANADA - 1.48%
    C$2,600,000 Government of Canada,
                  6.00% due 6/1/11.......... $   2,172,235
                                             -------------
                CHILE - 0.35%
     US$450,000 Republic of Chile,
                  6.88% due 4/28/09.........       506,430
                                             -------------
                COLOMBIA - 1.27%
                Republic of Colombia:
     US$750,000   11.75% due 2/25/20........       864,375
     US$900,000   10.75% due 1/15/13........       990,000
                                             -------------
                                                 1,854,375
                                             -------------
                DENMARK - 1.44%
                Kingdom of Denmark:
    DK1,250,000   7.00% due 11/10/24........       251,852
   DK10,500,000   6.00% due 11/15/09........     1,860,219
                                             -------------
                                                 2,112,071
                                             -------------
                ECUADOR - 0.84%
                Republic of Ecuador:
   US 1,000,000   7.00% due 8/15/30 */(1)/..       700,000
      US750,000   7.00% due 8/15/30 /(1)/...       525,000
                                             -------------
                                                 1,225,000
                                             -------------
                FINLAND - 0.38%
                Republic of Finland:
  (Euro)254,563   7.25% due 4/18/06.........       333,204
  (Euro)168,187   6.00% due 4/25/08.........       218,963
                                             -------------
                                                   552,167
                                             -------------
                FRANCE - 5.08%
                Government of France:
(Euro)1,000,000   5.50% due 4/25/10.........     1,295,660
  (Euro)855,347   5.50% due 4/25/29.........     1,093,562
(Euro)4,055,000   5.00% due 1/12/06.........     5,062,106
                                             -------------
                                                 7,451,328
                                             -------------
                GERMANY - 2.79%
(Euro)3,180,000 Federal Republic of Germany,
                  6.25% due 4/26/06.........     4,088,587
                                             -------------

      PAR                                      MARKET
     VALUE                                     VALUE
--------------------------------------------------------
                 GREECE - 4.45%
                 Republic of Greece:
 (Euro)3,220,000   8.60% due 3/26/08....... $  4,606,122
   (Euro)216,837   6.50% due 10/22/19......      302,638
 (Euro)1,216,837   6.00% due 5/19/10.......    1,610,619
                                            ------------
                                               6,519,379
                                            ------------
                 ITALY - 6.87%
                 Republic of Italy:
   (Euro)532,912   9.00% due 11/1/23.......      962,790
 (Euro)2,000,000   7.75% due 11/1/06.......    2,690,773
 (Euro)1,974,684   6.75% due 2/1/07........    2,602,983
 (Euro)3,110,000   4.75% due 2/1/13........    3,811,727
                                            ------------
                                              10,068,273
                                            ------------
                 JAPAN - 15.28%
                 Government of Japan:
(Yen)300,000,000   5.00% due 9/21/09.......    3,406,243
(Yen)670,000,000   3.30% due 6/20/06.......    6,601,747
(Yen)269,000,000   2.70% due 3/20/07.......    2,643,787
(Yen)206,000,000   1.80% due 6/21/10.......    1,995,197
(Yen)565,000,000   1.10% due 6/20/05.......    5,242,967
(Yen)127,000,000   1.10% due 3/21/11.......    1,168,352
(Yen)185,000,000   1.10% due 3/20/33.......    1,328,118
                                            ------------
                                              22,386,411
                                            ------------
                 MEXICO - 6.76%
                 United Mexican States:
    US$2,000,000   9.88% due 2/1/10........    2,506,000
    US$2,450,000   8.13% due 12/30/19......    2,701,125
    US$3,250,000   7.50% due 1/14/12.......    3,607,500
   US$ 1,065,000   6.63% due 3/3/15........    1,091,625
                                            ------------
                                               9,906,250
                                            ------------
                 NEW ZEALAND - 0.22%
      NZ$500,000 Government of New Zealand,
                  6.50% due 2/15/05........      323,057
                                            ------------
                 PANAMA - 0.48%
                 Republic of Panama:
      US$350,000   9.63% due 2/8/11........      398,125
      US$300,000   8.88% due 9/30/27.......      312,000
                                            ------------
                                                 710,125
                                            ------------

--------------------------------------------------------------------------------

  INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                  CONTINUED


                                                              November 30, 2003

42

      PAR                                     MARKET
     VALUE                                    VALUE
-------------------------------------------------------
                PERU - 0.88%
                Republic of Peru:
     US$120,000   9.88% due 2/6/15........ $    138,900
     US$690,000   9.13% due 2/21/12.......      765,900
     US$423,000   5.00% due 3/7/17........      389,160
                                           ------------
                                              1,293,960
                                           ------------
                PHILIPPINES - 1.33%
                Republic of Philippines:
     US$250,000   10.63% due 3/16/25......      256,875
     US$200,000   9.88% due 1/15/19.......      198,000
  US$ 1,500,000   9.00% due 2/15/13.......    1,500,000
                                           ------------
                                              1,954,875
                                           ------------
                RUSSIA - 7.17%
                Russian Federation:
   US$2,450,000   8.25% due 3/31/10.......    2,722,195
   US$1,650,000   3.00% due 5/14/08.......    1,461,311
   US$6,750,000   5.00% due 3/31/30 /(1)/.    6,324,075
                                           ------------
                                             10,507,581
                                           ------------
                SOUTH AFRICA - 0.51%
     US$655,000 Republic of South Africa,
                 7.38% due 4/25/12........      740,150
                                           ------------
                SPAIN - 1.96%
(Euro)2,106,012 Kingdom of Spain,
                 6.00% due 1/31/29........    2,878,145
                                           ------------
                SWEDEN - 3.48%
   SK35,500,000 Kingdom of Sweden,
                 6.50% due 5/5/08.........    5,106,036
                                           ------------
                TURKEY - 2.01%
                Republic of Turkey:
  US$ 1,325,000   11.75% due 6/15/10......    1,629,750
  US$ 1,100,000   11.00% due 1/14/13......    1,309,000
                                           ------------
                                              2,938,750
                                           ------------

       PAR                                         MARKET
      VALUE                                        VALUE
------------------------------------------------------------
                  UNITED KINGDOM - 2.87%
                  Government of United Kingdom:
  (Pounds)100,000   8.00% due 6/7/21........... $    232,046
  (Pounds)985,250   5.75% due 12/7/09..........    1,764,786
(Pounds)1,050,000   5.00% due 3/7/08...........    1,816,393
  (Pounds)250,000   4.25% due 6/7/32...........      389,206
                                                ------------
                                                   4,202,431
                                                ------------
                  UNITED STATES - 12.61%
    US$ 2,000,000 Federal Farm Credit Bks.,
                   5.55% due 3/26/08...........    2,165,116
                  Federal Home Loan Bank:
     US$1,000,000   6.80% due 11/21/16.........    1,178,739
     US$4,400,000   2.88% due 9/15/06..........    4,414,454
         US$4,642 Federal National Mtg. Assoc.,
                   6.50% due 3/1/17............        4,898
                  United States Treasury Bonds:
     US$2,270,000   8.00% due 11/15/21.........    3,042,066
     US$1,000,000   6.38% due 8/15/27..........    1,153,164
                  United States Treasury Notes:
     US$3,775,000   5.88% due 11/15/05.........    4,055,471
     US$1,790,000   5.00% due 2/15/11..........    1,909,706
       US$535,000   4.88% due 2/15/12..........      563,297
                                                ------------
                                                  18,486,911
                                                ------------
                  VENEZUELA - 1.51%
                  Republic of Venezuela:
       US$625,000   9.25% due 9/15/27..........      518,750
     US$1,821,426   1.88% due 12/18/07 /(2)/...    1,698,480
                                                ------------
                                                   2,217,230
                                                ------------
                  TOTAL GOVERNMENT BONDS
                  (Cost $124,040,280)..........  135,718,089
                                                ------------
                  SUPRANATIONAL - 2.51%
  (Euro)2,000,000 European Investment Bank,
                    4.00% due 1/15/07              2,436,212
  (Euro)1,000,000 Federal Home Loan Mtg. Corp.,
                   5.13% due 1/15/12...........    1,244,389
                                                ------------
                  TOTAL SUPRANATIONAL
                  (Cost $2,666,759)............    3,680,601
                                                ------------

  NUMBER                                               MARKET
 OF RIGHTS                                             VALUE
----------------------------------------------------------------
            RIGHTS - 0.0%+
    500,000 United Mexican States /(3)/............ $      1,250
    500,000 United Mexican States /(3)/............          750
    500,000 United Mexican States /(3)/............          300
                                                    ------------
            TOTAL RIGHTS
            (Cost $0)..............................        2,300
                                                    ------------
    PAR
   VALUE
------------
            REPURCHASE AGREEMENTS - 0.99%
$   182,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 0.93%,
             dated 11/28/03, to be repurchased
             12/1/03 in the amount of $182,014
             and collateralized by Federal National
             Mtg. Assoc. Notes, bearing interest at
             3.00%, due 6/15/04 and having an
             approximate value of $189,246.........      182,000
  1,265,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 0.93%,
             dated 11/28/03, to be repurchased
             12/1/03 in the amount of $1,265,098
             and collateralized by Federal National
             Mtg. Assoc. Notes, bearing interest at
             1.50%, due 10/1/04 and having an
             approximate value of $1,304,333.......    1,265,000
                                                    ------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost $1,447,000)......................    1,447,000
                                                    ------------
            TOTAL INVESTMENTS
            (Cost $131,019,585) - 98.06%...........  143,713,812
            Other assets and liabilities,
             net - 1.94%...........................    2,842,159
                                                    ------------
            NET ASSETS - 100%...................... $146,555,971
                                                    ------------

--------------------------------------------------------------------------------

  INTERNATIONAL GOVERNMENT BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) -
                                  CONTINUED


November 30, 2003

                                                                             43

  +Non-income producing
  *Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2003, the aggregate value of these securities was $2,195,712 representing 1.50% of net assets.
  /(1)/Security is a "step up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
  /(2)/Security is a "floating rate" bond where the coupon rate fluctuates. The rate reflected is as of November 30, 2003. /(3)/Fair valued security (see Note 2).

OPEN FORWARD CURRENCY CONTRACTS

                                        Gross
 Contract to   In Exchange  Delivery  Unrealized
   Deliver         For        Date   Appreciation
-------------------------------------------------
SK 29,750,000 US$ 3,935,706  2/6/04     $5,911
                                        ------

Currency Legend

C$ Canadian Dollar
DK Danish Krone
(Euro)Euro Dollar
(Yen)Japanese Yen
NZ$New Zealand Dollar
SK Swedish Krona
(Pounds)United Kingdom Pound
US$United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

       INTERNATIONAL GROWTH I FUND - SCHEDULE OF INVESTMENTS (Unaudited)


                                                              November 30, 2003

44

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          COMMON STOCK - 99.04%
          ADVERTISING - 1.76%
      263 Dentsu, Inc...................... $  1,116,696
   72,530 Publicis Groupe SA/(1)/..........    2,292,921
  352,867 WPP Group, PLC...................    3,384,830
                                            ------------
                                               6,794,447
                                            ------------
          AIRLINES - 0.74%
   61,100 Ryanair Holdings, PLC ADR +/(1)/.    2,861,924
                                            ------------
          APPAREL & PRODUCTS - 0.54%
   13,150 Puma AG Rudolf Dassier Sport.....    2,074,638
                                            ------------
          AUTOMOTIVE - 4.91%
  121,100 Denso Corp.......................    2,261,329
  789,000 Nissan Motor Co., Ltd./(1)/......    9,020,025
   20,000 NOK Corp.........................      734,146
   51,000 Renault SA.......................    3,392,833
  122,460 Volvo AB, Class B................    3,545,450
                                            ------------
                                              18,953,783
                                            ------------
          BANKS - 14.14%
  224,345 Alliance & Leicester, PLC........    3,407,655
   45,590 Alpha Bank AE....................    1,202,231
  176,557 Anglo Irish Bank Corp., PLC......    2,393,614
  177,000 Banco Popolare Di Verona e Novara    2,922,015
  371,000 Bank of Yokohama, Ltd............    1,571,876
  112,940 Commerzbank AG/(1)/..............    2,186,966
  276,853 Credit Agricole SA...............    6,045,210
   32,690 Depfa Bank, PLC/(1)/.............    3,753,337
   33,886 Erste Bank Der Oesterreichischen
           Sparkassen AG...................    3,874,396
   63,299 ForeningsSparbanken AB...........    1,094,544
  132,780 HBOS, PLC........................    1,669,268
  383,420 HSBC Holdings, PLC...............    5,817,298
    5,590 Julius Baer Holding, Ltd.........    1,779,276
   87,430 OTP Bank Rt. +...................    1,072,142
  114,300 Societe Generale, Class A/(1)/...    9,160,379
      560 Sumitomo Mitsui Financial
           Group, Inc./(1)/................    2,735,698
   60,679 UBS AG...........................    3,912,121
                                            ------------
                                              54,598,026
                                            ------------

 NUMBER                                      MARKET
OF SHARES                                    VALUE
------------------------------------------------------
          BROADCASTING - 0.99%
  329,760 British Sky Broadcasting Group,
           PLC +......................... $  3,827,617
                                          ------------
          BUILDING MATERIALS - 0.85%
  175,219 CRH, PLC.......................    3,279,416
                                          ------------
          CHEMICAL - 1.14%
   25,240 BASF AG........................    1,249,423
   83,735 Clariant AG +..................    1,183,476
5,946,000 Sinopec Shanghai
           Petrochemical Co., Ltd........    1,952,961
                                          ------------
                                             4,385,860
                                          ------------
          COMMERCIAL SERVICES - 1.57%
  315,172 ABB, Ltd. +....................    1,547,486
1,247,360 Hays, PLC......................    2,728,137
   36,660 Linde AG/(1)/..................    1,774,707
                                          ------------
                                             6,050,330
                                          ------------
          CONGLOMERATES - 5.15%
   68,245 LVMH Moet Hennessy Louis
           Vuitton SA/(1)/...............    4,703,830
  648,000 Mitsubishi Corp................    5,946,583
  126,190 Siemens AG.....................    9,213,988
                                          ------------
                                            19,864,401
                                          ------------
          DRUGS - 6.59%
   79,330 AstraZeneca, PLC...............    3,605,350
   87,000 Chugai Pharmaceutical Co., Ltd.    1,175,729
   10,240 Gedeon Richter, Ltd............    1,092,506
  281,730 GlaxoSmithKline, PLC...........    6,360,722
   69,871 Roche Holdings AG-Genusschein..    6,303,947
   28,271 Sanofi-Synthelabo SA...........    1,916,375
   82,512 Teva Pharmaceutical
           Industries, Ltd. ADR..........    4,970,185
                                          ------------
                                            25,424,814
                                          ------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 9.71%
   55,000 Canon, Inc.....................    2,541,204
  109,068 Comverse Technology, Inc. +....    2,097,378
   83,200 Fanuc, Ltd./(1)/...............    4,892,553
   46,000 JSR Corp.......................      997,580
   17,800 Keyence Corp...................    3,999,982

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - Continued
  143,024 Koninklijke Philips Electronics NV.. $  4,064,742
   49,890 LG Electronics, Inc.................    2,469,494
   31,500 Murata Manufacturing Co., Ltd.......    1,780,441
  334,000 NEC Corp./(1)/......................    2,421,550
   69,500 Nitto Denko Corp....................    3,509,428
   12,680 Samsung Electronics Co., Ltd........    4,905,120
  253,000 Sharp Corp./(1)/....................    3,786,395
                                               ------------
                                                 37,465,867
                                               ------------
          FINANCE COMPANIES - 0.58%
   63,173 Kookmin Bank........................    2,233,562
                                               ------------
          FINANCIAL SERVICES - 9.08%
  210,400 3I Group, PLC.......................    2,206,651
  777,176 Abbey National, PLC.................    7,143,777
  256,230 Credit Suisse First Boston USA, Inc.    8,512,888
   82,270 Deutsche Boerse AG/(1)/.............    4,146,531
  333,980 ING Groep NV........................    7,160,375
  128,505 Man Group, PLC......................    3,158,018
   37,100 ORIX Corp...........................    2,720,294
                                               ------------
                                                 35,048,534
                                               ------------
          FOODS - 1.12%
   27,630 Groupe Danone/(1)/..................    4,309,382
                                               ------------
          FREIGHT - 1.15%
      233 AP Moller - Maersk A/S ADR..........    1,671,692
  210,540 Exel, PLC...........................    2,761,055
                                               ------------
                                                  4,432,747
                                               ------------
          HOUSEHOLD PRODUCTS - 1.54%
  271,749 Reckitt Benckiser, PLC..............    5,938,820
                                               ------------
          HUMAN RESOURCES - 1.34%
   83,335 Adecco SA...........................    5,175,967
                                               ------------
          INFORMATION PROCESSING -
          SERVICES - 2.14%
  294,909 T-Online International AG +.........    3,686,774
  299,896 Wanadoo +/(1)/......................    2,306,319
      173 Yahoo Japan Corp. +/(1)/............    2,274,757
                                               ------------
                                                  8,267,850
                                               ------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             45

 NUMBER                                     MARKET
OF SHARES                                   VALUE
-----------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - 1.78%
   34,010 SAP AG........................ $  5,231,008
   65,000 Trend Micro, Inc. +/(1)/......    1,644,067
                                         ------------
                                            6,875,075
                                         ------------
          INSURANCE - 3.62%
  308,081 AXA...........................    5,925,011
   15,183 Munchener Ruckversicherungs AG    1,727,405
  344,430 Skandia Forsakrings AB........    1,163,769
   28,411 Swiss Life Holding +/(1)/.....    5,170,637
                                         ------------
                                           13,986,822
                                         ------------
          LEISURE AND TOURISM - 1.18%
  108,861 Accor SA/(1)/.................    4,571,209
                                         ------------
          MACHINERY - 0.69%
   74,960 Atlas Copco AB, Series A......    2,681,754
                                         ------------
          MEDICAL TECHNOLOGY - 0.37%
  186,360 Smith & Nephew PLC............    1,432,995
                                         ------------
          METALS - 0.86%
  259,790 BHP Billiton, Ltd.............    2,120,191
   76,561 China Steel Corp. GDR +*......    1,213,492
                                         ------------
                                            3,333,683
                                         ------------
          MISCELLANEOUS - 0.38%
  124,500 Konica Corp...................    1,473,333
                                         ------------
          OIL AND GAS - 4.20%
  905,590 BP, PLC.......................    6,327,917
  728,000 CNOOC, Ltd....................    1,500,306
   41,598 E. ON AG......................    2,360,610
5,465,000 PetroChina Co., Ltd./(1)/.....    2,023,748
   87,170 YUKOS ADR/(1)/................    4,009,820
                                         ------------
                                           16,222,401
                                         ------------
          OPTICAL INSTRUMENTS &
          LENSES - 0.32%
   21,330 Alcon, Inc....................    1,240,766
                                         ------------

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          PUBLISHING - 0.56%
  248,970 United Business Media, PLC....... $  2,149,176
                                            ------------
          RAILROADS & EQUIPMENT - 0.56%
  465,000 Tokyu Corp./(1)/.................    2,161,211
                                            ------------
          REAL ESTATE - 1.70%
  246,000 Cheung Kong Holdings, Ltd........    1,940,750
  204,000 Mitsui Fudosan Co., Ltd./(1)/....    1,778,935
   48,300 Pioneer Corp.....................    1,234,899
  198,000 Sun Hung Kai Properties, Ltd.....    1,593,946
                                            ------------
                                               6,548,530
                                            ------------
          RETAIL - 5.08%
   80,360 Compagnie Financiere Richemont AG    1,991,497
   26,100 Fast Retailing Co., Ltd..........    1,539,570
   54,500 Hoya Corp./(1)/..................    4,777,428
  279,200 Marui Co., Ltd./(1)/.............    3,428,973
  102,653 Metro AG/(1)/....................    4,402,896
  120,300 Next, PLC........................    2,309,995
  272,850 Tesco, PLC.......................    1,168,847
                                            ------------
                                              19,619,206
                                            ------------
          SEMICONDUCTORS - 0.80%
   43,800 Tokyo Electron, Ltd..............    3,099,575
                                            ------------
          TELECOMMUNICATIONS - 9.31%
  226,812 Alcatel SA +/(1)/................    2,963,362
   95,220 America Movil SA de CV ADR.......    2,441,441
  159,490 France Telecom SA +/(1)/.........    4,113,985
      384 KDDI Corp........................    2,002,137
2,097,749 mmO2, PLC +......................    2,718,508
   25,768 Mobile Telesystems ADR/(1)/......    2,125,860
  315,740 MTN Group, Ltd. +................    1,290,752
  190,160 Nokia Corp. ADR..................    3,419,077
      651 NTT DoCoMo, Inc..................    1,402,876
   66,558 STMicroelectronics NV (NY).......    1,854,971
   48,728 Tele2 AB, Class B +/(1)/.........    2,489,021
  816,430 Telefonaktiebolaget LM Ericsson,
           Class B +.......................    1,319,789
3,390,832 Vodafone Group, PLC..............    7,795,754
                                            ------------
                                              35,937,533
                                            ------------

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          UTILITIES - COMMUNICATION - 1.91%
  270,151 Deutsche Telekom AG +............ $  4,488,974
  223,580 Telefonica SA....................    2,896,993
                                            ------------
                                               7,385,967
                                            ------------
          UTILITIES - ELECTRIC - 0.68%
1,618,000 Huaneng Power International, Inc.    2,396,651
   10,280 Public Power Corp................      233,595
                                            ------------
                                               2,630,246
                                            ------------
          TOTAL COMMON STOCK
          (Cost $329,009,095)..............  382,337,467
                                            ------------
          PREFERRED STOCK - 0.50%
          AUTOMOTIVE - 0.50%
    3,710 Porsche AG 0.64%.................    1,918,635
                                            ------------
          TOTAL PREFERRED STOCK
          (Cost $1,664,443)................    1,918,635
                                            ------------
          RIGHTS - 0.10%
          COMMERCIAL SERVICES - 0.10%
  315,172 ABB, Ltd. +/(1)/.................      392,973
                                            ------------
          TOTAL RIGHTS
          (Cost $351,449)..................      392,973
                                            ------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

46

    PAR                                                 MARKET
   VALUE                                                VALUE
------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 18.00%
            COLLECTIVE INVESTMENT POOL
$69,476,745 Securities Lending Quality Trust/(2)/
            (Cost $69,476,745)...................... $ 69,476,745
                                                     ------------
            REPURCHASE AGREEMENT - 0.43%
  1,656,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 0.93%, dated
             11/28/03, to be repurchased 12/1/03
             in the amount of $1,656,128 and
             collateralized by Federal Home Loan
             Bank Notes, bearing interest at
             3.70%, due 7/28/09 and having an
             approximate value of $1,691,500
             (Cost $1,656,000)......................    1,656,000
                                                     ------------
            TOTAL INVESTMENTS
            (Cost $402,157,732) - 118.07%...........  455,781,820
            Other assets and liabilities,
             net - (18.07)%.........................  (69,745,840)
                                                     ------------
            NET ASSETS - 100%....................... $386,035,980
                                                     ------------

  +  Non-income producing
  * Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2003, the aggregate value of these securities was $1,213,492 representing 0.31% of net assets.
  ADR - American Depository Receipt
  GDR - Global Depository Receipt
  /(1)/ The security or a portion thereof is out on loan (see Note 2). /(2)/ The security is purchased with the cash collateral received from securities loaned.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

          LARGE CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             47


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          COMMON STOCK - 97.76%
          AEROSPACE/DEFENSE - 1.97%
   49,400 Northrop Grumman Corp............... $  4,575,922
   54,400 United Technologies Corp............    4,662,080
                                               ------------
                                                  9,238,002
                                               ------------
          AIRLINES - 1.48%
  385,400 Southwest Airlines Co...............    6,929,492
                                               ------------
          APPAREL & PRODUCTS - 1.76%
  207,600 Coach, Inc. +.......................    8,270,784
                                               ------------
          BANKS - 1.19%
   73,875 Bank of America Corp................    5,572,391
                                               ------------
          BEVERAGES - 2.83%
  202,600 Coca-Cola Bottling Co...............    9,420,900
   80,030 PepsiCo, Inc........................    3,851,044
                                               ------------
                                                 13,271,944
                                               ------------
          BUILDING MATERIALS - 1.03%
  177,900 Masco Corp..........................    4,838,880
                                               ------------
          COMMERCIAL SERVICES - 0.97%
  118,600 Paychex, Inc........................    4,562,542
                                               ------------
          CONGLOMERATES - 4.10%
   64,100 3M Co...............................    5,066,464
  407,500 General Electric Co.................   11,683,025
  108,600 Tyco International, Ltd.............    2,492,370
                                               ------------
                                                 19,241,859
                                               ------------
          DRUGS - 6.86%
  100,000 Abbott Laboratories.................    4,420,000
  202,600 Bristol-Myers Squibb Co.............    5,338,510
   49,400 Merck & Co., Inc....................    2,005,640
  466,823 Pfizer, Inc.........................   15,661,911
   79,100 Teva Pharmaceutical Industries, Ltd.
           ADR/(1)/...........................    4,764,660
                                               ------------
                                                 32,190,721
                                               ------------
          FINANCE COMPANIES - 1.76%
  138,300 Capital One Financial Corp./(1)/....    8,259,276
                                               ------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          FINANCIAL SERVICES - 7.99%
  111,200 American Express Co.................. $  5,082,952
  301,659 Citigroup, Inc.......................   14,190,039
   54,400 Goldman Sachs Group, Inc.............    5,226,752
  118,600 Merrill Lynch & Co., Inc.............    6,730,550
  113,600 Morgan Stanley.......................    6,279,808
                                                ------------
                                                  37,510,101
                                                ------------
          FREIGHT - 2.37%
   88,900 FedEx Corp...........................    6,463,030
   64,200 United Parcel Service, Inc., Class B.    4,671,834
                                                ------------
                                                  11,134,864
                                                ------------
          HEALTHCARE - 0.91%
   59,300 Anthem, Inc. +.......................    4,276,716
                                                ------------
          HOSPITAL SUPPLIES - 2.93%
   69,200 Boston Scientific Corp. +............    2,483,588
  108,200 Johnson & Johnson....................    5,333,178
   93,900 St. Jude Medical, Inc. +.............    5,947,626
                                                ------------
                                                  13,764,392
                                                ------------
          HOUSEHOLD PRODUCTS - 2.89%
   69,200 Avon Products, Inc...................    4,740,200
   69,200 Estee Lauder Cos., Inc., Class A.....    2,629,600
   64,300 Procter & Gamble Co..................    6,188,232
                                                ------------
                                                  13,558,032
                                                ------------
          INFORMATION PROCESSING -
          HARDWARE - 4.27%
  255,125 Dell, Inc. +.........................    8,801,813
  168,000 Hewlett-Packard Co...................    3,643,920
   84,000 International Business Machines Corp.    7,605,360
                                                ------------
                                                  20,051,093
                                                ------------
          INFORMATION PROCESSING -
          SERVICES - 4.17%
   98,800 eBay, Inc. +.........................    5,517,980
  444,800 EMC Corp. +..........................    6,111,552
  138,400 Symantec Corp. +.....................    4,543,672
   79,100 Yahoo!, Inc. +.......................    3,399,718
                                                ------------
                                                  19,572,922
                                                ------------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - 5.74%
  395,400 BEA Systems, Inc. +................ $  5,021,580
  582,900 Microsoft Corp.....................   14,980,530
  182,900 VERITAS Software Corp. +...........    6,954,041
                                              ------------
                                                26,956,151
                                              ------------
          INSURANCE - 2.27%
    3,810 Berkshire Hathaway, Inc., Class B +   10,671,810
                                              ------------
          LEISURE AND TOURISM - 3.35%
  148,300 Applebee's International, Inc......    5,740,693
  138,400 Carnival Corp......................    4,870,296
  200,000 McDonald's Corp....................    5,126,000
                                              ------------
                                                15,736,989
                                              ------------
          MACHINERY - 2.06%
   79,100 Cooper Industries, Ltd., Class A...    4,243,715
   89,000 Deere & Co.........................    5,449,470
                                              ------------
                                                 9,693,185
                                              ------------
          MEDICAL - BIOMEDICAL/GENE - 2.39%
  123,044 Amgen, Inc. +......................    7,076,261
   89,000 Genzyme Corp. +....................    4,159,860
                                              ------------
                                                11,236,121
                                              ------------
          MEDICAL TECHNOLOGY - 1.02%
   89,000 Chiron Corp. +.....................    4,772,180
                                              ------------
          METALS - 1.19%
  170,000 Alcoa, Inc.........................    5,577,700
                                              ------------
          MULTIMEDIA - 2.07%
  131,304 Viacom, Inc., Class B..............    5,162,873
  197,700 Walt Disney Co.....................    4,564,893
                                              ------------
                                                 9,727,766
                                              ------------
          OIL AND GAS - 2.94%
   64,300 Apache Corp........................    4,616,740
  182,900 Exxon Mobil Corp...................    6,615,493
   69,200 Smith International, Inc. +........    2,597,768
                                              ------------
                                                13,830,001
                                              ------------
          RETAIL - 8.07%
   89,000 Amazon.Com, Inc. +.................    4,811,340
   60,000 Bed Bath & Beyond, Inc. +..........    2,534,400
  173,000 Home Depot, Inc....................    6,359,480
  118,600 Target Corp........................    4,592,192
  168,000 Tiffany & Co.......................    7,618,800
  215,000 Wal-Mart Stores, Inc...............   11,962,600
                                              ------------
                                                37,878,812
                                              ------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

48

 NUMBER                                                          MARKET
OF SHARES                                                        VALUE
---------------------------------------------------------------------------
           SEMICONDUCTORS - 9.42%
   444,800 Applied Materials, Inc. +......................... $ 10,808,640
   454,698 Intel Corp........................................   15,200,554
   108,700 Maxim Integrated Products, Inc....................    5,661,096
   138,400 QLogic Corp. +....................................    7,865,272
   158,200 Texas Instruments, Inc............................    4,708,032
                                                              ------------
                                                                44,243,594
                                                              ------------
           TELECOMMUNICATIONS - 7.76%
   760,800 Cisco Systems, Inc. +.............................   17,239,728
   375,400 Nextel Communications, Inc.,
            Class A +........................................    9,508,882
   257,000 Nokia Corp. ADR...................................    4,620,860
   217,200 Vodafone Group, PLC ADR...........................    5,071,620
                                                              ------------
                                                                36,441,090
                                                              ------------
           TOTAL COMMON STOCK
           (Cost $406,034,695)...............................  459,009,410
                                                              ------------
   PAR
  VALUE
-----------
           SHORT-TERM INVESTMENTS - 2.02%
           COLLECTIVE INVESTMENT POOL
$9,462,015 Securities Lending Quality Trust/(2)/
           (Cost $9,462,015).................................    9,462,015
                                                              ------------
           REPURCHASE AGREEMENT - 0.53%
 2,492,000 State Street Bank Joint Repurchase
            Agreement (see Note 2)
            (Cost $2,492,000)................................    2,492,000
                                                              ------------
           TOTAL INVESTMENTS
           (Cost $417,988,710) - 100.31%.....................  470,963,425
           Other assets and liabilities,
            net - (0.31)%....................................   (1,436,772)
                                                              ------------
           NET ASSETS - 100%................................. $469,526,653
                                                              ------------
           +Non-income producing
           ADR - American Depository Receipt
           /(1)/The security or a portion thereof is out
                on loan (see Note 2).
           /(2)/The security is purchased with the
                cash collateral received from securities
                loaned.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

           MID CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             49


  NUMBER                                                   MARKET
 OF SHARES                                                 VALUE
----------------------------------------------------------------------
             COMMON STOCK - 96.16%
             ADVERTISING - 0.29%
      76,200 Catalina Marketing Corp. +............... $     1,411,986
     126,600 Harte-Hanks, Inc.........................       2,725,698
                                                       ---------------
                                                             4,137,684
                                                       ---------------
             AEROSPACE/DEFENSE - 0.68%
     137,500 L-3 Communications
              Holdings, Inc. +/(1)/...................       6,469,375
      14,900 Sequa Corp., Class A +...................         711,475
     114,500 Titan Corp. +............................       2,444,575
                                                       ---------------
                                                             9,625,425
                                                       ---------------
             AIRLINES - 0.45%
      38,000 Alaska Air Group, Inc. +/(1)/............       1,092,880
     144,600 JetBlue Airways Corp. +/(1)/.............       5,272,116
                                                       ---------------
                                                             6,364,996
                                                       ---------------
             APPAREL & PRODUCTS - 2.22%
     139,200 Abercrombie and Fitch Co.,
              Class A +...............................       4,085,520
     101,400 American Eagle Outfitters, Inc. +/(1)/...       1,870,830
     123,200 Chicos FAS, Inc. +.......................       4,728,416
     259,100 Coach, Inc. +............................      10,322,544
      97,100 Payless ShoeSource, Inc. +/(1)/..........       1,250,648
     109,200 Ross Stores, Inc.........................       5,981,976
      50,800 Timberland Co., Class A +................       2,744,216
      76,800 Unifi, Inc. +............................         393,984
                                                       ---------------
                                                            31,378,134
                                                       ---------------
             APPLIANCES/FURNISHINGS - 0.74%
      79,500 Furniture Brands International, Inc./(1)/       2,090,850
     103,900 Herman Miller, Inc.......................       2,706,595
      82,600 HON Industries, Inc......................       3,509,674
      51,100 Lancaster Colony Corp....................       2,133,425
                                                       ---------------
                                                            10,440,544
                                                       ---------------
             AUTOMOTIVE - 2.17%
      97,700 ArvinMeritor, Inc........................       1,941,299
      38,600 Borg-Warner, Inc.........................       3,049,400
      43,700 Carlisle Cos., Inc.......................       2,571,745
     147,600 Carmax, Inc. +...........................       4,860,468
      61,900 Donaldson Co., Inc.......................       3,623,007
      95,800 Lear Corp. +.............................       5,665,612
      48,700 Modine Manufacturing Co..................       1,242,337

  NUMBER                                              MARKET
 OF SHARES                                            VALUE
-----------------------------------------------------------------
             AUTOMOTIVE - Continued
     109,200 SPX Corp. +......................... $     5,929,560
      38,000 Superior Industries
              International, Inc./(1)/...........       1,690,240
                                                  ---------------
                                                       30,573,668
                                                  ---------------
             AUTO - REPLACEMENT PARTS - 0.24%
      76,900 O'Reilly Automotive, Inc. +.........       3,346,688
                                                  ---------------
             BANKS - 6.61%
     104,900 Associated Banc-Corp................       4,416,290
      83,700 Bank of Hawaii Corp.................       3,460,995
     229,800 Banknorth Group, Inc................       7,530,546
      69,100 City National Corp..................       4,371,266
     177,300 Colonial BancGroup, Inc.............       2,962,683
     106,800 Commerce Bancorp, Inc./(1)/.........       5,519,424
     179,200 Compass Bancshares, Inc.............       7,008,512
     110,600 First American Corp., Class A.......       3,273,760
     120,500 FirstMerit Corp.....................       3,264,345
      74,200 Greater Bay Bancorp/(1)/............       1,929,200
     222,600 Hibernia Corp., Class A.............       5,086,410
     170,600 M&T Bank Corp. @....................      16,014,222
     113,300 Mercantile Bankshares Corp..........       5,036,185
     291,700 National Commerce
              Financial Corp.....................       8,161,766
      69,600 Provident Financial Group, Inc./(1)/       2,154,816
      49,300 Silicon Valley Bancshares +/(1)/....       1,810,789
     102,000 TCF Financial Corp..................       5,379,480
      46,700 Westamerica Bancorp.................       2,465,760
      94,000 Wilmington Trust Corp...............       3,308,800
                                                  ---------------
                                                       93,155,249
                                                  ---------------
             BANKS - REGIONAL - 0.21%
      73,400 Cullen/Frost Bankers, Inc...........       2,949,212
                                                  ---------------
             BEVERAGES - 0.59%
     149,000 Constellation Brands, Inc.,
              Class A +..........................       5,141,990
     205,400 Pepsiamericas, Inc..................       3,222,726
                                                  ---------------
                                                        8,364,716
                                                  ---------------
             BROADCASTING - 0.68%
      77,500 Emmis Communications Corp.,
              Class A +/(1)/.....................       1,756,150
      73,200 Entercom Communications Corp. +.....       3,381,840

  NUMBER                                                  MARKET
 OF SHARES                                                VALUE
---------------------------------------------------------------------
             BROADCASTING - Continued
     144,300 Westwood One, Inc. +.................... $     4,380,948
                                                      ---------------
                                                            9,518,938
                                                      ---------------
             BUILDING MATERIALS - 0.93%
     108,200 Fastenal Co./(1)/.......................       5,375,376
      69,800 Martin Marietta Materials, Inc./(1)/....       2,971,386
     164,800 RPM International, Inc..................       2,493,424
      56,700 York International Corp.................       2,265,165
                                                      ---------------
                                                           13,105,351
                                                      ---------------
             CHEMICAL - 1.87%
     104,700 Airgas, Inc.............................       2,029,086
      58,800 Albemarle Corp./(1)/....................       1,664,040
      88,000 Cabot Corp..............................       2,560,800
      35,100 Cabot Microelectronics Corp. +/(1)/.....       1,863,459
     158,600 Crompton Corp...........................         959,530
      55,700 Cytec Industries, Inc. +................       2,019,125
      58,100 Ferro Corp./(1)/........................       1,318,870
      50,300 FMC Corp. +.............................       1,505,982
      73,400 Lubrizol Corp...........................       2,211,542
     247,900 Lyondell Chemical Co./(1)/..............       3,678,836
      28,700 Minerals Technologies, Inc./(1)/........       1,534,015
      83,300 Olin Corp...............................       1,516,893
      72,000 Valspar Corp............................       3,474,000
                                                      ---------------
                                                           26,336,178
                                                      ---------------
             COAL - 0.33%
      75,000 Arch Coal, Inc..........................       1,986,750
      77,200 Peabody Energy Corp.....................       2,601,640
                                                      ---------------
                                                            4,588,390
                                                      ---------------
             COMMERCIAL SERVICES - 1.10%
      68,300 Dycom Industries, Inc. +................       1,731,405
      60,600 Plexus Corp. +..........................       1,075,650
     166,300 Quanta Services, Inc. +/(1)/............       1,272,195
     117,100 Rent-A-Center, Inc. +...................       3,804,579
      64,400 Rollins, Inc./(1)/......................       1,434,832
      87,800 Sotheby's Holdings, Inc., Class A +/(1)/       1,018,480
     109,700 United Rentals, Inc. +..................       2,031,644
     126,100 Viad Corp...............................       3,100,799
                                                      ---------------
                                                           15,469,584
                                                      ---------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

50

  NUMBER                                                 MARKET
 OF SHARES                                               VALUE
--------------------------------------------------------------------
             CONGLOMERATES - 0.12%
      65,900 Trinity Industries, Inc./(1)/.......... $     1,710,105
                                                     ---------------
             DRUGS - 2.84%
      95,200 Barr Laboratories, Inc. +..............       7,857,808
     279,100 IVAX Corp. +...........................       5,986,695
     382,650 Mylan Laboratories, Inc. @.............       9,688,698
      99,800 Perrigo Co./(1)/.......................       1,505,982
      48,200 Pharmaceutical Resources, Inc. +.......       3,498,356
     120,800 Sepracor, Inc. +/(1)/..................       2,993,424
     169,700 Sicor, Inc. +..........................       4,690,508
     118,500 Valeant Pharmaceuticals
              International/(1)/....................       2,833,335
     109,800 Vertex Pharmaceuticals, Inc. +/(1)/....         959,652
                                                     ---------------
                                                          40,014,458
                                                     ---------------
             ELECTRONICS/ELECTRICAL
             EQUIPMENT - 3.12%
      47,200 Ametek, Inc............................       2,232,560
     143,700 Arrow Electronics, Inc. +..............       3,359,706
     170,400 Avnet, Inc. +..........................       3,634,632
      84,400 Commscope, Inc. +......................       1,347,024
     120,500 Energizer Holdings, Inc. +.............       4,565,745
     109,000 Gentex Corp./(1)/......................       4,593,260
      53,500 Hawaiian Electric Industries, Inc./(1)/       2,465,815
      84,700 Hubbell, Inc., Class B.................       3,726,800
     123,200 Kemet Corp. +..........................       1,626,240
      55,200 Newport Corp. +/(1)/...................         940,056
     141,000 Polycom, Inc. +........................       2,794,620
      70,200 Silicon Laboratories, Inc. +...........       3,444,714
      56,400 Teleflex, Inc..........................       2,580,864
      48,500 Varian, Inc. +.........................       1,967,160
     227,700 Vishay Intertechnology, Inc. +/(1)/....       4,783,977
                                                     ---------------
                                                          44,063,173
                                                     ---------------
             FERTILIZERS - 0.08%
     164,200 IMC Global, Inc........................       1,193,734
                                                     ---------------
             FINANCIAL SERVICES - 4.42%
     113,400 A.G. Edwards, Inc......................       4,166,316
      99,300 American Financial Group, Inc./(1)/....       2,434,836
     222,900 AmeriCredit Corp. +/(1)/...............       2,998,005
     516,700 E*TRADE Group, Inc. +..................       5,595,861
      98,600 Eaton Vance Corp./(1)/.................       3,584,110
      79,200 IndyMac Bancorp, Inc...................       2,344,320

  NUMBER                                                 MARKET
 OF SHARES                                               VALUE
--------------------------------------------------------------------
             FINANCIAL SERVICES - Continued
      67,500 Investment Technology
              Group, Inc. +......................... $     1,194,750
      93,000 Investors Financial Services Corp./(1)/       3,429,840
      84,900 LaBranche & Co., Inc./(1)/.............         702,123
      93,800 Legg Mason, Inc........................       7,476,798
     278,450 New York Community
              Bancorp, Inc..........................      10,817,783
      69,300 Raymond James Financial, Inc...........       2,561,328
     416,500 Sovereign Bancorp, Inc.................       9,437,890
     118,000 Waddell & Reed Financial, Inc.,
              Class A/(1)/..........................       2,606,620
      65,100 Webster Financial Corp.................       2,984,835
                                                     ---------------
                                                          62,335,415
                                                     ---------------
             FOODS - 2.21%
     220,800 Dean Foods Co. +.......................       7,244,448
     197,300 Hormel Foods Corp......................       5,289,613
      63,900 Interstate Bakeries Corp...............       1,006,425
      66,900 Sensient Technologies Corp.............       1,261,065
     155,600 Smithfield Foods, Inc. +...............       3,648,820
      71,300 Smucker, J.M. Co.......................       3,274,809
      73,900 Tootsie Roll Industries, Inc...........       2,597,585
     499,700 Tyson Foods, Inc., Class A.............       6,820,905
                                                     ---------------
                                                          31,143,670
                                                     ---------------
             FREIGHT - 1.88%
      59,100 Alexander & Baldwin, Inc...............       1,859,286
     120,600 CH Robinson Worldwide, Inc.............       4,743,198
      70,700 CNF, Inc...............................       2,362,794
      67,300 EGL, Inc. +............................       1,236,301
     149,300 Expeditors International of
              Washington, Inc.......................       5,828,672
      70,000 GATX Corp./(1)/........................       1,701,000
     112,900 JB Hunt Transport Services, Inc. +.....       2,953,464
      49,600 Overseas Shipholding Group, Inc./(1)/..       1,396,240
     119,000 Swift Transportation Co., Inc. +.......       2,370,480
     113,975 Werner Enterprises, Inc................       2,068,646
                                                     ---------------
                                                          26,520,081
                                                     ---------------
             GAS & PIPELINE UTILITIES - 0.29%
     118,100 Questar Corp...........................       4,029,572
                                                     ---------------

  NUMBER                                             MARKET
 OF SHARES                                           VALUE
----------------------------------------------------------------
             HEALTHCARE - 4.20%
     131,200 AdvancePCS +....................... $     7,302,592
     131,100 Apogent Technologies, Inc. +.......       3,032,343
      78,000 Apria Healthcare Group, Inc. +/(1)/       2,114,580
     140,500 Community Health
              Systems, Inc. +/(1)/..............       3,804,740
      87,800 Covance, Inc. +....................       2,294,214
     112,700 Dentsply International, Inc........       5,074,881
      88,300 Edwards Lifesciences Corp. +/(1)/..       2,659,596
     135,300 First Health Group Corp. +.........       2,773,650
     140,500 Lincare Holdings, Inc. +...........       4,191,115
     144,500 Omnicare, Inc......................       5,768,440
     118,300 Oxford Health Plans, Inc. +/(1)/...       5,183,906
      97,200 Patterson Dental Co. +/(1)/........       6,619,320
      98,800 Steris Corp. +.....................       2,285,244
      82,600 Universal Health Services, Inc.,
              Class B...........................       4,441,402
      68,500 VISX, Inc. +/(1)/..................       1,676,880
                                                 ---------------
                                                      59,222,903
                                                 ---------------
             HEAVY DUTY TRUCKS/PARTS - 0.15%
      27,700 Bandag, Inc........................       1,128,775
      68,400 Federal Signal Corp................       1,036,260
                                                 ---------------
                                                       2,165,035
                                                 ---------------
             HOME BUILDERS - 2.05%
     221,700 DR Horton, Inc.....................       9,688,290
      42,700 Hovnanian Enterprises, Inc.,
              Class A +/(1)/....................       3,939,075
     112,400 Lennar Corp........................      11,003,960
     104,200 Toll Brothers, Inc. +..............       4,314,922
                                                 ---------------
                                                      28,946,247
                                                 ---------------
             HOSPITAL MANAGEMENT - 0.38%
      55,300 LifePoint Hospitals, Inc. +/(1)/...       1,651,258
     107,300 Triad Hospitals, Inc. +............       3,712,580
                                                 ---------------
                                                       5,363,838
                                                 ---------------
             HOSPITAL SUPPLIES - 1.45%
      86,900 Beckman Coulter, Inc...............       4,444,935
      62,000 Henry Schein, Inc. +...............       4,171,980
      88,100 Hillenbrand Industries, Inc........       5,056,940
      97,400 Varian Medical Systems, Inc. +.....       6,721,574
                                                 ---------------
                                                      20,395,429
                                                 ---------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             51

  NUMBER                                             MARKET
 OF SHARES                                           VALUE
----------------------------------------------------------------
             HOUSEHOLD PRODUCTS - 0.61%
      57,500 Church & Dwight Co., Inc........... $     2,329,325
     136,800 Dial Corp..........................       3,540,384
      45,100 Scotts Co., Class A +/(1)/.........       2,682,999
                                                 ---------------
                                                       8,552,708
                                                 ---------------
             HUMAN RESOURCES - 0.60%
      50,800 Kelly Services, Inc., Class A/(1)/.       1,446,784
      53,700 Korn/Ferry International +/(1)/....         538,611
     110,800 Manpower, Inc......................       5,200,952
     145,400 MPS Group, Inc. +..................       1,337,680
                                                 ---------------
                                                       8,524,027
                                                 ---------------
             INFORMATION PROCESSING -
             HARDWARE - 1.87%
      66,100 Avocent Corp. +....................       2,530,969
     103,400 Diebold, Inc.......................       5,485,370
      50,700 Imation Corp./(1)/.................       1,721,265
     252,400 Quantum Corp. +/(1)/...............         797,584
     110,900 Sandisk Corp. +/(1)/...............       8,967,374
     156,200 Storage Technology Corp. +.........       3,936,240
      80,800 Tech Data Corp. +..................       2,976,672
                                                 ---------------
                                                      26,415,474
                                                 ---------------
             INFORMATION PROCESSING -
             SERVICES - 5.40%
     525,200 3Com Corp. +.......................       3,928,496
     189,500 Affiliated Computer Services, Inc.,
              Class A + @.......................       9,501,530
     170,900 BISYS Group, Inc. +................       2,549,828
     387,100 Cadence Design Systems, Inc. +.....       6,476,183
     211,300 Ceridian Corp. +...................       4,485,899
      94,400 Certegy, Inc.......................       3,266,240
     113,000 CheckFree Corp. +/(1)/.............       3,121,060
      74,600 CSG Systems International, Inc. +..         864,614
     164,900 DST Systems, Inc. +................       6,154,068
     105,300 Dun & Bradstreet Corp. +...........       5,080,725
      68,700 Fair Issac & Co., Inc..............       3,789,492
     181,300 Gartner, Inc., Class A +/(1)/......       2,342,396
      70,900 Internet Security Systems, Inc. +..       1,203,173
     125,300 Jack Henry & Associates, Inc./(1)/.       2,596,216
      89,300 Macromedia, Inc. +.................       1,831,543
     163,300 Mcdata Corp., Class A +/(1)/.......       1,737,512

  NUMBER                                               MARKET
 OF SHARES                                             VALUE
------------------------------------------------------------------
             INFORMATION PROCESSING -
             SERVICES - Continued
      98,200 Mentor Graphics Corp. +/(1)/......... $     1,438,630
      73,600 National Instruments Corp./(1)/......       3,331,872
     228,800 Networks Associates, Inc. +..........       3,063,632
      97,100 Reynolds and Reynolds Co.,
              Class A.............................       2,693,554
     221,500 Synopsys, Inc. +.....................       6,636,140
                                                   ---------------
                                                        76,092,803
                                                   ---------------
             INFORMATION PROCESSING -
             SOFTWARE - 1.54%
     121,700 Acxiom Corp. +.......................       2,021,437
      46,300 Advent Software, Inc. +/(1)/.........         810,713
      82,900 Ascential Software Corp. +...........       2,097,370
     122,600 ChoicePoint, Inc. +..................       4,689,450
      90,900 Keane, Inc. +/(1)/...................       1,281,690
      76,900 Retek, Inc. +/(1)/...................         798,222
      83,700 RSA Security, Inc. +/(1)/............       1,230,390
     149,600 SEI Investments Co...................       4,196,280
     135,200 Sybase, Inc. +.......................       2,771,600
      50,800 Transaction Systems Architects, Inc.,
              Class A +...........................         999,744
     120,000 Wind River Systems, Inc. +...........         781,200
                                                   ---------------
                                                        21,678,096
                                                   ---------------
             INSURANCE - 6.62%
      75,700 Allmerica Financial Corp. +..........       2,070,395
      55,700 AmerUs Group Co./(1)/................       2,002,415
     129,100 Arthur J. Gallagher & Co.............       4,040,830
     114,800 Astoria Financial Corp...............       4,291,224
      97,500 Brown & Brown, Inc./(1)/.............       3,066,375
      85,300 Coventry Health Care, Inc. +.........       5,109,470
      79,100 Everest Reinsurance Group, Ltd.......       6,501,229
     209,600 Fidelity National Financial, Inc.....       7,405,168
     195,900 GreenPoint Financial Corp............       6,656,682
      90,800 HCC Insurance Holdings, Inc..........       2,824,788
     165,800 Health Net, Inc. +...................       5,421,660
      61,000 Horace Mann Educators Corp...........         824,110
     101,000 Leucadia National Corp...............       4,292,500
      66,900 Mony Group, Inc./(1)/................       2,108,688
      86,900 Ohio Casualty Corp. +/(1)/...........       1,478,169
     172,300 Old Republic International Corp......       6,385,438

  NUMBER                                             MARKET
 OF SHARES                                           VALUE
----------------------------------------------------------------
             INSURANCE - Continued
      59,000 PacifiCare Health Systems, Inc.,
              Class A +......................... $     3,841,490
     133,900 PMI Group, Inc.....................       4,985,097
      98,300 Protective Life Corp...............       3,229,155
     133,500 Radian Group, Inc./(1)/............       6,588,225
      41,500 StanCorp Financial Group, Inc......       2,596,240
      96,300 Unitrin, Inc.......................       3,643,029
     118,600 W.R. Berkley Corp..................       4,050,190
                                                 ---------------
                                                      93,412,567
                                                 ---------------
             LEISURE AND TOURISM - 3.39%
     125,700 Activision, Inc. +.................       1,923,210
      79,100 Applebee's International, Inc......       3,061,961
      49,500 Bob Evans Farms, Inc...............       1,527,570
      91,300 Boyd Gaming Corp...................       1,493,668
     138,500 Brinker International, Inc. +......       4,509,560
     107,800 Callaway Golf Co./(1)/.............       1,771,154
      69,400 CBRL Group, Inc....................       2,862,750
      73,400 Cheesecake Factory, Class A +/(1)/.       3,182,624
     135,300 Extended Stay America, Inc.........       2,002,440
      82,800 GTECH Holdings Corp................       4,120,128
      75,900 International Speedway Corp.,
              Class B...........................       3,262,182
      69,500 Macrovision Corp. +................       1,591,550
      84,600 Mandalay Resort Group..............       3,633,570
     106,800 Outback Steakhouse, Inc............       4,779,300
     430,600 Park Place Entertainment Corp. +...       4,504,076
      91,300 Ruby Tuesday, Inc..................       2,658,656
     132,100 Six Flags, Inc. +/(1)/.............         891,675
                                                 ---------------
                                                      47,776,074
                                                 ---------------
             MACHINERY - 1.84%
     107,200 AGCO Corp. +.......................       1,843,840
      78,800 Flowserve Corp. +..................       1,676,864
      65,300 Graco, Inc.........................       2,517,315
      59,200 Granite Construction, Inc./(1)/....       1,305,360
      79,100 Jacobs Engineering Group, Inc. +...       3,633,854
      50,500 Kennametal, Inc....................       1,941,220
      48,100 Nordson Corp.......................       1,563,731
      70,400 Pentair, Inc.......................       3,069,440
      75,500 Precision Castparts Corp...........       3,059,260
      26,300 Tecumseh Products Co., Class A/(1)/       1,082,508

--------------------------------------------------------------------------------

                                                              November 30, 2003

52

  NUMBER                                            MARKET
 OF SHARES                                          VALUE
---------------------------------------------------------------
             MACHINERY - Continued
      67,300 Zebra Technologies Corp.,
              Class A +........................ $     4,278,261
                                                ---------------
                                                     25,971,653
                                                ---------------
             MEDICAL - BIOMEDICAL/GENE - 0.61%
     426,000 Millennium Pharmaceuticals, Inc. +       6,718,020
     133,600 Protein Design Labs, Inc. +/(1)/..       1,851,696
                                                ---------------
                                                      8,569,716
                                                ---------------
             MEDICAL TECHNOLOGY - 0.29%
      65,100 Charles River Laboratories
              International, Inc. +............       2,112,495
     156,400 Cytyc Corp. +.....................       2,015,996
                                                ---------------
                                                      4,128,491
                                                ---------------
             METALS - 0.22%
      31,900 Carpenter Technology Corp.........         854,920
      58,100 Harsco Corp.......................       2,304,246
                                                ---------------
                                                      3,159,166
                                                ---------------
             MISCELLANEOUS - 0.12%
      77,300 Brinks Co./(1)/...................       1,716,060
                                                ---------------
             MULTIMEDIA - 0.48%
     161,900 Belo Corp.........................       4,599,579
      33,300 Media General, Inc., Class A/(1)/.       2,227,437
                                                ---------------
                                                      6,827,016
                                                ---------------
             OIL AND GAS - 5.82%
      78,100 Cooper Cameron Corp. +............       3,390,321
     213,700 ENSCO International, Inc..........       5,406,610
      88,700 Equitable Resources, Inc..........       3,654,440
      94,100 FMC Technologies, Inc. +..........       2,002,448
      75,900 Forest Oil Corp. +................       1,901,295
     173,200 Grant Prideco, Inc. +.............       2,017,780
     103,900 Hanover Compressor Co. +/(1)/.....         989,128
      71,500 Helmerich & Payne, Inc./(1)/......       1,723,150
     131,000 Murphy Oil Corp...................       7,850,830
      80,500 Noble Energy, Inc.................       3,191,825
     135,000 ONEOK, Inc./(1)/..................       2,674,350
     115,400 Patterson-UTI Energy, Inc. +......       3,315,442
     168,000 Pioneer Natural Resources Co. +...       4,764,480
      90,600 Pogo Producing Co.................       3,945,630

  NUMBER                                           MARKET
 OF SHARES                                         VALUE
--------------------------------------------------------------
             OIL AND GAS - Continued
     192,700 Pride International, Inc. +...... $     3,073,565
     142,700 Smith International, Inc. +......       5,356,958
      86,400 Tidewater, Inc...................       2,385,504
     163,100 Valero Energy Corp...............       7,029,610
     139,000 Varco International, Inc. +......       2,570,110
     187,200 Weatherford International, Ltd. +       6,136,416
      47,300 Western Gas Resources, Inc./(1)/.       2,095,390
     262,000 XTO Energy, Inc..................       6,623,360
                                               ---------------
                                                    82,098,642
                                               ---------------
             PAPER/FOREST PRODUCTS - 1.10%
      79,000 Bowater, Inc.....................       3,231,100
      62,400 Glatfelter.......................         747,552
      72,800 Longview Fibre Co./(1)/..........         798,616
     148,700 Packaging Corp. of America +.....       2,930,877
      40,900 Potlatch Corp./(1)/..............       1,319,025
      70,863 Rayonier, Inc....................       2,627,600
     138,100 Sonoco Products Co...............       2,955,340
      73,500 Wausau-Mosinee Paper Corp........         904,050
                                               ---------------
                                                    15,514,160
                                               ---------------
             POLLUTION CONTROL - 0.62%
     229,100 Republic Services, Inc., Class A.       5,830,595
      59,800 Stericycle, Inc. +...............       2,954,120
                                               ---------------
                                                     8,784,715
                                               ---------------
             PUBLISHING - 1.49%
      36,300 Banta Corp.......................       1,444,740
      63,500 Lee Enterprises, Inc.............       2,731,770
     141,100 Readers Digest Assoc., Inc.,
              Class A.........................       2,017,730
      56,000 Scholastic Corp. +/(1)/..........       1,858,080
      74,200 Valassis Communications, Inc. +..       2,018,240
      13,600 Washington Post Co., Class B @...      10,926,920
                                               ---------------
                                                    20,997,480
                                               ---------------
             REAL ESTATE INVESTMENT
             TRUSTS - 1.64%
     116,500 AMB Property Corp................       3,665,090
      75,700 Highwoods Properties, Inc........       1,857,678
      89,300 Hospitality Properties Trust.....       3,531,815
     113,000 Liberty Property Trust...........       4,274,790
      82,900 Mack-Cali Realty Corp............       3,307,710

  NUMBER                                             MARKET
 OF SHARES                                           VALUE
----------------------------------------------------------------
             REAL ESTATE INVESTMENT
             TRUSTS - Continued
     138,900 New Plan Excel Realty Trust, Inc... $     3,396,105
     171,200 United Dominion Realty Trust, Inc..       3,158,640
                                                 ---------------
                                                      23,191,828
                                                 ---------------
             RETAIL - 4.73%
     101,700 99 Cents Only Stores +/(1)/........       2,818,107
      92,200 Barnes & Noble, Inc. +.............       3,059,196
      98,900 BJ's Wholesale Club, Inc. +........       2,517,005
      65,500 Blyth, Inc.........................       1,968,275
     110,200 Borders Group, Inc. +..............       2,477,296
     118,000 CDW Corp...........................       7,050,500
      69,700 Claire's Stores, Inc...............       3,234,080
     128,000 Copart, Inc. +.....................       1,536,000
     163,100 Dollar Tree Stores, Inc. +.........       5,178,425
      83,100 Krispy Kreme Doughnuts, Inc. +/(1)/       3,437,847
      53,300 Longs Drug Stores Corp./(1)/.......       1,305,850
      95,000 Michaels Stores, Inc...............       4,488,750
      67,900 Neiman Marcus Group, Inc.,
              Class A +.........................       3,659,810
     201,800 PETsMART, Inc......................       4,875,488
     127,800 Pier 1 Imports, Inc................       3,258,900
      65,900 Ruddick Corp.......................       1,113,710
     203,700 Saks, Inc. +.......................       3,132,906
      84,700 Whole Foods Market, Inc. +.........       5,563,943
     165,900 Williams-Sonoma, Inc. +............       5,979,036
                                                 ---------------
                                                      66,655,124
                                                 ---------------
             SAVINGS & LOAN - 0.41%
      77,900 Independence Community
              Bank Corp.........................       2,880,742
      99,400 Washington Federal, Inc............       2,834,888
                                                 ---------------
                                                       5,715,630
                                                 ---------------
             SCHOOLS - 1.37%
     141,400 Career Education Corp. +...........       7,229,782
      62,400 Corinthian Colleges, Inc. +........       3,989,232
      99,700 DeVry, Inc. +/(1)/.................       2,730,783
      50,900 Education Management Corp. +/(1)/..       3,440,840
      61,500 Sylvan Learning Systems, Inc. +....       1,990,755
                                                 ---------------
                                                      19,381,392
                                                 ---------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             53

  NUMBER                                                MARKET
 OF SHARES                                              VALUE
-------------------------------------------------------------------
             SEMICONDUCTORS - 4.01%
     668,600 Atmel Corp. +......................... $     4,499,678
      90,000 Credence Systems Corp. +..............       1,166,400
     104,600 Cree, Inc. +/(1)/.....................       1,921,502
     168,700 Cypress Semiconductor Corp. +/(1)/....       3,775,506
     167,300 Fairchild Semiconductor International,
              Inc., Class A +......................       4,349,800
      99,200 Integrated Circuit Systems, Inc. +....       2,951,200
     148,500 Integrated Device Technology,
              Inc. +...............................       2,799,225
      91,500 International Rectifier Corp. +.......       4,997,730
     197,100 Intersil Corp., Class A...............       5,205,411
     180,900 Lam Research Corp. +..................       5,788,800
     160,400 Lattice Semiconductor Corp. +/(1)/....       1,518,988
      70,600 LTX Corp. +/(1)/......................       1,177,608
     131,700 Micrel, Inc. +/(1)/...................       2,252,070
     292,200 Microchip Technology, Inc.............      10,051,680
     104,700 Semtech Corp. +.......................       2,544,210
     191,400 Triquint Semiconductor, Inc. +........       1,546,512
                                                    ---------------
                                                         56,546,320
                                                    ---------------
             TELECOMMUNICATIONS - 1.32%
      55,000 Adtran, Inc...........................       3,620,100
     122,200 Advanced Fibre Communications,
              Inc. +...............................       2,731,170
     348,300 Cincinnati Bell, Inc. +...............       1,988,793
      94,600 Harris Corp...........................       3,667,642
      62,500 Plantronics, Inc. +...................       1,915,000
      90,000 Powerwave Technologies, Inc. +/(1)/...         670,500
      77,300 Price Communications Corp. +..........         993,305
     262,800 RF Micro Devices, Inc. +/(1)/.........       3,061,620
                                                    ---------------
                                                         18,648,130
                                                    ---------------
             TEXTILE - PRODUCTS - 0.48%
      94,600 Mohawk Industries, Inc. +.............       6,818,768
                                                    ---------------
             THERAPEUTICS - 1.20%
     287,200 Gilead Sciences, Inc. + @.............      16,852,896
                                                    ---------------
             TOBACCO - 0.11%
      35,400 Universal Corp........................       1,512,288
                                                    ---------------
             UTILITIES - COMMUNICATION - 0.36%
      81,800 Telephone and Data Systems, Inc.......       5,128,860
                                                    ---------------

  NUMBER                                            MARKET
 OF SHARES                                          VALUE
---------------------------------------------------------------
             UTILITIES - ELECTRIC - 4.50%
     123,300 Allete, Inc....................... $     3,670,641
     157,400 Alliant Energy Corp./(1)/.........       3,848,430
      45,800 Black Hills Corp..................       1,477,508
     180,500 DPL, Inc./(1)/....................       3,490,870
     107,000 Duquesne Light Holdings, Inc./(1)/       1,847,890
     207,900 Energy East Corp..................       4,783,779
      98,700 Great Plains Energy, Inc./(1)/....       3,131,751
      54,500 Idacorp, Inc./(1)/................       1,602,300
     161,550 MDU Resources Group, Inc..........       3,825,504
     190,500 Northeast Utilities...............       3,800,475
      75,700 NStar.............................       3,607,105
     121,600 OGE Energy Corp...................       2,896,512
     243,700 Pepco Holdings, Inc./(1)/.........       4,474,332
      57,400 PNM Resources, Inc................       1,607,774
     134,100 Puget Energy, Inc.................       3,117,825
     158,100 Scana Corp........................       5,308,998
     167,100 Sierra Pacific Resources +/(1)/...       1,158,003
     103,000 Weststar Energy, Inc..............       2,045,580
     167,100 Wisconsin Energy Corp.............       5,464,170
      50,800 WPS Resources Corp./(1)/..........       2,250,440
                                                ---------------
                                                     63,409,887
                                                ---------------
             UTILITIES - GAS,
             DISTRIBUTION - 0.66%
      90,900 AGL Resources, Inc................       2,581,560
     121,100 National-Oilwell, Inc. +..........       2,329,964
     106,400 Vectren Corp......................       2,555,728
      69,300 WGL Holdings, Inc.................       1,852,389
                                                ---------------
                                                      9,319,641
                                                ---------------
             UTILITIES - GAS, PIPELINE - 0.26%
     278,200 Aquila, Inc. +/(1)/...............         995,956
     116,000 National Fuel Gas Co..............       2,679,600
                                                ---------------
                                                      3,675,556
                                                ---------------
             WATER SERVICES - 0.19%
      99,500 Philadelphia Suburban Corp./(1)/..       2,694,460
                                                ---------------
             TOTAL COMMON STOCK................
             (Cost $1,214,301,342).............   1,356,228,045
                                                ---------------

    PAR                                                MARKET
   VALUE                                               VALUE
------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 13.28%
             COLLECTIVE INVESTMENT POOL - 12.04%
$169,801,885 Securities Lending Quality Trust/(2)/ $  169,801,885
                                                   --------------
             COMMERCIAL PAPER - 1.06%
  10,000,000 Merck & Co., Inc.:
               1.00% due 12/2/03 @................      9,999,722
   5,000,000 UBS Finance, Inc.:
               1.04% due 12/1/03 @................      5,000,000
                                                   --------------
                                                       14,999,722
                                                   --------------
             U.S. TREASURY BILLS - 0.18%
             United States Treasury Bills:
     705,000   0.90% due 12/11/03 @...............        704,825
     305,000   0.83% due 12/4/03 @................        304,979
     570,000   0.89% due 1/8/04 @.................        569,464
     910,000   0.89% due 1/15/04 @................        908,989
                                                   --------------
                                                        2,488,257
                                                   --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $187,289,864)..................    187,289,864
                                                   --------------
             REPURCHASE AGREEMENT - 2.48%
  34,973,000 Agreement with State Street Bank &
              Trust Co., bearing interest at
              0.93%, dated 11/28/03, to be
              repurchased 12/1/03 in the
              amount of $34,975,710 and
              collateralized by Federal Home
              Loan Bank Disc. Notes, zero
              coupon, due 1/21/04 and having
              an approximate value of
              $36,025,880
              (Cost $34,973,000) @................     34,973,000
                                                   --------------
             TOTAL INVESTMENTS
             (Cost $1,436,564,206) - 111.92%        1,578,490,909
             Other assets and liabilities,
              net - (11.92)%......................   (168,102,275)
                                                   --------------
             NET ASSETS - 100%.................... $1,410,388,634
                                                   --------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

54

  +Non-income producing.
  @The security or a portion thereof represents collateral for open futures contracts.
  /(1)/The security or a portion thereof is out on loan (see Note 2). /(2)/The security is purchased with the cash collateral received from securities loaned (see Note 2).

OPEN FUTURES CONTRACTS

    ------------------------------------------------------------------------
                                                   Value as of
    Number of              Expiration   Value at   November 30,  Unrealized
    Contracts Description     Date      Trade Day      2003     Appreciation
    ------------------------------------------------------------------------
    177 Long.   MID CAP
                  INDEX   December 2003 47,784,027  50,183,925   $2,399,898
                                                                 ----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

November 30, 2003

           MONEY MARKET FUND - SCHEDULE OF INVESTMENTS (Unaudited)


    PAR                                             MARKET
   VALUE                                            VALUE
-------------------------------------------------------------
            COMMERCIAL PAPER - 62.17%
$ 5,000,000 Amstel Funding Corp.:
              1.08% due 12/15/03................ $  4,997,958
 10,000,000 Apreco, Inc. (LOC-Citibank):
              1.05% due 12/10/03................    9,997,375
 10,000,000 Apreco, Inc.:
              1.05% due 12/1/03.................   10,000,000
            Barton Capital Corp. (LOC-SocGen):
 10,000,000   1.09% due 1/21/04.................    9,984,558
 10,000,000   1.05% due 12/8/03.................    9,997,959
 10,000,000 Bear Stearns Cos., Inc.:
              1.08% due 1/12/04.................    9,987,400
 10,000,000 Beta Finance, Inc.:
              1.06% due 2/23/04*/(1)/...........   10,000,000
 10,000,000 Citigroup, Inc.:
              1.06% due 1/16/04.................    9,986,456
 10,000,000 CRC Funding, LLC:
              1.03% due 12/8/03.................    9,997,997
  5,000,000 CXC, Inc.:
              1.05% due 12/8/03.................    4,998,979
 10,000,000 Dorada Finance, Inc.:
              1.06% due 12/16/03*/(1)/..........   10,000,000
            General Electric Capital Corp.:
  5,000,000   1.24% due 12/1/03/(1)/............    5,003,574
  5,000,000   1.09% due 1/9/04..................    4,994,096
 10,000,000 General Electric Co.:
              1.00% due 12/3/03.................    9,999,444
            Giro Funding United States Corp.:
 10,000,000   1.05% due 12/1/03.................   10,000,000
 10,000,000   1.09% due 12/4/03.................    9,999,125
 10,000,000 Govco, Inc.:
              1.10% due 1/12/04.................    9,987,167
 10,000,000 Govco, Inc., Yrs. 3 & 4:
              1.04% due 12/18/03................    9,995,089
            Greyhawk Fund Corp.:
 10,000,000   1.11% due 1/22/04.................    9,983,967
 10,000,000   1.10% due 1/29/04.................    9,981,972
 10,000,000 Kittyhawk Funding Corp. (LOC-Bank of
             America):
              1.04% due 12/5/03.................    9,998,844
  5,000,000 Receivables Capital Co. (LOC-Bank of
             America):
              1.04% due 12/15/03................    4,997,978
 10,000,000 Receivables Capital Corp.:
              1.03% due 12/19/03................    9,994,850

    PAR                                                    MARKET
   VALUE                                                   VALUE
--------------------------------------------------------------------
            COMMERCIAL PAPER - Continued
$10,000,000 Sheffield Receivables Corp. (LOC-Barclays):
              1.08% due 1/9/04......................... $  9,988,300
  5,000,000 Sigma Finance, Inc.:
              1.07% due 12/3/03........................    4,999,916
 10,000,000 Surrey Funding Corp. (LOC-Barclays):
              1.09% due 1/9/04.........................    9,988,191
              1.09% due 1/12/04........................    9,987,167
  5,000,000 Sydney Capital, Inc.:
              1.06% due 12/16/03.......................    4,997,792
 10,000,000 Wal-Mart Stores, Inc.:
              1.01% due 12/2/03........................    9,999,720
  5,000,000 Wells Fargo Bank NA:
              1.04% due 12/1/03/(1)/...................    5,000,000
              1.04% due 12/18/03.......................    5,000,000
              1.04% due 12/19/03.......................   10,000,000
  5,000,000 White Pine Finance, LLC:
              1.08% due 12/1/03*/(1)/..................    5,000,000
            Windmill Funding Corp. (LOC-ABN
             AMRO):
 10,000,000   1.04% due 12/3/03........................    9,999,422
 10,000,000   1.08% due 1/23/04........................    9,984,100
                                                        ------------
            TOTAL COMMERCIAL PAPER
            (Cost $299,829,396)........................  299,829,396
                                                        ------------
            GOVERNMENT AGENCIES - 34.55%
  5,000,000 Federal Farm Credit Bks.:
              1.00% due 7/2/04.........................    4,998,977
            Federal Home Loan Bank:
  5,000,000   1.20% due 8/20/04........................    5,000,000
 10,000,000   1.02% due 7/16/04........................   10,000,000
            Federal Home Loan Bank Cons. Disc.
             Notes:
  9,884,000   1.00% due 12/3/03........................    9,883,451
 12,000,000   1.00% due 12/5/03........................   11,998,666
            Federal Home Loan Mtg. Corp.:
  5,000,000   1.50% due 11/16/04.......................    5,000,000
 10,000,000   1.35% due 10/19/04.......................   10,000,000
            Federal National Mtg. Assoc.:
  5,000,000   1.53% due 9/24/04........................    5,000,000
  5,000,000   1.50% due 12/20/04.......................    5,000,000
  5,000,000   1.30% due 8/30/04........................    5,000,000
  5,000,000   1.20% due 8/17/04........................    5,000,000
  5,000,000   1.08% due 7/23/04........................    5,000,000
  5,000,000   1.00% due 9/10/04/(1)/...................    5,000,000

    PAR                                                    MARKET
   VALUE                                                   VALUE
--------------------------------------------------------------------
            GOVERNMENT AGENCIES - Continued
            Federal National Mtg. Assoc. Disc. Notes:
$10,000,000   1.30% due 8/20/04........................ $  9,905,028
 10,000,000   1.21% due 6/25/04........................    9,930,425
 20,000,000   1.14% due 4/14/04........................   19,914,875
 10,000,000   1.05% due 1/15/04........................    9,986,875
 10,000,000   1.00% due 12/5/03........................    9,998,889
 20,000,000   1.00% due 12/8/03........................   19,996,111
                                                        ------------
            TOTAL GOVERNMENT AGENCIES
              (Cost $166,613,297)......................  166,613,297
                                                        ------------
            REPURCHASE AGREEMENTS - 4.68%
  2,546,000 State Street Bank Joint Repurchase
             Agreement (see Note 2)
             (Cost $2,546,000).........................    2,546,000
 20,000,000 United Bank of Switzerland Joint
             Repurchase Agreement (see Note 2)
             (Cost $20,000,000)........................   20,000,000
                                                        ------------
                                                          22,546,000
                                                        ------------
            TOTAL INVESTMENTS
            (Cost $488,988,693) - 101.40%..............  488,988,693
            Other assets and liabilities, net - (1.40)%  (6,730,345)
                                                        ------------
            NET ASSETS - 100%.......................... $482,258,348
                                                        ------------
            *Securities exempt from registration under rule
             144A of the Securities Act of 1933. These
             securities may be sold in transactions exempt
             from registration, normally to qualified
             institutional buyers. At November 30, 2003, the
             aggregate value of these securities was
             $25,000,000 representing 5.18% of net assets.
            LOC- Letter of Credit.
            /(1)/Security is a "floating rate" bond where the
                 coupon rate fluctuates. The rate reflected is as of
                 November 30, 2003.

Allocation of investments as a percentage of net assets by
 industry category as of November 30, 2003:
    Asset Backed/Receivables..............................       13.47%
    Asset Backed/Securities...............................       22.79%
    Commercial Banks......................................        0.53%
    Diversified Financial Services........................        2.07%
    Domestic Banks........................................        4.15%
    Finance...............................................        6.22%
    Investment Banks/Brokerage............................        2.07%
    Money Center Banks....................................        4.15%
    Multi-Asset...........................................        9.33%
    Retail Discount.......................................        2.07%
    Government Agencies...................................       34.55%
                                                           ------------
                                                                101.40%
                                                           ------------

SEE NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

          NASDAQ 100 INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)


                                                              November 30, 2003

56


   NUMBER                                          MARKET
  OF SHARES                                        VALUE
------------------------------------------------------------
              COMMON STOCK - 79.39%
              ADVERTISING - 0.21%
        5,440 Lamar Advertising Co., Class A +. $    191,488
                                                ------------
              AIRLINES - 0.20%
        3,970 Ryanair Holdings, PLC ADR +/(1)/.      185,955
                                                ------------
              APPAREL & PRODUCTS - 0.29%
        4,920 Ross Stores, Inc.................      269,518
                                                ------------
              BROADCASTING - 2.09%
       61,990 Comcast Corp., Class A +.........    1,945,246
                                                ------------
              BUILDING MATERIALS - 0.25%
        4,740 Fastenal Co./(1)/................      235,483
                                                ------------
              CHEMICAL - 0.48%
        3,080 Invitrogen Corp. +...............      209,963
        4,440 Sigma-Aldrich Corp./(1)/.........      237,851
                                                ------------
                                                     447,814
                                                ------------
              COMMERCIAL SERVICES - 1.64%
       13,370 Cintas Corp......................      624,914
       23,340 Paychex, Inc.....................      897,890
                                                ------------
                                                   1,522,804
                                                ------------
              DRUGS - 0.98%
        3,320 Cephalon, Inc. +/(1)/............      156,007
       12,600 Teva Pharmaceutical
               Industries, Ltd. ADR............      758,972
                                                ------------
                                                     914,979
                                                ------------
              ELECTRONICS/ELECTRICAL
              EQUIPMENT - 2.78%
       12,940 American Power Conversion Corp...      282,868
       12,760 Comverse Technology, Inc. +......      245,375
       37,010 Flextronics International, Ltd. +      593,270
        5,190 Gentex Corp......................      218,707
      104,700 JDS Uniphase Corp. +.............      360,168
        6,420 Molex, Inc.......................      206,467
       11,330 NVIDIA Corp. +/(1)/..............      239,629
       35,540 Sanmina-SCI Corp. +..............      433,233
                                                ------------
                                                   2,579,717
                                                ------------

   NUMBER                                        MARKET
  OF SHARES                                      VALUE
----------------------------------------------------------
              FREIGHT - 0.51%
        5,460 CH Robinson Worldwide, Inc..... $    214,742
        6,710 Expeditors International of
               Washington, Inc...............      261,958
                                              ------------
                                                   476,700
                                              ------------
              HEALTHCARE - 0.89%
        4,950 Dentsply International, Inc....      222,899
        6,430 First Health Group Corp. +.....      131,815
        6,200 Lincare Holdings, Inc. +.......      184,946
        4,270 Patterson Dental Co. +/(1)/....      290,787
                                              ------------
                                                   830,447
                                              ------------
              HEAVY DUTY TRUCKS/PARTS - 0.74%
        8,530 PACCAR, Inc....................      684,191
                                              ------------
              HOSPITAL SUPPLIES - 1.06%
       22,530 Biomet, Inc....................      805,898
        2,640 Henry Schein, Inc. +...........      177,646
                                              ------------
                                                   983,544
                                              ------------
              INFORMATION PROCESSING -
              HARDWARE - 4.44%
       33,000 Apple Computer, Inc. +.........      690,360
       61,680 Dell, Inc. +...................    2,127,960
       23,330 Network Appliance, Inc. +......      539,156
        4,650 Sandisk Corp. +................      375,999
       91,700 Sun Microsystems, Inc. +.......      391,559
                                              ------------
                                                 4,125,034
                                              ------------
              INFORMATION PROCESSING -
              SERVICES - 7.78%
       14,920 Adobe Systems, Inc.............      616,494
       17,110 Brocade Communications
               Systems, Inc. +...............      104,200
       15,860 Check Point Software
               Technologies, Ltd. +..........      280,088
       31,260 eBay, Inc. +...................    1,745,871
       15,800 Fiserv, Inc. +.................      592,500
       49,280 InterActiveCorp +/(1)/.........    1,618,848
        7,870 Monster Worldwide, Inc. +......      189,352
       20,720 Symantec Corp. +...............      680,238
        9,280 Synopsys, Inc. +...............      278,029

   NUMBER                                           MARKET
  OF SHARES                                         VALUE
-------------------------------------------------------------
              INFORMATION PROCESSING -
              SERVICES - Continued
       14,800 VeriSign, Inc. +..................  $   239,908
       20,490 Yahoo!, Inc. +....................      880,660
                                                  -----------
                                                    7,226,188
                                                  -----------
              INFORMATION PROCESSING -
              SOFTWARE - 13.27%
       24,290 BEA Systems, Inc. +...............      308,483
       12,760 Citrix Systems, Inc. +............      306,495
       15,410 Compuware Corp. +.................       88,145
       16,870 Intuit, Inc. +....................      848,224
        6,160 Mercury Interactive Corp. +.......      288,288
      242,930 Microsoft Corp. @.................    6,243,301
      142,150 Oracle Corp. +....................    1,707,221
       33,580 PeopleSoft, Inc. +................      710,217
        3,580 Pixar, Inc. +/(1)/................      250,994
       37,770 Siebel Systems, Inc. +............      497,809
       28,530 VERITAS Software Corp. +..........    1,084,739
                                                  -----------
                                                   12,333,916
                                                  -----------
              LEISURE AND TOURISM - 2.15%
       19,420 Electronic Arts, Inc. +...........      858,947
       35,490 Starbucks Corp. +.................    1,138,164
                                                  -----------
                                                    1,997,111
                                                  -----------
              MEDICAL - BIOMEDICAL/GENE - 5.48%
       39,270 Amgen, Inc. + @...................    2,258,418
       24,818 Biogen, Inc. +....................      947,551
       18,170 Genzyme Corp. +...................      849,266
        8,390 Human Genome Sciences, Inc. +.....      107,392
        3,960 ICOS Corp. +......................      178,992
       17,450 MedImmune, Inc. +.................      415,310
       21,380 Millennium Pharmaceuticals, Inc. +      337,162
                                                  -----------
                                                    5,094,091
                                                  -----------
              MEDICAL TECHNOLOGY - 0.98%
       17,030 Chiron Corp. +....................      913,149
                                                  -----------
              OIL AND GAS - 0.17%
        5,450 Patterson-UTI Energy, Inc. +......      156,579
                                                  -----------
              PAPER/FOREST PRODUCTS - 0.28%
       15,720 Smurfit-Stone Container Corp. +...      257,179
                                                  -----------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             57

   NUMBER                                             MARKET
  OF SHARES                                           VALUE
---------------------------------------------------------------
              RETAIL - 4.85%
       17,290 Amazon.Com, Inc. +..................  $   934,697
       25,950 Bed Bath & Beyond, Inc. +...........    1,096,128
        5,620 CDW Corp............................      335,795
       15,720 Costco Wholesale Corp. +............      563,090
        7,180 Dollar Tree Stores, Inc. +..........      227,965
        4,580 Express Scripts, Inc., Class A +....      296,463
        9,150 PETsMART, Inc.......................      221,064
       21,490 Staples, Inc. +.....................      583,454
        3,830 Whole Foods Market, Inc. +..........      251,593
                                                    -----------
                                                      4,510,249
                                                    -----------
              SCHOOLS - 0.86%
       11,600 Apollo Group, Inc., Class A +.......      800,748
                                                    -----------
              SEMICONDUCTORS - 14.65%
       35,110 Altera Corp. +......................      889,336
       56,140 Applied Materials, Inc. +...........    1,364,202
       13,510 Broadcom Corp., Class A +...........      492,169
      148,790 Intel Corp. @.......................    4,974,050
       15,050 KLA-Tencor Corp. +..................      882,081
       27,310 Linear Technology Corp..............    1,178,153
       29,700 Maxim Integrated Products, Inc......    1,546,776
       11,120 Microchip Technology, Inc...........      382,528
       10,070 Novellus Systems, Inc. +............      440,663
        6,270 QLogic Corp. +......................      356,324
       29,510 Xilinx, Inc. +......................    1,109,281
                                                    -----------
                                                     13,615,563
                                                    -----------
              TELECOMMUNICATIONS - 11.54%
       65,610 ADC Telecommunications, Inc. +......      161,401
       36,320 Ciena Corp. +.......................      257,146
      162,160 Cisco Systems, Inc. + @.............    3,674,546
       16,560 EchoStar Communications Corp.,
               Class A +..........................      570,989
       16,450 Juniper Networks, Inc. +/(1)/.......      310,411
       89,120 Nextel Communications, Inc.,
               Class A +..........................    2,257,410
       13,200 PanAmSat Corp. +....................      291,588
       62,480 QUALCOMM, Inc. @....................    2,783,484
       13,690 RF Micro Devices, Inc. +/(1)/.......      159,488
        8,400 Telefonaktiebolaget LM Ericsson ADR,
               Class B +/(1)/.....................      136,416
       15,360 Tellabs, Inc. +.....................      122,880
                                                    -----------
                                                     10,725,759
                                                    -----------

   NUMBER                                              MARKET
  OF SHARES                                            VALUE
----------------------------------------------------------------
              THERAPEUTICS - 0.82%
       12,940 Gilead Sciences, Inc. +..............  $   759,319
                                                     -----------
              TOTAL COMMON STOCK
              (Cost $70,925,984)...................   73,782,771
                                                     -----------
     PAR
    VALUE
-------------
              SHORT-TERM INVESTMENTS - 12.02%
              COLLECTIVE INVESTMENT POOL - 2.29%
   $2,127,506 Securities Lending Quality Trust/(2)/    2,127,506
                                                     -----------
              COMMERCIAL PAPER - 7.53%
    4,000,000 UBS Finance, Inc.:
              1.04% due 12/1/03 @..................    4,000,000
    3,000,000 USAA Capital Corp.:
              1.00% due 12/5/03 @..................    2,999,667
                                                     -----------
                                                       6,999,667
                                                     -----------
              U.S. TREASURY BILLS - 2.20%
              United States Treasury Bills:
      475,000 0.90% due 12/11/03 @.................      474,881
      115,000 0.90% due 1/8/04 @...................      114,891
       45,000 0.90% due 1/15/04 @..................       44,949
      320,000 0.89% due 12/11/03 @.................      319,921
      650,000 0.89% due 1/8/04 @...................      649,389
       90,000 0.89% due 1/15/04 @..................       89,900
       10,000 0.88% due 12/11/03 @.................        9,997
      255,000 0.88% due 12/18/03 @.................      254,894
       35,000 0.87% due 1/15/04 @..................       34,962
       50,000 0.86% due 12/18/03 @.................       49,980
                                                     -----------
                                                       2,043,764
                                                     -----------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $11,170,937)...................   11,170,937
                                                     -----------

     PAR
    VALUE                                                       MARKET
-------------                                                   VALUE
--------------------------------------------------------------------------
              REPURCHASE AGREEMENT - 10.51%
   $9,765,000 Agreement with State Street Bank &
               Trust Co., bearing interest at 0.93%,
               dated 11/28/03, to be repurchased
               12/1/03 in the amount of $9,765,757
               and collateralized by Federal Home
               Loan Mortgage Corp. Notes, bearing
               interest at 6.63%, due 9/15/09 and
               having an approximate value of
               $9,964,750 (Cost $9,765,000) @...............  $ 9,765,000
                                                              -----------
              TOTAL INVESTMENTS
              (Cost $91,861,921) - 101.92%..................   94,718,708
              Other assets and liabilities, net - (1.92)%      (1,787,155)
                                                              -----------
              NET ASSETS - 100%.............................  $92,931,553
                                                              -----------
              +  Non-income producing
              @ The security or a portion thereof
               represents collateral for open futures
               contracts.
              ADR -American Depository Receipt
              /(1)/ The security or a portion thereof is out
               on loan (see Note 2).
              /(2)/ The security is purchased with the
               cash collateral received from
               securities loaned.

OPEN FUTURES CONTRACTS

     ----------------------------------------------------------------------
                                                  Value as of
     Number of             Expiration  Value at   November 30,  Unrealized
     Contracts Description    Date    Trade Date      2003     Appreciation
     ----------------------------------------------------------------------
     132 Long.     NASDAQ   December
                100 INDEX       2003  $18,302,994 $18,810,000    $507,006
                                                                 --------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

        SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS (Unaudited)


                                                              November 30, 2003

58

  NUMBER                                           MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
           COMMON STOCK - 97.68%
           BROADCASTING - 2.28%
   435,700 Clear Channel Communications, Inc..   $  18,216,617
   371,500 Comcast Corp., Class A Special +...      11,200,725
   104,300 Univision Communications, Inc.,
            Class A +/(1)/....................       3,763,144
                                                 -------------
                                                    33,180,486
                                                 -------------
           CHEMICAL - 0.16%
    44,800 Cabot Microelectronics Corp. +/(1)/       2,378,432
                                                 -------------
           COMMERCIAL SERVICES - 2.00%
   665,600 Accenture, Ltd., Class A +.........      16,573,440
   326,200 Paychex, Inc.......................      12,548,914
                                                 -------------
                                                    29,122,354
                                                 -------------
           DRUGS - 2.30%
   224,600 Bristol-Myers Squibb Co............       5,918,210
   150,100 Cephalon, Inc. +/(1)/..............       7,053,199
    60,100 Eli Lilly & Co.....................       4,120,456
   208,100 Forest Laboratories, Inc. +........      11,370,584
   150,000 Pfizer, Inc........................       5,032,500
                                                 -------------
                                                    33,494,949
                                                 -------------
           ELECTRONICS/ELECTRICAL
           EQUIPMENT - 1.03%
   603,600 Flextronics International, Ltd. +..       9,675,708
   439,700 Sanmina-SCI Corp. +................       5,359,943
                                                 -------------
                                                    15,035,651
                                                 -------------
           HOSPITAL SUPPLIES - 0.76%
   223,600 Johnson & Johnson..................      11,021,244
                                                 -------------
           INFORMATION PROCESSING -
           HARDWARE - 9.40%
 1,788,700 Dell, Inc. +.......................      61,710,150
 1,192,100 Hewlett-Packard Co.................      25,856,649
   247,300 International Business
            Machines Corp.....................      22,390,542
   221,300 Lexmark International, Inc.,
            Class A +.........................      17,128,620
   162,100 Network Appliance, Inc. +..........       3,746,131
   305,500 Seagate Technology/(1)/............       6,033,625
                                                 -------------
                                                   136,865,717
                                                 -------------

  NUMBER                                        MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
           INFORMATION PROCESSING -
           SERVICES - 16.31%
   741,400 Adobe Systems, Inc..............  $   30,634,648
   978,700 Cadence Design Systems, Inc. +..      16,373,651
   390,400 Certegy, Inc....................      13,507,840
   192,700 DST Systems, Inc. +.............       7,191,564
   237,000 eBay, Inc. +....................      13,236,450
   809,800 First Data Corp.................      30,650,930
   730,600 Fiserv, Inc. +..................      27,397,500
   297,600 InterActiveCorp +...............       9,776,160
 1,034,700 Networks Associates, Inc. +/(1)/      13,854,633
   376,800 SunGard Data Systems, Inc. +....      10,181,136
   388,800 Symantec Corp. +................      12,764,304
   447,600 Synopsys, Inc. +................      13,410,096
 1,194,300 VeriSign, Inc. +/(1)/...........      19,359,603
   444,200 Yahoo!, Inc. +..................      19,091,716
                                             --------------
                                                237,430,231
                                             --------------
           INFORMATION PROCESSING -
           SOFTWARE - 23.72%
   533,600 BMC Software, Inc. +............       8,873,768
   650,400 Informatica Corp. +/(1)/........       7,336,512
   712,200 Intuit, Inc. +..................      35,809,416
   889,900 Mercury Interactive Corp. +/(1)/      41,647,320
 5,118,000 Microsoft Corp..................     131,532,600
 2,383,900 Oracle Corp. +..................      28,630,639
   961,600 Red Hat, Inc. +/(1)/............      12,770,048
    89,200 SAP AG..........................      13,719,669
   178,500 SAP AG ADR......................       6,881,175
 1,483,900 Siebel Systems, Inc. +..........      19,557,802
 1,011,000 VERITAS Software Corp. +........      38,439,231
                                             --------------
                                                345,198,180
                                             --------------
           LEISURE AND TOURISM - 0.85%
   147,800 Electronic Arts, Inc. +.........       6,537,194
   167,200 International Game Technology...       5,800,168
                                             --------------
                                                 12,337,362
                                             --------------
           MACHINERY - 0.06%
    30,400 Cognex Corp.....................         835,088
                                             --------------

  NUMBER                                               MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
           MEDICAL - BIOMEDICAL/GENE - 1.15%
   119,300 Biogen, Inc. +/(1)/....................    $  4,554,874
    44,100 Genentech, Inc. +......................       3,717,630
   354,400 MedImmune, Inc. +......................       8,434,720
                                                      ------------
                                                        16,707,224
                                                      ------------
           MULTIMEDIA - 2.63%
 1,339,300 Time Warner, Inc. +....................      21,803,804
   419,500 Viacom, Inc., Class B..................      16,494,740
                                                      ------------
                                                        38,298,544
                                                      ------------
           RETAIL - 0.31%
    74,400 CDW Corp./(1)/.........................       4,445,400
                                                      ------------
           SEMICONDUCTORS - 22.63%
 1,163,400 Agere Systems, Inc., Class A +/(1)/....       4,118,436
   268,300 Altera Corp. +.........................       6,796,039
   893,700 Analog Devices, Inc. +.................      44,461,575
 1,413,200 Applied Materials, Inc. +..............      34,340,760
   300,100 ASML Holding NV +/(1)/.................       5,647,882
   521,300 Intel Corp.............................      17,427,059
   299,000 Intersil Corp., Class A................       7,896,590
   356,300 KLA-Tencor Corp. +.....................      20,882,743
   209,100 Linear Technology Corp.................       9,020,574
   892,900 Maxim Integrated Products, Inc.........      46,502,232
   667,600 Microchip Technology, Inc..............      22,965,440
   536,200 Novellus Systems, Inc. +...............      23,464,112
   372,800 QLogic Corp. +/(1)/....................      21,186,224
 1,247,968 Taiwan Semiconductor Manufacturing
            Co., Ltd. ADR +.......................      13,565,412
   967,400 Texas Instruments, Inc.................      28,789,824
   593,200 Xilinx, Inc. +.........................      22,298,388
                                                      ------------
                                                       329,363,290
                                                      ------------
           TELECOMMUNICATIONS - 11.46%
   209,900 Advanced Fibre
            Communications, Inc. +................       4,691,265
   591,600 Ciena Corp. +..........................       4,188,528
 3,261,100 Cisco Systems, Inc. +..................      73,896,526
   409,900 Crown Castle International Corp. +/(1)/       5,086,859
   148,000 EchoStar Communications Corp.,
            Class A +.............................       5,103,040
 1,339,100 Nokia Corp. ADR........................      24,077,018

--------------------------------------------------------------------------------

November 30, 2003

                                                                             59

  NUMBER                                               MARKET
OF SHARES                                               VALUE
-------------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
  2,688,900 Nortel Networks Corp. +...............  $   12,126,939
    520,700 QUALCOMM, Inc./(1)/...................      23,197,185
    619,800 Vodafone Group, PLC ADR/(1)/..........      14,472,330
                                                    --------------
                                                       166,839,690
                                                    --------------
            THERAPEUTICS - 0.37%
     90,600 Gilead Sciences, Inc. +...............       5,316,408
                                                    --------------
            UTILITIES - COMMUNICATION - 0.26%
     58,900 NTL, Inc. +/(1)/......................       3,837,924
                                                    --------------
            TOTAL COMMON STOCK
            (Cost $1,192,481,844).................   1,421,708,174
                                                    --------------
   PAR
  VALUE
-----------
            SHORT-TERM INVESTMENTS - 7.97%
            COLLECTIVE INVESTMENT POOL - 5.95%
$86,726,110 Securities Lending Quality Trust/(2)/.      86,726,110
                                                    --------------
            REGISTERED INVESTMENT
            COMPANIES - 2.02%
 29,344,340 T. Rowe Price Reserve Investment
             Fund.................................      29,344,340
                                                    --------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $116,070,450)...................     116,070,450
                                                    --------------
            TOTAL INVESTMENTS
            (Cost $1,308,552,294) - 105.65%.......   1,537,778,624
            Other assets and liabilities,
             net - (5.65)%........................     (82,288,383)
                                                    --------------
            NET ASSETS - 100%.....................  $1,455,490,241
                                                    --------------

            +Non-income producing
            ADR- American Depository Receipt
            /(1)/The security or a portion thereof is out on loan
                 (see Note 2).
            /(2)/The security is purchased with the cash collateral
                received from securities loaned.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                              November 30, 2003

60

             SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          COMMON STOCK - 97.40%
          ADVERTISING - 0.43%
   63,775 Getty Images, Inc. +................. $   2,767,835
                                                -------------
          AEROSPACE/DEFENSE - 0.51%
  105,600 Armor Holdings, Inc. +...............     2,560,800
   49,375 Sensytech, Inc. +/(1)/...............       718,406
                                                -------------
                                                    3,279,206
                                                -------------
          AIRLINES - 0.18%
   58,000 Frontier Airlines, Inc. +............       938,440
   50,800 Midwest Express Holdings, Inc. +/(1)/       210,820
                                                -------------
                                                    1,149,260
                                                -------------
          APPAREL & PRODUCTS - 1.63%
   87,100 AnnTaylor Stores Corp. +.............     3,461,354
   57,900 Christopher & Banks Corp.............     1,566,195
   56,450 Columbia Sportswear Co. +............     3,345,792
   90,000 Stride Rite Corp.....................     1,041,300
   36,900 Too, Inc. +/(1)/.....................       673,425
   79,800 Unifi, Inc. +........................       409,374
                                                -------------
                                                   10,497,440
                                                -------------
          APPLIANCES/FURNISHINGS - 0.94%
    2,600 CompX International, Inc., Class A...        16,406
  128,250 Furniture Brands International, Inc..     3,372,975
  101,600 Herman Miller, Inc...................     2,646,680
                                                -------------
                                                    6,036,061
                                                -------------
          AUTOMOTIVE - 0.87%
  116,200 AO Smith Corp........................     4,083,268
   59,800 Keystone Automotive
           Industries, Inc. +/(1)/.............     1,457,326
    1,300 Strattec Security Corp. +............        77,350
                                                -------------
                                                    5,617,944
                                                -------------
          AUTO - REPLACEMENT PARTS - 0.94%
   74,125 Advance Auto Parts, Inc. +...........     6,050,083
                                                -------------
          BANKS - 2.71%
   36,000 Boston Private Financial
           Holdings, Inc.......................       933,480
   92,900 Citizens Banking Corp./(1)/..........     2,928,208
    2,970 Glacier Bancorp, Inc.................        94,060
   72,600 Provident Bankshares Corp............     2,109,756
  118,850 Southwest Bancorp of Texas, Inc./(1)/     4,543,635
  103,031 Valley National Bancorp..............     3,060,021

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          BANKS - Continued
   71,700 Westamerica Bancorp.................. $   3,785,760
                                                -------------
                                                   17,454,920
                                                -------------
          BEVERAGES - 0.59%
   63,100 Constellation Brands, Inc., Class A +     2,177,581
   62,000 Cott Corp. +.........................     1,613,860
                                                -------------
                                                    3,791,441
                                                -------------
          BROADCASTING - 1.04%
  208,300 Cumulus Media, Inc., Class A +.......     3,978,530
   46,800 Emmis Communications Corp.,
           Class A +...........................     1,060,488
   16,500 Entercom Communications Corp. +......       762,300
   22,800 Sinclair Broadcast Group, Inc.,
           Class A +/(1)/......................       261,516
   32,500 Young Broadcasting, Inc., Class A +..       645,125
                                                -------------
                                                    6,707,959
                                                -------------
          BUILDING MATERIALS - 1.31%
   61,850 Fastenal Co./(1)/....................     3,072,708
    5,187 LSI Industries, Inc..................        64,578
  101,200 Mathews International Corp., Class A.     2,881,164
   65,775 Trex Co., Inc. +/(1)/................     2,430,386
                                                -------------
                                                    8,448,836
                                                -------------
          CHEMICAL - 2.38%
  169,700 Airgas, Inc..........................     3,288,786
   85,900 Arch Chemicals, Inc..................     1,966,251
   38,100 Cabot Microelectronics Corp. +/(1)/..     2,022,729
   74,200 Ferro Corp...........................     1,684,340
   16,800 MacDermid, Inc.......................       551,040
   66,500 Minerals Technologies, Inc...........     3,554,425
   13,800 Symyx Technologies, Inc. +...........       275,310
   42,010 Valspar Corp.........................     2,026,983
                                                -------------
                                                   15,369,864
                                                -------------
          COMMERCIAL SERVICES - 3.98%
  107,600 Central Parking Corp./(1)/...........     1,501,020
   61,900 Electro Rent Corp. +.................       860,410
   11,800 First Advantage Corp., Class A +/(1)/       228,566
  102,350 Iron Mountain, Inc. +................     3,766,480
   86,175 Kroll, Inc. +........................     2,063,891
  119,275 LECG Corp. +.........................     2,564,413
   74,600 Maximus, Inc. +/(1)/.................     2,827,340

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
          COMMERCIAL SERVICES - Continued
  243,750 Pacer International, Inc. +............ $   5,101,687
  131,300 Plexus Corp. +/(1)/....................     2,330,575
  122,200 SFBC International, Inc. +/(1)/........     3,146,650
   52,900 Sourcecorp, Inc. +.....................     1,293,934
                                                  -------------
                                                     25,684,966
                                                  -------------
          DRUGS - 4.24%
   50,325 Angiotech Pharmaceuticals, Inc. +......     2,479,513
   13,200 Atherogenics, Inc. +/(1)/..............       188,760
   25,800 Cephalon, Inc. +/(1)/..................     1,212,342
   35,100 Cubist Pharmaceuticals, Inc. +/(1)/....       435,942
   16,100 Eon Labs, Inc. +/(1)/..................       853,783
  202,100 Impax Laboratories, Inc. +/(1)/........     2,849,610
   66,037 K-V Pharmaceutical Co., Class A +/(1)/.     1,723,566
   77,330 Medicis Pharmaceutical Corp.,
           Class A...............................     5,094,500
   10,200 OSI Pharmaceuticals, Inc. +/(1)/.......       303,246
   26,725 Pharmaceutical Resources, Inc. +.......     1,939,700
  145,974 Sicor, Inc. +..........................     4,034,721
   53,900 Taro Pharmaceutical Industries, Ltd.,
           Class A +/(1)/........................     3,715,866
   80,250 Valeant Pharmaceuticals International..     1,918,778
   63,311 Vertex Pharmaceuticals, Inc. +.........       553,338
   18,100 ViroPharma, Inc. +/(1)/................        50,318
                                                  -------------
                                                     27,353,983
                                                  -------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 7.12%
   30,200 American Superconductor Corp. +/(1)/...       318,912
   69,000 Ametek, Inc............................     3,263,700
   24,200 Analogic Corp..........................     1,016,400
   96,400 Artesyn Technologies, Inc. +/(1)/......       760,596
  142,400 Belden, Inc............................     2,805,280
   83,150 FEI Co. +/(1)/.........................     1,996,431
   70,525 Fisher Scientific International, Inc. +     2,840,042
   88,750 Flir Systems, Inc. +...................     3,058,325
  292,450 Graftech International, Ltd. +.........     3,462,608
   53,800 Harman International Industries, Inc...     7,331,326
  138,800 Kemet Corp. +..........................     1,832,160
   83,500 Littelfuse, Inc. +.....................     2,487,465
   13,400 Magma Design Automation, Inc. +/(1)/...       315,302
  105,200 Methode Electronics, Inc., Class A.....     1,349,716
   47,000 Newport Corp. +/(1)/...................       800,410
  141,300 Paxar Corp. +..........................     1,858,095

--------------------------------------------------------------------------------

November 30, 2003

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - Continued
  120,950 Polycom, Inc. +........................... $  2,397,229
  141,425 Sonic Solutions +/(1)/....................    2,668,690
   45,500 Technitrol, Inc. +........................    1,082,445
   42,495 TTM Technologies, Inc. +..................      718,166
   36,000 Wilson Greatbatch
           Technologies, Inc. +/(1)/................    1,508,400
  100,700 Woodhead Industries, Inc..................    1,709,886
    6,400 Woodward Governor Co......................      319,232
                                                     ------------
                                                       45,900,816
                                                     ------------
          FERTILIZERS - 0.22%
  199,200 IMC Global, Inc...........................    1,448,184
                                                     ------------
          FINANCE COMPANIES - 0.65%
  123,000 Chittenden Corp...........................    4,199,220
                                                     ------------
          FINANCIAL SERVICES - 0.39%
   51,600 Investors Financial Services Corp./(1)/...    1,903,008
   23,800 National Financial Partners Corp. +/(1)/..      602,140
                                                     ------------
                                                        2,505,148
                                                     ------------
          FOODS - 0.98%
   19,600 American Italian Pasta Co., Class A +/(1)/      744,800
   10,100 International Multifoods Corp. +..........      180,083
   59,400 Performance Food Group Co. +/(1)/.........    2,335,014
   12,500 Seneca Foods Corp., Class A +.............      250,000
   25,000 Seneca Foods Corp., Class B +.............      482,500
   39,625 United Natural Foods, Inc. +..............    1,521,204
   70,900 Wild Oats Markets, Inc. +/(1)/............      804,006
                                                     ------------
                                                        6,317,607
                                                     ------------
          FREIGHT - 2.32%
    9,500 EGL, Inc. +...............................      174,515
   20,700 Expeditors International of
           Washington, Inc..........................      808,128
  118,050 Forward Air Corp. +.......................    3,357,342
   18,316 Heartland Express, Inc....................      444,529
      900 International Shipholding Corp. +.........       12,150
   72,475 JB Hunt Transport Services, Inc. +........    1,895,946
   85,700 Knight Transportation, Inc. +.............    2,076,511
  118,725 Overnite Corp. +..........................    2,653,504
   56,800 Ryder System, Inc.........................    1,771,592
   97,388 Werner Enterprises, Inc...................    1,767,592
                                                     ------------
                                                       14,961,809
                                                     ------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          HEALTHCARE - 3.61%
  217,825 Alaris Medical, Inc. +............... $  3,465,596
   48,000 Edwards Lifesciences Corp. +.........    1,445,760
   16,600 Epix Medical, Inc. +.................      299,298
  155,800 Hooper Holmes, Inc...................      955,054
   48,100 Mid Atlantic Medical Services, Inc. +    2,953,340
  128,048 Odyssey Healthcare, Inc. +...........    4,559,789
   42,900 Omnicare, Inc........................    1,712,568
    2,200 Renal Care Group, Inc. +.............       88,792
   60,975 Resmed, Inc. +/(1)/..................    2,378,025
  125,880 Sola International, Inc. +...........    2,467,248
   70,600 Steris Corp. +.......................    1,632,978
   54,025 VISX, Inc. +.........................    1,322,532
                                                ------------
                                                  23,280,980
                                                ------------
          HOSPITAL MANAGEMENT - 0.88%
    6,800 LifePoint Hospitals, Inc. +..........      203,048
  152,950 Select Medical Corp..................    5,483,258
                                                ------------
                                                   5,686,306
                                                ------------
          HOSPITAL SUPPLIES - 1.88%
  103,500 Advanced Neuromodulation
           Systems, Inc. +/(1)/................    4,366,665
  115,430 Henry Schein, Inc. +.................    7,767,285
                                                ------------
                                                  12,133,950
                                                ------------
          HOUSEHOLD PRODUCTS - 1.00%
   17,900 Chattem, Inc. +/(1)/.................      286,758
  145,300 Dial Corp............................    3,760,364
   17,100 Jarden Corp. +/(1)/..................      462,555
   32,900 Scotts Co., Class A +................    1,957,221
                                                ------------
                                                   6,466,898
                                                ------------
          HUMAN RESOURCES - 0.72%
   15,100 Cross Country Healthcare, Inc. +/(1)/      224,990
   39,200 Kforce, Inc. +/(1)/..................      331,240
  182,800 MPS Group, Inc. +....................    1,681,760
   78,600 Resources Connection, Inc. +.........    2,152,068
   26,600 Spherion Corp. +.....................      237,804
                                                ------------
                                                   4,627,862
                                                ------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          INFORMATION PROCESSING -
          HARDWARE - 1.13%
  151,400 Avocent Corp. +...................... $  5,797,106
   40,600 Mercury Computer Systems, Inc. +.....      972,370
   40,100 Synaptics, Inc. +....................      548,167
                                                ------------
                                                   7,317,643
                                                ------------
          INFORMATION PROCESSING -
          SERVICES - 5.57%
  205,375 Aeroflex, Inc. +.....................    2,606,209
   74,700 BISYS Group, Inc. +..................    1,114,524
   52,500 Black Box Corp./(1)/.................    2,296,875
   57,200 CACI International, Inc., Class A +..    2,846,844
   71,425 Cadence Design Systems, Inc. +.......    1,194,940
   15,200 Catapult Communications Corp. +......      229,824
  139,700 Ciber, Inc. +........................    1,272,667
   62,400 Factset Research Systems, Inc./(1)/..    2,586,480
   66,400 FileNET Corp. +......................    1,739,016
   70,700 Internet Security Systems, Inc. +....    1,199,779
   48,650 j2 Global Communications, Inc. +/(1)/    1,382,633
  162,100 Jack Henry & Associates, Inc.........    3,358,712
  117,150 Kronos, Inc. +.......................    4,588,765
   43,175 Manhattan Associates, Inc. +/(1)/....    1,313,815
  135,700 MatrixOne, Inc. +....................      807,415
   45,350 Netscreen Technologies, Inc. +.......    1,142,820
  117,575 RadiSys Corp. +......................    2,163,380
  149,500 Riverstone Networks, Inc. +/(1)/.....      164,450
   94,620 Secure Computing Corp. +/(1)/........    1,422,139
   28,500 SonicWALL, Inc. +/(1)/...............      227,715
   62,227 United Online, Inc. +/(1)/...........    1,133,154
   21,700 Verisity, Ltd. +/(1)/................      278,194
   31,100 Websense, Inc. +/(1)/................      842,499
                                                ------------
                                                  35,912,849
                                                ------------
          INFORMATION PROCESSING -
          SOFTWARE - 3.86%
   53,900 Actuate Corp. +/(1)/.................      169,785
   82,925 Altiris, Inc. +/(1)/.................    2,557,407
   41,000 Ansys, Inc. +/(1)/...................    1,582,190
   35,700 Autodesk, Inc........................      828,954
   29,900 Concord Communications, Inc. +.......      661,986
   94,225 Concur Technologies, Inc. +..........      937,539
   59,000 Global Payments, Inc.................    2,678,600
   50,050 Hyperion Solutions Corp. +...........    1,660,659
  377,925 Lionbridge Technologies, Inc. +/(1)/.    4,081,590

--------------------------------------------------------------------------------

                                                              November 30, 2003

62

       SMALL CAP FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - Continued
   74,875 Mantech International Corp.,
           Class A +/(1)/..................... $  1,920,544
   20,800 Mercury Interactive Corp. +.........      973,440
   59,500 Netegrity, Inc. +/(1)/..............      728,875
   40,900 NetIQ Corp. +.......................      490,391
   33,600 Packeteer, Inc. +...................      637,358
   62,067 Progress Software Corp. +...........    1,300,924
   35,400 Quest Software, Inc. +/(1)/.........      525,690
   33,200 Red Hat, Inc. +.....................      440,896
   17,200 RSA Security, Inc. +/(1)/...........      252,840
   45,500 SPSS, Inc. +........................      881,335
   54,353 Verity, Inc. +......................      780,509
   11,000 WebEx Communications, Inc. +/(1)/...      217,360
   89,000 Wind River Systems, Inc. +..........      579,390
                                               ------------
                                                 24,888,262
                                               ------------
          INSURANCE - 3.96%
   70,925 AMERIGROUP Corp. +/(1)/.............    3,114,317
   53,700 Brown & Brown, Inc..................    1,688,865
   42,300 Harleysville Group, Inc.............      829,080
  147,300 Horace Mann Educators Corp..........    1,990,023
    8,400 Markel Corp. +......................    2,160,900
  152,300 Ohio Casualty Corp. +/(1)/..........    2,590,623
   53,500 PartnerRe, Ltd......................    2,981,020
  125,125 Platinum Underwriters
           Holdings, Ltd./(1)/................    3,775,021
   63,000 Selective Insurance Group, Inc./(1)/    2,041,830
   24,100 Triad Guaranty, Inc. +/(1)/.........    1,124,265
   65,475 W.R. Berkley Corp...................    2,235,971
   29,100 WellChoice, Inc. +..................      990,273
                                               ------------
                                                 25,522,188
                                               ------------
          LEISURE AND TOURISM - 8.97%
   60,200 Alloy, Inc. +/(1)/..................      323,876
   34,950 Applebee's International, Inc.......    1,352,915
   84,700 Brunswick Corp......................    2,545,235
   27,600 CEC Entertainment, Inc. +...........    1,387,728
   57,500 Cheesecake Factory, Class A +.......    2,493,200
   21,400 Chicago Pizza & Brewery, Inc. +/(1)/      304,522
  122,200 Choice Hotels International, Inc. +.    4,319,770
  203,905 Fairmont Hotels & Resorts, Inc......    5,617,583
   81,850 Hollywood Entertainment Corp. +.....    1,118,071
  239,900 Macrovision Corp. +.................    5,493,710

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          LEISURE AND TOURISM - Continued
  192,475 Marvel Enterprises, Inc. +/(1)/....... $  5,535,581
   66,500 Polaris Industries, Inc./(1)/.........    5,730,305
  135,337 Rare Hospitality International, Inc. +    3,383,425
   77,275 Red Robin Gourmet Burgers, Inc. +/(1)/    2,080,243
  201,085 Ruby Tuesday, Inc.....................    5,855,595
  115,674 SCP Pool Corp. +......................    4,143,443
   65,150 Sonic Corp. +.........................    2,011,180
  123,575 UTI Worldwide, Inc./(1)/..............    4,139,762
                                                 ------------
                                                   57,836,144
                                                 ------------
          MACHINERY - 2.90%
  165,700 Actuant Corp., Class A +..............    5,144,985
   38,675 CARBO Ceramics, Inc...................    1,689,711
    9,600 Cuno, Inc. +..........................      409,056
   43,000 Graco, Inc............................    1,657,650
   18,200 IDEX Corp.............................      718,536
   81,300 Insituform Technologies, Inc.,
           Class A +/(1)/.......................    1,223,565
   71,100 Ionics, Inc. +/(1)/...................    2,285,865
   43,650 Jacobs Engineering Group, Inc. +......    2,005,281
   23,800 Joy Global, Inc. +....................      499,800
   75,400 Layne Christensen Co. +...............      784,160
   54,300 Lindsay Manufacturing Co./(1)/........    1,323,291
   61,975 Wabtec Corp...........................      969,909
                                                 ------------
                                                   18,711,809
                                                 ------------
          MEDICAL - BIOMEDICAL/GENE - 0.20%
    7,200 Alexion Pharmaceuticals, Inc. +/(1)/..      135,000
   32,900 Decode Genetics, Inc. +...............      275,373
   60,800 Exelixis, Inc. +......................      409,184
   27,600 Myriad Genetics, Inc. +/(1)/..........      326,232
   11,500 Regeneron Pharmaceuticals, Inc. +/(1)/      148,120
                                                 ------------
                                                    1,293,909
                                                 ------------
          MEDICAL TECHNOLOGY - 1.58%
   77,700 Alkermes, Inc. +/(1)/.................    1,016,316
  207,475 Andrx Corp. +.........................    4,556,151
   20,300 DJ Orthopedics, Inc. +................      526,785
   18,700 Incyte Genomics, Inc. +...............      113,135
   46,670 Integra LifeSciences Corp. +/(1)/.....    1,464,971
   34,000 Lifeline Systems, Inc. +/(1)/.........    1,190,000
   12,300 Nektar Therapeutics +/(1)/............      162,114

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          MEDICAL TECHNOLOGY - Continued
   76,800 Noven Pharmaceuticals, Inc. +..... $  1,054,464
    8,100 Thoratec Corp. +/(1)/.............      114,129
                                             ------------
                                               10,198,065
                                             ------------
          MERCHANDISING - SPECIALTY - 0.36%
   69,060 Petco Animal Supplies, Inc. +.....    2,310,748
                                             ------------
          METALS - 0.85%
   17,900 Gibraltar Steel Corp..............      436,402
   85,900 Harsco Corp.......................    3,406,794
   52,100 Lihir Gold, Ltd...................       59,233
   48,700 Material Sciences Corp. +.........      462,163
   20,100 NN, Inc...........................      233,562
   19,200 Reliance Steel & Aluminum Co......      566,016
   16,200 Steel Dynamics, Inc. +............      324,324
                                             ------------
                                                5,488,494
                                             ------------
          MISCELLANEOUS - 0.19%
   81,800 Meridian Gold Incorporated +......    1,205,732
                                             ------------
          MOBILE HOMES - 0.04%
    5,100 Winnebago Industries, Inc./(1)/...      281,877
                                             ------------
          OIL AND GAS - 3.76%
   39,200 Atwood Oceanics, Inc. +/(1)/......    1,007,048
    6,400 Cooper Cameron Corp. +............      277,824
  115,600 FMC Technologies, Inc. +..........    2,459,968
   70,400 Forest Oil Corp. +................    1,763,520
  176,100 Grant Prideco, Inc. +.............    2,051,565
   24,600 Hydril Co. +/(1)/.................      587,202
   45,200 Key Energy Services, Inc. +.......      411,772
   24,400 Lone Star Technologies, Inc. +....      337,940
   58,000 Noble Energy, Inc.................    2,299,700
   53,400 Pioneer Natural Resources Co. +...    1,514,424
   68,125 Pride International, Inc. +.......    1,086,594
   78,450 Quicksilver Resources, Inc. +/(1)/    2,362,129
   61,500 Seacor Smit, Inc. +...............    2,345,610
   18,100 Smith International, Inc. +.......      679,474
  250,850 Superior Energy Services, Inc. +..    2,127,208
   54,000 Tom Brown, Inc. +.................    1,509,840
   43,200 Ultra Petroleum Corp. +...........      823,392
   38,400 W-H Energy Services, Inc. +.......      572,160
                                             ------------
                                               24,217,370
                                             ------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             63

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          PAPER/FOREST PRODUCTS - 0.26%
  106,300 Buckeye Technologies, Inc. +...... $  1,085,323
   19,500 Constar International, Inc. +.....       99,450
    7,100 Potlatch Corp./(1)/...............      228,975
   14,300 Smurfit-Stone Container Corp. +...      233,948
                                             ------------
                                                1,647,696
                                             ------------
          POLLUTION CONTROL - 1.56%
   80,365 Stericycle, Inc. +................    3,970,031
  128,274 Tetra Tech, Inc. +................    3,270,987
   77,005 Waste Connections, Inc. +.........    2,849,185
                                             ------------
                                               10,090,203
                                             ------------
          PUBLISHING - 1.04%
   61,400 Consolidated Graphics, Inc. +.....    1,845,070
   68,300 New England Business Service, Inc.    2,049,000
   84,115 Scholastic Corp. +................    2,790,936
                                             ------------
                                                6,685,006
                                             ------------
          REAL ESTATE INVESTMENT
          TRUSTS - 1.85%
   57,700 Arden Realty, Inc.................    1,685,994
   62,800 EastGroup Properties, Inc.........    1,956,220
    7,400 Essex Property Trust, Inc.........      473,230
   60,600 Gables Residential Trust..........    1,957,380
   56,700 Glenborough Realty Trust, Inc.....    1,114,155
   44,100 Lasalle Hotel Properties..........      801,738
   25,500 Manufactured Home
           Communities, Inc.................      991,950
    4,000 Parkway Properties, Inc...........      171,920
   20,100 Reckson Associates Realty Corp....      482,400
   73,900 Washington Real Estate
           Investment Trust.................    2,267,252
                                             ------------
                                               11,902,239
                                             ------------
          RETAIL - 4.89%
  188,000 Casey's General Stores, Inc.......    3,284,360
   80,945 Cost Plus, Inc. +.................    3,785,798
   20,600 Finish Line, Inc., Class A +......      630,566
  107,600 Great Atlantic & Pacific
           Tea Co., Inc. +/(1)/.............      817,760
  100,500 Guitar Center, Inc. +/(1)/........    2,921,535
  152,530 Insight Enterprises, Inc. +.......    2,852,311
   37,925 Krispy Kreme Doughnuts, Inc. +....    1,568,957
   76,725 Leapfrog Enterprises, Inc. +/(1)/.    2,409,165

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          RETAIL - Continued
   51,400 Linens 'N Things, Inc. +............ $  1,511,674
   22,200 MarineMax, Inc. +...................      421,800
  115,550 Movie Gallery, Inc. +/(1)/..........    2,044,079
   50,100 Neiman Marcus Group, Inc., Class A +    2,700,390
   43,175 Tractor Supply Co. +/(1)/...........    1,879,839
   73,600 Tuesday Morning Corp. +.............    2,352,256
   27,400 Ultimate Electronics, Inc. +/(1)/...      226,050
   32,300 United Stationers, Inc. +...........    1,303,305
   12,350 Whole Foods Market, Inc. +..........      811,272
                                               ------------
                                                 31,521,117
                                               ------------
          RETIREMENT/AGED CARE - 0.07%
   14,000 Sunrise Assisted Living, Inc. +/(1)/      483,280
                                               ------------
          SAVINGS & LOAN - 0.01%
    4,600 Frankfort First Bancorp, Inc........       94,300
                                               ------------
          SCHOOLS - 1.05%
   27,375 Corinthian Colleges, Inc. +.........    1,750,084
   55,300 Education Management Corp. +........    3,738,280
   11,350 Strayer Education, Inc..............    1,268,135
                                               ------------
                                                  6,756,499
                                               ------------
          SEMICONDUCTORS - 5.85%
  120,200 Actel Corp. +.......................    3,294,682
   22,000 Amis Holdings, Inc. +...............      408,320
      200 Applied Micro Circuits Corp. +......        1,292
  154,600 Artisan Components, Inc. +/(1)/.....    3,195,427
   77,400 ATMI, Inc. +/(1)/...................    1,780,200
  126,700 Brooks Automation, Inc. +...........    3,078,810
   25,600 Emulux Corp. +......................      755,200
  348,575 Entegris, Inc. +....................    4,475,703
   81,100 Exar Corp. +........................    1,572,529
  155,800 Fairchild Semiconductor
           International, Inc., Class A +.....    4,050,800
   13,800 Lattice Semiconductor Corp. +.......      130,686
   10,000 Microsemi Corp. +...................      242,300
  104,600 MKS Instruments, Inc. +.............    2,898,466
  109,900 Mykrolis Corp. +....................    1,740,816
   19,025 Omnivision Technologies, Inc. +/(1)/    1,239,669
  254,950 Semtech Corp. +.....................    6,195,285
   78,575 Sigmatel, Inc. +....................    2,124,668
   28,400 Tessera Technologies, Inc. +........      518,300
                                               ------------
                                                 37,703,153
                                               ------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          TELECOMMUNICATIONS - 2.76%
   88,500 Harris Corp........................... $  3,431,145
  102,950 KVH Industries, Inc. +/(1)/...........    3,247,043
   30,300 PECO II, Inc. +.......................       36,663
  193,475 Powerwave Technologies, Inc. +/(1)/...    1,441,389
  270,000 PTEK Holdings, Inc. +/(1)/............    2,354,400
   29,025 SafeNet, Inc. +/(1)/..................      964,791
   44,100 Spectrasite, Inc. +...................    1,547,910
  730,125 Stratex Networks, Inc. +..............    2,599,245
    6,207 Stratos Lightwave, Inc. +/(1)/........       46,490
   32,500 Tekelec +.............................      542,750
   34,400 West Corp. +..........................      815,280
   40,100 Western Wireless Corp., Class A +/(1)/      748,667
                                                 ------------
                                                   17,775,773
                                                 ------------
          TEXTILE - PRODUCTS - 0.28%
    1,700 Culp, Inc. +/(1)/.....................       19,142
    6,800 Dan River, Inc., Class A +/(1)/.......        5,236
   50,100 G&K Services, Inc., Class A...........    1,814,622
                                                 ------------
                                                    1,839,000
                                                 ------------
          THERAPEUTICS - 1.25%
   11,500 Abgenix, Inc. +/(1)/..................      129,605
   30,800 Amylin Pharmaceuticals, Inc. +/(1)/...      806,036
    8,700 CV Therapeutics, Inc. +/(1)/..........      156,339
   27,000 Medicines Co. +.......................      738,990
   64,500 MGI Pharma, Inc. +/(1)/...............    2,474,865
   34,400 Neurocrine Biosciences, Inc. +........    1,817,352
   25,700 NPS Pharmaceuticals, Inc. +/(1)/......      775,626
    4,800 Onyx Pharmaceuticals, Inc. +..........      138,144
   22,500 Trimeris, Inc. +/(1)/.................      513,675
   32,200 Tularik, Inc. +/(1)/..................      482,356
                                                 ------------
                                                    8,032,988
                                                 ------------
          UTILITIES - COMMUNICATION - 0.12%
   20,400 Commonwealth Telephone
           Enterprises, Inc. +/(1)/.............      767,448
                                                 ------------
          UTILITIES - ELECTRIC - 0.37%
   52,400 Cleco Corp............................      931,672
   53,200 El Paso Electric Co. +................      675,640
   33,100 UniSource Energy Corp.................      811,943
                                                 ------------
                                                    2,419,255
                                                 ------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

64

  NUMBER                                                       MARKET
 OF SHARES                                                     VALUE
-------------------------------------------------------------------------
             UTILITIES - GAS, DISTRIBUTION - 1.15%
    385,325  National-Oilwell, Inc. +...................... $  7,413,653
                                                            ------------
             WATER SERVICES - 0.00%
      3,200  Waterlink, Inc. +.............................          160
                                                            ------------
             TOTAL COMMON STOCK
             (Cost $528,887,509)...........................  628,055,438
                                                            ------------
    PAR
   VALUE
-------------
             SHORT-TERM INVESTMENTS - 18.03%
             COLLECTIVE INVESTMENT POOL - 15.14
$97,638,894  Securities Lending Quality Trust/(2)/.........   97,638,894
                                                            ------------
             REGISTERED INVESTMENT
             COMPANIES - 0.58%
  3,742,480  T. Rowe Price Reserve Investment Fund.........    3,742,480
                                                            ------------
             COMMERCIAL PAPER - 2.31%
  8,119,000  Cafco, LLC:
               1.04% due 12/1/03...........................    8,119,000
  1,290,000  Morgan Stanley
               1.04% due 12/1/03...........................    1,290,000
  5,500,000  Transamerica Finance Corp. Yrs 1+2:
               0.99% due 12/1/03...........................    5,500,000
                                                            ------------
                                                              14,909,000
                                                            ------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $116,290,374)...........................  116,290,374
                                                            ------------
             TOTAL INVESTMENTS
             (Cost $645,177,883) - 115.43%.................  744,345,812
             Other assets and liabilities,
              net - (15.43)%...............................  (99,520,761)
                                                            ------------
             NET ASSETS - 100%............................. $644,825,051
                                                            ------------
             + Non-income producing
             /(1)/ The security or a portion thereof is out
              on loan (see Note 2).
             /(2)/ The security is purchased with the
              cash collateral received from
              securities loaned.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

          SMALL CAP INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             65

 NUMBER                                                    MARKET
OF SHARES                                                  VALUE
---------------------------------------------------------------------
          COMMON STOCK - 85.96%
          ADVERTISING - 0.34%
   11,989 ADVO, Inc.................................... $     362,188
   12,039 APAC Customer Services, Inc. +...............        33,830
   15,388 Catalina Marketing Corp. +...................       285,140
    2,856 Cross Media Marketing Corp. +................             3
      353 Grey Global Group, Inc.......................       238,363
    7,950 R.H. Donnelley Corp. +.......................       319,987
    6,775 ValueVision Media, Inc., Class A +/(1)/......       105,012
                                                        -------------
                                                            1,344,523
                                                        -------------
          AEROSPACE/DEFENSE - 1.03%
   12,776 AAR Corp. +..................................       133,637
    8,169 Armor Holdings, Inc. +.......................       198,098
    3,311 Curtiss-Wright Corp..........................       271,204
    9,772 DRS Technologies, Inc. +.....................       258,958
    2,674 Ducommun, Inc. +.............................        59,550
    6,207 EDO Corp.....................................       129,106
    6,936 Engineered Support Systems, Inc..............       367,608
    8,355 Esterline Technologies Corp. +...............       193,669
    4,495 Fairchild Corp., Class A +...................        22,924
   12,581 Gencorp, Inc.................................       125,936
    5,261 Heico Corp./(1)/.............................        97,171
    4,351 Herley Industries, Inc. +/(1)/...............        84,061
    8,773 Kaman Corp., Class A.........................       112,909
    6,103 Moog, Inc., Class A +........................       265,480
    2,303 MTC Technologies, Inc. +.....................        68,975
   24,379 Northwest Airlines Corp., Class A +/(1)/.....       322,047
   18,486 Orbital Sciences Corp., Class A +/(1)/.......       169,517
    1,422 Sequa Corp., Class A +.......................        67,900
   12,907 Teledyne Technologies, Inc. +................       221,742
   31,855 Titan Corp. +................................       680,104
    5,730 Triumph Group, Inc. +........................       186,741
    4,121 United Industrial Corp.......................        70,263
                                                        -------------
                                                            4,107,600
                                                        -------------
          AIRLINES - 0.85%
   26,475 Airtran Holdings, Inc. +/(1)/................       390,771
    9,436 Alaska Air Group, Inc. +.....................       271,379
   11,943 America West Holdings Corp.,
           Class B +/(1)/..............................       180,339
   62,742 AMR Corp. +/(1)/.............................       804,980
   16,677 Atlantic Coast Airlines Holdings, Inc. +/(1)/       182,280
      270 Atlas Air Worldwide Holdings, Inc. +/(1)/....           181
   26,373 Continental Airlines, Inc., Class B +/(1)/...       491,856

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
-------------------------------------------------------------------
          AIRLINES - Continued
   12,066 ExpressJet Holdings, Inc. +................ $     189,557
   11,897 Frontier Airlines, Inc. +..................       192,494
    3,815 MAIR Holdings, Inc. +......................        29,032
   10,574 Mesa Air Group, Inc. +/(1)/................       127,417
    4,472 Old Dominion Freight Lines, Inc. +.........       142,523
   23,125 SkyWest, Inc...............................       398,906
                                                      -------------
                                                          3,401,715
                                                      -------------
          APPAREL & PRODUCTS - 2.24%
    7,645 Aeropostale, Inc. +........................       238,448
   20,951 American Eagle Outfitters, Inc. +..........       386,546
   17,892 AnnTaylor Stores Corp. +@..................       711,028
    1,883 Bebe Stores, Inc. +/(1)/...................        53,308
    2,653 Blair Corp.................................        66,325
    7,126 Brown Shoe Co., Inc........................       248,911
    3,007 Buckle, Inc................................        65,793
   12,117 Casual Male Retail Group, Inc. +/(1)/......       104,206
    6,693 Cato Corp., Class A........................       139,750
    4,549 Charlotte Russe Holding, Inc. +............        68,462
   40,882 Charming Shoppes, Inc. +...................       254,695
    2,473 Cherokee, Inc./(1)/........................        55,519
    5,027 Children's Place Retail Stores, Inc. +/(1)/       144,124
   14,106 Christopher & Banks Corp...................       381,567
    8,106 DHB Industries, Inc. +/(1)/................        60,957
    7,620 Dress Barn, Inc. +.........................       111,557
    7,683 Footstar, Inc. +/(1)/......................        38,645
    8,723 Genesco, Inc. +/(1)/.......................       141,313
    7,379 Goody's Family Clothing, Inc...............        78,365
    3,028 Guess ?, Inc. +............................        42,998
   11,793 Gymboree Corp. +...........................       200,599
      800 Hampshire Group, Ltd. +....................        24,824
   18,907 Hot Topic, Inc. +/(1)/.....................       563,429
    6,895 J. Jill Group, Inc. +/(1)/.................        87,842
    4,834 K-Swiss, Inc., Class A.....................       235,464
   10,531 Kellwood Co................................       402,705
    2,268 Kenneth Cole Productions, Inc.,
           Class A/(1)/..............................        67,813
    5,549 Maxwell Shoe Co., Class A +................        97,607
    9,939 Oakley, Inc................................       130,201
    3,155 OshKosh B'Gosh, Inc., Class A..............        68,148
    2,313 Oxford Industries, Inc./(1)/...............       157,932
   28,350 Pacific Sunwear of California, Inc. +@.....       645,246
   27,269 Payless ShoeSource, Inc. +.................       351,225
    1,468 Perry Ellis International, Inc. +/(1)/.....        35,615

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          APPAREL & PRODUCTS - Continued
   10,000 Phillips-Van Heusen Corp............. $     176,000
   21,769 Quiksilver, Inc. +...................       391,407
   10,557 Russell Corp.........................       194,143
    2,904 Shoe Carnival, Inc. +/(1)/...........        52,504
    7,457 Skechers U.S.A., Inc., Class A +/(1)/        55,406
    5,885 Stage Stores, Inc. +/(1)/............       181,552
    8,122 Stein Mart, Inc. +...................        72,367
    4,007 Steven Madden, Ltd. +................        85,670
   14,767 Stride Rite Corp.....................       170,854
   13,698 Too, Inc. +..........................       249,988
   16,370 Unifi, Inc. +........................        83,978
    7,220 Vans, Inc. +/(1)/....................        92,416
   13,882 Warnaco Group, Inc. +................       214,199
    8,948 Wet Seal, Inc. +/(1)/................        91,896
    1,125 Weyco Group, Inc.....................        36,563
   16,003 Wolverine World Wide, Inc............       332,702
                                                -------------
                                                    8,942,812
                                                -------------
          APPLIANCES/FURNISHINGS - 0.23%
    2,196 American Woodmark Corp./(1)/.........       114,192
    7,674 Applica, Inc.........................        56,020
    4,035 Bassett Furniture Industries, Inc....        66,174
    6,616 Emerson Radio Corp. +................        23,222
    9,010 Griffon Corp. +......................       175,875
    6,342 Haverty Furniture Cos., Inc..........       135,465
    1,220 Hooker Furniture Corp................        51,228
   17,453 Interface, Inc., Class A +...........        99,308
    8,828 Kimball International, Inc., Class B.       130,831
    1,971 Stanley Furniture Co., Inc...........        62,895
                                                -------------
                                                      915,210
                                                -------------
          AUTOMOTIVE - 1.49%
    9,553 Aaron Rents, Inc., Class B...........       202,524
   16,655 Acuity Brands, Inc...................       397,222
    5,633 Aftermarket Technology Corp. +.......        74,975
    1,628 America's Car Mart, Inc. +/(1)/......        47,798
    6,677 AO Smith Corp........................       234,630
    4,861 Asbury Automotive Group, Inc. +......        81,179
    2,649 ASV, Inc. +..........................        75,020
   12,580 Collins & Aikman Corp. +.............        44,911
   26,235 Cooper Tire & Rubber Co..............       524,962
   13,330 CSK Auto Corp. +.....................       243,139
    6,115 Dura Automotive Systems, Inc. +......        63,046
   60,483 Goodyear Tire & Rubber Co. +/(1)/....       408,260

--------------------------------------------------------------------------------

                                                              November 30, 2003

66

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
          AUTOMOTIVE - Continued
    6,558 Group 1 Automotive, Inc. +............... $     227,563
    9,804 Kaydon Corp..............................       239,414
    4,609 Keystone Automotive Industries, Inc. +...       112,321
    5,199 Lithia Motors, Inc., Class A.............       129,039
    5,623 Midas, Inc. +/(1)/.......................        85,188
    9,305 Modine Manufacturing Co..................       237,371
    3,787 Monro Muffler Brake, Inc. +..............        83,882
   12,145 Oshkosh Truck Corp., Class B.............       569,600
   19,267 Pep Boys-Manny, Moe & Jack...............       394,973
    2,863 Raytech Corp. +..........................        10,593
      561 Sports Resorts International, Inc. +/(1)/         2,923
    2,633 Standard Motor Products, Inc.,
           Class A.................................        26,462
    1,276 Strattec Security Corp. +................        75,922
    8,957 Superior Industries International, Inc...       398,407
    6,740 TBC Corp. +..............................       199,706
   16,802 Tenneco Automotive, Inc. +...............        93,251
   22,554 Tower Automotive, Inc. +.................       102,621
    6,403 United Auto Group, Inc...................       158,154
   52,437 Visteon Corp.............................       411,630
                                                    -------------
                                                        5,956,686
                                                    -------------
          AUTO - REPLACEMENT PARTS - 0.08%
   10,922 Sonic Automotive, Inc., Class A..........       245,199
   19,857 Valence Technology, Inc. +/(1)/..........        71,485
                                                    -------------
                                                          316,684
                                                    -------------
          BANKS - 7.54%
    5,080 1st Source Corp./(1)/....................       114,046
    3,915 ABC Bancorp..............................        65,850
    3,901 Alabama National Bancorp.................       210,654
    5,150 Allegiant Bancorp, Inc./(1)/.............       144,457
    9,968 Amcore Financial, Inc....................       271,628
    1,826 American National Bankshares, Inc./(1)/..        48,152
    3,683 AmericanWest Bancorp +...................        82,499
    3,350 Arrow Financial Corp./(1)/...............        92,963
    1,442 BancFirst Corp...........................        81,170
    2,685 BancTrust Financial Group, Inc...........        42,342
    5,299 Bank of Granite Corp.....................       126,858
    1,945 Bank of The Ozarks, Inc./(1)/............        82,468
    3,993 Banner Corp..............................       100,424
   25,533 Bay View Capital Corp. +.................       154,985
    8,052 Boston Private Financial
           Holdings, Inc./(1)/.....................       208,788

 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
          BANKS - Continued
    2,828 Bryn Mawr Bank Corp./(1)/............... $      67,165
    3,235 BSB Bancorp, Inc........................       104,652
    1,344 C&F Financial Corp./(1)/................        61,152
    3,212 Camden National Corp....................        93,148
    3,522 Capital City Bank Group, Inc./(1)/......       162,012
    1,984 Capital Corp. of the West +.............        75,690
    3,548 Capitol Bancorp, Ltd....................       102,182
    5,043 Cascade Bancorp.........................       102,877
    8,863 Cathay Bancorp, Inc.....................       460,876
    2,054 Cavalry Bancorp, Inc./(1)/..............        39,909
    1,729 CB Bancshares, Inc......................       109,411
    3,389 CCBT Financial Cos., Inc................        89,775
    3,017 Center Bancorp, Inc./(1)/...............        64,051
    1,853 Center Financial Corp...................        46,269
    3,275 Central Coast Bancorp +.................        60,588
    5,756 Central Pacific Financial Corp..........       158,866
    1,287 Century Bancorp, Inc., Class A/(1)/.....        47,889
    9,503 Chemical Financial Corp.................       344,484
   17,357 Citizens Banking Corp...................       547,093
    3,220 City Bank/(1)/..........................       109,738
    6,669 City Holding Co.........................       237,416
    1,463 CNB Financial Corp./(1)/................        65,762
    3,306 CoBiz, Inc./(1)/........................        59,640
    2,200 Columbia Bancorp........................        64,570
    3,027 Columbia Bankcorp/OR/(1)/...............        51,156
    5,360 Columbia Banking System, Inc............       112,560
    1,357 Commercial Bankshares, Inc./FL..........        45,568
   17,743 Commercial Federal Corp.................       479,061
    1,650 Community Bank of Northern Virginia/(1)/        31,350
    4,564 Community Bank Systems, Inc.............       222,267
    3,254 Community Bks., Inc.....................       126,092
   14,606 Community First Bankshares, Inc.........       416,563
    5,413 Community Trust Bancorp, Inc............       177,438
    3,100 Corus Bankshares, Inc...................       193,130
   13,223 CVB Financial Corp......................       270,675
    9,076 East West Bancorp, Inc..................       475,401
    1,945 Eastern Virginia Bankshares, Inc./(1)/..        60,198
    1,672 Exchange National Bancshares, Inc./(1)/.        59,189
    2,405 Farmers Capital Bank Corp...............        82,612
    1,641 FFLC Bancorp, Inc.......................        48,574
    3,347 Financial Institutions, Inc.............        87,859
    2,983 First Bancorp North Carolina............        92,473
    3,538 First Busey Corp., Class A/(1)/.........        95,561
   11,936 First Charter Corp./(1)/................       243,017

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
          BANKS - Continued
    1,676 First Citizens Banc Corp........... $      52,040
    2,448 First Citizens BancShares, Inc.,
           Class A...........................       270,235
   23,670 First Commonwealth Financial Corp..       344,398
    4,956 First Community Bancorp............       182,777
    3,847 First Community Bancshares, Inc....       141,108
    1,269 First Federal Financial of Kentucky        37,436
   12,993 First Financial Bancorp............       207,888
    5,491 First Financial Bankshares, Inc....       232,873
    5,450 First Financial Corp...............       162,301
    1,371 First M & F Corp...................        49,822
    7,377 First Merchants Corp...............       187,007
    3,080 First National Corp................        98,006
    2,578 First Oak Brook Bancshares, Inc.,
           Class A...........................        80,176
    1,357 First of Long Island Corp..........        58,093
    4,180 First Republic Bank................       155,705
    1,237 First South Bancorp, Inc./(1)/.....        45,905
    2,975 First State Bancorp................       102,608
    2,441 First United Corp..................        60,000
    2,167 Firstbank Corp./MI.................        69,344
    2,329 FNB Corp...........................        68,938
    1,982 FNB Corp., Inc.....................        45,427
    1,840 Foothill Independent Bancorp.......        41,952
    1,320 Franklin Financial Corp............        40,484
   24,427 Fremont General Corp./(1)/.........       426,984
    6,171 Frontier Financial Corp............       211,604
    1,785 GB&T Bancshares, Inc...............        41,466
    3,724 German American Bancorp/(1)/.......        69,043
    7,158 Glacier Bancorp, Inc...............       226,694
   14,133 Gold Banc Corp., Inc...............       186,556
    2,272 Great Southern Bancorp, Inc........        97,128
   19,398 Greater Bay Bancorp/(1)/...........       504,348
    2,072 Greater Community Bancorp..........        37,337
    2,348 Greene County Bancshares, Inc./(1)/        56,352
    5,370 Hancock Holding Co.................       307,432
    3,715 Hanmi Financial Corp...............        76,789
    9,538 Harleysville National Corp./(1)/...       293,580
    2,491 Heartland Financial USA, Inc.......        72,613
    4,506 Heritage Commerce Corp. +..........        56,325
    4,959 Humboldt Bancorp/(1)/..............        86,634
    2,690 Iberiabank Corp....................       155,966
    1,043 IBT Bancorp, Inc./Pa...............        55,216
    4,720 Independent Bank Corp. (MA)........       138,060

--------------------------------------------------------------------------------

November 30, 2003

                                                                             67

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
          BANKS - Continued
    7,938 Independent Bank Corp. (MI)........... $     231,393
    6,140 Integra Bank Corp.....................       137,229
    4,479 Interchange Financial Services Corp...       102,838
    6,250 Irwin Financial Corp./(1)/............       189,125
    4,822 Lakeland Bancorp, Inc./(1)/...........        77,152
    2,061 Lakeland Financial Corp...............        73,660
    1,875 LNB Bancorp, Inc......................        39,094
    6,937 Local Financial Corp.+................       137,838
    3,403 LSB Bancshares, Inc...................        64,215
    3,355 Macatawa Bank Corp....................        94,946
    5,356 Main Street Bks., Inc./(1)/...........       141,827
    2,390 Mainsource Financial Group, Inc.......        74,688
    4,607 MB Financial, Inc.....................       239,380
    6,416 MBT Financial Corp....................       114,718
    1,929 Mercantile Bank Corp..................        66,165
    1,610 Merchants Bancshares, Inc.............        47,495
    9,412 Mid-State Bancshares..................       243,300
    4,291 Midwest Banc Holdings, Inc............        93,973
    3,537 Nara Bancorp, Inc.....................        77,496
    1,409 National Bankshares, Inc./VA..........        69,393
    8,728 National Penn Bancshares, Inc./(1)/...       292,388
    2,679 NBC Capital Corp./(1)/................        72,708
   13,005 NBT Bancorp, Inc./(1)/................       284,549
   19,243 NetBank, Inc..........................       252,083
    1,164 Northern States Financial Corp./(1)/..        35,095
    1,320 Oak Hill Financial, Inc...............        40,920
      925 Old Point Financial, Corp./(1)/.......        30,525
    2,151 Old Second Bancorp, Inc...............       108,539
    3,255 Omega Financial Corp..................       123,690
    5,194 Oriental Financial Group, Inc.........       141,796
    2,829 PAB Bankshares, Inc./(1)/.............        42,774
   13,791 Pacific Capital Bancorp...............       509,577
    1,601 Pacific Union Bank....................        36,647
    2,676 Patriot Bank Corp.....................        59,541
    2,695 Peapack Gladstone Financial Corp./(1)/        83,545
    3,055 Pennrock Financial Services Corp......       100,051
    1,335 Penns Woods Bancorp, Inc..............        59,928
    4,053 Peoples Bancorp, Inc./(1)/............       115,348
    2,230 Peoples Holding Co....................       110,965
    2,279 PrivateBancorp, Inc...................        96,584
    5,145 Prosperity Bancshares, Inc./(1)/......       111,441
    9,212 Provident Bankshares Corp./(1)/.......       267,701
    7,347 R&G Financial Corp., Class B..........       277,790
   20,120 Republic Bancorp, Inc.................       276,650

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
          BANKS - Continued
    2,867 Republic Bancorp, Inc., Class A/(1)/... $      56,480
    3,032 Republic Bancshares, Inc...............        90,445
    1,794 Resource Bankshares Corp./VA...........        56,152
    6,272 Riggs National Corp....................       107,628
    1,719 Royal Bancshares of Pennsylvania, Inc.,
           Class A...............................        45,725
   10,562 S&T Bancorp, Inc.......................       320,874
    5,818 Sandy Spring Bancorp, Inc./(1)/........       232,138
    1,938 Santander Bancorp......................        47,597
    4,565 Seacoast Banking Corp. of Florida/(1)/.        80,846
    3,252 Second Bancorp, Inc....................        92,032
    1,511 Security Bank Corp./(1)/...............        46,569
    2,156 Shore Bancshares, Inc./(1)/............        90,768
    2,030 Sierra Bancorp.........................        34,490
   11,837 Silicon Valley Bancshares +/(1)/.......       434,773
    5,676 Simmons First National Corp., Class A..       150,584
   18,712 South Financial Group, Inc.............       533,292
    2,413 Southern Financial Bancorp, Inc........       101,949
    3,544 Southside Bancshares, Inc./(1)/........        60,868
   11,337 Southwest Bancorp of Texas, Inc........       433,414
    4,261 Southwest Bancorp, Inc.................        74,781
    2,691 State Bancorp, Inc.....................        60,278
    2,054 State Financial Services Corp.,
           Class A...............................        54,534
    5,201 Sterling Bancorp.......................       152,441
   15,892 Sterling Bancshares, Inc...............       201,987
    6,790 Sterling Financial Corp. (PA)/(1)/.....       191,003
    4,429 Suffolk Bancorp/(1)/...................       159,710
    2,092 Summit Bancshares, Inc.................        58,639
    2,178 Sun Bancorp, Inc./(1)/.................        45,411
    2,574 Sun Bancorp, Inc.-NJ +/(1)/............        58,301
   15,916 Susquehanna Bancshares, Inc............       423,684
    4,218 SY Bancorp, Inc./(1)/..................        94,357
    1,522 Taylor Capital Group, Inc..............        39,237
    9,405 Texas Regional Bancshares, Inc.,
           Class A...............................       349,866
    3,263 Tompkins Trustco, Inc..................       157,440
    2,106 TriCo Bancshares.......................        69,814
    7,432 Trust Co. of New Jersey................       254,174
   29,881 TrustCo Bank Corp. NY..................       416,840
    4,981 U.S.B. Holding Co., Inc................        96,631
   16,902 UCBH Holdings, Inc.....................       660,868
    6,571 UMB Financial Corp.....................       320,599
   11,329 Umpqua Holdings Corp...................       243,573

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
          BANKS - Continued
    3,047 Union Bankshares Corp..................... $      98,875
    7,318 United Community Bks., Inc./(1)/..........       247,056
    7,598 United National Bancorp...................       271,553
    2,580 United Security Bancshares/AL/(1)/........        78,690
    1,370 United Security Bancshares/CA/(1)/........        36,305
    8,671 Unizan Financial Corp.....................       186,426
    1,917 Virginia Commerce Bancorp +/(1)/..........        61,344
    2,872 Virginia Financial Group, Inc.............       109,280
   18,574 W Holding Co., Inc........................       491,282
    5,247 Washington Trust Bancorp, Inc.............       144,922
    1,962 Wayne Bancorp, Inc./OH....................        56,015
    7,214 WesBanco, Inc.............................       200,693
    6,443 West Bancorp./(1)/........................       115,008
    6,101 West Coast Bancorp/(1)/...................       132,636
    1,421 Western Sierra Bancorp +/(1)/.............        62,027
    6,980 Wintrust Financial Corp./(1)/.............       312,634
    3,139 Yadkin Valley Bank & Trust Co./(1)/.......        55,149
    3,323 Yardville National Bancorp................        76,097
                                                     -------------
                                                        30,091,437
                                                     -------------
          BEVERAGES - 0.12%
    2,939 Boston Beer Co., Inc., Class A +/(1)/.....        54,078
    1,448 Coca-Cola Bottling Co. Cons...............        77,772
      296 Farmer Brothers Co./(1)/..................        94,720
    1,421 Green Mountain Coffee, Inc. +.............        33,024
    1,449 National Beverage Corp. +.................        21,851
    4,222 Peet's Coffee & Tea, Inc. +/(1)/..........        71,014
    3,769 Robert Mondavi Corp., Class A +...........       131,915
                                                     -------------
                                                           484,374
                                                     -------------
          BROADCASTING - 0.75%
    4,863 4Kids Entertainment, Inc. +/(1)/..........       130,572
    3,353 Acme Communications, Inc. +...............        28,501
    1,636 Beasley Broadcast Group, Inc.,
           Class A +................................        24,249
    5,029 Crown Media Holdings, Inc., Class A +/(1)/        44,305
   17,270 Cumulus Media, Inc., Class A +............       329,857
   11,528 Digital Generation Systems, Inc. +........        21,557
   17,796 Emmis Communications Corp.,
           Class A +................................       403,257
    1,975 Fisher Communications, Inc. +.............        95,274
   16,002 Gray Television, Inc......................       207,386
    6,515 Liberty Corp..............................       289,592
   10,715 Lin TV Corp., Class A +...................       240,552

--------------------------------------------------------------------------------

                                                              November 30, 2003

68

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          BROADCASTING - Continued
    4,199 Lodgenet Entertainment Corp. +....... $      75,792
   20,084 Mediacom Communications Corp.,
           Class A +...........................       154,848
   11,873 Paxson Communications Corp. +........        56,990
    1,256 Pegasus Communications Corp.,
           Class A +/(1)/......................        25,208
    9,946 Pegasus Solutions, Inc. +/(1)/.......       118,158
   13,988 Regent Communications, Inc. +........        91,062
    5,443 Saga Communications, Inc.,
           Class A +...........................        95,089
    3,484 Salem Communications Corp.,
           Class A +...........................        86,299
   15,247 Sinclair Broadcast Group, Inc.,
           Class A +/(1)/......................       174,883
   12,689 Spanish Broadcasting System, Inc.,
           Class A +...........................       127,524
    4,859 World Wrestling Entertainment, Inc.,
           Class A.............................        55,976
    5,028 Young Broadcasting, Inc., Class A +..        99,806
                                                -------------
                                                    2,976,737
                                                -------------
          BUILDING MATERIALS - 0.94%
    8,943 Apogee Enterprises, Inc..............       105,796
    4,919 Barnes Group, Inc....................       147,226
    2,618 Centex Construction Productions, Inc.       153,415
    2,482 Drew Industries, Inc. +..............        66,865
    7,833 Elkcorp..............................       199,115
    4,828 Genlyte Group, Inc. +................       255,208
   17,584 Lennox International, Inc............       298,928
    7,161 LSI Industries, Inc..................        89,154
   11,425 Mathews International Corp., Class A.       325,270
    1,211 Mestek, Inc. +.......................        22,767
    7,514 NCI Building Systems, Inc. +.........       175,001
    6,573 Perini Corp. +.......................        59,223
   15,141 Shaw Group, Inc. +/(1)/..............       197,136
    5,958 Simpson Manufacturing Co., Inc. +....       293,134
    8,449 Texas Industries, Inc................       246,795
    2,994 Trex Co., Inc. +/(1)/................       110,628
   14,674 USG Corp. +/(1)/.....................       221,137
    7,530 Watsco, Inc..........................       174,997
   14,911 York International Corp..............       595,694
                                                -------------
                                                    3,737,489
                                                -------------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
          CHEMICAL - 1.73%
    3,563 Aceto Corp......................... $      68,762
   12,792 Albemarle Corp.....................       362,014
    7,919 Arch Chemicals, Inc................       181,266
    7,381 Cabot Microelectronics Corp. +/(1)/       391,857
   45,880 Crompton Corp......................       277,574
    5,858 Ethyl Corp. +......................       119,503
   14,240 Ferro Corp.........................       323,248
   14,119 FMC Corp. +........................       422,723
   11,175 Georgia Gulf Corp..................       318,264
   14,527 Great Lakes Chemical Corp..........       329,908
   11,386 H.B. Fuller Co.....................       303,665
   36,290 Hercules, Inc. +...................       364,352
    8,902 Hexcel Corp. +/(1)/................        61,780
   10,863 MacDermid, Inc.....................       356,306
   25,469 Millennium Chemicals, Inc./(1)/....       275,575
    6,970 Minerals Technologies, Inc.........       372,547
    2,947 NL Industries, Inc.................        52,692
    4,009 Octel Corp.........................        77,654
   21,573 Olin Corp..........................       392,844
   11,375 Om Group Inc. +....................       275,389
   13,200 Omnova Solutions, Inc. +...........        48,180
   36,791 PolyOne Corp. +....................       218,906
    3,159 Quaker Chemical Corp...............        82,861
   11,825 Schulman (A), Inc..................       231,179
   42,003 Solutia, Inc.......................       115,508
    9,247 Spartech Corp......................       203,434
    2,064 Stepan Co..........................        51,724
    9,291 Symyx Technologies, Inc. +.........       185,355
   10,733 Valhi, Inc./(1)/...................       148,330
   26,294 W.R. Grace & Co. +.................        71,520
    6,648 WD-40 Co...........................       237,998
                                              -------------
                                                  6,922,918
                                              -------------
          COAL - 0.22%
   18,491 Arch Coal, Inc.....................       489,827
   24,656 Massey Energy Co...................       342,718
    2,508 Westmoreland Coal Co. +............        35,087
                                              -------------
                                                    867,632
                                              -------------
          COMMERCIAL SERVICES - 2.69%
    2,141 1-800 Contacts, Inc. +/(1)/........        45,282
    7,534 1-800-FLOWERS.COM, Inc.,
           Class A +.........................        88,223
   15,098 ABM Industries, Inc................       239,303

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
          COMMERCIAL SERVICES - Continued
    7,867 Administaff, Inc. +/(1)/.............. $     117,690
    3,895 Advisory Board Co. +..................       143,024
   14,881 Alderwoods Group, Inc. +..............       131,846
   11,940 Arbitron, Inc. +......................       509,838
    1,655 Blount International, Inc. +..........         9,947
    2,790 Central European
           Distribution Corp. +/(1)/............        87,662
    7,255 Central Parking Corp./(1)/............       101,207
   32,538 Century Business Services, Inc. +.....       151,302
    2,882 Ceradyne, Inc. +......................       123,090
    2,914 Charles River Associates, Inc. +......        95,142
    6,261 Clark, Inc. +.........................       102,743
    4,942 Cornell Cos., Inc. +..................        62,269
   14,043 Corrections Corp. of America +........       393,204
    5,328 CoStar Group, Inc. +..................       223,776
    3,249 CPI Corp..............................        74,890
   66,151 Crown Holdings, Inc. +................       496,133
   19,204 Dycom Industries, Inc. +..............       486,821
    6,700 Electro Rent Corp. +..................        93,130
    6,395 Euronet Worldwide, Inc. +/(1)/........       107,628
    7,642 First Consulting Group, Inc. +........        40,273
   16,525 FTI Consulting, Inc. +/(1)/...........       363,054
    5,170 Greif Brothers Corp., Class A.........       175,780
    3,755 Healthcare Services Group, Inc........        74,312
    2,202 ICT Group, Inc. +.....................        29,639
    8,991 iDine Rewards Network, Inc. +/(1)/....        98,002
    3,502 Insurance Auto Auctions, Inc. +.......        44,475
   12,696 Integrated Electrical Services, Inc. +        99,537
   14,470 Kroll, Inc. +.........................       346,557
    3,199 Landauer, Inc.........................       120,282
    2,777 Maritrans, Inc........................        46,126
    6,181 Maximus, Inc. +/(1)/..................       234,260
    3,047 McGrath Rent Corp.....................        83,457
    2,992 MemberWorks, Inc. +/(1)/..............        81,173
    5,316 Mobile Mini, Inc. +/(1)/..............       104,885
   16,769 Navigant Consulting, Inc. +/(1)/......       290,104
    8,948 Pacer International, Inc. +...........       187,282
   10,288 Parexel International Corp. +.........       190,122
    1,463 Petroleum Helicopters, Inc. +.........        36,209
   16,079 Plexus Corp. +........................       285,402
    6,304 Pre-Paid Legal Services, Inc. +/(1)/..       167,750
   15,678 PRG-Shultz International, Inc. +/(1)/.        77,606
    9,300 ProcureNet, Inc. /(3)/................            93
   29,363 Quanta Services, Inc. +/(1)/..........       224,627
    2,647 Raven Industries, Inc.................        73,296

--------------------------------------------------------------------------------

November 30, 2003

                                                                             69

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
          COMMERCIAL SERVICES - Continued
    8,470 Rent-Way, Inc. +...................... $      62,763
    6,576 Right Management Consultants, Inc. +..       117,513
    7,650 Rollins, Inc..........................       170,442
    3,941 Roto-Rooter, Inc......................       145,068
   47,864 Safeguard Scientifics, Inc. +.........       163,695
    2,100 SFBC International, Inc. +............        54,075
    4,338 Silgan Holdings, Inc. +...............       149,444
    4,881 SM&A +................................        57,547
   17,881 Sotheby's Holdings, Inc., Class A +...       207,420
    4,643 Source Interlink Cos., Inc. +/(1)/....        44,991
    6,116 Sourcecorp, Inc. +....................       149,597
    4,206 Startek, Inc..........................       162,646
    6,707 Stewart Information Services Corp.....       259,091
   13,905 TeleTech Holdings, Inc. +.............       139,745
   21,329 United Rentals, Inc. +................       395,013
    6,410 URS Corp. +...........................       146,148
    3,180 Volt Information Sciences, Inc. +.....        64,872
    3,712 Wackenhut Corrections Corp. +.........        80,365
   10,029 Washington Group
           International, Inc. +................       336,172
   13,215 Watson Wyatt & Co. Holdings, Class A +       317,424
   10,780 Wireless Facilities, Inc. +...........       156,633
                                                 -------------
                                                    10,739,117
                                                 -------------
          CONGLOMERATES - 0.09%
   14,109 Trinity Industries, Inc./(1)/.........       366,129
                                                 -------------
          CONSUMER SERVICE - 0.03%
    8,104 Advanta Corp., Class B................       104,055
                                                 -------------
          DRUGS - 2.02%
    5,592 aaiPharma, Inc. +/(1)/................       101,663
    5,287 Able Laboratories, Inc. +/(1)/........        97,968
   12,663 Adolor Corp. +........................       249,841
   15,523 Alpharma, Inc., Class A...............       312,788
   13,511 Alteon, Inc. +/(1)/...................        22,698
    7,898 Antigenics, Inc. +/(1)/...............        97,461
   14,615 Atherogenics, Inc. +..................       208,995
    8,240 Atrix Labs, Inc. +/(1)/...............       166,942
    8,306 AVI Biopharma, Inc. +/(1)/............        40,699
    5,148 Bentley Pharmaceuticals, Inc. +.......        63,063
   12,355 Biopure Corp., Class A +/(1)/.........        39,165
    3,758 Bone Care International, Inc. +.......        50,733
    3,256 Bradley Pharmaceuticals, Inc.,
           Class A +/(1)/.......................        76,581

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
          DRUGS - Continued
    5,018 Chronimed, Inc. +........................ $      45,062
    5,743 Cima Labs, Inc. +........................       189,404
    3,076 Collagenex Pharmaceuticals, Inc. +.......        31,867
   16,810 Corixa Corp. +/(1)/......................        95,649
   11,853 Cubist Pharmaceuticals, Inc. +/(1)/......       147,214
    5,043 D&K Healthcare Resources, Inc............        68,181
    3,304 Dendreon Corp. +/(1)/....................        26,168
   11,758 Durect Corp., Inc. +/(1)/................        26,456
   17,764 Encysive Pharmaceuticals, Inc. +.........       133,052
    8,126 First Horizon Pharmaceutical Corp. +.....        92,636
   18,833 Genta, Inc. +/(1)/.......................       189,272
    9,086 Guilford Pharmaceuticals, Inc. +/(1)/....        62,057
    1,783 Hi-Tech Pharmacal Co., Inc. +/(1)/.......        36,159
   15,201 Ilex Oncology, Inc. +....................       317,245
   16,280 ImmunoGen, Inc. +........................        77,004
   11,125 Impax Laboratories, Inc. +/(1)/..........       156,863
   15,059 Indevus Pharmaceuticals, Inc. +/(1)/.....        85,535
   11,246 Inspire Phamaceuticals, Inc. +...........       194,556
   17,819 Isis Pharmaceuticals, Inc. +/(1)/........       106,736
   12,181 K-V Pharmaceutical Co., Class A +........       317,924
    4,179 KOS Pharmaceuticals, Inc. +/(1)/.........       185,966
   17,434 La Jolla Pharmaceutical Co. +............        50,559
    2,353 Lannett Co., Inc. +/(1)/.................        42,166
   22,870 Ligand Pharmaceuticals, Inc.,
           Class B +/(1)/..........................       306,001
   20,352 Nabi Biopharmaceuticals +................       219,191
    3,679 Natures Sunshine Products, Inc...........        29,726
   20,660 NBTY, Inc. +.............................       524,764
    5,227 NeoPharm, Inc. +/(1)/....................        93,772
    2,423 Omega Protein Corp. +/(1)/...............        15,144
   15,542 OSI Pharmaceuticals, Inc. +/(1)/.........       462,064
    7,137 Pain Therapeutics, Inc. +................        43,536
    5,537 Penwest Pharmaceuticals Co. +/(1)/.......        85,270
   24,511 Perrigo Co...............................       369,871
    9,497 Pharmacopeia, Inc. +.....................       118,713
   13,861 Priority Healthcare Corp., Class B +/(1)/       317,833
    7,154 Salix Pharmaceuticals, Ltd. +............       136,141
   15,064 SciClone Pharmaceuticals, Inc. +/(1)/....       110,720
    9,822 Star Scientific, Inc. +/(1)/.............        19,939
   11,885 SuperGen, Inc. +/(1)/....................       125,624
    9,569 Tanox, Inc. +/(1)/.......................       143,918
   12,003 Theragenics Corp. +......................        58,935
    6,992 United Therapeutics Corp. +/(1)/.........       131,589
    3,540 USANA Health Sciences, Inc. +/(1)/.......       119,758

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
          DRUGS - Continued
   30,772 Vertex Pharmaceuticals, Inc. +......... $     268,947
    3,519 Virbac Corp. +/(3)(4)/.................        22,874
   13,533 Vivus, Inc. +..........................        48,989
    5,091 Zymogenetics, Inc. +/(1)/..............        67,761
                                                  -------------
                                                      8,047,408
                                                  -------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 4.20%
    6,725 Advanced Energy Industries, Inc. +/(1)/       177,540
    3,163 Analogic Corp..........................       132,846
   12,671 Artesyn Technologies, Inc. +/(1)/......        99,974
   19,339 Avista Corp............................       341,140
    4,405 BEI Technologies, Inc..................        77,836
    3,924 Bel Fuse, Inc., Class B................       113,835
    9,004 Belden, Inc............................       177,379
   14,824 Benchmark Electronics, Inc. +..........       544,486
    8,194 C&D Technologies, Inc..................       164,044
   12,648 C-COR.net Corp. +......................       149,246
   17,049 Cable Design Technologies Corp. +/(1)/.       173,218
   13,127 Checkpoint Systems, Inc. +/(1)/........       254,007
   11,761 Coherent, Inc. +.......................       281,558
   20,692 Commscope, Inc. +......................       330,244
   13,700 CTS Corp...............................       167,962
    6,206 Cubic Corp./(1)/.......................       183,573
   13,850 Cymer, Inc. +..........................       642,224
    5,687 Daktronics, Inc. +.....................       105,556
    6,683 Dionex Corp. +.........................       313,967
   11,008 DSP Group, Inc. +......................       265,183
   11,165 Electro Scientific Industries, Inc. +..       268,518
    5,248 Emcor Group, Inc. +....................       215,693
    4,161 Encore Wire Corp. +....................        70,487
    6,766 Energy Conversion Devices, Inc. +/(1)/.        58,188
   81,489 Enterasys Networks, Inc. +.............       349,588
    4,808 ESCO Technologies, Inc. +..............       204,340
    3,665 Excel Technology, Inc. +...............       115,447
    4,612 Fargo Electronics, Inc. +/(1)/.........        65,583
    9,800 FEI Co. +..............................       235,298
   13,226 Flir Systems, Inc. +...................       455,768
   13,632 FuelCell Energy, Inc. +/(1)/...........       183,487
   13,310 General Cable Corp. +/(1)/.............       112,203
    8,371 Gerber Scientific, Inc. +..............        69,563
    5,940 Global Imaging Systems, Inc. +/(1)/....       174,101
   21,539 Graftech International, Ltd. +.........       255,022
   24,255 Harmonic, Inc. +.......................       210,776

--------------------------------------------------------------------------------

                                                              November 30, 2003

70

 NUMBER                                            MARKET
OF SHARES                                          VALUE
----------------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - Continued
   10,415 Hypercom Corp. +..................... $      53,012
   34,294 Identix, Inc. +/(1)/.................       177,643
    6,230 Innovex, Inc. +/(1)/.................        58,562
    6,600 Intermagnetics General Corp. +.......       148,698
    8,241 Intertan, Inc. +.....................        80,350
    6,885 Invision Technologies, Inc. +/(1)/...       205,311
    8,170 Itron, Inc. +/(1)/...................       156,782
    4,893 Keithley Instruments, Inc............        88,319
   34,586 Kemet Corp. +........................       456,535
    7,707 Littelfuse, Inc. +...................       229,592
    8,389 Magma Design Automation, Inc. +/(1)/.       197,393
    6,506 Manufacturers Services, Ltd. +/(1)/..        39,687
    4,724 Medis Technologies, Ltd. +/(1)/......        42,280
   13,370 Methode Electronics, Inc., Class A...       171,537
    1,436 Metrologic Instruments, Inc. +/(1)/..        39,117
    5,516 Molecular Devices Corp. +............       109,382
   22,537 New Focus, Inc. +....................       110,206
   15,512 Newport Corp. +......................       264,169
   44,309 Oplink Communications, Inc. +........       105,899
    6,349 Optical Communication Products, Inc.,
           Class A +/(1)/......................        24,952
    5,180 OSI Systems, Inc. +/(1)/.............        96,244
    6,909 Park Electrochemical Corp............       176,525
   11,158 Paxar Corp. +........................       146,728
   10,162 Pemstar, Inc. +/(1)/.................        38,209
    6,408 Photon Dynamics, Inc. +/(1)/.........       261,510
   13,824 Pixelworks, Inc. +...................       182,477
    5,619 Planar Systems, Inc. +...............       133,732
    2,631 Powell Industries, Inc. +............        44,359
   25,433 Power-One, Inc. +....................       214,400
   13,023 Rayovac Corp. +/(1)/.................       234,284
    3,998 Research Frontiers, Inc. +/(1)/......        38,381
    2,504 Richardson Electronics, Ltd..........        25,541
    4,646 Rofin-Sinar Technologies, Inc. +.....       149,462
    6,396 Rogers Corp. +.......................       280,784
   10,393 SAFLINK, Corp. +/(1)/................        40,533
    5,858 SBS Technologies, Inc. +.............        85,820
    4,286 ScanSource, Inc. +/(1)/..............       187,470
   27,839 Silicon Image, Inc. +/(1)/...........       206,009
    9,940 Sipex Corp. +........................        93,436
    4,881 Sonic Solutions +/(1)/...............        92,104
    4,817 Standard Microsystems Corp. +........       129,096
    4,387 Standex International Corp...........       119,633

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
---------------------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - Continued
    5,095 Stoneridge, Inc. +........................ $      68,018
   20,010 Superconductor Technologies +.............       148,474
    2,160 Sypris Solutions, Inc.....................        29,484
   16,117 Technitrol, Inc. +........................       383,423
   17,122 Thomas & Betts Corp.......................       356,138
    3,808 Thomas Industries, Inc....................       120,028
   12,700 Trimble Navigation, Ltd. +................       385,191
    7,724 TTM Technologies, Inc. +..................       130,536
    5,833 Universal Display Corp. +/(1)/............        86,562
    5,459 Universal Electronics, Inc. +.............        74,510
   11,743 Varian, Inc. +............................       476,296
    7,706 Vicor Corp. +.............................        88,619
    4,479 Watts Industries, Inc., Class A...........        91,819
    6,387 Wesco International, Inc. +...............        57,164
    7,980 Wilson Greatbatch
           Technologies, Inc. +/(1)/................       334,362
    3,924 Woodhead Industries, Inc..................        66,630
    3,551 Woodward Governor Co......................       177,124
    8,125 X-Rite, Inc...............................        93,031
    6,333 Zygo Corp. +..............................       102,975
                                                     -------------
                                                        16,746,427
                                                     -------------
          FERTILIZERS - 0.17%
   15,025 Delta & Pine Land Co......................       379,381
   43,467 IMC Global, Inc...........................       316,005
                                                     -------------
                                                           695,386
                                                     -------------
          FINANCE COMPANIES - 0.52%
    3,874 Accredited Home Lenders
           Holding Co. +/(1)/.......................       120,288
   16,536 Charter Municipal Mtg.
           Acceptance Co............................       330,720
   13,433 Chittenden Corp...........................       458,603
    5,180 Credit Acceptance Corp. +/(1)/............        77,700
   17,937 E-Loan, Inc. +............................        55,963
    3,133 Federal Agricultural Mtg. Corp.,
           Class C +/(1)/...........................        89,259
    5,832 Financial Federal Corp. +.................       191,814
   11,376 Metris Cos., Inc./(1)/....................        50,737
    4,469 Portfolio Recovery Associates, Inc. +/(1)/       123,970
    1,579 United PanAm Financial Corp. +............        28,738
    5,628 Westcorp..................................       210,768

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
------------------------------------------------------------------
          FINANCE COMPANIES - Continued
    4,871 WFS Financial, Inc. +..................... $     203,121
    5,990 World Acceptance Corp. +..................       115,727
                                                     -------------
                                                         2,057,408
                                                     -------------
          FINANCIAL SERVICES - 0.92%
    7,946 Affiliated Managers Group, Inc. +.........       528,409
    4,569 American Home Mtg. Holdings, Inc./(1)/....       102,528
    2,257 Bankrate, Inc. +/(1)/.....................        30,876
    8,701 Coinstar, Inc. +/(1)/.....................       146,438
    5,344 CompuCredit Corp. +.......................       126,546
    9,439 eSpeed, Inc., Class A +...................       222,572
    2,804 First Albany Cos., Inc....................        38,838
    2,612 Gabelli Asset Management, Inc.,
           Class A/(1)/.............................        97,950
   18,944 Investment Technology Group, Inc. +.......       335,309
    2,199 iPayment, Inc. +..........................        56,690
   29,103 Knight Trading Group, Inc. +/(1)/.........       419,956
   11,239 MCG Capital Corp..........................       205,898
    5,591 Medallion Financial Corp..................        48,921
    3,100 National Processing, Inc. +...............        75,175
    7,286 NCO Group, Inc. +.........................       168,307
   11,350 New Century Financial Corp./(1)/..........       431,867
    3,396 Newtek Business Services, Inc. +..........        20,172
    2,775 PDI, Inc. +...............................        80,198
    5,931 Resource America, Inc.....................        77,281
    4,246 Sanders Morris Haris Group, Inc./(1)/.....        42,248
   10,865 Saxon Capital, Inc. +.....................       205,023
    6,576 Soundview Technology Group, Inc. +........       101,533
    5,613 SWS Group, Inc./(1)/......................       105,581
                                                     -------------
                                                         3,668,316
                                                     -------------
          FOODS - 0.99%
    1,402 Alico, Inc................................        48,930
    5,982 American Italian Pasta Co., Class A +/(1)/       227,316
      557 Arden Group, Inc..........................        42,282
   13,800 Chiquita Brands International, Inc. +/(1)/       292,422
   14,445 Corn Products International, Inc..........       500,664
   12,606 Flowers Foods, Inc........................       329,017
    8,938 Hain Celestial Group, Inc. +..............       206,200
    2,490 Horizon Organic Holding Corp. +/(1)/......        59,611
    7,045 International Multifoods Corp. +..........       125,612
   17,975 Interstate Bakeries Corp..................       283,106
    2,468 J&J Snack Foods Corp. +...................        88,848
    2,146 John B. Sanfilippo & Son, Inc. +/(1)/.....        85,411

--------------------------------------------------------------------------------

November 30, 2003

                                                                             71

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
          FOODS - Continued
    9,911 Lance, Inc............................ $     138,853
    4,085 M & F Worldwide Corp. +...............        56,577
    1,241 Maui Land & Pineapple Co., Inc. +/(1)/        38,843
    6,053 Pilgrims Pride Corp./(1)/.............        90,492
   11,592 Ralcorp Holdings, Inc. +..............       351,006
    2,392 Riviana Foods, Inc....................        70,540
    2,085 Sanderson Farms, Inc..................        71,682
      146 Seabord Corp..........................        33,653
   15,897 Sensient Technologies Corp............       299,658
    2,775 Tejon Ranch Co. +.....................       109,613
    7,683 United Natural Foods, Inc. +..........       294,950
    9,939 Wild Oats Markets, Inc. +.............       112,708
                                                 -------------
                                                     3,957,994
                                                 -------------
          FREIGHT - 1.11%
   15,473 Alexander & Baldwin, Inc..............       486,781
    2,398 Ambassadors International, Inc........        31,366
    8,710 Arkansas Best Corp....................       273,320
    2,935 Covenant Transport, Inc., Class A +...        55,295
   12,635 EGL, Inc. +...........................       232,105
    4,372 Forward Air Corp. +...................       124,340
   16,733 GATX Corp.............................       406,612
    5,446 Gulfmark Offshore, Inc. +/(1)/........        76,407
   12,135 Heartland Express, Inc................       294,516
    2,699 Interpool, Inc........................        41,025
    7,395 Kirby Corp. +.........................       221,850
    9,734 Knight Transportation, Inc. +.........       235,855
   11,810 Landstar System, Inc. +...............       425,160
    7,476 Offshore Logistics, Inc. +............       188,769
    6,173 Overseas Shipholding Group, Inc.......       173,770
    2,286 P.A.M. Transportation
           Services, Inc. +/(1)/................        44,691
    4,640 Roadway Corp./(1)/....................       236,640
    5,568 SCS Transportation, Inc. +............        92,596
    4,687 Seabulk International, Inc. +.........        41,011
    2,258 US Xpress Enterprises, Inc. Class A +.        30,144
   10,838 USF Corp..............................       357,979
   11,914 Yellow Corp. +/(1)/...................       364,211
                                                 -------------
                                                     4,434,443
                                                 -------------
          GAS & PIPELINE UTILITIES - 0.15%
   19,987 Atmos Energy Corp.....................       492,680
    4,444 Cascade Natural Gas Corp..............        88,880
                                                 -------------
                                                       581,560
                                                 -------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          MINING - 0.12%
   70,929 Coeur d'Alene Mines Corp. +.......... $     367,412
   15,614 Stillwater Mining Co. +..............       131,470
                                                -------------
                                                      498,882
                                                -------------
          HARDWARE & TOOLS - 0.10%
   12,909 Lincoln Electric Holdings, Inc.......       326,856
    4,105 Penn Engineering & Manufacturing
           Corp................................        67,322
                                                -------------
                                                      394,178
                                                -------------
          HEALTHCARE - 2.18%
   19,164 Accredo Health, Inc. +...............       596,000
   11,635 Advanced Medical Optics, Inc. +......       229,326
    6,159 Alaris Medical, Inc. +...............        97,990
    4,780 Alliance Imaging, Inc. +.............        18,403
    5,251 American Healthways, Inc. +/(1)/.....       243,226
    8,259 American Medical Systems
           Holdings, Inc. +....................       187,727
    4,715 Bruker BioSciences Corp. +/(1)/......        23,481
    3,092 Candela Corp. +......................        63,479
   12,212 Columbia Laboratories, Inc. +........        63,258
   12,401 Cooper Cos., Inc.....................       566,106
    2,604 Corvel Corp. +.......................        90,489
   24,653 Covance, Inc. + @....................       644,183
    4,258 Curative Health Services, Inc. +/(1)/        55,269
   16,068 Dade Behring Holdings, Inc. +........       543,098
    2,275 Dynacq Healthcare, Inc. +/(1)/.......        41,994
    5,125 Epix Medical, Inc. +.................        92,404
    2,378 Exactech, Inc. +.....................        37,453
   10,027 Gentiva Health Services, Inc. +......       131,053
    6,196 HealthExtras, Inc. +.................        78,070
   22,761 Hooper Holmes, Inc...................       139,525
    8,988 Intuitive Surgical, Inc. +...........       137,247
   10,523 Invacare Corp........................       410,397
   11,883 Inveresk Research Group, Inc. +......       261,545
    4,133 Inverness Medical
           Innovations, Inc. +/(1)/............        97,952
    4,729 Kindred Healthcare, Inc. +...........       243,969
    2,972 LabOne, Inc. +.......................        86,158
    3,720 Matria Healthcare, Inc. +............        76,000
    4,097 MedQuist, Inc. +.....................        63,053
   16,312 Mentor Corp./(1)/....................       359,679
    3,997 Micro Therapeutics, Inc. +...........        14,869
    8,901 MIM Corp. +..........................        62,752
    2,614 National Healthcare Corp. +/(1)/.....        52,933

 NUMBER                                         MARKET
OF SHARES                                       VALUE
----------------------------------------------------------
          HEALTHCARE - Continued
   12,827 Odyssey Healthcare, Inc. +........ $     456,769
    5,128 Option Care, Inc. +/(1)/..........        50,972
    7,236 PolyMedica Corp./(1)/.............       187,557
   18,393 Province Healthcare Co. +.........       281,965
    6,378 RehabCare Group, Inc. +/(1)/......       113,273
    9,225 Sola International, Inc. +........       180,810
   15,307 Sybron Dental Specialties, Inc. +.       440,995
    4,765 U.S. Physical Therapy, Inc. +/(1)/        70,141
    6,902 United Surgical Partners
           International, Inc. +............       220,864
   27,551 US Oncology, Inc. +...............       280,469
    4,614 VistaCare, Inc., Class A +/(1)/...       182,253
   14,575 VISX, Inc. +......................       356,796
    2,319 Vital Signs, Inc..................        76,133
                                             -------------
                                                 8,708,085
                                             -------------
          HEAVY DUTY TRUCKS/PARTS - 0.22%
    4,580 Bandag, Inc.......................       186,635
    4,110 Cascade Corp......................       110,148
   19,248 Federal Signal Corp...............       291,607
   10,295 Wabash National Corp. +/(1)/......       286,510
                                             -------------
                                                   874,900
                                             -------------
          HOME BUILDERS - 0.52%
    5,248 Beazer Homes USA, Inc. +/(1)/.....       560,014
    6,308 Brookfield Homes Corp.............       150,761
    1,494 Dominion Homes, Inc. +............        45,433
    4,130 M/I Schottenstein Homes, Inc......       158,386
    3,630 Meritage Corp. +..................       229,234
      666 Orleans Homebuilders, Inc. +/(1)/.        18,874
   12,918 Standard Pacific Corp.............       644,996
      928 Technical Olympic USA, Inc. +/(1)/        25,019
    6,757 WCI Communities, Inc. +...........       136,356
    1,682 William Lyon Homes, Inc. +/(1)/...       109,162
                                             -------------
                                                 2,078,235
                                             -------------
          HOSPITAL MANAGEMENT - 0.59%
    7,070 Amsurg Corp. +/(1)/...............       263,075
   36,589 Beverly Enterprises, Inc. +/(1)/..       286,492
   15,027 LifePoint Hospitals, Inc. +.......       448,706
   20,153 Orthodontic Centers of
           America, Inc. +/(1)/.............       142,885
    9,456 Pediatrix Medical Group, Inc. +...       507,409
    9,256 Select Medical Corp...............       331,827
   12,133 VCA Antech, Inc. +................       379,156
                                             -------------
                                                 2,359,550
                                             -------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

72

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
          HOSPITAL SUPPLIES - 1.09%
    3,648 Aaon, Inc. +....................... $      68,728
    7,278 Advanced Neuromodulation
           Systems, Inc. +...................       307,059
   17,731 Align Technology, Inc. +/(1)/......       319,335
    2,668 Ameron International Corp..........        88,044
    9,261 Arrow International, Inc...........       249,121
    7,114 ArthroCare Corp. +/(1)/............       175,004
    2,681 Closure Medical Corp. +/(1)/.......        95,176
    6,943 Conceptus, Inc. +/(1)/.............        90,259
   11,610 Conmed Corp. +.....................       246,829
    4,211 Datascope Corp.....................       146,459
    8,171 Diagnostic Products Corp...........       369,574
    4,232 ICU Medical, Inc. +/(1)/...........       144,269
    3,088 Kensey Nash Corp. +................        64,941
    7,203 Kyphon, Inc. +.....................       197,362
    3,110 Medical Action Industries, Inc. +..        51,626
    3,943 Meridian Bioscience, Inc...........        40,889
    6,629 Merit Medical Systems, Inc. +......       207,488
   13,193 OrthoLogic Corp. +.................        95,253
   12,634 Owens & Minor, Inc.................       267,967
   27,228 PSS World Medical, Inc. +..........       279,087
    5,706 SonoSite, Inc. +/(1)/..............       120,511
    6,860 STAAR Surgical Co. +/(1)/..........        75,398
   16,351 Techne Corp. +.....................       589,944
    1,622 Young Innovations, Inc.............        59,122
                                              -------------
                                                  4,349,445
                                              -------------
          HOUSEHOLD PRODUCTS - 0.59%
   24,723 American Greetings Corp., Class A +       522,150
    5,680 Chattem, Inc. +/(1)/...............        90,993
    1,860 CSS Industries, Inc................        55,261
    1,914 Del Laboratories, Inc. +/(1)/......        46,223
    4,739 Elizabeth Arden, Inc. +/(1)/.......        96,249
    1,365 Intermediate Parfums, Inc..........        27,764
   30,059 Jacuzzi Brands, Inc. +.............       193,880
    8,616 Jarden Corp. +/(1)/................       233,063
   11,148 John H. Harland Co.................       305,455
    4,938 Libbey, Inc........................       144,733
    1,883 National Presto Industries, Inc....        67,035
    5,836 Oneida, Ltd./(1)/..................        27,721
   11,886 Playtex Products, Inc. +...........        82,370
    4,084 Revlon, Inc., Class A +............         9,802
    3,603 Russ Berrie and Co., Inc...........       120,160

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          HOUSEHOLD PRODUCTS - Continued
   20,862 Tupperware Corp...................... $    321,483
                                                ------------
                                                   2,344,342
                                                ------------
          HUMAN RESOURCES - 0.54%
    7,257 AMN Healthcare Services, Inc. +/(1)/.      123,224
    4,890 CDI Corp.............................      165,771
    7,730 Cross Country Healthcare, Inc. +/(1)/      115,177
   13,380 Exult, Inc. +/(1)/...................       96,202
    5,499 Gevity HR, Inc./(1)/.................      123,727
    6,533 Heidrick & Struggles
           International, Inc. +...............      157,119
    2,971 Hudson Highland Group, Inc. +/(1)/...       59,955
    6,712 Kelly Services, Inc., Class A........      191,158
   12,726 Korn/Ferry International +/(1)/......      127,642
   16,052 Labor Ready, Inc. +/(1)/.............      182,993
    4,384 Medical Staffing Network
           Holdings, Inc. +/(1)/...............       42,744
   37,823 MPS Group, Inc. +....................      347,971
    7,900 Resources Connection, Inc. +.........      216,302
   23,785 Spherion Corp. +.....................      212,638
                                                ------------
                                                   2,162,623
                                                ------------
          INFORMATION PROCESSING -
          HARDWARE - 1.21%
   24,845 Advanced Digital Information Corp. +.      376,899
   11,750 Centillium Communications, Inc. +....       64,625
   24,906 Concurrent Computer Corp. +..........      100,371
   28,887 Cray, Inc. +/(1)/....................      302,447
    3,737 Digimarc Corp. +/(1)/................       52,729
   10,692 Dot Hill Systems Corp. +.............      182,298
    3,574 Drexler Technology Corp. +/(1)/......       53,467
    5,338 Electronics Boutique
           Holdings Corp. +/(1)/...............      129,927
   18,622 Electronics for Imaging, Inc. +......      513,967
   86,976 Gateway, Inc. +......................      387,913
    9,170 Hutchinson Technology, Inc. +........      298,667
   14,938 InFocus Corp. +......................      118,309
   20,590 Iomega Corp. +.......................      113,039
    9,436 Komag, Inc. +/(1)/...................      155,600
   21,394 Lexar Media, Inc. +..................      456,976
    8,480 Mercury Computer Systems, Inc. +.....      203,096
    5,580 Neoware Systems, Inc. +/(1)/.........       93,577
    3,368 Overland Storage, Inc. +.............       66,215
   13,729 PalmOne, Inc. +/(1)/.................      205,523

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
          INFORMATION PROCESSING -
          HARDWARE - Continued
    2,681 PC Connection, Inc. +/(1)/......... $      23,459
   56,673 Quantum Corp. +....................       179,087
    6,763 Radiant Systems, Inc. +............        48,017
    6,488 Sigma Designs, Inc. +/(1)/.........        38,474
   31,896 Silicon Storage Technology, Inc. +.       432,829
    3,074 SimpleTech, Inc. +.................        20,654
    1,890 Stratasys, Inc. +/(1)/.............        85,050
    6,545 Synaptics, Inc. +..................        89,470
    5,046 Virage Logic Corp. +...............        52,579
                                              -------------
                                                  4,845,264
                                              -------------
          INFORMATION PROCESSING -
          NETWORKING - 0.04%
  122,681 Corvis Corp. +/(1)/................       177,887
                                              -------------
          INFORMATION PROCESSING -
          SERVICES - 4.03%
   14,068 ActivCard Corp. +..................       122,251
   38,970 Adaptec, Inc. +....................       343,326
   20,956 Aeroflex, Inc. +...................       265,932
   11,238 Agilysys, Inc./(1)/................       126,540
   41,228 Akamai Technologies, Inc. +........       553,280
   12,481 Anixter International, Inc. +......       287,687
    2,603 Ansoft Corp. +.....................        32,459
    6,452 Anteon International Corp. +.......       246,208
   15,739 aQuantive, Inc. +..................       162,899
  107,679 Ariba, Inc. +/(1)/.................       340,266
   11,928 AsiaInfo Holdings, Inc. +/(1)/.....        83,019
   13,876 Ask Jeeves, Inc. +/(1)/............       268,084
   11,430 Autobytel, Inc. +..................       110,414
    6,087 Black Box Corp./(1)/...............       266,306
   11,522 CACI International, Inc., Class A +       573,450
    2,246 Catapult Communications Corp. +....        33,960
   20,276 Ciber, Inc. +......................       184,714
  148,065 CMG Information Services, Inc. +...       310,936
   40,527 CNET Networks, Inc. +..............       302,737
   12,158 Computer Horizons Corp. +..........        45,228
   10,826 Computer Network
           Technology Corp. + /(1)/..........       107,719
   20,973 CSG Systems International, Inc. +..       243,077
    4,090 Cyberguard Corp. +.................        35,129
    6,932 Datastream Systems, Inc. +.........        51,643
   11,659 Digital Insight Corp. +............       277,134
   11,353 Digital River, Inc. +..............       261,233

--------------------------------------------------------------------------------

November 30, 2003

                                                                             73

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - Continued
   14,110 Digital Think, Inc. +/(1)/........... $      42,048
    6,232 Digitas, Inc. +/(1)/.................        54,281
   47,281 Earthlink, Inc. +....................       453,898
    4,666 eCollege.com, Inc. +.................       103,585
   19,434 Entrust, Inc. +......................        82,983
   15,172 Epicor Software Corp. +/(1)/.........       187,981
   38,707 Extreme Networks, Inc. +.............       379,716
   13,639 FileNET Corp. +......................       357,205
    4,494 FindWhat.com +.......................        68,084
    5,557 Forrester Research, Inc. +...........       102,026
   14,855 Freemarkets, Inc. +..................        89,576
   31,327 Gartner, Inc., Class A +.............       404,745
    6,187 GSI Commerce, Inc. +/(1)/............        60,633
   17,035 Harris Interactive, Inc. +...........       117,541
    8,131 iGate Corp. +........................        51,713
   10,174 Infospace, Inc. +....................       267,067
   17,104 Intergraph Corp. +...................       434,442
    4,914 Interland, Inc. +....................        33,661
   14,899 Internet Security Systems, Inc. +....       252,836
    6,657 j2 Global Communications, Inc. +/(1)/       189,192
    9,250 Kana Software, Inc. +/(1)/...........        28,675
    7,689 Keynote Systems, Inc. +/(1)/.........        94,882
   11,914 Kronos, Inc. +.......................       466,671
   30,600 Looksmart, Ltd. +....................        45,594
    8,743 Manhattan Associates, Inc. +/(1)/....       266,049
    2,394 Marketwatch.com, Inc. +/(1)/.........        21,211
   17,242 MatrixOne, Inc. +....................       102,590
   27,041 Mentor Graphics Corp. +..............       396,151
    6,601 Micros Systems, Inc. +...............       285,559
   35,755 Mindspeed Technologies, Inc. +.......       239,201
    8,404 MTS Systems Corp.....................       156,062
    3,134 Neoforma, Inc. +/(1)/................        50,019
    9,949 Net2Phone, Inc. +/(1)/...............        62,679
    4,046 Netratings, Inc. +...................        40,945
    7,722 NetScout Systems, Inc. +/(1)/........        67,336
   11,820 NIC, Inc. +..........................        83,213
   10,497 NYFIX, Inc. +/(1)/...................        87,440
   19,185 Opsware, Inc. +/(1)/.................       147,724
    7,880 PCTEL, Inc. +........................        70,526
    3,428 PEC Solutions, Inc. +/(1)/...........        61,738
    3,862 Pegasystems, Inc. +/(1)/.............        30,896
   29,386 Perot Systems Corp., Class A +.......       364,386
    3,869 Pomeroy Computer Resources, Inc. +...        56,526

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - Continued
    9,991 Portal Software, Inc. +................ $      75,432
    9,534 ProQuest Co. +/(1)/....................       287,927
    7,113 RadiSys Corp. +........................       130,879
    9,541 Rainbow Technologies, Inc. +...........       118,308
   61,248 Redback Networks, Inc. +/(1)/..........        17,762
    7,256 Register.com, Inc. +...................        35,192
   31,019 Sapient Corp. +........................       174,327
    3,037 Schawk, Inc., Class A..................        41,303
   12,819 Secure Computing Corp. +...............       192,670
   81,974 Silicon Graphics, Inc. +/(1)/..........        92,631
    6,780 Sohu.com, Inc. +.......................       235,266
   20,674 SonicWALL, Inc. +/(1)/.................       165,185
    3,396 SRA International, Inc., Class A +.....       149,798
    9,572 Sykes Enterprises, Inc. +..............        87,488
    4,821 Synplicity, Inc. +/(1)/................        35,145
    2,549 Syntel, Inc............................        64,847
   13,496 Systems & Computer
           Technology Corp. +....................       206,489
    5,095 TheStreet.com, Inc. +..................        23,284
    5,611 Tier Technologies, Inc., Class B +/(1)/        43,822
   12,420 Trizetto Group, Inc. +.................        80,109
   13,550 Turnstone Systems, Inc. +..............        39,159
   16,153 Tyler Technologies, Inc. +.............       135,685
   17,131 United Online, Inc. +/(1)/.............       311,955
   26,488 ValueClick, Inc. +.....................       221,175
   35,924 Verso Technologies, Inc. +/(1)/........       138,307
   18,339 webMethods, Inc. +.....................       178,805
    7,884 Websense, Inc. +/(1)/..................       213,578
                                                  -------------
                                                     16,091,445
                                                  -------------
          INFORMATION PROCESSING -
          SOFTWARE - 4.30%
   12,828 Advent Software, Inc. +................       224,618
   17,343 Agile Software Corp. +.................       190,600
    9,684 Allscripts Heathcare Solutions, Inc. +.        52,584
    3,466 Altiris, Inc. +/(1)/...................       106,891
   16,933 American Management
           Systems, Inc. +.......................       252,471
    5,942 Ansys, Inc. +..........................       229,302
   23,417 Ascential Software Corp. +.............       592,450
   14,099 Aspen Technologies, Inc. +/(1)/........       108,421
   10,543 At Road, Inc. +/(1)/...................       132,736
    2,804 Atari, Inc. +..........................        11,496

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - Continued
   12,016 Avid Technology, Inc. +............. $     635,406
    5,968 Barra, Inc. +.......................       219,503
   28,387 Borland Software Corp. +............       247,535
   10,292 BroadVision, Inc. +/(1)/............        48,372
    4,965 CCC Information Services
           Group, Inc. +......................        83,710
   11,348 Cerner Corp. +/(1)/.................       506,461
    2,491 Computer Programs &
           Systems, Inc./(1)/.................        47,329
    6,536 Concord Communications, Inc. +......       144,707
    9,189 Concur Technologies, Inc. +/(1)/....        91,431
    4,451 Convera Corp., Class A +/(1)/.......        17,403
   11,915 Dendrite International, Inc. +......       203,746
   17,651 Documentum, Inc. +..................       529,530
   22,319 E.piphany, Inc. +...................       176,320
   11,338 Echelon Corp. +/(1)/................       136,623
   13,943 Eclipsys Corp. +....................       141,940
   18,754 eFunds Corp. +......................       325,382
    5,546 Embarcadero Technologies, Inc. +....        80,029
    5,107 EPIQ Systems, Inc. +/(1)/...........        89,117
   10,762 eResearch Technology, Inc. +/(1)/...       306,717
    8,916 F5 Networks, Inc. +/(1)/............       230,211
   13,632 FalconStor Software, Inc. +/(1)/....       108,374
       59 Globalscape, Inc. +.................             9
    3,610 Group 1 Software, Inc. +............        64,402
   14,625 Hyperion Solutions Corp. +..........       485,257
    6,919 IDX Systems Corp. +.................       177,126
    2,468 IMPAC Medical Systems, Inc. +.......        61,058
   25,672 Informatica Corp. +.................       289,580
   11,853 Infousa, Inc. +.....................       100,751
    3,897 Integral Systems, Inc. +............        83,552
   19,644 InteliData Technologies Corp. +/(1)/        32,413
    7,459 Inter-Tel, Inc......................       180,508
    7,177 InterCept, Inc. +/(1)/..............        75,861
   13,684 InterVoice-Brite, Inc. +............       143,135
   10,321 Interwoven, Inc. +/(1)/.............       154,609
   11,435 JDA Software Group, Inc. +..........       208,346
   20,718 Keane, Inc. +.......................       292,124
   16,985 Lawson Software, Inc. +.............       143,353
   13,191 Lionbridge Technologies, Inc. +.....       142,463
    5,314 Mantech International Corp.,
           Class A +..........................       136,304
   24,325 Manugistics Group, Inc. +...........       162,005
    7,031 MAPICS, Inc. +/(1)/.................        84,864

--------------------------------------------------------------------------------

                                                              November 30, 2003

74

 NUMBER                                          MARKET
OF SHARES                                        VALUE
--------------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - Continued
   21,945 Micromuse, Inc. +.................. $     176,657
    4,510 Microstrategy, Inc. +..............       243,540
    2,893 Mobius Management
           Systems, Inc. +/(1)/..............        43,424
    7,699 MRO Software, Inc. +...............       106,246
    9,612 MSC Software Corp. +/(1)/..........        94,678
    5,426 Nassda Corp. +.....................        38,253
   13,975 NDCHealth Corp.....................       373,831
   10,257 Netegrity, Inc. +/(1)/.............       125,648
   21,415 NetIQ Corp. +......................       256,766
    2,236 Nuance Communications, Inc. +......        17,821
    5,804 Omnicell, Inc. +...................        76,381
   24,159 Openwave Systems, Inc. +...........       290,633
    4,385 Opnet Technologies, Inc. +.........        78,886
    9,282 Packeteer, Inc. +..................       176,070
    3,614 PalmSource, Inc. +/(1)/............        92,482
   85,826 Parametric Technology Corp. +......       293,525
    5,790 PDF Solutions, Inc. +/(1)/.........        64,095
   10,764 Per-Se Technologies, Inc. +........       151,234
   23,125 Pinnacle Systems, Inc. +...........       192,862
   10,485 Progress Software Corp. +..........       219,766
   14,873 Pumatech, Inc. +...................        89,982
    4,102 QAD, Inc. +........................        50,578
    1,320 Quality Systems, Inc. +............        56,496
   15,753 Quest Software, Inc. +.............       233,932
   19,166 Raindance Communications, Inc. +...        51,173
    3,068 Renaissance Learning, Inc. +/(1)/..        71,178
   21,600 Retek, Inc. +......................       224,208
   11,755 Roxio, Inc. +/(1)/.................        63,595
   19,119 RSA Security, Inc. +/(1)/..........       281,049
   27,825 S1 Corp. +.........................       245,695
    5,543 Sanchez Computer Associates, Inc. +        24,112
   29,727 ScanSoft, Inc. +/(1)/..............       178,362
    9,523 Seachange International, Inc. +....       143,321
   19,245 SeeBeyond Technology Corp. +.......        74,671
    9,127 Serena Software, Inc. +/(1)/.......       175,421
    4,924 SPSS, Inc. +.......................        95,378
    2,947 SS&C Technologies, Inc.............        86,937
    7,045 Stellent, Inc. +...................        69,534
    9,927 SupportSoft, Inc. +/(1)/...........       145,530
   33,078 Sybase, Inc. +.....................       678,099
    5,441 Talx Corp./(1)/....................       142,554
   33,660 TIBCO Software, Inc. +.............       196,911
    6,960 Tradestation Group, Inc. +.........        62,222

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - Continued
   13,508 Transaction Systems Architects, Inc.,
           Class A +........................... $     265,837
    4,358 Ulticom, Inc. +......................        47,154
   10,744 Vastera, Inc. +/(1)/.................        41,902
    2,481 Verint Systems, Inc. +...............        57,510
    8,404 Verity, Inc. +.......................       120,681
   82,799 Vignette Corp. +.....................       191,266
   15,000 VitalWorks, Inc. +...................        74,850
    7,367 Vitria Technology, Inc. +/(1)/.......        41,845
   13,175 WatchGuard Technologies, Inc. +......        81,817
    9,655 WebEx Communications, Inc. +/(1)/....       190,783
   27,611 Wind River Systems, Inc. +...........       179,748
                                                -------------
                                                   17,136,264
                                                -------------
          INSURANCE - 2.20%
    9,254 21st Century Insurance Group #.......       129,556
   13,548 Alfa Corp............................       171,924
   19,991 Allmerica Financial Corp. +..........       546,754
    4,590 American Medical Security
           Group, Inc. +.......................       103,229
    3,492 American Physicians Capital, Inc. +..        57,618
    8,286 AMERIGROUP Corp. +...................       363,838
   15,677 AmerUs Group Co./(1)/................       563,588
    8,096 Argonaut Group, Inc. +...............       129,536
    3,036 Baldwin & Lyons, Inc., Class B.......        75,839
    7,117 Centene Corp. +/(1)/.................       218,492
   11,474 Citizens, Inc., Class A +............       113,593
    6,221 CNA Surety Corp. +...................        60,219
    9,285 Commerce Group, Inc./(1)/............       371,493
    4,310 Crawford & Co., Class B..............        31,248
    6,561 Delphi Financial Group, Inc.,
           Class A/(1)/........................       348,389
    1,309 Donegal Group, Inc., Class A.........        26,311
      927 EMC Insurance Group, Inc.............        18,957
    1,214 Enstar Group, Inc. +/(1)/............        51,897
    4,685 FBL Financial Group, Inc., Class A...       122,513
    3,179 Financial Industries Corp............        45,333
    2,676 Great American Financial
           Resources, Inc......................        40,541
   12,095 Harleysville Group, Inc..............       237,062
   12,049 Hilb, Rogal & Hamilton Co./(1)/......       350,626
   15,691 Horace Mann Educators Corp...........       211,985
    1,308 Independence Holding Co..............        29,077
    4,962 Infinity Property & Casualty Corp....       163,845

 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
          INSURANCE - Continued
    1,459 Kansas City Life Insurance Co........... $      70,762
    7,436 LandAmerica Financial Group, Inc........       382,210
    2,856 Midland Co..............................        60,490
      865 National Western Life Insurance Co.,
           Class A +..............................       122,354
    1,654 Navigators Group, Inc. +................        52,614
      868 NYMAGIC, Inc............................        23,288
   22,261 Ohio Casualty Corp. +/(1)/..............       378,660
    3,694 Penn-America Group, Inc.................        53,969
    6,245 Philadelphia Cons. Holding Corp. +......       316,184
   37,764 Phoenix Cos., Inc./(1)/.................       424,845
    8,584 PMA Capital Corp., Class A/(1)/.........        34,079
    8,273 Presidential Life Corp..................       119,959
    9,513 ProAssurance Corp. +....................       293,952
    7,264 RLI Corp................................       262,957
    3,801 Safety Insurance Group, Inc.............        67,468
   10,787 Selective Insurance Group, Inc..........       349,607
    9,340 Sierra Health Services, Inc. +/(1)/.....       255,916
    5,153 State Auto Financial Corp...............       133,926
    3,056 Triad Guaranty, Inc. +..................       142,562
   14,982 UICI +..................................       206,901
    2,883 United Fire & Casualty Co...............       115,320
    9,439 Universal American Financial Corp. +....        98,260
    8,967 USI Holdings Corp. +....................       114,419
    3,540 Zenith National Insurance Corp./(1)/....       115,581
                                                   -------------
                                                       8,779,746
                                                   -------------
          LEISURE AND TOURISM - 4.06%
    6,166 Action Performance Cos., Inc./(1)/......       119,744
   35,481 Activision, Inc. +......................       542,859
   19,799 Alliance Gaming Corp. +.................       518,734
   13,708 Alloy, Inc. +/(1)/......................        73,749
    2,080 Ambassadors Group, Inc..................        44,470
   12,452 AMC Entertainment, Inc. +...............       188,648
    4,295 Ameristar Casinos, Inc. +/(1)/..........        99,902
    5,950 Arctic Cat, Inc./(1)/...................       141,431
    9,139 Argosy Gaming Co. +.....................       231,582
   11,314 Aztar Corp. +...........................       251,736
   12,031 Bally Total Fitness Holding Corp. +/(1)/        84,217
   14,059 Bob Evans Farms, Inc....................       433,861
    9,990 Boca Resorts, Inc., Class A +...........       142,657
   12,845 Boyd Gaming Corp........................       210,144
    6,657 California Pizza Kitchen, Inc. +........       123,154
   26,392 Callaway Golf Co........................       433,621

--------------------------------------------------------------------------------

November 30, 2003

                                                                             75

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
          LEISURE AND TOURISM - Continued
      542 Carmike Cinemas, Inc. +/(1)/.......... $      19,756
    9,379 CEC Entertainment, Inc. +.............       471,576
  103,996 Charter Communications, Inc.,
           Class A +/(1)/.......................       418,064
    4,319 Chicago Pizza & Brewery, Inc. +/(1)/..        61,459
    7,869 Choice Hotels International, Inc. +...       278,169
    2,394 Churchill Downs, Inc..................        87,905
   18,874 CKE Restaurants, Inc. +/(1)/..........       132,118
    4,444 Dave & Buster's, Inc. +...............        61,816
    9,192 Dollar Thrifty Automotive
           Group, Inc. +........................       232,098
    3,363 Dover Downs Gaming &
           Entertainment, Inc...................        30,603
    5,816 Dover Motorsports, Inc................        24,311
   26,495 Extended Stay America, Inc............       392,126
    4,947 Gaylord Entertainment Co. +/(1)/......       148,855
    9,565 Handleman Co./(1)/....................       168,344
   21,318 Hollywood Entertainment Corp. +.......       291,204
    7,939 IHOP Corp.............................       309,621
   17,819 Insight Communications, Inc.,
           Class A +/(1)/.......................       173,557
    6,046 Isle of Capri Casinos, Inc. +.........       121,833
   13,657 Jack in the Box, Inc. +...............       284,748
    9,864 Jakks Pacific, Inc. +/(1)/............       134,052
    9,423 K2, Inc. +............................       144,172
   55,481 La Quinta Corp. +.....................       346,201
    8,669 Landry's Seafood Restaurants, Inc.....       212,564
    6,096 Lone Star Steakhouse & Saloon, Inc....       140,635
   16,440 Macrovision Corp. +...................       376,476
   15,775 Magna Entertainment Corp.,
           Class A +/(1)/.......................        74,143
    7,717 Marcus Corp...........................       115,369
    2,269 Marine Products Corp..................        37,098
   10,402 Midway Games, Inc. +/(1)/.............        35,159
    9,138 MTR Gaming Group, Inc. +..............       101,432
    4,262 Multimedia Games, Inc. +/(1)/.........       174,444
   11,443 Nautilus Group, Inc./(1)/.............       162,834
    5,050 Navigant International, Inc. +/(1)/...        70,195
    4,254 NetFlix, Inc. +/(1)/..................       208,446
    8,012 O'Charley's, Inc. +/(1)/..............       136,605
   11,155 Panera Bread Co., Class A +/(1)/......       434,822
    4,517 Papa John's International, Inc. +/(1)/       119,204
    4,034 Party City Corp. +....................        57,928
   12,347 Penn National Gaming, Inc. +..........       291,636
   10,144 PF Chang's China Bistro, Inc. +/(1)/..       547,573

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
          LEISURE AND TOURISM - Continued
    8,624 Pinnacle Entertainment, Inc. +........ $      78,737
    5,833 Playboy Enterprises, Inc., Class B +..        94,553
   14,787 Prime Hospitality Corp. +.............       162,953
   11,836 Rare Hospitality International, Inc. +       295,900
    5,371 RC2 Corp. +...........................       114,295
    3,512 Red Robin Gourmet Burgers, Inc. +/(1)/        94,543
   16,902 Ryan's Family Steakhouses, Inc. +.....       250,826
   19,766 Scientific Games Corp., Class A +.....       321,395
   11,992 SCP Pool Corp. +......................       429,553
    6,673 Shuffle Master, Inc. +/(1)/...........       199,589
   37,155 Six Flags, Inc. +.....................       250,796
   15,524 Sonic Corp. +.........................       479,226
    5,642 Speedway Motorsports, Inc.............       165,311
    8,879 Steak N Shake Co. +...................       156,270
    1,765 Steinway Musical Instruments, Inc. +..        42,184
   14,618 Take-Two Interactive Software, Inc. +.       483,856
    7,167 Thor Industries, Inc..................       437,044
   15,248 THQ, Inc. +/(1)/......................       245,340
   12,652 Tivo, Inc. +/(1)/.....................       105,518
    5,472 Trans World Entertainment Corp. +/(1)/        38,687
   13,254 Triarc Cos., Inc., Class B/(1)/.......       153,746
    7,511 Vail Resorts, Inc. +..................       114,393
    8,830 WMS Industries, Inc. +/(1)/...........       235,761
                                                 -------------
                                                    16,220,136
                                                 -------------
          MACHINERY - 2.62%
    8,478 Actuant Corp., Class A +..............       263,242
    2,164 Alamo Group, Inc......................        31,876
   10,655 Albany International Corp., Class A...       330,412
    6,823 Applied Industrial Technologies, Inc..       161,705
    5,952 Astec Industries, Inc. +..............        78,507
   12,634 Aviall, Inc. +........................       202,144
   11,739 Baldor Electric Co....................       254,736
    7,121 Brady Corp., Class A..................       273,090
    8,675 Briggs & Stratton Corp................       585,562
    4,120 Carbo Ceramics, Inc...................       180,003
    9,999 Clarcor, Inc..........................       437,856
   13,593 Cognex Corp...........................       373,400
    5,938 Cuno, Inc. +..........................       253,018
    8,195 EnPro Industries, Inc. +..............        81,212
   18,855 Flowserve Corp. +.....................       401,234
    2,671 Franklin Electric Co., Inc............       167,338
    6,436 Gardner Denver, Inc. +................       150,088
    2,438 General Binding Corp. +...............        45,371

 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
          MACHINERY - Continued
    9,847 Global Power Equipment
           Group, Inc. +/(1)/..................... $      61,938
    2,943 Gorman-Rupp Co..........................        70,338
   13,132 Granite Construction, Inc...............       289,561
    9,400 Hughes Supply, Inc......................       429,580
   10,228 IDEX Corp...............................       403,801
    9,035 Insituform Technologies, Inc., Class A +       135,977
    7,042 Ionics, Inc. +/(1)/.....................       226,400
   17,252 JLG Industries, Inc.....................       259,470
   19,201 Joy Global, Inc. +......................       403,221
    4,768 Kadant, Inc. +..........................        85,586
   12,514 Kennametal, Inc.........................       481,038
    4,707 Lindsay Manufacturing Co./(1)/..........       114,710
    2,301 Lufkin Industries, Inc..................        59,803
    5,870 Lydall, Inc. +..........................        71,849
   10,595 Manitowoc Co., Inc......................       286,065
   13,570 Milacron, Inc./(1)/.....................        31,482
    1,845 NACCO Industries, Inc., Class A.........       143,910
    9,060 Nordson Corp............................       294,541
   12,249 Presstek, Inc. +/(1)/...................        98,604
    2,513 Quixote Corp............................        61,920
    9,429 Regal-Beloit Corp.......................       194,709
    4,333 Robbins & Myers, Inc....................        95,586
    4,033 Sauer-Danfoss, Inc......................        64,528
    3,282 SPS Technologies, Inc. +................       160,687
   11,430 Stewart & Stevenson Services, Inc.......       160,477
    6,479 Tecumseh Products Co., Class A..........       266,676
    3,404 Tennant Co..............................       146,780
   17,538 Terex Corp. +...........................       452,305
    9,105 Toro Co.................................       451,062
   12,683 Wabtec Corp.............................       198,489
                                                   -------------
                                                      10,471,887
                                                   -------------
          MEDICAL - BIOMEDICAL/GENE - 0.31%
    6,567 Alexion Pharmaceuticals, Inc. +/(1)/....       123,131
   18,288 Decode Genetics, Inc. +/(1)/............       153,071
   19,673 Exelixis, Inc. +........................       132,399
   12,458 Gene Logic, Inc. +/(1)/.................        60,670
    3,431 Genencor International, Inc. +..........        54,278
   10,839 Myriad Genetics, Inc. +/(1)/............       128,117
    3,225 Progenics Pharmaceuticals, Inc. +/(1)/..        56,566
   13,736 Regeneron Pharmaceuticals, Inc. +/(1)/..       176,920
   11,078 Repligen Corp. +/(1)/...................        53,507
   22,502 Savient Pharmaceuticals, Inc. +.........       111,160
    2,582 Sirna Therapeutics, Inc. +/(1)/.........        15,105

--------------------------------------------------------------------------------

                                                              November 30, 2003

76

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          MEDICAL - BIOMEDICAL/GENE - Continued
   11,803 Transkaryotic Therapies, Inc. +/(1)/..... $    153,321
                                                    ------------
                                                       1,218,245
                                                    ------------
          MEDICAL TECHNOLOGY - 3.06%
    9,731 Aclara Biosciences, Inc. +...............       31,139
   11,041 Aksys, Ltd. +/(1)/.......................       79,937
   10,531 Albany Molecular Research, Inc. +........      148,487
   25,484 Alkermes, Inc. +/(1)/....................      333,331
    8,622 Aphton Corp. +/(1)/......................       53,025
   28,895 Applera Corp. - Celera Genomics
           Group +.................................      392,105
    7,439 Arena Pharmaceuticals, Inc. +............       51,255
   13,991 Ariad Pharmaceuticals, Inc. +............      115,426
    3,718 Aspect Medical Systems, Inc. +...........       35,358
   24,258 Avant Immunotherapeutics, Inc. +/(1)/....       63,799
    7,557 Biolase Technology, Inc. +/(1)/..........       92,724
    2,032 Bioreliance Corp. +......................       94,061
    4,185 Biosite, Inc. +/(1)/.....................      112,367
    7,747 Cambrex Corp.............................      187,942
    2,718 Cantel Medical Corp. +...................       42,727
   20,642 Cardiac Science, Inc. +/(1)/.............       73,692
   13,321 CardioDynamics International Corp. +/(1)/       86,586
   13,779 Cell Genesys, Inc. +/(1)/................      179,678
   11,425 Cepheid, Inc. +/(1)/.....................       88,315
    5,878 Cerus Corp. +/(1)/.......................       19,985
    5,460 Cholestech Corp. +.......................       40,404
    8,663 Ciphergen Biosystems, Inc. +/(1)/........       90,182
   11,212 Connetics Corp. +........................      197,892
    6,546 CryoLife, Inc. +/(1)/....................       35,087
    9,701 CTI Molecular Imaging, Inc. +/(1)/.......      149,395
   17,184 CuraGen Corp. +..........................      108,259
    7,983 Cyberonics, Inc. +/(1)/..................      219,453
   44,978 Cytyc Corp. +............................      579,766
    4,981 Digene Corp. +/(1)/......................      197,995
    7,787 Diversa Corp. +..........................       65,411
    2,613 DJ Orthopedics, Inc. +...................       67,807
    9,024 Enzo Biochem, Inc. +/(1)/................      166,493
   17,433 Enzon, Inc. +/(1)/.......................      188,102
    5,864 Exact Sciences Corp. +/(1)/..............       60,986
   19,098 Gen-Probe, Inc. +........................      663,083
   12,031 Geron Corp. +/(1)/.......................      147,019
    6,407 Haemonetics Corp. +......................      146,336
    8,298 Hanger Orthopedic Group, Inc. +/(1)/.....      140,236
    7,898 Hologic, Inc. +..........................      118,786

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
          MEDICAL TECHNOLOGY- Continued
    6,179 I-STAT Corp. +/(1)/................... $      77,855
    7,202 Igen International, Inc. +/(1)/.......       425,566
    4,388 II-VI, Inc. +.........................        99,871
    7,676 Immucor Corp. +/(1)/..................       177,316
   16,728 Immunomedics, Inc. +/(1)/.............        64,570
    7,132 Inamed Corp. +........................       558,864
   28,753 Incyte Genomics, Inc. +...............       173,956
    7,141 Integra LifeSciences Corp. +/(1)/.....       224,156
   10,040 InterMune, Inc. +.....................       211,944
    6,978 Interpore International, Inc. +.......        84,992
    7,076 Kosan Biosciences, Inc. +.............        67,293
    5,238 Laserscope +/(1)/.....................        83,808
   12,859 Lexicon Genetics, Inc. +/(1)/.........        67,510
    1,901 Lifeline Systems, Inc. +..............        66,535
    8,421 Luminex Corp. +/(1)/..................        88,842
    9,097 Martek Biosciences Corp. +/(1)/.......       552,552
    9,096 Maxygen, Inc. +.......................        98,692
   18,811 Nektar Therapeutics +/(1)/............       247,929
    5,586 Neose Technologies, Inc. +/(1)/.......        47,090
    8,121 Noven Pharmaceuticals, Inc. +.........       111,501
    6,552 Novoste Corp. +.......................        32,826
   13,712 OraSure Technologies, Inc. +/(1)/.....       114,358
    6,133 Osteotech, Inc. +.....................        46,917
   16,776 Palatin Technologies, Inc. +/(1)/.....        52,006
   42,079 Peregrine Pharmaceuticals, Inc. +/(1)/       101,831
    6,267 Possis Medical, Inc. +/(1)/...........       106,790
   17,987 Praecis Pharmaceuticals, Inc. +.......       136,701
   10,880 Quidel Corp. +........................        93,568
    9,327 Regeneration Technologies, Inc. +/(1)/        97,001
    2,493 Retractable Technologies, Inc. +/(1)/.        14,883
    8,461 Seattle Genetics, Inc. +/(1)/.........        52,627
    9,091 Serologicals Corp. +/(1)/.............       156,820
    2,785 Specialty Laboratories, Inc. +/(1)/...        46,509
    5,603 SurModics, Inc. +/(1)/................       118,615
    3,388 Synovis Life Technologies, Inc. +/(1)/        87,105
   12,878 Telik, Inc. +/(1)/....................       260,264
    9,656 Therasense, Inc. +/(1)/...............       164,635
    9,622 Third Wave Technologies, Inc. +.......        41,375
   19,131 Thoratec Corp. +/(1)/.................       269,556
    8,855 TriPath Imaging, Inc. +...............        80,758
    4,933 Ventana Medical Systems, Inc. +.......       185,875
   11,953 Viasys Healthcare, Inc. +.............       244,678
    3,586 Vital Images, Inc. +/(1)/.............        63,938
    4,333 West Pharmaceutical Services, Inc.....       147,322
    6,316 Wright Medical Group, Inc. +..........       175,964

 NUMBER                                            MARKET
OF SHARES                                          VALUE
-------------------------------------------------------------
          MEDICAL TECHNOLOGY- Continued
    3,403 Zoll Medical Corp. +/(1)/............ $     115,872
                                                -------------
                                                   12,204,267
                                                -------------
          MERCHANDISING - SPECIALTY - 0.11%
   13,307 Petco Animal Supplies, Inc. +........       445,252
                                                -------------
          METALS - 1.30%
   38,865 AK Steel Holding Corp. +.............       116,595
   32,479 Allegheny Technologies, Inc./(1)/....       266,328
    7,666 AMCOL International Corp.............       109,777
    1,877 Ampco-Pittsburgh Corp................        20,121
    5,355 Brush Engineered Materials, Inc. +...        72,185
    8,007 Carpenter Technology Corp............       214,588
    4,945 Century Aluminum Co. +...............        82,087
    4,948 Circor International, Inc............       108,856
    3,648 Cleveland-Cliffs, Inc. +/(1)/........       140,813
   10,075 Commercial Metals Co.................       259,331
    3,793 Gibraltar Steel Corp.................        92,473
    2,153 Greenbrier Companies, Inc. +.........        31,154
   43,884 Hecla Mining Co. +/(1)/..............       325,619
    1,937 Lawson Products, Inc.................        65,722
    6,873 Liquidmetal Technologies, Inc. +/(1)/        14,433
    3,137 Material Sciences Corp. +............        29,770
   16,806 Maverick Tube Corp. +................       310,575
   13,745 Mueller Industries, Inc. +...........       444,238
    4,277 NN, Inc..............................        49,699
    5,880 NS Group, Inc. +.....................        43,924
    6,509 Quanex Corp..........................       257,301
    8,212 Reliance Steel & Aluminum Co.........       242,090
   10,260 Roper Industries, Inc................       514,436
    6,412 Royal Gold, Inc./(1)/................       136,640
    7,614 RTI International Metals, Inc. +.....       103,170
    8,700 Ryerson Tull, Inc./(1)/..............        78,387
    3,616 Schnitzer Steel Industries, Inc.,
           Class A/(1)/........................       195,662
   15,059 Steel Dynamics, Inc. +/(1)/..........       301,481
   12,284 Tredegar Corp........................       189,174
   32,941 USEC, Inc............................       248,046
    5,876 Valmont Industries, Inc..............       133,385
                                                -------------
                                                    5,198,060
                                                -------------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             77

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
-------------------------------------------------------------------
          MISCELLANEOUS - 0.27%
    4,464 Applied Films Corp. +...................... $     148,160
   21,765 Brinks Co..................................       483,183
    9,740 Concord Camera Corp. +.....................       117,562
   38,729 Stewart Enterprises, Inc., Class A +.......       180,864
   17,762 Westell Technologies, Inc. +...............       131,439
                                                      -------------
                                                          1,061,208
                                                      -------------
          MOBILE HOMES - 0.29%
   21,000 Champion Enterprises, Inc. +/(1)/..........       151,620
    5,570 Coachmen Industries, Inc./(1)/.............        96,082
   14,416 Fleetwood Enterprises, Inc. +/(1)/.........       146,611
    3,130 Modtech Holdings, Inc. +/(1)/..............        25,948
   10,210 Monaco Coach Corp. +/(1)/..................       237,485
    6,897 Palm Harbor Homes, Inc. +/(1)/.............       131,043
    2,434 Skyline Corp...............................        78,131
    4,989 Winnebago Industries, Inc./(1)/............       275,742
                                                      -------------
                                                          1,142,662
                                                      -------------
          MULTIMEDIA - 0.01%
    4,861 Martha Stewart Living, Inc., Class A +/(1)/        47,541
                                                      -------------
          OIL AND GAS - 3.06%
    3,171 Atwood Oceanics, Inc. +....................        81,463
    6,345 Berry Petroleum Co., Class A...............       121,316
   10,059 Cabot Oil & Gas Corp., Class A.............       267,167
   14,069 Cal Dive International, Inc. +.............       298,263
   16,653 Cimarex Energy Co. +.......................       385,017
    1,379 Clayton Williams Energy, Inc. +............        31,372
   11,426 Comstock Resources, Inc. +.................       186,244
   13,736 Denbury Resources, Inc. +..................       173,623
    2,491 Dril-Quip, Inc. +..........................        37,240
    3,513 Encore Acquisition Co. +...................        75,740
   14,015 Energen Corp...............................       545,744
    8,443 Energy Partners, Ltd. +....................       102,582
   15,516 Evergreen Resources, Inc. +/(1)/...........       434,914
   16,176 Forest Oil Corp. +.........................       405,209
   10,483 Frontier Oil Corp./(1)/....................       181,356
   28,544 Global Industries, Ltd. +..................       121,597
   67,537 Grey Wolf, Inc. +..........................       228,950
    2,821 Gulf Island Fabrication, Inc. +............        50,214
   20,790 Hanover Compressor Co. +...................       197,921
   14,127 Harvest Natural Resources, Inc. +..........       104,681
    3,960 Holly Corp.................................       105,178
   10,598 Horizon Offshore, Inc. +/(1)/..............        47,479

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
          OIL AND GAS - Continued
    5,465 Houston Exploration Co. +........... $     186,411
    5,531 Hydril Co. +........................       132,025
   17,722 Input/Output, Inc. +................        69,293
   13,646 KCS Energy, Inc. +/(1)/.............       123,633
    7,639 Laclede Group, Inc./(1)/............       223,441
   10,104 Lone Star Technologies, Inc. +......       139,940
   26,963 Magnum Hunter Resources, Inc. +.....       242,397
    6,404 Matrix Service Co. +................       102,144
    4,717 McMoRan Exploration Co. +/(1)/......        84,717
   14,127 Meridian Resource Corp. +/(1)/......        64,419
   10,882 New Jersey Resources Corp...........       417,869
      881 North Coast Energy, Inc. +..........         9,427
    7,033 Nuevo Energy Co. +..................       138,831
    9,023 Oceaneering International, Inc. +...       197,153
   10,171 Oil States International, Inc. +....       127,748
   34,789 Parker Drilling Co. +...............        83,146
   11,966 Patina Oil & Gas Corp...............       537,034
    2,907 Penn Virginia Corp..................       136,367
    2,153 Petrocorp, Inc. +...................        29,152
    6,293 Petroleum Development Corp. +.......        89,361
   15,387 Plains Exploration &
           Production Co. +...................       215,572
    8,053 Plains Resources, Inc. +............       124,983
    3,573 Prima Energy Corp. +................       105,761
    4,502 Quicksilver Resources, Inc. +/(1)/..       135,555
   21,001 Range Resources Corp. +.............       165,908
    8,407 Remington Oil & Gas Corp. +.........       150,065
    3,870 RPC, Inc............................        38,894
    6,839 Seacor Smit, Inc. +.................       260,840
   14,254 Southwestern Energy Co. +...........       290,924
    9,922 Spinnaker Exploration Co. +.........       261,346
   11,274 St. Mary Land & Exploration Co./(1)/       289,742
    9,069 Stone Energy Corp. +................       338,818
   19,278 Superior Energy Services, Inc. +....       163,477
   10,290 Swift Energy Co. +..................       146,015
   23,173 Tesoro Petroleum Corp. +/(1)/.......       293,834
    8,003 Tetra Technologies, Inc. +..........       179,267
   12,666 Tom Brown, Inc. +...................       354,141
    6,932 TransMontaigne, Inc. +..............        41,661
   14,717 Unit Corp. +........................       303,170
    5,348 Universal Compression
           Holdings, Inc. +...................       125,411
   18,459 UNOVA, Inc. +.......................       441,539

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          OIL AND GAS - Continued
   12,337 Veritas DGC, Inc. +................... $    111,156
   19,841 Vintage Petroleum, Inc................      206,545
    8,928 W-H Energy Services, Inc. +...........      133,027
                                                 ------------
                                                   12,195,429
                                                 ------------
          OPTICAL INSTRUMENTS
          & LENSES - 0.05%
    7,452 Ocular Sciences, Inc. +...............      213,351
                                                 ------------
          PAPER/FOREST PRODUCTS - 0.68%
   10,709 Buckeye Technologies, Inc. +..........      109,339
   10,513 Caraustar Industries, Inc. +..........      122,476
    5,735 Chesapeake Corp.......................      131,905
    3,862 Deltic Timber Corp....................      109,372
   11,414 Glatfelter............................      136,740
   20,490 Longview Fibre Co.....................      224,775
   41,959 Louisiana-Pacific Corp. +.............      759,038
    6,273 Pope & Talbot, Inc....................       84,999
   10,502 Potlatch Corp.........................      338,690
    9,801 Rock-Tenn Co., Class A................      155,836
    5,933 Schweitzer-Mauduit International, Inc.      164,463
    6,232 Universal Forest Products, Inc........      189,702
   14,787 Wausau-Mosinee Paper Corp.............      181,880
                                                 ------------
                                                    2,709,215
                                                 ------------
          POLLUTION CONTROL - 0.42%
    1,567 BHA Group Holdings, Inc., Class A.....       39,332
   13,673 Calgon Carbon Corp./(1)/..............       84,089
    3,136 Clean Harbors, Inc. +/(1)/............       28,945
   22,414 Darling International, Inc. +.........       62,311
    3,059 Duratek, Inc. +.......................       30,712
    2,160 Gundle/Slt Environmental, Inc. +......       41,796
   10,072 KFX, Inc. +/(1)/......................       60,331
    2,531 Mine Safety Appliances Co.............      169,906
   29,125 Newpark Resources, Inc. +.............      117,083
   20,111 Tetra Tech, Inc. +....................      512,830
    4,712 TRC Cos., Inc. +/(1)/.................       95,230
   11,326 Waste Connections, Inc. +.............      419,062
                                                 ------------
                                                    1,661,627
                                                 ------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

78

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
          PUBLISHING - 0.59%
    9,443 Banta Corp................................. $    375,831
   13,487 Bowne & Co., Inc...........................      198,798
    4,460 Consolidated Graphics, Inc. +..............      134,023
    1,509 Courier Corp...............................       83,765
    6,552 Ennis Business Forms, Inc..................       96,839
   16,828 Hollinger International, Inc., Class A/(1)/      267,733
    5,072 Information Holdings, Inc. +...............      112,852
   12,442 Journal Register Co. +.....................      248,218
   12,160 Mail-Well, Inc. +..........................       45,965
    9,079 Network Equipment
           Technologies, Inc. +/(1)/.................       94,422
    4,052 New England Business Service, Inc..........      121,560
   59,187 Primedia, Inc. +...........................      171,642
    1,837 Pulitzer, Inc..............................       97,361
    4,715 Standard Register Co./(1)/.................       74,874
    3,193 Thomas Nelson, Inc.........................       56,197
   12,507 Topps Co., Inc.............................      131,824
      548 Value Line, Inc............................       26,852
                                                      ------------
                                                         2,338,756
                                                      ------------
          RAILROADS & EQUIPMENT - 0.19%
    5,864 Florida East Coast Industries, Inc.........      178,852
    4,886 Genesee & Wyoming, Inc., Class A +.........      123,421
   24,731 Kansas City Southern +/(1)/................      328,922
   11,863 RailAmerica, Inc. +/(1)/...................      134,645
                                                      ------------
                                                           765,840
                                                      ------------
          REAL ESTATE - 0.16%
      856 American Realty Investments, Inc. +/(1)/...        9,844
    2,085 Avatar Holdings, Inc. +....................       70,577
    2,253 Consolidated-Tomoka Land Co................       69,280
   10,674 Jones Lang LaSalle, Inc. +.................      223,620
    5,542 Reading International, Inc., Class A +/(1)/       34,582
    2,185 Tarragon Reality Investors, Inc. +.........       33,868
   12,370 Trammell Crow Co. +........................      166,376
    1,112 United Capital Corp........................       22,229
                                                      ------------
                                                           630,376
                                                      ------------
          REAL ESTATE INVESTMENT
          TRUSTS - 4.58%
    5,740 Acadia Realty Trust........................       69,282
      794 Alexander's, Inc. +........................       94,685
    7,624 Alexandria Real Estate Equities, Inc.......      427,706
    2,055 American Land Lease, Inc...................       40,833

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          REAL ESTATE INVESTMENT
          TRUSTS - Continued
    3,235 American Mortgage Acceptance Co...... $     51,113
    5,732 AMLI Residential Properties..........      148,000
   19,181 Anthracite Capital, Inc..............      199,482
   14,974 Anworth Mtg. Asset Corp..............      209,037
   11,977 Apex Mtg. Capital, Inc...............       68,149
    6,567 Associated Estates Realty Corp.......       48,136
    5,281 Bedford Property Investors, Inc......      148,132
    6,956 Boykin Lodging Co....................       63,161
   10,413 Brandywine Realty Trust..............      281,672
    1,396 BRT Realty Trust.....................       33,337
    9,895 Capital Automotive REIT..............      315,304
    3,979 Capstead Mtg. Corp./(1)/.............       60,759
    7,468 Colonial Properties Trust............      287,518
   16,943 Commercial Net Lease Realty, Inc.....      303,280
   21,911 Cornerstone Realty Income Trust, Inc.      201,143
   11,654 Corporate Office Properties Trust....      241,121
    4,340 Correctional Properties Trust........      121,086
    4,959 Criimi MAE, Inc. +...................       55,541
    6,194 EastGroup Properties, Inc............      192,943
    6,918 Entertainment Properties Trust.......      239,155
   16,266 Equity Inns, Inc.....................      149,647
   11,027 Equity One, Inc......................      189,113
    6,660 Essex Property Trust, Inc............      425,907
   19,612 FelCor Lodging Trust, Inc. +.........      207,299
   15,743 First Industrial Realty Trust, Inc...      521,408
    9,859 Gables Residential Trust.............      318,446
    6,255 Getty Realty Corp....................      156,563
    6,945 Glenborough Realty Trust, Inc........      136,469
   12,346 Glimcher Realty Trust/(1)/...........      269,266
    5,695 Great Lakes REIT, Inc./(1)/..........       89,753
   16,186 Health Care REIT, Inc................      565,215
    7,425 Heritage Property Investment
           Trust, Inc./(1)/....................      209,014
   21,456 Highwoods Properties, Inc............      526,530
   11,173 Home Properties of New York, Inc.....      449,713
   19,736 IMPAC Mtg. Holdings, Inc.............      360,379
   10,768 Innkeepers USA Trust.................       91,313
   14,396 Investors Real Estate Trust..........      150,870
    7,271 Keystone Property Trust Corp.........      147,310
    9,691 Kilroy Realty Corp...................      301,099
    7,590 Koger Equity, Inc....................      153,242
    8,535 Kramont Realty Trust.................      154,313
    6,845 Lasalle Hotel Properties.............      124,442

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          REAL ESTATE INVESTMENT
          TRUSTS - Continued
   12,547 Lexington Corporate Properties Trust. $    247,678
    5,308 LTC Properties, Inc..................       74,737
    5,614 Manufactured Home
           Communities, Inc....................      218,385
   16,855 Meristar Hospitality Corp. +.........      104,501
   23,747 MFA Mtg. Investments, Inc............      230,346
    6,173 Mid-America Apartment
           Communities, Inc....................      202,845
    6,094 Mission West Properties, Inc.........       76,784
    8,896 National Health Investors, Inc.......      207,811
    2,492 National Health Realty, Inc..........       43,012
   23,587 Nationwide Health Properties, Inc....      429,519
   10,086 Newcastle Investment Corp............      247,107
    3,979 Novastar Financial, Inc./(1)/........      316,529
    6,333 Omega Healthcare Investors, Inc./(1)/       50,031
    3,749 Parkway Properties, Inc..............      161,132
   11,797 Pennsylvania Real Estate Investment
           Trust...............................      406,997
   12,662 Post Properties, Inc.................      363,399
   12,474 Prentiss Properties Trust............      396,050
    8,193 Price Legacy Corp. +.................       29,904
    5,162 PS Business Parks, Inc...............      201,318
    7,928 RAIT Investment Trust................      204,067
    4,290 Ramco-Gershenson Properties Trust....      111,755
   18,711 Reckson Associates Realty Corp.......      449,064
    5,065 Redwood Trust, Inc...................      268,546
    4,387 Saul Centers, Inc....................      123,713
   18,238 Senior Housing Properties Trust......      295,273
    4,630 Sizeler Property Investors, Inc./(1)/       49,032
   10,981 SL Green Realty Corp.................      410,250
    5,217 Sovran Self Storage, Inc.............      180,143
    9,436 Summit Properties, Inc...............      215,707
    5,506 Sun Communities, Inc.................      206,640
    2,629 Tanger Factory Outlet Centers, Inc...      108,183
   17,641 Taubman Centers, Inc.................      361,641
    5,762 Town and Country Trust/(1)/..........      136,559
      670 Transcontinental Realty
           Investors, Inc. +...................        9,534
    7,967 U.S. Restaurant Properties, Inc./(1)/      131,615
    2,228 United Mobile Homes, Inc.............       38,322
    4,387 Universal Health Realty Income Trust.      130,294

--------------------------------------------------------------------------------

November 30, 2003

                                                                             79

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          REAL ESTATE INVESTMENT
          TRUSTS - Continued
    8,387 Urstadt Biddle Properties, Inc.,
           Class A.............................. $    116,160
   29,749 Ventas, Inc...........................      595,575
   14,603 Washington Real Estate
           Investment Trust.....................      448,020
    6,895 Winston Hotels, Inc...................       70,260
                                                 ------------
                                                   18,266,324
                                                 ------------
          REGISTERED INVESTMENT
          COMPANIES - 0.02%
    3,519 Gladstone Capital Corp................       75,412
                                                 ------------
          RETAIL - 3.69%
    9,223 7-Eleven, Inc. +......................      151,257
        1 99 Cents Only Stores +/(1)/...........           28
    5,051 AC Moore Arts & Crafts, Inc. +........      110,970
    5,862 Advanced Marketing Services, Inc./(1)/       68,292
    5,118 Big 5 Sporting Goods Corp. +..........      109,986
   27,799 BJ's Wholesale Club, Inc. +...........      707,485
    4,397 Blue Rhino Corp. +/(1)/...............       55,314
   13,490 Bombay Co., Inc. +/(1)/...............      138,003
    7,588 Boyds Collection, Ltd. +..............       32,628
    4,825 Brookstone, Inc. +....................      114,546
    4,917 Building Materials Holding Corp.......       74,493
    5,672 Burlington Coat Factory
           Warehouse Corp.......................      119,679
   17,767 Casey's General Stores, Inc...........      310,389
    9,722 Cash America International, Inc.......      188,412
    6,335 Central Garden & Pet Co. +............      167,941
    4,729 Coldwater Creek, Inc. +/(1)/..........       67,908
    4,801 Cole National Corp., Class A +........      100,725
    9,532 Compucom Systems, Inc. +..............       43,371
   27,263 Copart, Inc. +........................      327,156
    8,579 Cost Plus, Inc. +.....................      401,240
    1,740 Deb Shops, Inc./(1)/..................       34,487
    4,959 Department 56, Inc. +.................       70,071
    5,062 Dick's Sporting Goods, Inc. +/(1)/....      266,160
   24,686 Dillard's, Inc., Class A..............      415,959
   12,701 Drugstore.Com, Inc. +.................       84,589
    8,669 Duane Reade, Inc. +/(1)/..............      120,326
    7,052 Finish Line, Inc., Class A +..........      215,862
    2,491 Finlay Enterprises, Inc. +............       40,479
    9,679 Fossil, Inc. +........................      282,143

 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          RETAIL - Continued
   14,527 Fred's, Inc., Class A.............. $    484,475
    6,778 Friedman's, Inc., Class A..........       46,294
    1,231 FTD, Inc., Class A +/(1)/..........       30,307
    2,674 Galyans Trading Co., Inc. +/(1)/...       35,698
    8,452 Gamestop Corp., Class A +..........      136,500
    5,933 Great Atlantic & Pacific Tea
           Co., Inc. +/(1)/..................       45,091
    5,411 Guitar Center, Inc. +/(1)/.........      157,298
    5,815 Hancock Fabrics, Inc...............       82,573
    4,382 Hibbett Sporting Goods, Inc. +.....      135,930
   34,876 Homestore Common, Inc. +...........      122,415
    6,208 Imagistics International, Inc. +...      226,157
    3,425 Ingles Markets, Inc., Class A......       34,593
   18,509 Insight Enterprises, Inc. +........      346,118
    7,001 Jo-Ann Stores, Inc. +..............      140,370
    1,783 Jos. A. Bank Clothiers, Inc. +/(1)/       73,477
    4,309 Kirkland's, Inc. +.................       90,058
   17,695 Linens 'N Things, Inc. +...........      520,410
   11,929 Longs Drug Stores Corp.............      292,260
    3,251 MarineMax, Inc. +..................       61,769
   13,927 Men's Wearhouse, Inc. +............      428,534
    1,649 Mothers Work, Inc. +/(1)/..........       41,654
    2,947 Movado Group, Inc..................       80,129
    9,709 Movie Gallery, Inc. +..............      171,752
    7,706 Myers Industries, Inc..............       96,556
    4,473 Nash Finch Co......................       89,952
      263 Noland Co./(1)/....................        9,660
   12,758 Nu Skin Enterprises, Inc., Class A.      221,606
   49,841 OfficeMax, Inc. +..................      489,937
    3,540 Overstock.com, Inc. +/(1)/.........       55,967
    2,128 Pantry, Inc. +/(1)/................       49,010
   10,845 Pathmark Stores, Inc. +............       78,735
    9,064 Pozen, Inc. +......................      106,593
    8,319 Priceline.com, Inc. +..............      158,560
    7,693 Restoration Hardware, Inc. +.......       47,158
    2,747 Rex Stores Corp. +/(1)/............       43,210
   13,093 Ruddick Corp.......................      221,272
    6,535 School Specialty, Inc. +/(1)/......      189,254
    7,870 Select Comfort Corp. +/(1)/........      211,782
    3,755 Sharper Image Corp. +/(1)/.........      118,733
   10,982 ShopKo Stores, Inc. +/(1)/.........      182,850
    4,941 Smart & Final, Inc. +..............       45,111
    8,085 Sports Authority, Inc. +...........      351,697
   14,656 Stamps.com, Inc. +.................       91,600

 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
          RETAIL - Continued
    8,529 Sturm, Ruger & Co., Inc................. $      98,339
   14,302 Summit America Television, Inc. +.......        51,487
    3,680 Systemax, Inc. +........................        26,680
   11,673 Tractor Supply Co. +....................       508,242
    5,486 Tuesday Morning Corp. +.................       175,333
    8,013 Tweeter Home Entertainment Group,
           Inc. +/(1)/............................        66,989
    4,399 Ultimate Electronics, Inc. +/(1)/.......        36,292
   12,252 United Stationers, Inc. +...............       494,368
    9,850 Urban Outfitters, Inc. +/(1)/...........       384,150
    4,483 Weis Markets, Inc.......................       159,147
    4,778 West Marine, Inc. +/(1)/................       120,453
    4,285 Whitehall Jewellers, Inc. +/(1)/........        45,464
    6,930 Wilsons The Leather Experts, Inc. +/(1)/        43,035
   12,498 Yankee Candle Co., Inc. +...............       368,941
   12,872 Zale Corp. + @..........................       697,019
                                                   -------------
                                                      14,738,943
                                                   -------------
          RETIREMENT/AGED CARE - 0.13%
    9,669 Genesis Health Ventures, Inc............       303,703
    6,683 Sunrise Assisted Living, Inc. +/(1)/....       230,697
                                                   -------------
                                                         534,400
                                                   -------------
          SAVINGS & LOAN - 2.43%
    8,328 Anchor BanCorp Wisconsin, Inc...........       208,950
   15,026 Bank Mutual Corp........................       173,400
   16,864 BankAtlantic Bancorp, Inc., Class A.....       319,910
   11,436 Bankunited Financial Corp. +............       291,046
    2,158 Berkshire Hills Bancorp, Inc............        73,048
   23,112 Brookline Bancorp, Inc..................       347,142
    3,019 Camco Financial Corp....................        53,406
    3,854 CFS Bancorp, Inc........................        54,534
    1,591 Charter Financial Corp./(1)/............        53,298
    3,431 Citizens First Bancorp, Inc.............        80,663
    3,579 Citizens South Banking Corp.............        52,432
    1,629 Coastal Bancorp, Inc....................        57,015
    4,155 Coastal Financial Corp..................        70,510
    3,006 Commercial Capital Bancorp, Inc. +......        60,571
    4,409 Connecticut Bancshares, Inc.............       227,637
    8,155 Dime Community Bancshares...............       250,766
    2,867 ESB Financial Corp......................        46,589
    1,686 EverTrust Financial Group, Inc..........        51,086
    5,309 Fidelity Bankshares, Inc................       147,325

--------------------------------------------------------------------------------

                                                              November 30, 2003

80

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          SAVINGS & LOAN - Continued
    1,976 First Defiance Financial Corp....... $     55,190
    2,686 First Essex Bancorp, Inc............      153,156
    6,839 First Federal Capital Corp..........      160,238
    5,078 First Financial Holdings, Inc.......      159,957
    4,653 First Indiana Corp..................       86,778
   28,383 First Niagara Financial Group, Inc..      431,138
    4,760 First Place Financial Corp..........       87,965
    8,874 First Sentinel Bancorp, Inc./(1)/...      168,429
    5,886 Firstfed America Bancorp, Inc.......      153,389
    6,809 FirstFed Financial Corp. +..........      320,023
    2,635 Flag Financial Corp./(1)/...........       34,097
   11,723 Flagstar Bancorp, Inc...............      259,430
    2,157 FloridaFirst Bancorp, Inc...........       60,827
    3,802 Flushing Financial Corp.............      103,414
    1,514 FMS Financial Corp..................       29,584
    1,679 GA Financial, Inc...................       48,254
    8,405 Harbor Florida Bancshares, Inc......      255,092
    4,623 Hawthorne Financial Corp. +.........      124,590
    2,163 Heritage Financial Corp.............       47,608
    4,273 Horizon Financial Corp..............       75,589
    6,087 Hudson River Bancorp, Inc...........      211,584
    1,875 Itla Capital Corp. +................       94,162
    2,453 Klamath First Bancorp...............       62,919
    8,723 MAF Bancorp, Inc....................      383,027
    1,496 MASSBANK Corp.......................       60,379
    1,771 MutualFirst Financial, Inc..........       45,320
    1,229 NASB Financial, Inc.................       50,389
    4,418 Northwest Bancorp, Inc./(1)/........       96,887
    2,517 OceanFirst Financial Corp...........       66,373
   15,668 Ocwen Financial Corp. +.............      108,893
      674 Oneida Financial Corp...............       15,805
    1,678 Parkvale Financial Corp.............       44,752
    2,638 Partners Trust Financial Group, Inc.       75,763
    1,508 PennFed Financial Services, Inc.....       48,631
    5,037 PFF Bancorp, Inc....................      188,384
    1,431 Provident Bancorp, Inc..............       68,616
    1,386 Provident Financial Holdings, Inc...       46,445
   19,009 Provident Financial Services, Inc...      393,676
    2,038 Quaker City Bancorp, Inc............       86,065
   10,904 Seacoast Financial Services Corp....      299,315
    5,305 Sound Federal Bancorp, Inc./(1)/....       89,389
    2,892 St. Francis Capital Corp............      100,671
   19,795 Staten Island Bancorp, Inc..........      455,285
    5,929 Sterling Financial Corp. (Spokane) +      199,274

 NUMBER                                               MARKET
OF SHARES                                             VALUE
----------------------------------------------------------------
          SAVINGS & LOAN - Continued
    9,056 TierOne Corp. +......................... $     214,718
    2,631 Troy Financial Corp./(1)/...............        92,743
   12,124 United Community Financial Corp./(1)/...       136,031
    1,169 Warwick Community Bancorp, Inc..........        35,304
   12,245 Waypoint Financial Corp.................       262,900
    1,926 Westfield Financial, Inc................        46,340
    4,453 Willow Grove Bancorp, Inc...............        75,256
    2,352 WSFS Financial Corp./(1)/...............       101,418
                                                   -------------
                                                       9,690,790
                                                   -------------
          SCHOOLS - 0.31%
    4,748 Bright Horizons Family
           Solutions, Inc. +......................       179,945
    3,640 Learning Tree International, Inc. +/(1)/        63,227
    6,412 Princeton Review, Inc. +/(1)/...........        51,296
    4,273 Strayer Education, Inc..................       477,422
   14,487 Sylvan Learning Systems, Inc. +.........       468,944
                                                   -------------
                                                       1,240,834
                                                   -------------
          SEMICONDUCTORS - 3.36%
    8,811 Actel Corp. +...........................       241,510
    8,730 Alliance Semiconductor Corp. +..........        72,110
    6,708 Artisan Components, Inc. +/(1)/.........       138,648
   15,470 Asyst Technologies, Inc. +..............       282,327
   10,748 ATMI, Inc. +/(1)/.......................       247,204
   39,474 Axcelis Technologies, Inc. +............       452,767
   14,791 Brooks Automation, Inc. +...............       359,421
   19,146 ChipPAC, Inc., Class A +/(1)/...........       148,764
   27,772 Cirrus Logic, Inc. +....................       238,839
    8,403 Cohu, Inc...............................       176,631
  107,439 Conexant Systems, Inc. +................       542,567
   25,312 Credence Systems Corp. +/(1)/...........       328,044
    2,488 Diodes, Inc. +..........................        50,631
    4,782 Dupont Photomasks, Inc. +/(1)/..........       111,038
   21,173 Entegris, Inc. +........................       271,861
   12,246 ESS Technology, Inc. +..................       204,263
   16,045 Exar Corp. +............................       311,113
   12,510 Genesis Microchip, Inc. +...............       230,810
   42,338 Globespan Virata, Inc. +................       259,955
   10,471 Helix Technology Corp...................       227,221
       23 Hifn, Inc. +............................           253
   11,141 Integrated Silicon Solution, Inc. +.....       208,337
    6,917 IXYS Corp. +............................        58,103
   27,842 Kopin Corp. +...........................       197,121

 NUMBER                                           MARKET
OF SHARES                                         VALUE
------------------------------------------------------------
          SEMICONDUCTORS - Continued
   19,950 Kulicke & Soffa Industries, Inc. +.. $     328,776
   40,570 Lattice Semiconductor Corp. +.......       384,198
   19,875 LTX Corp. +.........................       331,515
   11,177 Mattson Technology, Inc. +..........       171,567
   22,465 Micrel, Inc. +......................       384,151
   11,609 Microsemi Corp. +...................       281,286
   10,492 MKS Instruments, Inc. +.............       290,733
    9,034 Monolithic Systems
           Technology, Inc. +/(1)/............        67,394
   12,993 Mykrolis Corp. +....................       205,809
    9,293 Omnivision Technologies, Inc. +/(1)/       605,532
   11,198 ON Semiconductor Corp. +............        73,683
    6,091 ParthusCeva, Inc. +/(1)/............        53,296
    8,365 Pericom Semiconductor Corp. +.......        98,038
   11,439 Photronics, Inc. +/(1)/.............       211,278
   10,304 Power Integrations, Inc. +..........       373,314
    4,681 Rudolph Technologies, Inc. +........       108,365
    6,503 Semitool, Inc. +....................        74,004
   23,559 Semtech Corp. +.....................       572,484
    2,349 Siliconix, Inc. +/(1)/..............       119,306
   55,620 Skyworks Solutions, Inc. +/(1)/.....       488,900
    3,545 Supertex, Inc. +....................        61,470
    8,539 Three-Five Systems, Inc. +..........        45,513
   45,738 Transmeta Corp. +...................       150,935
   53,436 Triquint Semiconductor, Inc. +......       431,763
    8,081 Ultratech Stepper, Inc. +...........       244,854
   11,400 Varian Semiconductor Equipment
           Associates, Inc. +.................       530,784
    9,140 Veeco Instruments, Inc. +...........       269,630
   82,466 Vitesse Semiconductor Corp. +.......       602,002
    7,487 White Electronic Designs Corp. +....        77,191
   10,046 Xicor, Inc. +.......................       131,100
   16,263 Zoran Corp. +.......................       298,589
                                               -------------
                                                  13,426,998
                                               -------------
          TELECOMMUNICATIONS - 2.64%
   14,598 Aether Systems, Inc. +..............        72,552
    8,921 Anaren, Inc. +......................       133,547
   59,268 Andrew Corp. + @....................       697,584
    3,513 Applied Signal Technology, Inc......        76,583
   21,319 Arris Group, Inc. +/(1)/............       137,508
   12,315 Aspect Communications Corp. +.......       181,277
    6,673 Audiovox Corp., Class A +...........        92,555

--------------------------------------------------------------------------------

November 30, 2003

                                                                             81

 NUMBER                                          MARKET
OF SHARES                                        VALUE
-----------------------------------------------------------
          TELECOMMUNICATIONS - Continued
   23,171 Avanex Corp. +/(1)/................ $     109,831
    6,412 Boston Communications
           Group, Inc. +/(1)/................        57,708
    4,300 Centennial Communications Corp.,
           Class A +.........................        21,156
   68,952 Cincinnati Bell, Inc. +............       393,716
    4,551 Comtech
           Telecommunications Corp. +/(1)/...       151,721
    7,043 CT Communications, Inc.............       100,715
    5,160 D&E Communications, Inc............        73,530
   10,385 Ditech Communications Corp. +......       182,257
    7,704 Dobson Communications Corp.,
           Class A +/(1)/....................        45,454
    4,275 EMS Technologies, Inc. +...........        90,844
   55,281 Finisar Corp. +....................       221,124
   17,696 General Communication, Inc. +......       154,840
    5,025 Golden Telecom, Inc. +.............       139,444
    5,183 Hickory Tech Corp..................        62,714
    1,345 Hungarian Telephone &
           Cable Corp. +.....................        13,840
    5,217 Inet Technologies, Inc. +..........        66,986
   27,377 Infonet Services Corp., Class B +..        52,016
    5,790 Intrado, Inc. +/(1)/...............       115,511
    9,213 Ixia +.............................       117,374
    3,894 KVH Industries, Inc. +/(1)/........       122,817
   10,884 Lightbridge, Inc. +................       104,813
    7,901 MasTec, Inc. +/(1)/................       104,925
   24,480 McLeodUSA, Inc., Class A +/(1)/....        39,168
    7,499 Metro One
           Telecommunications, Inc. +/(1)/...        14,548
   40,068 MRV Communications, Inc. +/(1)/....       160,673
    4,770 NII Holdings, Inc., Class B +/(1)/.       362,282
    6,019 North Pittsburgh Systems, Inc......       110,924
   16,085 Plantronics, Inc. +................       492,844
   26,464 Powerwave Technologies, Inc. +/(1)/       197,157
   16,204 Price Communications Corp. +.......       208,221
   19,702 Primus Telecommunications
           Group, Inc. +.....................       208,644
   48,774 Proxim Corp., Class A +............        68,771
   17,117 PTEK Holdings, Inc. +/(1)/.........       149,260
   21,720 RCN Corp. +/(1)/...................        22,154
   22,923 Remec, Inc. +/(1)/.................       257,196
   68,950 RF Micro Devices, Inc. +/(1)/......       803,268
    4,355 SafeNet, Inc. +....................       144,760

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
   17,374 SBA Communications Corp. +............... $      60,114
    1,310 Shenandoah Telecommunications Co.........        64,570
   79,501 Sonus Networks, Inc. +...................       726,639
    6,417 Spectralink Corp. +......................       132,126
   33,245 Stratex Networks, Inc. +.................       118,352
    5,832 SureWest Communications/(1)/.............       228,848
   66,215 Sycamore Networks, Inc. +................       352,264
   15,087 Symmetricom, Inc. +......................       106,122
   10,502 Talk America Holdings, Inc. +/(1)/.......       118,148
   20,420 Tekelec +................................       341,014
   26,232 Terayon Communication Systems +..........       156,867
   16,044 Time Warner Telecom, Inc., Class A +/(1)/       169,264
    5,437 Tollgrade Communications, Inc. +/(1)/....        94,114
    8,832 Triton PCS Holdings, Inc., Class A +.....        49,459
    8,341 ViaSat, Inc. +...........................       177,413
    2,166 Warwick Valley Telephone Co..............        69,442
   21,105 Western Wireless Corp., Class A +........       394,030
    9,750 Zhone Technologies, Inc. +...............        53,918
                                                    -------------
                                                       10,547,516
                                                    -------------
          TEXTILE - PRODUCTS - 0.13%
    3,530 Angelica Corp............................        72,894
    6,821 G&K Services, Inc., Class A..............       247,057
    3,606 UniFirst Corp............................        83,767
   12,790 Wellman, Inc.............................       111,273
                                                    -------------
                                                          514,991
                                                    -------------
          THERAPEUTICS - 1.00%
   35,269 Abgenix, Inc. +..........................       397,481
   25,430 BioMarin Pharmaceutical, Inc. +/(1)/.....       186,910
   12,509 Cell Therapeutics, Inc. +/(1)/...........       112,581
   11,345 CV Therapeutics, Inc. +/(1)/.............       203,870
   15,627 Discovery Laboratories, Inc. +...........       134,080
    4,231 Dov Pharmaceutical, Inc. +/(1)/..........        45,399
   13,860 Esperion Therapeutics, Inc. +/(1)/.......       318,641
    9,274 GTC Biotherapeutics, Inc. +/(1)/.........        25,596
    2,743 Hollis-Eden Pharmaceuticals +/(1)/.......        37,661
   29,564 Medarex, Inc. +/(1)/.....................       201,035
   16,726 Medicines Co. +..........................       457,790
   11,927 MGI Pharma, Inc. +/(1)/..................       457,639
   11,798 NPS Pharmaceuticals, Inc. +/(1)/.........       356,064
   16,378 Nuvelo, Inc. +/(1)/......................        64,038
    9,547 Onyx Pharmaceuticals, Inc. +.............       274,763
    5,449 Trimeris, Inc. +/(1)/....................       124,401

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          THERAPEUTICS - Continued
   17,617 Tularik, Inc. +/(1)/................. $    263,903
   18,579 Vicuron Phamaceuticals, Inc. +.......      337,209
                                                ------------
                                                   3,999,061
                                                ------------
          TOBACCO - 0.20%
   16,635 Dimon, Inc...........................      112,286
    3,966 Standard Commercial Corp.............       82,691
    9,971 Universal Corp.......................      425,961
    9,340 Vector Group, Ltd./(1)/..............      158,780
                                                ------------
                                                     779,718
                                                ------------
          UTILITIES - COMMUNICATION - 0.08%
    8,693 Commonwealth Telephone Enterprises,
           Inc. +..............................      327,031
                                                ------------
          UTILITIES - ELECTRIC - 1.37%
   47,263 Allegheny Energy, Inc. +/(1)/........      508,077
   12,862 Black Hills Corp.....................      414,928
    4,748 Central Vermont Public Service Corp..      113,477
    5,768 CH Energy Group, Inc./(1)/...........      253,215
   17,727 Cleco Corp...........................      315,186
   54,396 CMS Energy Corp. +/(1)/..............      429,185
   19,699 El Paso Electric Co. +...............      250,177
    9,109 Empire District Electric Co./(1)/....      192,747
   10,439 Headwaters, Inc. +...................      199,176
   15,323 Idacorp, Inc./(1)/...................      450,496
    7,125 MGE Energy, Inc......................      228,071
   10,303 Otter Tail Corp./(1)/................      280,551
    9,327 Plug Power, Inc. +/(1)/..............       54,003
   15,693 PNM Resources, Inc...................      439,561
   46,991 Sierra Pacific Resources +/(1)/......      325,648
    4,699 UIL Holdings Corp./(1)/..............      188,007
   11,412 UniSource Energy Corp................      279,937
   26,842 Weststar Energy, Inc.................      533,082
                                                ------------
                                                   5,455,524
                                                ------------
          UTILITIES - GAS, DISTRIBUTION - 0.39%
    2,237 Chesapeake Utilities Corp............       56,171
    1,761 EnergySouth, Inc.....................       60,402
   10,295 Northwest Natural Gas Co.............      313,998
    6,427 NUI Corp./(1)/.......................      100,454

--------------------------------------------------------------------------------

                                                              November 30, 2003

82

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          UTILITIES - GAS,
          DISTRIBUTION - Continued
    7,598 SEMCO Energy, Inc...................... $     37,230
    4,971 South Jersey Industries, Inc...........      195,857
   21,320 Southern Union Co. +...................      389,730
   12,218 Southwest Gas Corp.....................      275,516
    3,776 World Fuel Services Corp...............      113,016
                                                  ------------
                                                     1,542,374
                                                  ------------
          UTILITIES - GAS, PIPELINE - 0.07%
   73,771 Aquila, Inc. +.........................      264,100
                                                  ------------
          UTILITIES - MISCELLANEOUS - 0.04%
    5,089 Casella Waste Systems, Inc.,
           Class A +.............................       68,193
    8,700 Walter Industries, Inc.................      106,488
                                                  ------------
                                                       174,681
                                                  ------------
          WATER SERVICES - 0.16%
    6,096 American States Water Co...............      147,950
    5,717 California Water Service Group.........      149,557
    3,188 Connecticut Water Service, Inc.........       92,675
    4,176 Middlesex Water Co./(1)/...............       83,520
    2,457 Pico Holdings, Inc. +..................       36,658
      860 SJW Corp...............................       76,316
    3,977 Southwest Water Co./(1)/...............       63,155
                                                  ------------
                                                       649,831
                                                  ------------
          TOTAL COMMON STOCK
          (Cost $305,161,907)....................  343,017,286
                                                  ------------
          PREFERRED STOCK - 0.00%
          REAL ESTATE INVESTMENT TRUSTS -
          0.00%
      778 Prime Retail, Inc. 8.50%...............        6,170
                                                  ------------
          TOTAL PREFERRED STOCK
          (Cost $29,954).........................        6,170
                                                  ------------
          WARRANTS - 0.00%
          FINANCE COMPANIES - 0.00%
      255 Imperial Credit Industries, Inc. +/(3)/            0
                                                  ------------

  NUMBER                                             MARKET
 OF SHARES                                           VALUE
--------------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - 0.00%
        491 Microstrategy, Inc. +:............... $        147
                                                  ------------
            TOTAL WARRANTS
            (Cost $0)............................          147
                                                  ------------
    PAR
   VALUE
------------
            SHORT-TERM INVESTMENTS - 27.76%
            COLLECTIVE INVESTMENT POOL - 17.88%
$71,348,367 Securities Lending Quality Trust/(2)/   71,348,367
                                                  ------------
            COMMERCIAL PAPER - 9.16%
 10,900,000 BellSouth Corp.:
              1.00% due 12/5/03 @................   10,898,789
  5,365,000 Eksportfinans A S:
              1.01% due 12/5/03 @................    5,364,398
 10,000,000 Merck & Co., Inc.:
              1.00% due 12/2/03 @................    9,999,722
  7,000,000 Target Corp.:
              1.01% due 12/2/03 @................    6,999,804
  3,300,000 USAA Capital Corp.:
              1.00% due 12/5/03 @................    3,299,633
                                                  ------------
                                                    36,562,346
                                                  ------------
            U.S. TREASURY BILLS - 0.72%
            United States Treasury Bills:
     50,000   0.90% due 12/11/03 @...............       49,987
    125,000   0.90% due 12/11/03 @...............      124,969
    250,000   0.89% due 12/11/03 @...............      249,938
    425,000   0.89% due 1/8/04 @.................      424,601
    920,000   0.89% due 1/15/04 @................      918,977
    255,000   0.88% due 12/11/03 @...............      254,903
     50,000   0.88% due 12/18/03 @...............       49,979
    260,000   0.87% due 12/18/03 @...............      259,893
     50,000   0.87% due 1/15/04 @................       49,946
    150,000   0.86% due 12/4/03 @................      149,989
     40,000   0.86% due 12/11/03 @...............       39,990
     25,000   0.85% due 12/11/03 @...............       24,994
     25,000   0.83% due 12/4/03 @................       24,998
     85,000   0.82% due 12/4/03 @................       84,994
     50,000   0.81% due 12/4/03 @................       49,997
    100,000   0.80% due 12/4/03 @................       99,993
                                                  ------------
                                                     2,858,148
                                                  ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $110,768,861)..................  110,768,861
                                                  ------------

    PAR                                                       MARKET
   VALUE                                                      VALUE
------------------------------------------------------------------------
            REPURCHASE AGREEMENT - 3.81%
$15,201,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 0.93%,
             dated 11/28/03, to be repurchased
             12/1/03 in the amount of
             $15,202,178 and collateralized by
             Federal Home Loan Mtg. Corp. Notes,
             bearing interest at 6.63%, due
             9/15/09 and having an approximate
             value of $15,657,250 (Cost
             $15,201,000) @............................... $  15,201,000
                                                           -------------
            TOTAL INVESTMENTS
            (Cost $431,161,722) - 117.53%.................   468,993,464
            Other assets and liabilities,
             net - (17.53)%...............................  (69,945,433)
                                                           -------------
            NET ASSETS - 100%............................. $ 399,048,031
                                                           -------------
            +  Non-income producing
            @ The security or a portion thereof
             represents collateral for open futures
             contracts.
            #  Security represents an investment in
             an affiliated company.
            /(1)/ The security or a portion thereof is out
             on loan (see Note 2).
            /(2)/ The security is purchased with the
             cash collateral received from
             securities loaned.
            /(3)/ Fair valued security (see Note 2).
            /(4)/ Illiquid security.

OPEN FUTURES CONTRACTS

----------------------------------------------------------------------------------
                                                         Value as of
Number of                                     Value at   November 30,  Unrealized
Contracts    Description     Expiration Date Trade Date      2003     Appreciation
----------------------------------------------------------------------------------
200 Long  Russell 2000 Index  December 2003  $52,249,147 $54,650,000   $2,400,853
                                                                       ----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

          SOCIAL AWARENESS FUND - SCHEDULE OF INVESTMENTS (Unaudited)


November 30, 2003

                                                                             83


             NUMBER                                        MARKET
            OF SHARES                                      VALUE
            --------------------------------------------------------
                      COMMON STOCK - 91.13%
                      AIRLINES - 0.29%
              87,750  Delta Air Lines, Inc./(1)/........ $ 1,100,385
                                                         -----------
                      APPAREL & PRODUCTS - 1.07%
              38,157  Gap, Inc..........................     820,376
              34,882  Jones Apparel Group, Inc..........   1,203,429
              50,000  VF Corp...........................   2,063,500
                                                         -----------
                                                           4,087,305
                                                         -----------
                      AUTOMOTIVE - 1.43%
               7,020  Borg-Warner, Inc..................     554,580
              46,840  Danaher Corp......................   3,897,088
               9,810  SPX Corp. +.......................     532,683
              61,450  Visteon Corp......................     482,383
                                                         -----------
                                                           5,466,734
                                                         -----------
                      BANKS - 4.85%
              10,000  Bank One Corp.....................     433,600
              37,650  Comerica, Inc.....................   1,963,447
              55,000  FleetBoston Financial Corp........   2,233,000
              57,500  Mellon Financial Corp.............   1,656,000
              27,430  National City Corp................     920,277
              12,390  U.S. Bancorp......................     343,327
              86,370  Wachovia Corp.....................   3,951,427
             123,000  Wells Fargo & Co..................   7,051,590
                                                         -----------
                                                          18,552,668
                                                         -----------
                      BEVERAGES - 2.74%
             163,100  Coca-Cola Bottling Co.............   7,584,150
              31,425  Coca-Cola Enterprises, Inc........     648,926
              46,850  PepsiCo, Inc......................   2,254,422
                                                         -----------
                                                          10,487,498
                                                         -----------
                      BROADCASTING - 1.20%
              22,870  Clear Channel Communications, Inc.     956,195
             115,980  Comcast Corp., Class A +..........   3,639,452
                                                         -----------
                                                           4,595,647
                                                         -----------
                      BUILDING MATERIALS - 1.45%
               2,850  Lafarge North America Inc./(1)/...     108,585
              40,700  Lowe's Cos., Inc..................   2,372,810

          NUMBER                                             MARKET
         OF SHARES                                           VALUE
         -------------------------------------------------------------
                   BUILDING MATERIALS - Continued
           40,000  Masco Corp............................. $ 1,088,000
           45,000  Vulcan Materials Co./(1)/..............   2,001,150
                                                           -----------
                                                             5,570,545
                                                           -----------
                   CHEMICAL - 0.92%
           89,060  Ashland, Inc...........................   3,539,244
                                                           -----------
                   COMMERCIAL SERVICES - 0.34%
          108,850  Concord EFS, Inc. +....................   1,250,686
              980  Fluor Corp.............................      35,927
                                                           -----------
                                                             1,286,613
                                                           -----------
                   CONGLOMERATES - 4.89%
           72,440  3M Co..................................   5,725,658
          453,870  General Electric Co. @.................  13,012,453
                                                           -----------
                                                            18,738,111
                                                           -----------
                   DRUGS - 5.92%
           60,930  Abbott Laboratories....................   2,693,106
           11,650  Allergan, Inc..........................     870,605
          132,040  Bristol-Myers Squibb Co................   3,479,254
            8,950  Eli Lilly & Co.........................     613,612
           13,300  Merck & Co., Inc.......................     539,980
          335,190  Pfizer, Inc. @.........................  11,245,624
           26,380  Watson Pharmaceuticals, Inc. +.........   1,243,553
           49,780  Wyeth..................................   1,961,332
                                                           -----------
                                                            22,647,066
                                                           -----------
                   ELECTRONICS/ELECTRICAL
                   EQUIPMENT - 1.45%
           33,190  Agilent Technologies, Inc. +...........     938,613
           58,000  American Power Conversion Corp.........   1,267,880
            2,860  Amphenol Corp., Class A +..............     173,087
            1,470  AVX Corp./(1)/.........................      22,197
           13,220  Hawaiian Electric Industries, Inc./(1)/     609,310
            9,170  Mettler-Toledo International, Inc. +...     359,648
               20  PMC-Sierra, Inc. +.....................         407
           77,600  Thermo Electron Corp. +................   1,854,640
           10,500  Waters Corp. +.........................     335,790
                                                           -----------
                                                             5,561,572
                                                           -----------

            NUMBER                                          MARKET
           OF SHARES                                        VALUE
           ----------------------------------------------------------
                     FINANCE COMPANIES - 1.99%
             47,480  Capital One Financial Corp.......... $ 2,835,506
            118,210  MBNA Corp...........................   2,898,509
             50,414  SLM Corp............................   1,871,872
                                                          -----------
                                                            7,605,887
                                                          -----------
                     FINANCIAL SERVICES - 6.09%
             10,000  American Express Co.................     457,100
              6,900  Charles Schwab Corp.................      80,040
            257,530  Citigroup, Inc. @...................  12,114,211
             35,000  Fannie Mae..........................   2,450,000
             38,000  Freddie Mac.........................   2,067,960
             13,940  Goldman Sachs Group, Inc............   1,339,355
             80,000  JP Morgan Chase & Co................   2,828,800
              2,290  Lehman Brothers Holdings, Inc.......     165,361
             32,180  Merrill Lynch & Co., Inc............   1,826,215
                                                          -----------
                                                           23,329,042
                                                          -----------
                     FOODS - 1.00%
             50,000  General Mills, Inc..................   2,250,500
             27,768  H J Heinz Co........................   1,002,425
             10,369  Wm. Wrigley Jr. Co..................     571,539
                                                          -----------
                                                            3,824,464
                                                          -----------
                     FREIGHT - 0.37%
             19,551  United Parcel Service, Inc., Class B   1,422,726
                                                          -----------
                     HARDWARE & TOOLS - 0.58%
             35,790  Black & Decker Corp.................   1,660,298
             16,990  Stanley Works.......................     555,743
                                                          -----------
                                                            2,216,041
                                                          -----------
                     HEALTHCARE - 0.97%
             27,300  Anthem, Inc. +......................   1,968,876
             57,580  McKesson Corp.......................   1,681,336
              1,603  Medco Health Solutions, Inc. +......      58,397
                                                          -----------
                                                            3,708,609
                                                          -----------
                     HEAVY DUTY TRUCKS/PARTS - 0.23%
             54,908  Dana Corp...........................     887,862
                                                          -----------

--------------------------------------------------------------------------------

                                                              November 30, 2003

84

         NUMBER                                               MARKET
        OF SHARES                                             VALUE
        ---------------------------------------------------------------
                  HOSPITAL SUPPLIES - 2.83%
          22,360  AmerisourceBergen Corp................... $ 1,415,164
          57,140  Becton, Dickinson and Co.................   2,287,314
          41,000  Boston Scientific Corp. +................   1,471,490
          29,300  Cardinal Health, Inc.....................   1,791,402
          78,820  Johnson & Johnson........................   3,885,038
                                                            -----------
                                                             10,850,408
                                                            -----------
                  HOUSEHOLD PRODUCTS - 3.88%
             530  American Greetings Corp., Class A  +/(1)/      11,194
          32,890  Colgate-Palmolive Co.....................   1,726,725
         130,000  Gillette Co..............................   4,384,900
          74,630  International Flavors &
                   Fragrances, Inc.........................   2,423,236
          65,410  Procter & Gamble Co......................   6,295,058
                                                            -----------
                                                             14,841,113
                                                            -----------
                  INFORMATION PROCESSING
                  HARDWARE - 4.52%
         120,000  Dell, Inc. +.............................   4,140,000
         168,000  Hewlett-Packard Co.......................   3,643,920
          75,000  International Business Machines Corp.....   6,790,500
          34,332  Lexmark International, Inc., Class A  +..   2,657,297
          15,360  Sun Microsystems, Inc. +.................      65,587
                                                            -----------
                                                             17,297,304
                                                            -----------
                  INFORMATION PROCESSING
                  SERVICES - 2.59%
           9,410  Adobe Systems, Inc.......................     388,821
           7,040  Ceridian Corp. +.........................     149,459
          56,820  eBay, Inc. +.............................   3,173,397
          88,557  Fiserv, Inc. +...........................   3,320,888
          37,490  SunGard Data Systems, Inc. +.............   1,012,980
          40,740  Symantec Corp. +.........................   1,337,494
          33,340  Unisys Corp. +...........................     544,109
                                                            -----------
                                                              9,927,148
                                                            -----------
                  INFORMATION PROCESSING
                  SOFTWARE - 3.77%
         450,660  Microsoft Corp. @........................  11,581,962
         237,960  Oracle Corp. +...........................   2,857,900
                                                            -----------
                                                             14,439,862
                                                            -----------

          NUMBER                                             MARKET
         OF SHARES                                           VALUE
         -------------------------------------------------------------
                   INSURANCE - 7.97%
           26,010  Aetna, Inc............................. $ 1,674,524
          114,860  AFLAC, Inc.............................   4,131,514
           96,683  Allstate Corp..........................   3,904,059
           42,160  American International Group, Inc. #...   2,443,172
           22,310  Chubb Corp.............................   1,460,189
           24,770  Hartford Financial Services Group, Inc.   1,362,350
           62,000  John Hancock Financial Services, Inc...   2,278,500
           94,610  Lincoln National Corp..................   3,709,658
           62,840  Marsh & McLennan Cos., Inc.............   2,792,610
           15,120  PMI Group, Inc.........................     562,918
            6,700  Safeco Corp............................     250,781
           28,340  St. Paul Cos., Inc.....................   1,051,414
           14,419  Torchmark Corp.........................     635,878
           58,760  UnitedHealth Group, Inc................   3,167,164
           11,641  Wellpoint Health Networks, Inc.,
                    Class A +.............................   1,088,317
                                                           -----------
                                                            30,513,048
                                                           -----------
                   LEISURE AND TOURISM - 1.98%
            2,920  Electronic Arts, Inc. +................     129,152
           32,761  Harley-Davidson, Inc...................   1,545,336
           64,550  Mattel, Inc............................   1,306,492
          179,560  McDonald's Corp........................   4,602,123
                                                           -----------
                                                             7,583,103
                                                           -----------
                   MACHINERY - 1.53%
           87,670  Crane Co...............................   2,550,320
           32,528  Dover Corp.............................   1,248,750
           26,150  Illinois Tool Works, Inc...............   2,042,315
                                                           -----------
                                                             5,841,385
                                                           -----------
                   MEDICAL - BIOMEDICAL/GENE - 1.19%
           60,000  Amgen, Inc. +..........................   3,450,600
           23,527  Genzyme Corp. +........................   1,099,652
                                                           -----------
                                                             4,550,252
                                                           -----------
                   MEDICAL TECHNOLOGY - 0.02%
            1,150  Quest Diagnostics, Inc. +..............      83,916
                                                           -----------

            NUMBER                                          MARKET
           OF SHARES                                        VALUE
           ----------------------------------------------------------
                     MULTIMEDIA - 2.26%
            193,410  Time Warner, Inc. +................. $ 3,148,715
             66,890  Viacom, Inc., Class B...............   2,630,115
            123,960  Walt Disney Co......................   2,862,236
                                                          -----------
                                                            8,641,066
                                                          -----------
                     OIL AND GAS - 1.71%
             12,710  Cooper Cameron Corp. +..............     551,741
             19,850  Diamond Offshore Drilling, Inc./(1)/     348,368
             48,370  Helmerich & Payne, Inc..............   1,165,717
              9,510  Nabors Industries, Ltd. +...........     353,011
             14,040  ONEOK, Inc./(1)/....................     278,132
             42,900  Tidewater, Inc......................   1,184,469
             75,460  Transocean, Inc. +..................   1,462,415
             27,910  Valero Energy Corp..................   1,202,921
                                                          -----------
                                                            6,546,774
                                                          -----------
                     PAPER/FOREST PRODUCTS - 0.31%
              8,630  Boise Cascade Corp./(1)/............     254,671
             50,990  Louisiana-Pacific Corp. +...........     922,409
                                                          -----------
                                                            1,177,080
                                                          -----------
                     PUBLISHING - 0.73%
             57,470  Tribune Co..........................   2,807,410
                                                          -----------
                     RAILROADS & EQUIPMENT - 0.59%
             40,400  CSX Corp............................   1,369,156
             41,390  Norfolk Southern Corp...............     886,160
                                                          -----------
                                                            2,255,316
                                                          -----------
                     RETAIL - 5.52%
             40,000  Bed Bath & Beyond, Inc. +...........   1,689,600
             13,288  Best Buy Co., Inc...................     823,856
             65,000  Dollar General Corp.................   1,372,800
             42,280  Home Depot, Inc.....................   1,554,213
             13,230  Kohl's Corp. +......................     639,274
             40,000  RadioShack Corp.....................   1,246,000
            100,000  Staples, Inc. +.....................   2,715,000
             51,570  Target Corp.........................   1,996,790
            163,320  Wal-Mart Stores, Inc. @.............   9,087,125
                                                          -----------
                                                           21,124,658
                                                          -----------
                     SCHOOLS - 0.41%
             22,870  Apollo Group, Inc., Class A +.......   1,578,716
                                                          -----------

--------------------------------------------------------------------------------

November 30, 2003

                                                                             85

           NUMBER                                            MARKET
          OF SHARES                                          VALUE
          ------------------------------------------------------------
                    SEMICONDUCTORS - 4.23%
             65,960 Applied Materials, Inc. +............ $  1,602,828
            337,000 Intel Corp...........................   11,265,910
             12,630 Maxim Integrated Products, Inc.......      657,771
             49,690 National Semiconductor Corp. +.......    2,222,137
             15,278 Texas Instruments, Inc...............      454,673
                                                          ------------
                                                            16,203,319
                                                          ------------
                    TELECOMMUNICATIONS - 4.86%
            164,950 AT&T Wireless Services, Inc. +.......    1,237,125
             71,180 BellSouth Corp.......................    1,852,816
             70,860 CenturyTel, Inc......................    2,317,122
            260,000 Cisco Systems, Inc. +................    5,891,600
            243,080 Motorola, Inc........................    3,412,843
             57,715 Nextel Communications, Inc.,
                     Class A +...........................    1,461,921
             73,990 Verizon Communications, Inc..........    2,424,652
                                                          ------------
                                                            18,598,079
                                                          ------------
                    UTILITIES - COMMUNICATION - 0.30%
             58,388 AT&T Corp............................    1,157,834
                                                          ------------
                    UTILITIES - ELECTRIC - 1.11%
             37,780 Duquesne Light Holdings, Inc.........      652,461
             40,290 OGE Energy Corp......................      959,708
            113,790 Puget Energy, Inc....................    2,645,617
                                                          ------------
                                                             4,257,786
                                                          ------------
                    UTILITIES - GAS, DISTRIBUTION - 0.41%
             28,080 AGL Resources, Inc...................      797,472
             22,080 KeySpan Corp.........................      777,878
                                                          ------------
                                                             1,575,350
                                                          ------------
                    UTILITIES - GAS, PIPELINE - 0.63%
            104,230 National Fuel Gas Co.................    2,407,713
                                                          ------------
                    TOTAL COMMON STOCK
                    (Cost $332,524,730)..................  348,886,659
                                                          ------------

          PAR                                                 MARKET
         VALUE                                                VALUE
       -----------------------------------------------------------------
                  SHORT-TERM INVESTMENTS - 4.64%
                  COLLECTIVE INVESTMENT POOL - 1.21%
       $4,618,766 Securities Lending Quality Trust/(2)/... $  4,618,766
                                                           ------------
                  COMMERCIAL PAPER - 2.87%
       11,000,000 UBS Finance, Inc.:
                    1.04% due 12/1/03 @...................   11,000,000
                                                           ------------
                  U.S. TREASURY BILLS - 0.56%
                  United States Treasury Bills:
           25,000   0.90% due 12/11/03 @..................       24,994
           10,000   0.89% due 12/11/03 @..................        9,997
        1,470,000   0.89% due 1/15/04 @...................    1,468,365
          145,000   0.88% due 12/18/03 @..................      144,940
           15,000   0.87% due 12/18/03 @..................       14,994
          250,000   0.86% due 12/18/03 @..................      249,898
          250,000   0.83% due 1/8/04 @....................      249,765
                                                           ------------
                                                              2,162,953
                                                           ------------
                  TOTAL SHORT-TERM INVESTMENTS
                  (Cost $17,781,719)......................   17,781,719
                                                           ------------
                  REPURCHASE AGREEMENT - 5.36%
       20,516,000 Agreement with State Street Bank & Trust
                   Co., bearing interest at 0.93%, dated
                   11/28/03, to be repurchased 12/1/03 in
                   the amount of $20,517,590 and
                   collateralized by Federal National Mtg.
                   Assoc. Notes, bearing interest at
                   1.50%, due 6/17/05 and having
                   an approximate value of
                   $21,135,993 (Cost $20,516,000) @.......   20,516,000
                                                           ------------
                  TOTAL INVESTMENTS
                  (Cost $370,822,449) - 101.13%...........  387,184,378
                  Other assets and liabilities,
                   net - (1.13)%..........................   (4,340,583)
                                                           ------------
                  NET ASSETS - 100%....................... $382,843,795
                                                           ------------

         +Non-income producing
         #Security represents an investment in an affiliated company
         @The security or a portion thereof represents collateral for open futures contracts.
     /(1)/The security or a portion thereof is out on loan (see Note 2). /(2)/The security is purchased with the cash collateral received from securities loaned.

OPEN FUTURES CONTRACTS

  ----------------------------------------------------------------------------
                                                     Value as of
  Number of                Expiration     Value at   November 30,  Unrealized
  Contracts  Description      Date       Trade Date      2003     Appreciation
  ----------------------------------------------------------------------------
  128 Long  S&P 500 Index December 2003 $ 32,948,660 $ 33,849,600  $ 900,940
                                                                   ---------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

            STOCK INDEX FUND - SCHEDULE OF INVESTMENTS (Unaudited)


                                                              November 30, 2003

86


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          COMMON STOCK - 99.08%
          ADVERTISING - 0.21%
  160,200 Interpublic Group of Cos., Inc.+/(1)/ $  2,282,850
   77,800 Omnicom Group, Inc...................    6,197,548
                                                ------------
                                                   8,480,398
                                                ------------
          AEROSPACE/DEFENSE - 1.73%
  344,200 Boeing Co............................   13,213,838
   80,700 General Dynamics Corp................    6,526,209
   48,100 Goodrich Corp........................    1,323,231
  351,900 Honeywell International, Inc.........   10,447,911
  184,600 Lockheed Martin Corp.................    8,480,524
   74,900 Northrop Grumman Corp................    6,937,987
  169,400 Raytheon Co..........................    4,694,074
   73,300 Rockwell Collins, Inc................    1,971,037
  191,800 United Technologies Corp.............   16,437,260
                                                ------------
                                                  70,032,071
                                                ------------
          AIRLINES - 0.16%
   50,500 Delta Air Lines, Inc./(1)/...........      633,270
  320,400 Southwest Airlines Co................    5,760,792
                                                ------------
                                                   6,394,062
                                                ------------
          APPAREL & PRODUCTS - 0.74%
  365,700 Gap, Inc.............................    7,862,550
   51,800 Jones Apparel Group, Inc.............    1,787,100
  213,500 Limited, Inc.........................    3,825,920
   44,500 Liz Claiborne, Inc...................    1,557,945
  107,900 Nike, Inc., Class B..................    7,256,275
   24,100 Reebok International, Ltd............      969,784
  208,900 TJX Cos., Inc........................    4,719,051
   43,900 VF Corp..............................    1,811,753
                                                ------------
                                                  29,790,378
                                                ------------
          APPLIANCES/FURNISHINGS - 0.11%
   78,700 Leggett & Platt, Inc.................    1,600,758
   32,100 Maytag Corp..........................      848,724
   28,200 Whirlpool Corp.......................    1,926,624
                                                ------------
                                                   4,376,106
                                                ------------
          AUTOMOTIVE - 0.90%
  112,500 AutoNation, Inc.+....................    1,977,750
   36,700 AutoZone, Inc.+......................    3,510,722
   30,200 Cooper Tire & Rubber Co..............      604,302
   62,700 Danaher Corp.........................    5,216,640

 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
          AUTOMOTIVE - (Continued)
  229,300 Delphi Automotive Systems Corp.. $  2,013,254
  749,800 Ford Motor Co./(1)/.............    9,897,360
  229,500 General Motors Corp.............    9,818,010
   71,200 Genuine Parts Co................    2,241,376
   71,700 Goodyear Tire & Rubber Co.+/(1)/      483,975
   53,500 Visteon Corp./(1)/..............      419,975
                                           ------------
                                             36,183,364
                                           ------------
          BANKS - 7.02%
  143,500 AmSouth Bancorp.................    3,442,565
  611,700 Bank of America Corp............   46,140,531
  315,300 Bank of New York Co., Inc.......    9,673,404
  462,600 Bank One Corp...................   20,058,336
  221,000 BB&T Corp.......................    8,698,560
   92,300 Charter One Financial, Inc......    3,066,206
   71,700 Comerica, Inc...................    3,739,155
  233,200 Fifth Third Bancorp.............   13,555,916
   51,500 First Tennessee National Corp...    2,296,900
  430,600 FleetBoston Financial Corp......   17,482,360
   93,600 Huntington Bancshares, Inc./(1)/    2,058,264
  172,200 KeyCorp/(1)/....................    4,785,438
   93,000 Marshall & Ilsley Corp./(1)/....    3,450,300
  176,300 Mellon Financial Corp...........    5,077,440
  251,300 National City Corp..............    8,431,115
   62,300 North Fork Bancorp., Inc........    2,487,639
   90,300 Northern Trust Corp.............    4,049,955
  114,700 PNC Financial Services Group....    6,235,092
  118,800 Providian Financial Corp.+/(1)/.    1,342,440
   91,100 Regions Financial Corp..........    3,380,721
  138,100 SouthTrust Corp.................    4,439,915
  136,300 State Street Bank & Trust Co....    6,945,848
  115,200 SunTrust Bks., Inc..............    8,184,960
  123,300 Synovus Financial Corp./(1)/....    3,533,778
  788,400 U.S. Bancorp....................   21,846,564
   80,200 Union Planters Corp.............    2,767,702
  545,200 Wachovia Corp...................   24,942,900
  687,300 Wells Fargo & Co................   39,402,909
   36,800 Zions Bancorp...................    2,269,456
                                           ------------
                                            283,786,369
                                           ------------
          BEVERAGES - 2.66%
   14,900 Adolph Coors Co., Class B/(1)/..      821,139
  338,400 Anheuser-Busch Cos., Inc........   17,535,888
   24,900 Brown-Forman Corp., Class B.....    2,284,326

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          BEVERAGES - (Continued)
1,005,800 Coca-Cola Bottling Co............. $ 46,769,700
  185,200 Coca-Cola Enterprises, Inc........    3,824,380
  109,600 Pepsi Bottling Group, Inc.........    2,529,568
  706,200 PepsiCo, Inc......................   33,982,344
                                             ------------
                                              107,747,345
                                             ------------
          BROADCASTING - 1.09%
  251,600 Clear Channel Communications, Inc.   10,519,396
  921,000 Comcast Corp., Class A+...........   28,900,980
  131,800 Univision Communications, Inc.,
           Class A+/(1)/....................    4,755,344
                                             ------------
                                               44,175,720
                                             ------------
          BUILDING MATERIALS - 0.76%
   29,600 American Standard Cos., Inc.+.....    2,951,120
  320,600 Lowe's Cos., Inc..................   18,690,980
  192,300 Masco Corp........................    5,230,560
   59,700 Sherwin-Williams Co...............    1,936,071
   41,600 Vulcan Materials Co./(1)/.........    1,849,952
                                             ------------
                                               30,658,683
                                             ------------
          CHEMICAL - 1.48%
   93,000 Air Products and Chemicals, Inc...    4,458,420
   28,000 Ashland, Inc./(1)/................    1,112,720
  375,900 Dow Chemical Co...................   14,115,045
  407,800 E.I. du Pont de Nemours and Co....   16,907,388
   31,700 Eastman Chemical Co./(1)/.........    1,130,739
  106,300 Ecolab, Inc.......................    2,787,186
   51,200 Engelhard Corp....................    1,526,784
   20,700 Great Lakes Chemical Corp./(1)/...      470,097
   45,400 Hercules, Inc.+/(1)/..............      455,816
  107,200 Monsanto Co.......................    2,907,264
   69,500 PPG Industries, Inc...............    4,063,665
   66,700 Praxair, Inc......................    4,787,726
   91,000 Rohm and Haas Co..................    3,653,650
   29,000 Sigma-Aldrich Corp................    1,553,530
                                             ------------
                                               59,930,030
                                             ------------
          COMMERCIAL SERVICES - 0.70%
   23,100 Ball Corp./(1)/...................    1,292,445
  414,900 Cendant Corp.+....................    9,194,184
   69,800 Cintas Corp./(1)/.................    3,262,452
  199,200 Concord EFS, Inc.+................    2,288,808
   58,400 Convergys Corp.+..................      895,856

--------------------------------------------------------------------------------

November 30, 2003

                                                                             87

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          COMMERCIAL SERVICES - (Continued)
   21,700 Deluxe Corp....................... $    894,040
   33,400 Fluor Corp./(1)/..................    1,224,444
   61,000 Moody's Corp......................    3,494,080
  154,200 Paychex, Inc......................    5,932,074
                                             ------------
                                               28,478,383
                                             ------------
          CONGLOMERATES - 4.28%
  320,400 3M Co.............................   25,324,416
   30,700 Eaton Corp........................    3,161,793
4,100,300 General Electric Co.@.............  117,555,601
   37,800 ITT Industries, Inc...............    2,491,776
   75,900 Loews Corp./(1)/..................    3,235,617
   55,500 Textron, Inc......................    2,766,120
  817,400 Tyco International, Ltd...........   18,759,330
                                             ------------
                                              173,294,653
                                             ------------
          DRUGS - 6.71%
  639,500 Abbott Laboratories...............   28,265,900
   53,400 Allergan, Inc.....................    3,990,582
  793,400 Bristol-Myers Squibb Co...........   20,906,090
  459,400 Eli Lilly & Co....................   31,496,464
  149,400 Forest Laboratories, Inc.+........    8,163,216
   98,700 King Pharmaceuticals, Inc.+.......    1,274,217
  916,200 Merck & Co., Inc..................   37,197,720
3,186,600 Pfizer, Inc.@.....................  106,910,430
  601,300 Schering-Plough Corp..............    9,650,865
   44,000 Watson Pharmaceuticals, Inc.+.....    2,074,160
  544,800 Wyeth.............................   21,465,120
                                             ------------
                                              271,394,764
                                             ------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 1.47%
  192,800 Agilent Technologies, Inc.+.......    5,452,384
   80,700 American Power Conversion Corp....    1,764,102
   85,600 Applera Corp. - Applied Biosystems
           Group/(1)/.......................    1,837,832
   77,100 Comverse Technology, Inc.+........    1,482,633
  172,300 Emerson Electric Co...............   10,517,192
   81,400 Jabil Circuit, Inc.+..............    2,239,314
  585,300 JDS Uniphase Corp.+/(1)/..........    2,013,432
   36,700 Johnson Controls, Inc.............    4,016,448
   19,900 Millipore Corp.+/(1)/.............      851,919
   78,200 Molex, Inc.M/(1)/.................    2,514,912
   65,100 NVIDIA Corp.+/(1)/................    1,376,865
   48,400 Parker Hannifin Corp./(1)/........    2,661,516

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - (Continued)
   51,800 Perkinelmer, Inc....................... $    875,938
   95,800 Pitney Bowes, Inc......................    3,808,050
   69,800 PMC-Sierra, Inc.+/(1)/.................    1,421,826
   34,000 Power-One, Inc.+/(1)/..................      286,620
  208,800 Sanmina-SCI Corp.+.....................    2,545,272
  339,600 Solectron Corp.+.......................    1,986,660
   94,400 Symbol Technologies, Inc...............    1,316,880
   34,800 Tektronix, Inc.........................      958,740
   66,400 Thermo Electron Corp.+.................    1,586,960
   23,900 Thomas & Betts Corp./(1)/..............      497,120
   37,400 W. W. Grainger, Inc....................    1,730,124
   50,300 Waters Corp.+..........................    1,608,594
  323,700 Xerox Corp.+/(1)/......................    3,942,666
                                                  ------------
                                                    59,293,999
                                                  ------------
          FINANCE COMPANIES - 0.62%
   93,000 Capital One Financial Corp.............    5,553,960
  522,900 MBNA Corp..............................   12,821,508
  184,600 SLM Corp...............................    6,854,198
                                                  ------------
                                                    25,229,666
                                                  ------------
          FINANCIAL SERVICES - 7.40%
  526,700 American Express Co....................   24,075,457
   40,800 Bear Stearns Cos., Inc.................    2,956,368
  554,300 Charles Schwab Corp....................    6,429,880
2,108,100 Citigroup, Inc.........................   99,165,024
   55,700 Countrywide Financial Corp.............    5,881,920
   57,400 Equifax, Inc...........................    1,356,362
  398,500 Fannie Mae.............................   27,895,000
   44,400 Federated Investors, Inc., Class B/(1)/    1,276,500
  102,700 Franklin Resources, Inc................    4,912,141
  284,800 Freddie Mac............................   15,498,816
  194,100 Goldman Sachs Group, Inc...............   18,649,128
   73,500 H & R Block, Inc.......................    3,990,315
   97,900 Janus Capital Group, Inc...............    1,361,789
  833,500 JP Morgan Chase & Co...................   29,472,560
  112,600 Lehman Brothers Holdings, Inc..........    8,130,846
  382,700 Merrill Lynch & Co., Inc...............   21,718,225
  445,200 Morgan Stanley.........................   24,610,656
   50,500 T. Rowe Price Group, Inc...............    2,123,020
                                                  ------------
                                                   299,504,007
                                                  ------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          FOODS - 1.45%
  263,900 Archer-Daniels-Midland Co........... $  3,771,131
  168,000 Campbell Soup Co....................    4,302,480
  219,700 ConAgra Foods, Inc..................    5,382,650
  152,500 General Mills, Inc..................    6,864,025
  144,000 H J Heinz Co........................    5,198,400
   53,400 Hershey Foods Corp..................    4,149,180
  167,100 Kellogg Co..........................    5,977,167
   57,100 McCormick & Co., Inc./(1)/..........    1,638,199
  318,100 Sara Lee Corp./(1)/.................    6,536,955
  265,900 Sysco Corp..........................    9,657,488
   92,100 Wm. Wrigley Jr. Co..................    5,076,552
                                               ------------
                                                 58,554,227
                                               ------------
          FREIGHT - 1.07%
  122,100 FedEx Corp..........................    8,876,670
   26,000 Ryder System, Inc...................      810,940
  460,500 United Parcel Service, Inc., Class B   33,510,585
                                               ------------
                                                 43,198,195
                                               ------------
          HARDWARE & TOOLS - 0.08%
   31,800 Black & Decker Corp.................    1,475,202
   23,800 Snap-on, Inc........................      714,476
   34,900 Stanley Works.......................    1,141,579
                                               ------------
                                                  3,331,257
                                               ------------
          HEALTHCARE - 0.41%
   56,800 Anthem, Inc.+.......................    4,096,416
   21,800 Bausch & Lomb, Inc./(1)/............    1,095,014
   98,200 Health Management Associates, Inc.,
           Class A/(1)/.......................    2,523,740
   36,500 Manor Care, Inc.....................    1,289,180
  118,900 McKesson Corp.......................    3,471,880
  110,700 Medco Health Solutions, Inc.+.......    4,032,801
                                               ------------
                                                 16,509,031
                                               ------------
          HEAVY DUTY TRUCKS/PARTS - 0.15%
   60,800 Dana Corp...........................      983,136
   28,000 Navistar International Corp.+.......    1,206,800
   47,700 PACCAR, Inc.........................    3,826,017
                                               ------------
                                                  6,015,953
                                               ------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

88

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          HOME BUILDERS - 0.16%
   25,300 Centex Corp./(1)/....................... $  2,767,820
   19,300 KB Home.................................    1,329,384
   25,300 Pulte Homes, Inc./(1)/..................    2,417,162
                                                   ------------
                                                      6,514,366
                                                   ------------
          HOSPITAL MANAGEMENT - 0.28%
  204,500 HCA, Inc................................    8,570,595
  189,800 Tenet Healthcare Corp.+.................    2,772,978
                                                   ------------
                                                     11,343,573
                                                   ------------
          HOSPITAL SUPPLIES - 3.36%
   45,800 AmerisourceBergen Corp..................    2,898,682
  249,200 Baxter International, Inc...............    6,932,744
  103,900 Becton, Dickinson and Co................    4,159,117
  105,000 Biomet, Inc.............................    3,755,850
  337,000 Boston Scientific Corp.+................   12,094,930
  182,700 Cardinal Health, Inc....................   11,170,278
   21,200 CR Bard, Inc............................    1,602,720
1,214,700 Johnson & Johnson.......................   59,872,563
  497,900 Medtronic, Inc..........................   22,505,080
   70,300 St. Jude Medical, Inc.+.................    4,452,802
   81,500 Stryker Corp............................    6,601,500
                                                   ------------
                                                    136,046,266
                                                   ------------
          HOUSEHOLD PRODUCTS - 2.70%
   24,000 Alberto-Culver Co., Class B.............    1,465,680
   27,000 American Greetings Corp., Class A+/(1)/.      570,240
   96,700 Avon Products, Inc......................    6,623,950
   88,700 Clorox Co...............................    4,161,804
  220,200 Colgate-Palmolive Co....................   11,560,500
   59,400 Fortune Brands, Inc.....................    4,058,208
  417,500 Gillette Co.............................   14,082,275
   38,600 International Flavors & Fragrances, Inc.    1,253,342
  207,400 Kimberly-Clark Corp.....................   11,245,228
  112,300 Newell Rubbermaid, Inc..................    2,568,301
  530,700 Procter & Gamble Co.....................   51,074,568
   23,900 Tupperware Corp.........................      368,299
                                                   ------------
                                                    109,032,395
                                                   ------------
          HUMAN RESOURCES - 0.04%
   69,700 Robert Half International, Inc.+........    1,551,522
                                                   ------------

 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          INFORMATION PROCESSING -
          HARDWARE - 3.56%
  148,400 Apple Computer, Inc.+....................... $  3,104,528
1,051,300 Dell, Inc.+.................................   36,269,850
  132,600 Gateway, Inc.+..............................      591,396
1,249,501 Hewlett-Packard Co..........................   27,101,677
  708,100 International Business Machines Corp........   64,111,374
   52,400 Lexmark International, Inc., Class A+.......    4,055,760
  139,900 Network Appliance, Inc.+/(1)/...............    3,233,089
1,321,800 Sun Microsystems, Inc.+.....................    5,644,086
                                                       ------------
                                                        144,111,760
                                                       ------------
          INFORMATION PROCESSING -
          SERVICES - 1.88%
   95,500 Adobe Systems, Inc..........................    3,946,060
   76,600 Computer Sciences Corp.+....................    3,171,240
  262,800 eBay, Inc.+.................................   14,677,380
  196,300 Electronic Data Systems Corp................    4,244,006
  897,900 EMC Corp.+..................................   12,337,146
  303,000 First Data Corp.............................   11,468,550
   79,200 Fiserv, Inc.+...............................    2,970,000
   46,000 Monster Worldwide, Inc.+/(1)/...............    1,106,760
   38,800 NCR Corp.+/(1)/.............................    1,354,120
  116,800 SunGard Data Systems, Inc.+.................    3,155,936
  124,200 Symantec Corp.+.............................    4,077,486
  134,800 Unisys Corp.+...............................    2,199,936
  265,800 Yahoo!, Inc.+...............................   11,424,084
                                                       ------------
                                                         76,132,704
                                                       ------------
          INFORMATION PROCESSING -
          SOFTWARE - 4.50%
   45,800 Autodesk, Inc...............................    1,063,476
  244,800 Automatic Data Processing, Inc..............    9,358,704
   93,100 BMC Software, Inc.+.........................    1,548,253
   67,400 Citrix Systems, Inc.+.......................    1,618,948
  236,900 Computer Associates International, Inc./(1)/    5,519,770
  156,600 Compuware Corp.+............................      895,752
   97,900 IMS Health, Inc.............................    2,254,637
   83,900 Intuit, Inc.+...............................    4,218,492
   35,300 Mercury Interactive Corp.+/(1)/.............    1,652,040
4,425,800 Microsoft Corp.@............................  113,743,060
  151,900 Novell, Inc.+...............................    1,443,050
2,142,000 Oracle Corp.+...............................   25,725,420
  109,000 Parametric Technology Corp.+................      372,780
  149,000 PeopleSoft, Inc.+...........................    3,151,350

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - (Continued)
  202,200 Siebel Systems, Inc.+.................. $  2,664,996
  174,300 VERITAS Software Corp.+................    6,627,060
                                                  ------------
                                                   181,857,788
                                                  ------------
          INSURANCE - 5.14%
  113,800 ACE, Ltd...............................    4,148,010
   62,900 Aetna, Inc.............................    4,049,502
  210,400 AFLAC, Inc.............................    7,568,088
  288,000 Allstate Corp..........................   11,629,440
   43,600 AMBAC Financial Group, Inc.............    2,997,500
1,067,800 American International Group, Inc.#....   61,879,010
  128,000 Aon Corp...............................    2,808,320
   76,700 Chubb Corp.............................    5,020,015
   57,400 CIGNA Corp.............................    3,079,510
   65,700 Cincinnati Financial Corp..............    2,662,821
  115,600 Hartford Financial Services Group, Inc.    6,358,000
   66,200 Humana, Inc.+..........................    1,478,246
   58,000 Jefferson-Pilot Corp./(1)/.............    2,814,740
  118,400 John Hancock Financial Services, Inc...    4,351,200
   72,700 Lincoln National Corp..................    2,850,567
  218,000 Marsh & McLennan Cos., Inc.............    9,687,920
   59,300 MBIA, Inc..............................    3,446,516
  311,100 MetLife, Inc...........................   10,169,859
   40,300 MGIC Investment Corp./(1)/.............    2,133,885
  132,400 Principal Financial Group, Inc.........    4,383,764
   88,900 Progressive Corp.......................    6,943,090
  223,400 Prudential Financial, Inc..............    8,737,174
   56,700 Safeco Corp............................    2,122,281
   93,200 St. Paul Cos., Inc.....................    3,457,720
   46,800 Torchmark Corp.........................    2,063,880
  412,200 Travelers Property Casualty Corp.,
           Class B...............................    6,430,320
  244,100 UnitedHealth Group, Inc................   13,156,990
  121,100 UnumProvident Corp.....................    1,808,023
   60,100 Wellpoint Health Networks, Inc.,
           Class A+..............................    5,618,749
   55,900 Xl Capital, Ltd., Class A..............    4,203,680
                                                  ------------
                                                   208,058,820
                                                  ------------
          LEISURE AND TOURISM - 1.74%
   37,100 Brunswick Corp./(1)/...................    1,114,855
  257,700 Carnival Corp..........................    9,068,463
   67,300 Darden Restaurants, Inc................    1,393,783

--------------------------------------------------------------------------------

November 30, 2003

                                                                             89

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          LEISURE AND TOURISM - (Continued)
  120,400 Electronic Arts, Inc.+.................... $  5,325,292
  123,800 Harley-Davidson, Inc......................    5,839,646
   45,100 Harrah's Entertainment, Inc...............    2,158,937
   71,100 Hasbro, Inc...............................    1,572,021
  154,600 Hilton Hotels Corp........................    2,529,256
  141,200 International Game Technology.............    4,898,228
   95,400 Marriott International, Inc., Class A.....    4,372,182
  179,600 Mattel, Inc...............................    3,635,104
  520,800 McDonald's Corp...........................   13,348,104
   58,800 Sabre Holdings Corp., Class A.............    1,225,980
  160,000 Starbucks Corp.+..........................    5,131,200
   82,300 Starwood Hotels & Resorts Worldwide, Inc.,
           Class B..................................    2,836,881
   46,500 Wendy's International, Inc................    1,805,595
  120,100 Yum! Brands, Inc.+........................    4,142,249
                                                     ------------
                                                       70,397,776
                                                     ------------
          MACHINERY - 1.03%
  141,200 Caterpillar, Inc..........................   10,738,260
   37,700 Cooper Industries, Ltd., Class A..........    2,022,605
   24,200 Crane Co..................................      703,978
   17,000 Cummins, Inc./(1)/........................      789,650
   98,000 Deere & Co................................    6,000,540
   82,900 Dover Corp................................    3,182,531
  126,000 Illinois Tool Works, Inc..................    9,840,600
   70,100 Ingersoll-Rand Co., Class A...............    4,370,034
   50,800 Pall Corp.................................    1,301,496
   75,700 Rockwell Automation, Inc..................    2,517,025
                                                     ------------
                                                       41,466,719
                                                     ------------
          MEDICAL - BIOMEDICAL/GENE - 1.04%
  528,200 Amgen, Inc.+..............................   30,376,782
  134,000 Biogen, Inc.+/(1)/........................    5,116,120
   90,900 Genzyme Corp.+............................    4,248,666
  102,200 MedImmune, Inc.+..........................    2,432,360
                                                     ------------
                                                       42,173,928
                                                     ------------
          MEDICAL TECHNOLOGY - 0.51%
   76,400 Chiron Corp.+/(1)/........................    4,096,568
  126,000 Guidant Corp..............................    7,153,020
   43,000 Quest Diagnostics, Inc.+..................    3,137,710
   92,800 Zimmer Holdings, Inc.+....................    6,117,376
                                                     ------------
                                                       20,504,674
                                                     ------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          METALS - 0.71%
  346,300 Alcoa, Inc........................... $ 11,362,103
   33,200 Allegheny Technologies, Inc./(1)/....      272,240
   68,900 Freeport-McMoRan Copper & Gold, Inc.,
           Class B/(1)/........................    2,999,217
  176,800 Newmont Mining Corp..................    8,511,152
   32,000 Nucor Corp...........................    1,795,520
   36,500 Phelps Dodge Corp.+..................    2,324,320
   42,200 United States Steel Corp./(1)/.......    1,048,670
   35,200 Worthington Industries, Inc./(1)/....      504,064
                                                ------------
                                                  28,817,286
                                                ------------
          MISCELLANEOUS - 0.07%
  117,300 Eastman Kodak Co./(1)/...............    2,857,428
                                                ------------
          MULTIMEDIA - 2.31%
  110,400 Gannett Co., Inc.....................    9,560,640
   78,300 McGraw-Hill Cos., Inc................    5,363,550
   20,400 Meredith Corp........................      976,956
1,846,900 Time Warner, Inc.+...................   30,067,532
  718,300 Viacom, Inc., Class B................   28,243,556
  836,600 Walt Disney Co.......................   19,317,094
                                                ------------
                                                  93,529,328
                                                ------------
          OIL AND GAS - 5.42%
   36,800 Amerada Hess Corp....................    1,743,216
  102,100 Anadarko Petroleum Corp..............    4,587,353
   66,300 Apache Corp..........................    4,760,340
  137,000 Baker Hughes, Inc....................    3,953,820
   64,800 BJ Services Co.+.....................    2,066,472
   82,100 Burlington Resources, Inc............    4,121,420
  437,400 ChevronTexaco Corp...................   32,848,740
  278,300 ConocoPhillips.......................   15,790,742
   94,900 Devon Energy Corp....................    4,684,264
  153,300 Dynegy, Inc., Class A+/(1)/..........      613,200
  245,800 El Paso Corp./(1)/...................    1,745,180
   47,000 EOG Resources, Inc...................    1,971,180
2,716,200 Exxon Mobil Corp.@...................   98,244,954
  179,200 Halliburton Co.......................    4,184,320
   41,300 Kerr-McGee Corp......................    1,734,187
   50,500 Kinder Morgan, Inc...................    2,752,250
  127,000 Marathon Oil Corp....................    3,760,470
   59,900 Nabors Industries, Ltd.+.............    2,223,488
   54,800 Noble Corp.+.........................    1,894,984
  156,700 Occidental Petroleum Corp............    5,747,756

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          OIL AND GAS - (Continued)
   15,100 Peoples Energy Corp............... $    607,020
   38,400 Rowan Cos., Inc.+.................      812,928
  238,400 Schlumberger, Ltd.................   11,185,728
   31,500 Sunoco, Inc./(1)/.................    1,512,315
  130,900 Transocean, Inc.+.................    2,536,842
  105,800 Unocal Corp.......................    3,362,324
                                             ------------
                                              219,445,493
                                             ------------
          PAPER/FOREST PRODUCTS - 0.71%
   45,300 Avery Dennison Corp...............    2,495,124
   21,700 Bemis Co., Inc....................      987,350
   23,900 Boise Cascade Corp./(1)/..........      705,289
  103,800 Georgia-Pacific Corp..............    2,832,702
  196,300 International Paper Co............    7,304,323
   42,800 Louisiana-Pacific Corp.+..........      774,252
   82,000 Meadwestvaco Corp.................    2,092,640
   64,500 Pactiv Corp.+.....................    1,447,380
   74,900 Plum Creek Timber Co., Inc........    1,994,587
   34,800 Sealed Air Corp.+.................    1,836,396
   22,100 Temple-Inland, Inc./(1)/..........    1,249,313
   89,700 Weyerhaeuser Co...................    5,112,900
                                             ------------
                                               28,832,256
                                             ------------
          POLLUTION CONTROL - 0.20%
   85,700 Allied Waste Industries, Inc.+....    1,066,965
  242,300 Waste Management, Inc.............    7,126,043
                                             ------------
                                                8,193,008
                                             ------------
          PUBLISHING - 0.36%
   33,300 Dow Jones & Co., Inc./(1)/........    1,651,680
   32,900 Knight-Ridder, Inc./(1)/..........    2,447,102
   61,100 New York Times Co., Class A.......    2,804,490
   46,400 R. R. Donnelley & Sons Co./(1)/...    1,301,984
  128,400 Tribune Co........................    6,272,340
                                             ------------
                                               14,477,596
                                             ------------
          RAILROADS & EQUIPMENT - 0.43%
  152,400 Burlington Northern Santa Fe Corp.    4,536,948
   87,600 CSX Corp..........................    2,968,764
  159,700 Norfolk Southern Corp.............    3,419,177
  104,300 Union Pacific Corp................    6,641,824
                                             ------------
                                               17,566,713
                                             ------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

90

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          REAL ESTATE INVESTMENT TRUSTS - 0.37%
   38,500 Apartment Investment & Management
           Co., Class A........................ $  1,310,925
  163,200 Equity Office Properties Trust.......    4,525,536
  112,000 Equity Residential...................    3,288,320
   73,400 Prologis Trust.......................    2,238,700
   78,700 Simon Property Group, Inc............    3,734,315
                                                ------------
                                                  15,097,796
                                                ------------
          RETAIL - 6.24%
  150,200 Albertson's, Inc./(1)/...............    3,196,256
  121,000 Bed Bath & Beyond, Inc.+.............    5,111,040
  131,900 Best Buy Co., Inc....................    8,177,800
   47,800 Big Lots, Inc.+......................      700,748
   85,500 Circuit City Stores, Inc.............    1,113,210
  187,100 Costco Wholesale Corp.+..............    6,701,922
  161,500 CVS Corp.............................    6,049,790
   34,200 Dillard's, Inc., Class A/(1)/........      576,270
  136,500 Dollar General Corp..................    2,882,880
   32,800 Express Scripts, Inc., Class A+/(1)/.    2,123,144
   70,400 Family Dollar Stores, Inc............    2,716,032
   75,900 Federated Department Stores, Inc.....    3,725,931
  940,600 Home Depot, Inc......................   34,576,456
  111,100 JC Penney Co., Inc...................    2,764,168
  138,900 Kohl's Corp.+........................    6,711,648
  307,500 Kroger Co.+..........................    5,799,450
  118,100 May Department Stores Co.............    3,501,665
   55,600 Nordstrom, Inc./(1)/.................    1,918,200
  126,800 Office Depot, Inc.+..................    2,009,780
   67,800 RadioShack Corp......................    2,111,970
  180,600 Safeway, Inc.+.......................    3,747,450
  103,900 Sears, Roebuck and Co................    5,731,124
  200,600 Staples, Inc.+.......................    5,446,290
   54,800 SUPERVALU, Inc.......................    1,414,936
  372,800 Target Corp..........................   14,434,816
   59,400 Tiffany & Co.........................    2,693,790
   87,300 Toys R US, Inc.+/(1)/................    1,024,902
1,788,100 Wal-Mart Stores, Inc.@...............   99,489,884
  419,400 Walgreen Co..........................   15,438,114
   57,700 Winn-Dixie Stores, Inc./(1)/.........      521,031
                                                ------------
                                                 252,410,697
                                                ------------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          SAVINGS & LOAN - 0.58%
   62,300 Golden West Financial Corp........ $  6,286,070
  377,800 Washington Mutual, Inc............   17,307,018
                                             ------------
                                               23,593,088
                                             ------------
          SCHOOLS - 0.12%
   71,900 Apollo Group, Inc., Class A+......    4,963,257
                                             ------------
          SEMICONDUCTORS - 4.52%
  142,000 Advanced Micro Devices, Inc.+/(1)/    2,553,160
  156,500 Altera Corp.+.....................    3,964,145
  149,500 Analog Devices, Inc.+.............    7,437,625
  678,300 Applied Materials, Inc.+..........   16,482,690
  124,700 Applied Micro Circuits Corp.+.....      805,562
  121,400 Broadcom Corp., Class A+..........    4,422,602
2,664,400 Intel Corp........................   89,070,892
   77,900 KLA-Tencor Corp.+.................    4,565,719
  128,100 Linear Technology Corp............    5,526,234
  155,000 LSI Logic Corp.+/(1)/.............    1,452,350
  132,800 Maxim Integrated Products, Inc....    6,916,224
  249,600 Micron Technology, Inc.+/(1)/.....    3,247,296
   75,300 National Semiconductor Corp.+.....    3,367,416
   61,900 Novellus Systems, Inc.+...........    2,708,744
   38,600 QLogic Corp.+.....................    2,193,638
   77,200 Teradyne, Inc.+/(1)/..............    1,943,124
  708,500 Texas Instruments, Inc............   21,084,960
  139,500 Xilinx, Inc.+.....................    5,243,805
                                             ------------
                                              182,986,186
                                             ------------
          TELECOMMUNICATIONS - 5.01%
  329,100 ADC Telecommunications, Inc.+/(1)/      809,586
  127,600 Alltel Corp.......................    5,794,316
   62,800 Andrew Corp.+/(1)/................      739,156
1,110,400 AT&T Wireless Services, Inc.+.....    8,328,000
  170,500 Avaya, Inc.+/(1)/.................    2,318,800
  756,000 BellSouth Corp....................   19,678,680
   58,900 CenturyTel, Inc...................    1,926,030
  192,700 Ciena Corp.+......................    1,364,316
2,872,600 Cisco Systems, Inc.+..............   65,093,116
  116,400 Citizens Communications Co.+......    1,264,104
  544,800 Corning, Inc.+....................    6,243,408
1,702,800 Lucent Technologies, Inc.+/(1)/...    5,448,960
  952,500 Motorola, Inc.....................   13,373,100
  450,000 Nextel Communications, Inc.,
           Class A+.........................   11,398,500

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          TELECOMMUNICATIONS - (Continued)
  324,900 QUALCOMM, Inc./(1)/...................... $ 14,474,295
  693,900 Qwest Communications
           International, Inc.+....................    2,539,674
   61,000 Scientific-Atlanta, Inc./(1)/............    1,761,680
  423,400 Sprint Corp. (PCS Group)+/(1)/...........    1,943,406
  169,000 Tellabs, Inc.+...........................    1,352,000
1,128,100 Verizon Communications, Inc..............   36,967,837
                                                    ------------
                                                     202,818,964
                                                    ------------
          TOBACCO - 1.18%
  830,600 Altria Group, Inc........................   43,191,200
   34,500 R.J. Reynolds Tobacco Holdings, Inc./(1)/    1,904,400
   68,100 UST, Inc./(1)/...........................    2,450,919
                                                    ------------
                                                      47,546,519
                                                    ------------
          UTILITIES - COMMUNICATION - 1.08%
  322,600 AT&T Corp................................    6,397,158
1,360,200 SBC Communications, Inc..................   31,665,456
  369,600 Sprint Corp. (FON Group).................    5,540,304
                                                    ------------
                                                      43,602,918
                                                    ------------
          UTILITIES - ELECTRIC - 2.44%
  253,700 AES Corp.+...............................    2,250,319
   51,400 Allegheny Energy, Inc.+/(1)/.............      552,550
   66,300 Ameren Corp./(1)/........................    2,925,819
  161,600 American Electric Power Co., Inc.........    4,474,704
  169,100 Calpine Corp.+/(1)/......................      722,057
  125,200 CenterPoint Energy, Inc./(1)/............    1,214,440
   72,600 Cinergy Corp./(1)/.......................    2,653,530
   66,000 CMS Energy Corp.+/(1)/...................      520,740
   92,000 Cons. Edison, Inc........................    3,707,600
   68,300 Constellation Energy Group, Inc..........    2,570,812
  132,300 Dominion Resources, Inc./(1)/............    7,973,721
   68,900 DTE Energy Co./(1)/......................    2,598,219
  370,100 Duke Energy Corp.........................    6,676,604
  133,300 Edison International, Inc.+..............    2,721,986
   93,300 Entergy Corp.............................    4,931,838
  133,300 Exelon Corp..............................    8,240,606
  133,200 FirstEnergy Corp.........................    4,615,380
   75,200 FPL Group, Inc./(1)/.....................    4,778,960
  107,600 NiSource, Inc............................    2,232,700
  168,600 PG&E Corp.+..............................    4,235,232
   37,400 Pinnacle West Capital Corp...............    1,472,438
   72,300 PPL Corp.................................    2,955,624

--------------------------------------------------------------------------------

November 30, 2003

                                                                             91

  NUMBER                                               MARKET
 OF SHARES                                             VALUE
-----------------------------------------------------------------
             UTILITIES - ELECTRIC - (Continued)
      99,600 Progress Energy, Inc................. $    4,364,472
      92,600 Public Service Enterprise Group,
              Inc./(1)/...........................      3,798,452
     298,100 Southern Co..........................      8,725,387
      76,800 TECO Energy, Inc./(1)/...............        996,864
     131,800 TXU Corp.............................      2,918,052
     163,200 Xcel Energy, Inc./(1)/...............      2,725,440
                                                   --------------
                                                       98,554,546
                                                   --------------
             UTILITIES - GAS,
             DISTRIBUTION - 0.14%
      64,900 Keyspan Corp.........................      2,286,427
      18,000 Nicor, Inc./(1)/.....................        589,860
      91,500 Sempra Energy........................      2,591,280
                                                   --------------
                                                        5,467,567
                                                   --------------
             UTILITIES - GAS, PIPELINE - 0.05%
     211,900 Williams Cos., Inc./(1)/.............      1,987,622
                                                   --------------
             TOTAL COMMON STOCK
             (Cost $2,949,232,698)................  4,008,299,220
                                                   --------------

    PAR
   VALUE
-------------
             SHORT-TERM INVESTMENTS - 4.12%
             COLLECTIVE INVESTMENT
             POOL - 3.89%
$157,468,270 Securities Lending Quality Trust/(2)/    157,468,270
                                                   --------------
             COMMERCIAL PAPER - 0.17%
   7,000,000 UBS Finance, Inc.:
               1.04% due 12/1/03..................      7,000,000
                                                   --------------
             U.S. TREASURY BILLS - 0.06%
             United States Treasury Bills:
     215,000   0.90% due 1/8/04@..................        214,797
   1,175,000   0.89% due 12/11/03@................      1,174,710
     600,000   0.89% due 1/15/04@.................        599,332
      90,000   0.86% due 12/4/03@.................         89,994
     210,000   0.85% due 1/22/04@.................        209,742
      40,000   0.82% due 12/4/03@.................         39,997
                                                   --------------
                                                        2,328,572
                                                   --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $166,796,842)..................    166,796,842
                                                   --------------

    PAR                                                MARKET
   VALUE                                               VALUE
-----------------------------------------------------------------
            REPURCHASE AGREEMENT - 0.57%
$23,132,000 Agreement with State Street Bank &
             Trust Co., bearing interest at 0.93%,
             dated 11/28/03, to be repurchased
             12/1/03 in the amount of
             $23,133,793 and collateralized by
             Federal Home Loan Mtg. Corp.
             Notes, bearing interest at 2.25%,
             due 10/27/05 and having an
             approximate value of
             $23,827,893@
             (Cost $23,132,000)................... $   23,132,000
                                                   --------------
            TOTAL INVESTMENTS
            (Cost $3,139,161,540) - 103.77%.......  4,198,228,062
            Other assets and liabilities, net -
             (3.77)%..............................  (152,615,580)
                                                   --------------
            NET ASSETS - 100%..................... $4,045,612,482
                                                   --------------

+Non-income producing
#Security represents an investment in an affiliated company.
@The security or a portion thereof represents collateral for open futures contracts.
/(1)/The security or a portion thereof is out on loan (see Note 2). /(2)/The security is purchased with the cash collateral received from securities loaned.

Open Futures Contracts

  ---------------------------------------------------------------------------
                                                    Value as of
  Number of                Expiration    Value at   November 30,  Unrealized
  Contracts  Description      Date      Trade Date      2003     Appreciation
  ---------------------------------------------------------------------------
  134 Long  S&P 500 Index December 2003 $34,213,252 $35,436,300   $1,223,048
                                                                  ----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

               VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)


                                                              November 30, 2003

92

 NUMBER                                     MARKET
OF SHARES                                   VALUE
-----------------------------------------------------
          COMMON STOCK - 96.84%
          AEROSPACE/DEFENSE - 3.08%
    3,295 Boeing Co..................... $    126,495
    1,781 Honeywell International, Inc..       52,878
    1,300 Lockheed Martin Corp..........       59,722
      420 Northrop Grumman Corp.........       38,904
    2,070 Raytheon Co...................       57,360
      516 Rockwell Collins, Inc.........       13,875
      564 United Technologies Corp......       48,335
                                         ------------
                                              397,569
                                         ------------
          AIRLINES - 0.27%
    1,922 Southwest Airlines Co.........       34,558
                                         ------------
          APPAREL & PRODUCTS - 0.96%
      439 Jones Apparel Group, Inc......       15,145
    1,772 Limited, Inc..................       31,754
      250 Liz Claiborne, Inc............        8,753
    3,057 TJX Cos., Inc.................       69,058
                                         ------------
                                              124,710
                                         ------------
          APPLIANCES/FURNISHINGS - 0.48%
      903 Whirlpool Corp................       61,693
                                         ------------
          AUTOMOTIVE - 0.59%
       74 AutoZone, Inc. +..............        7,079
    3,218 Ford Motor Co.................       42,478
      453 Lear Corp. +..................       26,790
                                         ------------
                                               76,347
                                         ------------
          BANKS - 10.62%
      345 AmSouth Bancorp...............        8,277
    3,303 Bank of America Corp..........      249,145
    4,597 Bank of New York Co., Inc.....      141,036
      469 Bank One Corp.................       20,336
      740 BB&T Corp.....................       29,126
    1,748 Fifth Third Bancorp...........      101,611
       50 First Tennessee National Corp.        2,230
    1,447 FleetBoston Financial Corp....       58,748
      309 M&T Bank Corp.................       29,006
    1,271 National City Corp............       42,642
      182 Northern Trust Corp...........        8,163
      525 Providian Financial Corp. +...        5,932
    1,520 State Street Bank & Trust Co..       77,459
    1,085 Synovus Financial Corp........       31,096
    8,960 U.S. Bancorp..................      248,282

 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
          BANKS - Continued
    1,152 Wachovia Corp................... $     52,704
    4,300 Wells Fargo & Co................      246,519
      316 Zions Bancorp...................       19,488
                                           ------------
                                              1,371,800
                                           ------------
          BEVERAGES - 2.23%
      176 Anheuser-Busch Cos., Inc........        9,120
    4,111 Coca-Cola Bottling Co...........      191,161
    1,998 Coca-Cola Enterprises, Inc......       41,259
    2,034 Pepsi Bottling Group, Inc.......       46,945
                                           ------------
                                                288,485
                                           ------------
          BROADCASTING - 0.88%
      320 Comcast Corp., Class A +........       10,042
      300 Comcast Corp., Class A Special +        9,045
    8,521 Liberty Media Corp., Series A +.       94,157
                                           ------------
                                                113,244
                                           ------------
          BUILDING MATERIALS - 1.08%
    1,541 Lowe's Cos., Inc................       89,840
    1,844 Masco Corp......................       50,157
                                           ------------
                                                139,997
                                           ------------
          CHEMICAL - 2.19%
    3,756 Dow Chemical Co.................      141,038
    1,170 E.I. du Pont de Nemours and Co..       48,508
      604 Hercules, Inc. +................        6,064
    1,488 PPG Industries, Inc.............       87,004
                                           ------------
                                                282,614
                                           ------------
          COAL - 0.04%
      200 Arch Coal, Inc..................        5,298
                                           ------------
          COMMERCIAL SERVICES - 0.04%
      411 Owens-Illinois, Inc. +..........        4,636
                                           ------------
          CONGLOMERATES - 3.99%
   11,096 General Electric Co.............      318,122
      591 Textron, Inc....................       29,455
    7,329 Tyco International, Ltd.........      168,201
                                           ------------
                                                515,778
                                           ------------
          DRUGS - 8.22%
    4,019 Abbott Laboratories.............      177,640
    2,694 Bristol-Myers Squibb Co.........       70,987

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          DRUGS - Continued
      793 Caremark Rx, Inc. +.............. $     21,173
    1,225 Eli Lilly & Co...................       83,986
    2,102 King Pharmaceuticals, Inc. +.....       27,137
    3,071 Merck & Co., Inc.................      124,683
   12,781 Pfizer, Inc......................      428,802
    1,100 Schering-Plough Corp.............       17,655
    2,780 Wyeth............................      109,532
                                            ------------
                                               1,061,595
                                            ------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 1.63%
      638 Emerson Electric Co..............       38,944
      535 Flextronics International, Ltd. +        8,576
      545 Parker Hannifin Corp.............       29,970
      627 Pitney Bowes, Inc................       24,923
    5,640 Solectron Corp. +................       32,994
    6,180 Xerox Corp. +....................       75,272
                                            ------------
                                                 210,679
                                            ------------
          FINANCE COMPANIES - 1.62%
      810 Capital One Financial Corp.......       48,373
    6,540 MBNA Corp........................      160,361
                                            ------------
                                                 208,734
                                            ------------
          FINANCIAL SERVICES - 12.16%
   12,238 Citigroup, Inc...................      575,675
    4,000 Fannie Mae.......................      280,000
    3,240 Freddie Mac......................      176,321
       72 Goldman Sachs Group, Inc.........        6,918
      482 H & R Block, Inc.................       26,168
    6,394 JP Morgan Chase & Co.............      226,092
      212 Legg Mason, Inc..................       16,898
    3,340 Merrill Lynch & Co., Inc.........      189,545
    1,160 Morgan Stanley...................       64,125
      418 Sovereign Bancorp, Inc...........        9,472
                                            ------------
                                               1,571,214
                                            ------------
          FOODS - 2.02%
    1,630 Archer-Daniels-Midland Co........       23,293
    2,060 ConAgra Foods, Inc...............       50,470
    1,456 H J Heinz Co.....................       52,562
      249 Hershey Foods Corp...............       19,347
    1,242 Kellogg Co.......................       44,426
    1,179 Kraft Foods, Inc., Class A.......       37,339

--------------------------------------------------------------------------------

November 30, 2003

                                                                             93

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          FOODS - Continued
    1,080 Sara Lee Corp.......................... $     22,194
      191 Unilever NV............................       11,479
                                                  ------------
                                                       261,110
                                                  ------------
          HEALTHCARE - 0.34%
      130 Anthem, Inc. +.........................        9,376
    1,182 McKesson Corp..........................       34,514
                                                  ------------
                                                        43,890
                                                  ------------
          HOSPITAL SUPPLIES - 0.78%
      240 AmerisourceBergen Corp.................       15,190
      183 Baxter International, Inc..............        5,091
    1,308 Cardinal Health, Inc...................       79,971
                                                  ------------
                                                       100,252
                                                  ------------
          HOUSEHOLD PRODUCTS - 2.45%
      774 Colgate-Palmolive Co...................       40,635
      950 Fortune Brands, Inc....................       64,904
      698 Gillette Co............................       23,544
      702 Kimberly-Clark Corp....................       38,062
      253 Newell Rubbermaid, Inc.................        5,786
    1,493 Procter & Gamble Co....................      143,686
                                                  ------------
                                                       316,617
                                                  ------------
          INFORMATION PROCESSING -
          HARDWARE - 2.78%
   14,020 Hewlett-Packard Co.....................      304,094
      323 Lexmark International, Inc., Class A +.       25,000
    7,111 Sun Microsystems, Inc. +...............       30,364
                                                  ------------
                                                       359,458
                                                  ------------
          INFORMATION PROCESSING -
          SERVICES - 0.18%
      597 SunGard Data Systems, Inc. +...........       16,131
      236 Symantec Corp. +.......................        7,748
                                                  ------------
                                                        23,879
                                                  ------------
          INFORMATION PROCESSING -
          SOFTWARE - 0.83%
      869 Automatic Data Processing, Inc.........       33,222
    2,408 Computer Associates International, Inc.       56,106
      721 Microsoft Corp.........................       18,530
                                                  ------------
                                                       107,858
                                                  ------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          INSURANCE - 7.17%
    2,590 ACE, Ltd............................... $     94,405
      106 Berkshire Hathaway, Inc., Class B +....      296,906
    1,230 CIGNA Corp.............................       65,989
      424 Fidelity National Financial, Inc.......       14,980
      260 Hartford Financial Services Group, Inc.       14,300
      500 Health Net, Inc. +.....................       16,350
      719 MetLife, Inc...........................       23,504
      377 Old Republic International Corp........       13,972
      148 Radian Group, Inc......................        7,304
      708 St. Paul Cos., Inc.....................       26,267
      262 Torchmark Corp.........................       11,554
    7,004 Travelers Property Casualty Corp.,
           Class A...............................      109,262
    7,991 Travelers Property Casualty Corp.,
           Class B...............................      124,660
      625 UnitedHealth Group, Inc................       33,688
      343 UnumProvident Corp.....................        5,121
      260 Wellpoint Health Networks, Inc.,
           Class A +.............................       24,307
      580 Xl Capital, Ltd., Class A..............       43,616
                                                  ------------
                                                       926,185
                                                  ------------
          LEISURE AND TOURISM - 1.95%
      384 Darden Restaurants, Inc................        7,952
      568 Harrah's Entertainment, Inc............       27,190
      690 Marriott International, Inc., Class A..       31,623
    2,800 Mattel, Inc............................       56,672
    4,182 McDonald's Corp........................      107,185
      583 MGM Mirage, Inc. +.....................       21,851
                                                  ------------
                                                       252,473
                                                  ------------
          MACHINERY - 0.49%
      860 Ingersoll-Rand Co., Class A............       53,612
      296 Rockwell Automation, Inc...............        9,842
                                                  ------------
                                                        63,454
                                                  ------------
          METALS - 1.04%
    3,762 Alcoa, Inc.............................      123,431
      506 Barrick Gold Corp......................       11,330
                                                  ------------
                                                       134,761
                                                  ------------

 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
          MISCELLANEOUS - 0.22%
      274 Eastman Kodak Co................ $      6,675
    4,332 Service Corp. International +...       21,443
                                           ------------
                                                 28,118
                                           ------------
          MULTIMEDIA - 2.07%
      174 McGraw-Hill Cos., Inc...........       11,919
    6,988 Time Warner, Inc. +.............      113,765
    6,116 Walt Disney Co..................      141,218
                                           ------------
                                                266,902
                                           ------------
          OIL AND GAS - 7.31%
      309 Amerada Hess Corp...............       14,637
      830 Burlington Resources, Inc.......       41,666
    1,596 ChevronTexaco Corp..............      119,860
    2,117 ConocoPhillips..................      120,119
      333 Devon Energy Corp...............       16,437
    9,442 Exxon Mobil Corp................      341,517
    2,861 Halliburton Co..................       66,804
    1,558 Marathon Oil Corp...............       46,133
      760 Noble Corp. +...................       26,281
      324 Occidental Petroleum Corp.......       11,884
      909 Royal Dutch Petroleum Co. (NY)..       40,814
      584 Schlumberger, Ltd...............       27,401
    1,021 Transocean, Inc. +..............       19,787
    1,600 Unocal Corp.....................       50,848
                                           ------------
                                                944,188
                                           ------------
          PAPER/FOREST PRODUCTS - 1.14%
      550 Avery Dennison Corp.............       30,294
      221 Boise Cascade Corp..............        6,522
      580 International Paper Co..........       21,582
      999 Smurfit-Stone Container Corp. +.       16,343
    1,280 Weyerhaeuser Co.................       72,960
                                           ------------
                                                147,701
                                           ------------
          POLLUTION CONTROL - 0.23%
      284 Republic Services, Inc., Class A        7,228
      765 Waste Management, Inc...........       22,498
                                           ------------
                                                 29,726
                                           ------------

--------------------------------------------------------------------------------

                                                              November 30, 2003

94

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          RAILROADS & EQUIPMENT - 1.60%
      280 Canadian National Railway Co..... $     16,618
      783 CSX Corp.........................       26,536
    1,392 Norfolk Southern Corp............       29,803
    2,100 Union Pacific Corp...............      133,728
                                            ------------
                                                 206,685
                                            ------------
          REAL ESTATE INVESTMENT TRUSTS - 0.30%
    1,391 Equity Office Properties Trust...       38,572
                                            ------------
          RETAIL - 2.45%
      157 Express Scripts, Inc., Class A +.       10,163
      422 Federated Department Stores, Inc.       20,716
    3,880 Home Depot, Inc..................      142,629
    1,870 JC Penney Co., Inc...............       46,525
    2,400 Office Depot, Inc. +.............       38,040
      858 RadioShack Corp..................       26,727
      860 Rite Aid Corp. +.................        5,289
      999 Staples, Inc. +..................       27,123
                                            ------------
                                                 317,212
                                            ------------
          SAVINGS & LOAN - 0.97%
    2,730 Washington Mutual, Inc...........      125,061
                                            ------------
          SEMICONDUCTORS - 0.18%
    1,800 Micron Technology, Inc. +........       23,418
                                            ------------
          TELECOMMUNICATIONS - 3.15%
      259 Amdocs, Ltd. +...................        6,480
    4,024 AT&T Wireless Services, Inc. +...       30,180
    3,840 BellSouth Corp...................       99,955
      838 CenturyTel, Inc..................       27,403
    3,737 Motorola, Inc....................       52,467
      942 Qwest Communications
           International, Inc. +...........        3,448
    5,730 Verizon Communications, Inc......      187,772
                                            ------------
                                                 407,705
                                            ------------
          TOBACCO - 2.51%
    6,250 Altria Group, Inc................      325,000
                                            ------------
          UTILITIES - COMMUNICATION - 1.01%
    4,662 SBC Communications, Inc..........      108,531
    1,428 Sprint Corp. (FON Group).........       21,406
                                            ------------
                                                 129,937
                                            ------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          UTILITIES - ELECTRIC - 3.51%
    4,573 CenterPoint Energy, Inc.............. $     44,358
      312 Dominion Resources, Inc..............       18,804
      840 Duke Energy Corp.....................       15,154
    4,229 Edison International, Inc. +.........       86,356
      863 Entergy Corp.........................       45,618
      930 Exelon Corp..........................       57,493
    1,150 FirstEnergy Corp.....................       39,847
      327 FPL Group, Inc.......................       20,781
      300 NiSource, Inc........................        6,225
    3,044 PG&E Corp. +.........................       76,465
      968 Progress Energy, Inc.................       42,418
                                                ------------
                                                     453,519
                                                ------------
          UTILITIES - GAS, DISTRIBUTION - 0.08%
      221 Sempra Energy........................        6,259
      203 Southern Union Co. +.................        3,711
                                                ------------
                                                       9,970
                                                ------------
          TOTAL COMMON STOCK
          (Cost $11,676,127)...................   12,512,602
                                                ------------
          PREFERRED STOCK - 0.45%
          AUTOMOTIVE - 0.24%
      630 Ford Motor Co. Capital Trust II 6.50%       31,431
                                                ------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 0.21%
      375 Xerox Corp. 7.50% *..................       27,164
                                                ------------
          TOTAL PREFERRED STOCK
          (Cost $53,394).......................       58,595
                                                ------------

   PAR                                                    MARKET
  VALUE                                                   VALUE
----------------------------------------------------------------------
          CORPORATE BONDS - 0.21%
          METALS - 0.12%
 $  5,000 Freeport-McMoRan Copper & Gold, Inc. *:
            8.25% due 1/31/06......................... $     15,288
                                                       ------------
          MISCELLANEOUS - 0.09%
   12,000 Service Corp. International:
            6.75% due 6/22/08.........................       12,465
                                                       ------------
          TOTAL CORPORATE BONDS
          (Cost $17,279)..............................       27,753
                                                       ------------
          TOTAL INVESTMENTS
          (Cost $11,746,800) - 97.50%.................   12,598,950
          Other assets and liabilities,
           net - 2.50%................................      322,529
                                                       ------------
          NET ASSETS - 100%........................... $ 12,921,479
                                                       ------------
          + Non-income producing
          * Securities exempt from registration under
           rule 144A of the Securities Act of 1933.
           These securities may be sold in
           transactions from registration, normally to
           qualified institutional buyers. At
           November 30, 2003, the aggregate value
           of these securities was $2,195,712
           representing 1.50% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             95
November 30, 2003
               STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)



                                                                  ASSET                         CAPITAL
                                                                ALLOCATION      BLUE CHIP     CONSERVATION   CORE EQUITY
                                                                   FUND        GROWTH FUND        FUND          FUND
                                                              --------------  -------------- -------------- --------------
ASSETS:
Long term investments, at market*# (unaffiliated)............ $  148,140,845  $   34,175,046 $   83,795,866 $  567,828,733
Long term investments, at market** (affiliated)..............      1,463,237         173,850              -      6,883,011
Short term investments (cost equals market)..................     11,143,949         625,438        529,298              -
Repurchase agreements (cost equals market)...................     18,582,000               -      7,403,000     18,122,000
Cash.........................................................          1,716               -              -            883
Foreign cash +...............................................              -               -              -              -
Receivable for:
  Investments sold...........................................        488,656         183,823        989,293      3,023,625
  Capital shares sold........................................         72,568          43,882        117,736         61,375
  Dividends and interest.....................................        631,303          29,638        738,066      1,067,396
  Futures variation margin...................................         18,700               -              -              -
Collateral received for securities loaned....................              -               -      1,178,534              -
Due from adviser.............................................              -               -              -         47,174
Unrealized appreciation on forward foreign currency contracts              -               -              -              -
Other assets.................................................         16,815           1,122          5,017         33,660
                                                              --------------  -------------- -------------- --------------
TOTAL ASSETS.................................................    180,559,789      35,232,799     94,756,810    597,067,857
                                                              --------------  -------------- -------------- --------------
LIABILITIES:
Payable for:
  Investments purchased......................................      7,246,691         311,954     11,764,322      1,617,890
  Options written@...........................................              -               -              -              -
  Capital shares reacquired..................................         41,171           8,272         29,125        119,340
  Futures variation margin...................................              -               -              -              -
  Custodian fees.............................................         44,954          15,452         16,666         61,789
  Reports to shareholders....................................         21,637           1,642          7,895        174,116
  Directors' retirement plan.................................         23,647           3,232         13,292        142,437
  Collateral upon return of securities loaned................              -         139,728      1,707,832              -
Payable to affiliates:
  Advisory fees..............................................         70,530          22,058         33,280        387,298
  Administrative services....................................          9,874           1,930          4,659         33,889
  Transfer agency fees.......................................            499             334            500            666
Accrued expenses and other liabilities.......................         17,055           1,638          3,091         32,314
Due to custodian.............................................              -               -        219,775              -
Due to custodian for foreign cash............................             48               -              -              -
                                                              --------------  -------------- -------------- --------------
TOTAL LIABILITIES............................................      7,476,106         506,240     13,800,437      2,569,739
                                                              --------------  -------------- -------------- --------------
NET ASSETS................................................... $  173,083,683  $   34,726,559 $   80,956,373 $  594,498,118
                                                              --------------  -------------- -------------- --------------
* Identified cost of investment securities (unaffiliated).... $  133,118,283  $   30,934,115 $   83,670,224 $  589,862,009
** Identified cost of investment securities (affiliated)..... $      938,922  $      247,210 $            - $    7,810,345
+ Identified cost of foreign cash............................ $          (44) $            - $            - $            -
# Including securities on loan of............................ $            -  $      136,155 $    1,665,983 $            -
@Premium received on options written......................... $            -  $            - $            - $            -
                                                              --------------  -------------- -------------- --------------

                                                                 GOVERNMENT
                                                                 SECURITIES
                                                                    FUND
                                                              ----------------
ASSETS:
Long term investments, at market*# (unaffiliated)............ $    161,644,222
Long term investments, at market** (affiliated)..............                -
Short term investments (cost equals market)..................                -
Repurchase agreements (cost equals market)...................          182,000
Cash.........................................................              449
Foreign cash +...............................................                -
Receivable for:
  Investments sold...........................................                -
  Capital shares sold........................................           94,084
  Dividends and interest.....................................        1,577,262
  Futures variation margin...................................                -
Collateral received for securities loaned....................        6,037,416
Due from adviser.............................................                -
Unrealized appreciation on forward foreign currency contracts                -
Other assets.................................................            4,885
                                                              ----------------
TOTAL ASSETS.................................................      169,540,318
                                                              ----------------
LIABILITIES:
Payable for:
  Investments purchased......................................                -
  Options written@...........................................                -
  Capital shares reacquired..................................          146,478
  Futures variation margin...................................                -
  Custodian fees.............................................           19,101
  Reports to shareholders....................................           16,250
  Directors' retirement plan.................................           30,233
  Collateral upon return of securities loaned................        6,037,416
Payable to affiliates:
  Advisory fees..............................................           67,725
  Administrative services....................................            9,481
  Transfer agency fees.......................................              666
Accrued expenses and other liabilities.......................            5,063
Due to custodian.............................................                -
Due to custodian for foreign cash............................                -
                                                              ----------------
TOTAL LIABILITIES............................................        6,332,413
                                                              ----------------
NET ASSETS................................................... $    163,207,905
                                                              ----------------
* Identified cost of investment securities (unaffiliated).... $    163,126,100
** Identified cost of investment securities (affiliated)..... $              -
+ Identified cost of foreign cash............................ $              -
# Including securities on loan of............................ $      5,906,247
@Premium received on options written......................... $              -
                                                              ----------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

96
         STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED
                                                              November 30, 2003


                                                                                                     ASSET
                                                                                                   ALLOCATION       BLUE CHIP
                                                                                                      FUND         GROWTH FUND
                                                                                                 --------------  --------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................................................. $      146,628  $       46,464
Additional paid-in capital......................................................................    152,359,612      36,464,658
Undistributed net investment income (loss)......................................................        (49,178)          7,321
Accumulated undistributed net realized gain (loss) on investments, futures and options contracts
 and foreign exchange transactions..............................................................      4,413,060      (4,959,455)
Unrealized appreciation (depreciation) on:
  Investments...................................................................................     15,546,877       3,167,571
  Futures contracts.............................................................................        666,688               -
  Options written...............................................................................              -               -
  Foreign exchange transactions and other assets and liabilities................................            (4)               -
                                                                                                 --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING..................................................... $  173,083,683  $   34,726,559
                                                                                                 --------------  --------------
CAPITAL SHARES:
  Authorized (Par value $0.01 per share)........................................................  1,000,000,000   1,000,000,000
  Outstanding...................................................................................     14,662,800       4,646,351
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................... $        11.80  $         7.47

                                                                                                    CAPITAL
                                                                                                  CONSERVATION     CORE EQUITY
                                                                                                      FUND            FUND
                                                                                                 --------------  --------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................................................. $       82,880  $      538,599
Additional paid-in capital......................................................................     79,801,354     819,857,128
Undistributed net investment income (loss)......................................................        (81,676)        174,434
Accumulated undistributed net realized gain (loss) on investments, futures and options contracts
 and foreign exchange transactions..............................................................      1,028,173    (203,111,433)
Unrealized appreciation (depreciation) on:
  Investments...................................................................................        125,642     (22,960,610)
  Futures contracts.............................................................................              -               -
  Options written...............................................................................              -               -
  Foreign exchange transactions and other assets and liabilities................................              -               -
                                                                                                 --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING..................................................... $   80,956,373  $  594,498,118
                                                                                                 --------------  --------------
CAPITAL SHARES:
  Authorized (Par value $0.01 per share)........................................................  1,000,000,000   1,000,000,000
  Outstanding...................................................................................      8,287,993      53,859,909
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................... $         9.77  $        11.04

                                                                                                   GOVERNMENT
                                                                                                   SECURITIES
                                                                                                      FUND
                                                                                                 --------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.................................................. $      152,557
Additional paid-in capital......................................................................    155,487,562
Undistributed net investment income (loss)......................................................         91,642
Accumulated undistributed net realized gain (loss) on investments, futures and options contracts
 and foreign exchange transactions..............................................................      8,958,022
Unrealized appreciation (depreciation) on:
  Investments...................................................................................     (1,481,878)
  Futures contracts.............................................................................              -
  Options written...............................................................................              -
  Foreign exchange transactions and other assets and liabilities................................              -
                                                                                                 --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING..................................................... $  163,207,905
                                                                                                 --------------
CAPITAL SHARES:
  Authorized (Par value $0.01 per share)........................................................  1,000,000,000
  Outstanding...................................................................................     15,255,735
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................... $        10.70


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

                                                                             97
November 30, 2003
        STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED


                                                                                         HEALTH                 INTERNATIONAL
                                                               GROWTH &      GROWTH     SCIENCES    INCOME &      EQUITIES
                                                              INCOME FUND     FUND        FUND     GROWTH FUND      FUND
                                                              ------------ ---------- ------------ ------------ -------------
ASSETS:
Long term investments, at market*# (unaffiliated)............ $188,101,181 $4,677,798 $107,650,962 $221,800,460 $100,917,755
Long term investments, at market** (affiliated)..............    1,752,988          -            -            -            -
Short term investments (cost equals market)..................    1,460,250     41,820   15,198,376    6,507,709      469,639
Repurchase agreements (cost equals market)...................    1,810,000    117,000            -    1,283,000   17,349,000
Cash.........................................................            -        168            -          609          672
Foreign cash +...............................................            -          -      232,902            -      181,434
Receivable for:
  Investments sold...........................................    1,537,912          -      450,507      686,712       16,285
  Capital shares sold........................................      430,025      1,808      161,288       63,441      782,757
  Dividends and interest.....................................      248,783      3,411       59,920      470,560      388,215
  Futures variation margin...................................            -          -            -          550            -
Collateral received for securities loaned....................            -          -            -            -            -
Due from adviser.............................................        5,828          -            -       12,579            -
Unrealized appreciation on forward foreign currency contracts            -          -            -            -            -
Other assets.................................................        2,247        676       12,666        2,679        4,689
                                                              ------------ ---------- ------------ ------------ ------------
TOTAL ASSETS.................................................  195,349,214  4,842,681  123,766,621  230,828,299  120,110,446
                                                              ------------ ---------- ------------ ------------ ------------
LIABILITIES:
Payable for:
  Investments purchased......................................            -          -      645,091      664,585            -
  Options written@...........................................            -          -    1,236,780            -            -
  Capital shares reacquired..................................       66,279        335       33,122       37,952       71,158
  Futures variation margin...................................            -          -            -            -       29,679
  Custodian fees.............................................       15,406     15,406       18,596       15,433       44,926
  Reports to shareholders....................................       25,802        434          643       26,753       11,337
  Directors' retirement plan.................................       32,662        619        9,931       14,268       16,297
  Collateral upon return of securities loaned................    1,460,250     41,820   12,824,840    6,507,709          100
Payable to affiliates:
  Advisory fees..............................................      117,420      3,661       85,587      139,540       32,195
  Administrative services....................................       10,959        270        5,991       12,686        6,439
  Transfer agency fees.......................................          500        666          334          426        2,317
Accrued expenses and other liabilities.......................        7,936      1,864        3,553       10,206        7,956
Due to custodian.............................................       82,474          -            -            -            -
Due to custodian for foreign cash............................            -          -            -            -            -
                                                              ------------ ---------- ------------ ------------ ------------
TOTAL LIABILITIES............................................    1,819,688     65,075   14,864,468    7,429,558      222,404
                                                              ------------ ---------- ------------ ------------ ------------
NET ASSETS................................................... $193,529,526 $4,777,606 $108,902,153 $223,398,741 $119,888,042
                                                              ------------ ---------- ------------ ------------ ------------
* Identified cost of investment securities (unaffiliated).... $167,280,578 $4,188,164 $ 95,183,808 $211,437,858 $103,922,848
** Identified cost of investment securities (affiliated)..... $    595,358 $        - $          - $          - $          -
+ Identified cost of foreign cash............................ $          - $        - $    219,668 $          - $    179,745
# Including securities on loan of............................ $  1,423,611 $   40,830 $ 12,570,234 $  6,355,041 $         15
@Premiums received on options written........................ $          - $        - $  1,435,930 $          - $          -
                                                              ------------ ---------- ------------ ------------ ------------

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

98
         STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED
                                                              November 30, 2003


                                                                   HEALTH                       INTERNATIONAL
                                  GROWTH &         GROWTH         SCIENCES        INCOME &        EQUITIES
                                 INCOME FUND        FUND            FUND         GROWTH FUND        FUND
                               --------------  --------------  --------------  --------------  --------------
NET ASSETS REPRESENTED BY:
Capital shares at par value
 of $0.01 per share........... $      154,663  $       10,260  $      124,465  $      261,632  $      188,488
Additional paid-in capital....    228,432,753       7,795,804     102,477,571     265,410,236     135,938,367
Undistributed net investment
 income (loss)................         22,311         (27,467)       (340,837)        100,458         473,120
Accumulated undistributed net
 realized gain (loss) on
 investments, futures and
 options contracts and
 foreign exchange transactions    (57,058,434)     (3,490,625)     (6,038,631)    (52,751,574)    (13,516,121)
Unrealized appreciation
 (depreciation) on:
 Investments..................     21,978,233         489,634      12,467,154      10,362,602      (3,005,093)
 Futures contracts............              -               -               -          15,387          54,677
 Options written..............              -               -         199,150               -               -
 Foreign exchange
   transactions and other
   assets and liabilities.....              -               -          13,281               -        (245,396)
                               --------------  --------------  --------------  --------------  --------------
NET ASSETS APPLICABLE TO
 SHARES OUTSTANDING........... $  193,529,526  $    4,777,606  $  108,902,153  $  223,398,741  $  119,888,042
                               --------------  --------------  --------------  --------------  --------------
CAPITAL SHARES:
 Authorized (Par value $0.01
   per share).................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
 Outstanding..................     15,466,283       1,025,960      12,446,468      26,163,241      18,848,780
 NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   SHARE...................... $        12.51  $         4.66  $         8.75  $         8.54  $         6.36



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

                                                                             99
November 30, 2003
        STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED


                                                              INTERNATIONAL INTERNATIONAL                 MID CAP
                                                               GOVERNMENT     GROWTH I     LARGE CAP       INDEX
                                                                BOND FUND       FUND      GROWTH FUND      FUND
                                                              ------------- ------------- ------------ --------------
ASSETS:
Long term investments, at market*# (unaffiliated)............ $142,266,812  $384,649,075  $459,009,410 $1,356,228,045
Long term investments, at market** (affiliated)..............            -             -             -              -
Short term investments (cost equals market)..................            -    69,476,745     9,462,015    187,289,864
Repurchase agreements (cost equals market)...................    1,447,000     1,656,000     2,492,000     34,973,000
Cash.........................................................        1,163           932           650              -
Foreign cash +...............................................      200,061     1,446,428             -              -
Receivable for:
  Investments sold...........................................    2,525,090     5,585,966    12,697,341              -
  Capital shares sold........................................      101,342        60,255       104,341      1,221,204
  Dividends and interest.....................................    2,811,486       887,307       394,212      1,316,613
  Futures variation margin...................................            -             -             -        416,525
Collateral received for securities loaned....................            -             -             -              -
Due from adviser.............................................            -        66,161         5,480              -
Unrealized appreciation on forward foreign currency contracts        5,911             -             -              -
Other assets.................................................        3,341         5,486         5,666         36,598
                                                              ------------  ------------  ------------ --------------
TOTAL ASSETS.................................................  149,362,206   463,834,355   484,171,115  1,581,481,849
                                                              ------------  ------------  ------------ --------------
LIABILITIES:
Payable for:
  Investments purchased......................................    2,616,115     7,293,107     4,420,680              -
  Options written@...........................................            -             -             -              -
  Capital shares reacquired..................................       31,123       379,184       233,679        219,646
  Futures variation margin...................................            -             -             -              -
  Custodian fees.............................................       56,748       195,967        21,665         37,590
  Reports to shareholders....................................        9,792        52,380        61,544         79,392
  Directors' retirement plan.................................       21,653        49,400        32,044        145,848
  Collateral upon return of securities loaned................            -    69,476,745     9,462,015    169,801,885
Payable to affiliates:
  Advisory fees..............................................       59,646       313,077       363,776        322,102
  Administrative services....................................        8,351        21,915        26,804         78,713
  Transfer agency fees.......................................          166           334           334          2,398
Accrued expenses and other liabilities.......................        2,641        16,266        21,921         82,596
Due to custodian.............................................            -             -             -        323,045
Due to custodian for foreign cash............................            -             -             -              -
                                                              ------------  ------------  ------------ --------------
TOTAL LIABILITIES............................................    2,806,235    77,798,375    14,644,462    171,093,215
                                                              ------------  ------------  ------------ --------------
NET ASSETS................................................... $146,555,971  $386,035,980  $469,526,653 $1,410,388,634
                                                              ------------  ------------  ------------ --------------
* Identified cost of investment securities (unaffiliated).... $129,572,585  $331,024,987  $406,034,695 $1,214,301,342
** Identified cost of investment securities (affiliated)..... $          -  $          -  $          - $            -
+ Identified cost of foreign cash............................ $    196,830  $  1,435,018  $          - $            -
# Including securities on loan of............................ $          -  $ 65,869,657  $  9,304,275 $  166,221,460
@Premiums received on options written........................ $          -  $          -  $          - $            -
                                                              ------------  ------------  ------------ --------------

                                                                 MONEY     NASDAQ-100
                                                                MARKET I     INDEX
                                                                  FUND        FUND
                                                              ------------ -----------
ASSETS:
Long term investments, at market*# (unaffiliated)............ $          - $73,782,771
Long term investments, at market** (affiliated)..............            -           -
Short term investments (cost equals market)..................  466,442,693  11,170,937
Repurchase agreements (cost equals market)...................   22,546,000   9,765,000
Cash.........................................................           42         449
Foreign cash +...............................................            -           -
Receivable for:
  Investments sold...........................................            -      64,812
  Capital shares sold........................................      725,434     518,948
  Dividends and interest.....................................      298,825      13,575
  Futures variation margin...................................            -      51,450
Collateral received for securities loaned....................            -           -
Due from adviser.............................................       12,666           -
Unrealized appreciation on forward foreign currency contracts            -           -
Other assets.................................................       13,330      10,414
                                                              ------------ -----------
TOTAL ASSETS.................................................  490,038,990  95,378,356
                                                              ------------ -----------
LIABILITIES:
Payable for:
  Investments purchased......................................    5,000,000           -
  Options written@...........................................            -           -
  Capital shares reacquired..................................    2,334,346     241,510
  Futures variation margin...................................            -           -
  Custodian fees.............................................       16,524      15,414
  Reports to shareholders....................................       79,828         628
  Directors' retirement plan.................................       63,688       6,290
  Collateral upon return of securities loaned................            -   2,127,506
Payable to affiliates:
  Advisory fees..............................................      198,778      29,001
  Administrative services....................................       27,829       5,075
  Transfer agency fees.......................................        4,132       1,416
Accrued expenses and other liabilities.......................       55,517      19,963
Due to custodian.............................................            -           -
Due to custodian for foreign cash............................            -           -
                                                              ------------ -----------
TOTAL LIABILITIES............................................    7,780,642   2,446,803
                                                              ------------ -----------
NET ASSETS................................................... $482,258,348 $92,931,553
                                                              ------------ -----------
* Identified cost of investment securities (unaffiliated).... $          - $70,925,984
** Identified cost of investment securities (affiliated)..... $          - $         -
+ Identified cost of foreign cash............................ $          - $         -
# Including securities on loan of............................ $          - $ 2,077,615
@Premiums received on options written........................ $          - $         -
                                                              ------------ -----------

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--------------------------------------------------------------------------------

100
        STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED
                                                              November 30, 2003


                                         INTERNATIONAL   INTERNATIONAL                     MID CAP        MONEY
                                          GOVERNMENT       GROWTH I        LARGE CAP        INDEX        MARKET 1
                                           BOND FUND         FUND         GROWTH FUND       FUND           FUND
                                         -------------- --------------  --------------  -------------- -------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01
 per share.............................. $      104,252 $      559,716  $      771,366  $      755,682  $  4,822,583
Additional paid-in capital..............    118,002,402    585,988,547     800,759,752   1,258,363,423   477,435,765
Undistributed net investment income
 (loss).................................      6,579,788        250,847           9,453         934,747             -
Accumulated undistributed net realized
 gain (loss) on investments, futures
 and options contracts and foreign
 exchange transactions..................      9,098,246   (254,433,478)   (384,988,633)      6,008,181             -
Unrealized appreciation (depreciation)
 on:
 Investments............................     12,694,227     53,624,088      52,974,715     141,926,703             -
 Futures contracts......................              -              -               -       2,399,898             -
 Options written........................              -              -               -               -             -
 Foreign exchange transactions and
   other assets and liabilities.........         77,056         46,260               -               -             -
                                         -------------- --------------  --------------  -------------- -------------
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING............................ $  146,555,971 $  386,035,980  $  469,526,653  $1,410,388,634  $482,258,348
                                         -------------- --------------  --------------  -------------- -------------
CAPITAL SHARES:
 Authorized (Par value $0.01 per share).  1,000,000,000  1,000,000,000   1,000,000,000   1,000,000,000 1,000,000,000
 Outstanding............................     10,425,216     55,971,617      77,136,632      75,568,214   482,258,348
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE........... $        14.06 $         6.90  $         6.09  $        18.66  $       1.00

                                           NASDAQ-100
                                             INDEX
                                              FUND
                                         --------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01
 per share.............................. $      232,704
Additional paid-in capital..............     95,727,336
Undistributed net investment income
 (loss).................................        (79,517)
Accumulated undistributed net realized
 gain (loss) on investments, futures
 and options contracts and foreign
 exchange transactions..................     (6,312,763)
Unrealized appreciation (depreciation)
 on:
 Investments............................      2,856,787
 Futures contracts......................        507,006
 Options written........................              -
 Foreign exchange transactions and
   other assets and liabilities.........              -
                                         --------------
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING............................ $   92,931,553
                                         --------------
CAPITAL SHARES:
 Authorized (Par value $0.01 per share).  1,000,000,000
 Outstanding............................     23,270,421
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE........... $         3.99


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--------------------------------------------------------------------------------

                                                                            101
November 30, 2003
          STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED


                                                                SCIENCE &                  SMALL CAP     SOCIAL
                                                                TECHNOLOGY    SMALL CAP      INDEX      AWARENESS
                                                                   FUND         FUND         FUND         FUND
                                                              -------------- ------------ ------------ ------------
ASSETS:
Long term investments, at market*# (unaffiliated)............ $1,421,708,174 $628,055,438 $342,894,047 $346,443,487
Long term investments, at market** (affiliated)..............              -            -      129,556    2,443,172
Short term investments (costs equals market).................    116,070,450  116,290,374  110,768,861   17,781,719
Repurchase agreements (cost equals market)...................              -            -   15,201,000   20,516,000
Cash.........................................................              -          539        1,331          198
Foreign Cash+................................................          3,947            -            -            -
Receivable for:
  Investments sold...........................................      5,692,218    4,948,073            -            -
  Capital shares sold........................................        784,532      184,126    1,287,674      133,240
  Dividends and interest.....................................        385,842      162,334      214,941      523,723
  Futures variation margin...................................              -            -      198,875       35,175
Collateral received for securities loaned....................              -            -       92,679            -
Due from adviser.............................................              -       40,097            -            -
Unrealized appreciation on forward foreign currency contracts              -            -            -            -
Other assets.................................................        195,359        6,195        4,404        6,386
                                                              -------------- ------------ ------------ ------------
TOTAL ASSETS.................................................  1,544,840,522  749,687,176  470,793,368  387,883,100
                                                              -------------- ------------ ------------ ------------
LIABILITIES:
Payable for:
  Investments purchased......................................        695,189    6,348,328            -            -
  Options written@...........................................              -            -            -            -
  Capital shares reacquired..................................        341,849      197,641       71,066      109,122
  Futures variation margin...................................              -            -            -            -
  Custodian fees.............................................         42,263       42,884       13,735       17,715
  Reports to shareholders....................................        147,553       73,238       20,042       47,838
  Directors' retirement plan.................................        182,267       37,397       33,508       48,635
  Collateral upon return of securities loaned................     86,726,110   97,638,894   71,441,046    4,618,766
Payable to affiliates:
  Advisory fees..............................................      1,059,015      466,261      110,119      155,761
  Administrative services....................................         82,368       36,265       22,024       21,806
  Transfer agency fees.......................................          2,082          334        1,651          498
Accrued expenses and other liabilities.......................         71,585       20,883       32,146       19,164
Due to custodian.............................................              -            -            -            -
Due to custodian for foreign cash............................              -            -            -            -
                                                              -------------- ------------ ------------ ------------
TOTAL LIABILITIES............................................     89,350,281  104,862,125   71,745,337    5,039,305
                                                              -------------- ------------ ------------ ------------
NET ASSETS................................................... $1,455,490,241 $644,825,051 $399,048,031 $382,843,795
                                                              -------------- ------------ ------------ ------------
* Identified cost of investment securities (unaffiliated).... $1,192,481,844 $528,887,509 $305,059,589 $330,262,239
** Identified cost of investment securities (affiliated)..... $            - $          - $    132,272 $  2,262,491
+ Identified cost of foreign cash............................ $        3,853 $          - $          - $          -
# Including securities on loan of............................ $   84,920,404 $ 95,321,161 $ 69,705,802 $  4,558,951
@Premiums received on options written........................ $            - $          - $          - $          -
                                                              -------------- ------------ ------------ ------------

                                                                  STOCK
                                                                  INDEX         VALUE
                                                                  FUND          FUND
                                                              -------------- -----------
ASSETS:
Long term investments, at market*# (unaffiliated)............ $3,946,420,210 $12,598,950
Long term investments, at market** (affiliated)..............     61,879,010           -
Short term investments (costs equals market).................    166,796,842           -
Repurchase agreements (cost equals market)...................     23,132,000           -
Cash.........................................................            433     331,044
Foreign Cash+................................................              -           -
Receivable for:
  Investments sold...........................................              -      16,225
  Capital shares sold........................................      1,621,220       6,637
  Dividends and interest.....................................      6,685,232      23,373
  Futures variation margin...................................         36,725           -
Collateral received for securities loaned....................      1,334,000           -
Due from adviser.............................................              -           -
Unrealized appreciation on forward foreign currency contracts              -           -
Other assets.................................................        133,557           -
                                                              -------------- -----------
TOTAL ASSETS.................................................  4,208,039,229  12,976,229
                                                              -------------- -----------
LIABILITIES:
Payable for:
  Investments purchased......................................              -      23,611
  Options written@...........................................              -           -
  Capital shares reacquired..................................      1,290,217       3,433
  Futures variation margin...................................              -           -
  Custodian fees.............................................        108,437      15,485
  Reports to shareholders....................................        421,307         653
  Directors' retirement plan.................................        507,233       1,559
  Collateral upon return of securities loaned................    158,802,270           -
Payable to affiliates:
  Advisory fees..............................................        862,432       8,182
  Administrative services....................................        230,005         734
  Transfer agency fees.......................................          4,133         265
Accrued expenses and other liabilities.......................        200,713         828
Due to custodian.............................................              -           -
Due to custodian for foreign cash............................              -           -
                                                              -------------- -----------
TOTAL LIABILITIES............................................    162,426,747      54,750
                                                              -------------- -----------
NET ASSETS................................................... $4,045,612,482 $12,921,479
                                                              -------------- -----------
* Identified cost of investment securities (unaffiliated).... $2,917,073,888 $11,746,800
** Identified cost of investment securities (affiliated)..... $   32,158,810 $         -
+ Identified cost of foreign cash............................ $            - $         -
# Including securities on loan of............................ $  155,301,574 $         -
@Premiums received on options written........................ $            - $         -
                                                              -------------- -----------

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--------------------------------------------------------------------------------

102
         STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED
                                                              November 30, 2003


                                                                                                                SCIENCE &
                                                                                                                TECHNOLOGY
                                                                                                                   FUND
                                                                                                             ---------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................................. $     1,321,656
Additional paid-in capital..................................................................................   3,135,532,341
Undistributed net investment income (loss)..................................................................      (3,883,429)
Accumulated undistributed net realized gain (loss) on investments, futures and options contracts and foreign exchange transactions......................................................................................  (1,906,706,864)
Unrealized appreciation (depreciation) on:
  Investments...............................................................................................     229,226,330
  Futures contracts.........................................................................................               -
  Options written...........................................................................................               -
  Foreign exchange transactions and other assets and liabilities............................................             207

                                                                                                             ---------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................................. $ 1,455,490,241
                                                                                                             ---------------
CAPITAL SHARES:
  Authorized (Par value $0.01 per share)....................................................................   1,000,000,000
  Outstanding...............................................................................................     132,165,649
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................. $         11.01

                                                                                                                SMALL CAP
                                                                                                                  FUND
                                                                                                             --------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................................. $      688,307
Additional paid-in capital..................................................................................    708,424,055
Undistributed net investment income (loss)..................................................................     (1,022,432)
Accumulated undistributed net realized gain (loss) on investments, futures and options contracts and foreign
 exchange transactions......................................................................................   (162,432,808)
Unrealized appreciation (depreciation) on:
  Investments...............................................................................................     99,167,929
  Futures contracts.........................................................................................              -
  Options written...........................................................................................              -
  Foreign exchange transactions and other assets and liabilities............................................              -

                                                                                                             --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................................. $  644,825,051
                                                                                                             --------------
CAPITAL SHARES:
  Authorized (Par value $0.01 per share)....................................................................  1,000,000,000
  Outstanding...............................................................................................     68,830,712
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................. $         9.37

                                                                                                                SMALL CAP
                                                                                                                  INDEX
                                                                                                                  FUND
                                                                                                             --------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................................. $      296,562
Additional paid-in capital..................................................................................    364,380,997
Undistributed net investment income (loss)..................................................................        567,461
Accumulated undistributed net realized gain (loss) on investments, futures and options contracts and foreign
 exchange transactions......................................................................................     (6,429,584)
Unrealized appreciation (depreciation) on:
  Investments...............................................................................................     37,831,742
  Futures contracts.........................................................................................      2,400,853
  Options written...........................................................................................              -
  Foreign exchange transactions and other assets and liabilities............................................              -

                                                                                                             --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................................. $  399,048,031
                                                                                                             --------------
CAPITAL SHARES:
  Authorized (Par value $0.01 per share)....................................................................  1,000,000,000
  Outstanding...............................................................................................     29,656,235
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................. $        13.46

                                                                                                                 SOCIAL
                                                                                                                AWARENESS
                                                                                                                  FUND
                                                                                                             --------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................................. $      221,830
Additional paid-in capital..................................................................................    427,086,787
Undistributed net investment income (loss)..................................................................        129,509
Accumulated undistributed net realized gain (loss) on investments, futures and options contracts and foreign
 exchange transactions......................................................................................    (61,857,200)
Unrealized appreciation (depreciation) on:
  Investments...............................................................................................     16,361,929
  Futures contracts.........................................................................................        900,940
  Options written...........................................................................................              -
  Foreign exchange transactions and other assets and liabilities............................................              -

                                                                                                             --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................................. $  382,843,795
                                                                                                             --------------
CAPITAL SHARES:
  Authorized (Par value $0.01 per share)....................................................................  1,000,000,000
  Outstanding...............................................................................................     22,183,005
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................. $        17.26

                                                                                                                 STOCK
                                                                                                                 INDEX
                                                                                                                 FUND
                                                                                                             --------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................................. $    1,389,073
Additional paid-in capital..................................................................................  2,975,084,288
Undistributed net investment income (loss)..................................................................      1,380,387
Accumulated undistributed net realized gain (loss) on investments, futures and options contracts and foreign
 exchange transactions......................................................................................      7,469,164
Unrealized appreciation (depreciation) on:
  Investments...............................................................................................  1,059,066,522
  Futures contracts.........................................................................................      1,223,048
  Options written...........................................................................................              -
  Foreign exchange transactions and other assets and liabilities............................................              -

                                                                                                             --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................................. $4,045,612,482
                                                                                                             --------------
CAPITAL SHARES:
  Authorized (Par value $0.01 per share)....................................................................  1,000,000,000
  Outstanding...............................................................................................    138,907,311
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................. $        29.12

                                                                                                                  VALUE
                                                                                                                  FUND
                                                                                                             --------------
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share.............................................................. $       13,737
Additional paid-in capital..................................................................................     13,293,991
Undistributed net investment income (loss)..................................................................         46,171
Accumulated undistributed net realized gain (loss) on investments, futures and options contracts and foreign
 exchange transactions......................................................................................     (1,284,570)
Unrealized appreciation (depreciation) on:
  Investments...............................................................................................        852,150
  Futures contracts.........................................................................................              -
  Options written...........................................................................................              -
  Foreign exchange transactions and other assets and liabilities............................................              -

                                                                                                             --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING................................................................. $   12,921,479
                                                                                                             --------------
CAPITAL SHARES:
  Authorized (Par value $0.01 per share)....................................................................  1,000,000,000
  Outstanding...............................................................................................      1,373,670
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................. $         9.41



SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            103
                      STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2003


                                            ASSET                   CAPITAL                   GOVERNMENT
                                          ALLOCATION   BLUE CHIP  CONSERVATION  CORE EQUITY   SECURITIES
                                             FUND     GROWTH FUND     FUND         FUND          FUND
                                         -----------  ----------- ------------ ------------  -----------
INVESTMENT INCOME:
Dividends (unaffiliated)................ $   809,771  $  157,562  $         -  $  5,283,733  $         -
Dividends (affiliated)..................       2,827         336            -        13,303            -
Securities lending income...............           -         468        1,347             -        8,016
Interest (unaffiliated).................     980,943       2,673    1,370,371        45,466    3,055,072
                                         -----------  ----------  -----------  ------------  -----------
 Total investment income*...............   1,793,541     161,039    1,371,718     5,342,502    3,063,088
                                         -----------  ----------  -----------  ------------  -----------
EXPENSES:
Advisory fees...........................     421,293     115,579      212,794     2,327,131      451,991
Custodian fees..........................      66,713      24,066       24,447        75,438       26,381
Audit and tax services fees.............       6,647       2,734        3,402        19,954        5,627
Administrative services.................      58,981      10,113       29,791       203,624       63,279
Legal fees..............................       1,027         165          478         3,435          953
Directors' fees.........................       7,014         855        3,636        23,839        8,211
Reports to shareholders.................      17,222       1,731        6,502       100,597       12,642
Transfer agency fees....................         869         580          869         1,158        1,158
Interest................................           -           -            -             -            -
Miscellaneous...........................       1,744         604        1,010         4,277        1,666
                                         -----------  ----------  -----------  ------------  -----------
 Total expenses.........................     581,510     156,427      282,929     2,759,453      571,908
                                         -----------  ----------  -----------  ------------  -----------
 Expense reimbursements.................           -           -            -      (286,877)           -
 Fees paid indirectly (Note 6)..........           -      (2,530)           -       (28,398)           -
                                         -----------  ----------  -----------  ------------  -----------
 Net expenses...........................     581,510     153,897      282,929     2,444,178      571,908
                                         -----------  ----------  -----------  ------------  -----------
NET INVESTMENT INCOME (LOSS)............   1,212,031       7,142    1,088,789     2,898,324    2,491,180
                                         -----------  ----------  -----------  ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments (unaffiliated).............   1,423,045    (135,339)     121,482   (19,724,076)  (2,318,818)
 Investments (affiliated)...............           -           -            -             -            -
 Futures contracts......................   2,090,481           -            -             -            -
 Options written........................           -           -            -             -            -
 Foreign exchange transactions and
   other assets and liabilities.........           -           -            -             -            -
                                         -----------  ----------  -----------  ------------  -----------
                                           3,513,526    (135,339)     121,482   (19,724,076)  (2,318,818)
                                         -----------  ----------  -----------  ------------  -----------
Net unrealized appreciation
 (depreciation) on:
 Investments (unaffiliated).............   5,794,085   2,886,078   (2,393,398)   70,123,954   (7,037,680)
 Investments (affiliated)...............       1,771         210            -         8,314            -
 Futures contracts......................    (387,585)          -            -             -            -
 Options written........................           -           -            -             -            -
 Forward currency contracts.............           -           -            -             -            -
 Foreign exchange transactions and
   other assets and liabilities.........          (1)          -            -             -            -
                                         -----------  ----------  -----------  ------------  -----------
                                           5,408,270   2,886,288   (2,393,398)   70,132,268   (7,037,680)
                                         -----------  ----------  -----------  ------------  -----------
Net realized and unrealized gain (loss)
 on investments, foreign currencies,
 futures and options contracts and
 other assets and liabilities...........   8,921,796   2,750,949   (2,271,916)   50,408,192   (9,356,498)
                                         -----------  ----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............. $10,133,827  $2,758,091  $(1,183,127) $ 53,306,516  $(6,865,318)
                                         -----------  ----------  -----------  ------------  -----------
* Net of foreign withholding taxes on
 dividends and interest of..............         688         918          635        25,748            -
                                         -----------  ----------  -----------  ------------  -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

104
               STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED
                                     For the Six Months Ended November 30, 2003



                                                                                                           HEALTH      INCOME &
                                                                                  GROWTH &      GROWTH    SCIENCES      GROWTH
                                                                                 INCOME FUND     FUND       FUND         FUND
                                                                                 -----------  ---------  ----------  -----------
INVESTMENT INCOME:
 Dividends (unaffiliated)....................................................... $ 1,314,827    $21,860  $  161,550  $ 2,517,386
 Dividends (affiliated).........................................................       3,388          -           -            -
 Securities lending income......................................................       4,930         28      15,794        7,502
 Interest (unaffiliated)........................................................       9,078        216      12,627        3,145
                                                                                 -----------  ---------  ----------  -----------
 Total investment income*.......................................................   1,332,223     22,104     189,971    2,528,033
                                                                                 -----------  ---------  ----------  -----------
EXPENSES:
Advisory fees...................................................................     685,308     20,840     482,245      815,813
Custodian fees..................................................................      20,641     24,066      24,130       24,092
Audit and tax services fees.....................................................       7,338      2,280       3,737        7,726
Administrative services.........................................................      63,962      1,536      33,757       74,165
Legal fees......................................................................       1,190         88         353        1,248
Directors' fees.................................................................       7,670        165       2,566        8,383
Reports to shareholders.........................................................      21,107        375       4,434       21,797
Transfer agency fees............................................................         869      1,158         580          580
Interest........................................................................       5,388          -           -            -
Miscellaneous...................................................................           -        518         799        1,854
                                                                                 -----------  ---------  ----------  -----------
 Total expenses.................................................................     813,473     51,026     552,601      955,658
                                                                                 -----------  ---------  ----------  -----------
 Expense reimbursements.........................................................     (36,790)         -           -      (76,276)
 Fees paid indirectly (Note 6)..................................................           -    (1,053)     (14,559)           -
                                                                                 -----------  ---------  ----------  -----------
 Net expenses...................................................................     776,683     49,973     538,042      879,382
                                                                                 -----------  ---------  ----------  -----------
NET INVESTMENT INCOME (LOSS)....................................................     555,540    (27,869)   (348,071)   1,648,651
                                                                                 -----------  ---------  ----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments (unaffiliated).....................................................  (1,807,232)  (50,583)   3,056,606    3,039,362
 Investments (affiliated).......................................................           -          -           -            -
 Futures contracts..............................................................           -          -           -        1,875
 Options written................................................................           -          -     281,863            -
 Foreign exchange transactions and other assets and liabilities.................           -          -      32,165            -
                                                                                 -----------  ---------  ----------  -----------
                                                                                  (1,807,232)   (50,583)  3,370,634    3,041,237
                                                                                 -----------  ---------  ----------  -----------
Net unrealized appreciation (depreciation) on:
 Investments (unaffiliated).....................................................  20,158,381    515,630   4,566,182   18,279,233
 Investments (affiliated).......................................................       2,118          -           -            -
 Futures contracts..............................................................           -          -           -       15,387
 Options written................................................................           -          -     614,678            -
 Forward currency contracts.....................................................           -          -           -            -
 Foreign exchange transactions and other assets and liabilities.................           -          -      (3,910)           -
                                                                                 -----------  ---------  ----------  -----------
                                                                                  20,160,499    515,630   5,176,950   18,294,620
                                                                                 -----------  ---------  ----------  -----------
Net realized and unrealized gain (loss) on investments, foreign currencies,
 futures and options contracts and other assets and liabilities.................  18,353,267    465,047   8,547,584   21,335,857
                                                                                 -----------  ---------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................... $18,908,807  $ 437,178  $8,199,513  $22,984,508
                                                                                 -----------  ---------  ----------  -----------
* Net of foreign withholding taxes on dividends and interest of.................       3,124          5       2,568            -
                                                                                 -----------  ---------  ----------  -----------

                                                                                 INTERNATIONAL
                                                                                 EQUITIES FUND
                                                                                 -------------
INVESTMENT INCOME:
 Dividends (unaffiliated).......................................................  $   863,732
 Dividends (affiliated).........................................................            -
 Securities lending income......................................................            2
 Interest (unaffiliated)........................................................       51,529
                                                                                  -----------
 Total investment income*.......................................................      915,263
                                                                                  -----------
EXPENSES:
Advisory fees...................................................................      172,803
Custodian fees..................................................................       76,126
Audit and tax services fees.....................................................        5,038
Administrative services.........................................................       34,561
Legal fees......................................................................          571
Directors' fees.................................................................        3,609
Reports to shareholders.........................................................        9,304
Transfer agency fees............................................................        5,063
Interest........................................................................            -
Miscellaneous...................................................................        1,168
                                                                                  -----------
 Total expenses.................................................................      308,243
                                                                                  -----------
 Expense reimbursements.........................................................            -
 Fees paid indirectly (Note 6)..................................................            -
                                                                                  -----------
 Net expenses...................................................................      308,243
                                                                                  -----------
NET INVESTMENT INCOME (LOSS)....................................................      607,020
                                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments (unaffiliated).....................................................   (2,489,140)
 Investments (affiliated).......................................................            -
 Futures contracts..............................................................      934,776
 Options written................................................................            -
 Foreign exchange transactions and other assets and liabilities.................    1,107,135
                                                                                  -----------
                                                                                     (447,229)
                                                                                  -----------
Net unrealized appreciation (depreciation) on:
 Investments (unaffiliated).....................................................   16,777,976
 Investments (affiliated).......................................................            -
 Futures contracts..............................................................     (225,343)
 Options written................................................................            -
 Forward currency contracts.....................................................            -
 Foreign exchange transactions and other assets and liabilities.................     (101,267)
                                                                                  -----------
                                                                                   16,451,366
                                                                                  -----------
Net realized and unrealized gain (loss) on investments, foreign currencies,
 futures and options contracts and other assets and liabilities.................   16,004,137
                                                                                  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................  $16,611,157
                                                                                  -----------
* Net of foreign withholding taxes on dividends and interest of.................       91,045
                                                                                  -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            105
For the Six Months Ended November 30, 2003
               STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED



                                                   INTERNATIONAL INTERNATIONAL  LARGE CAP                   MONEY
                                                    GOVERNMENT     GROWTH I      GROWTH     MIDCAP INDEX   MARKET 1
                                                     BOND FUND       FUND         FUND          FUND         FUND
                                                   ------------- ------------- -----------  ------------  ----------
INVESTMENT INCOME:
Dividends (unaffiliated).......................... $          -   $ 2,842,983  $ 2,310,955  $  6,856,361  $        -
Dividends (affiliated)............................            -             -            -             -           -
Securities lending income.........................        2,124       211,726       15,235       146,205           -
Interest (unaffiliated)...........................    3,559,988        25,564       51,719       204,620   2,878,975
                                                   ------------   -----------  -----------  ------------  ----------
 Total investment income*.........................    3,562,112     3,080,273    2,377,909     7,207,186   2,878,975
                                                   ------------   -----------  -----------  ------------  ----------
EXPENSES:
Advisory fees.....................................      368,742     1,834,906    2,131,066     1,786,810   1,284,607
Custodian fees....................................       83,422       304,640       36,020        66,330      24,540
Audit and tax services fees.......................        4,403        17,231       15,551        33,258      19,671
Administrative services...........................       51,624       128,444      157,026       430,307     179,845
Legal fees........................................          650         2,266        2,736         5,757       3,589
Directors' fees...................................        5,745        15,023       18,176        42,860      25,960
Reports to shareholders...........................        9,333        40,800       50,197        98,203      63,841
Transfer agency fees..............................          289           580          580         5,355       7,810
Interest..........................................            -           418        1,571             -           -
Miscellaneous.....................................        1,180         3,529        2,032        10,402       4,605
                                                   ------------   -----------  -----------  ------------  ----------
 Total expenses...................................      525,388     2,347,837    2,414,955     2,479,282   1,614,468
                                                   ------------   -----------  -----------  ------------  ----------
 Expense reimbursements...........................            -      (402,836)     (37,134)            -     (72,940)
 Fees paid indirectly (Note 6)....................            -             -            -             -           -
                                                   ------------   -----------  -----------  ------------  ----------
 Net expenses.....................................      525,388     1,945,001    2,377,821     2,479,282   1,541,528
                                                   ------------   -----------  -----------  ------------  ----------
NET INVESTMENT INCOME (LOSS)......................    3,036,724     1,135,272           88     4,727,904   1,337,447
                                                   ------------   -----------  -----------  ------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments (unaffiliated).......................    5,275,995     9,015,180    3,332,307        40,038           -
 Investments (affiliated).........................            -             -            -             -           -
 Futures contracts................................            -             -            -     9,673,147           -
 Options written..................................            -             -            -             -           -
 Foreign exchange transactions and other assets
   and liabilities................................    2,093,201    15,014,128            -             -           -
                                                   ------------   -----------  -----------  ------------  ----------
                                                      7,369,196    24,029,308    3,332,307     9,713,185           -
                                                   ------------   -----------  -----------  ------------  ----------
Net unrealized appreciation (depreciation) on:
 Investments (unaffiliated).......................  (8,540,213)    23,142,835   46,202,971   214,854,193           -
 Investments (affiliated).........................            -             -            -             -           -
 Futures contracts................................            -             -            -    (3,121,943)          -
 Options written..................................            -             -            -             -           -
 Forward currency contracts.......................       64,421             -            -             -           -
 Foreign exchange transactions and other assets
   and liabilities................................       15,462       (26,225)           -             -           -
                                                   ------------   -----------  -----------  ------------  ----------
                                                     (8,460,330)   23,116,610   46,202,971   211,732,250           -
                                                   ------------   -----------  -----------  ------------  ----------
Net realized and unrealized gain (loss) on
 investments, foreign currencies, futures and
 options contracts and
 other assets and liabilities.....................   (1,091,134)   47,145,918   49,535,278   221,445,435           -
                                                   ------------   -----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................... $  1,945,590   $48,281,190  $49,535,366  $226,173,339  $1,337,447
                                                   ------------   -----------  -----------  ------------  ----------
* Net of foreign withholding taxes on dividends
 and interest of..................................       21,881       321,063        9,361             -           -
                                                   ------------   -----------  -----------  ------------  ----------

                                                    NASDAQ-100
                                                    INDEX FUND
                                                   -----------
INVESTMENT INCOME:
Dividends (unaffiliated).......................... $    82,736
Dividends (affiliated)............................           -
Securities lending income.........................       2,307
Interest (unaffiliated)...........................      46,314
                                                   -----------
 Total investment income*.........................     131,357
                                                   -----------
EXPENSES:
Advisory fees.....................................     141,606
Custodian fees....................................      24,066
Audit and tax services fees.......................       2,981
Administrative services...........................      24,781
Legal fees........................................         209
Directors' fees...................................       1,468
Reports to shareholders...........................       2,361
Transfer agency fees..............................       3,036
Interest..........................................           -
Miscellaneous.....................................      11,472
                                                   -----------
 Total expenses...................................     211,980
                                                   -----------
 Expense reimbursements...........................           -
 Fees paid indirectly (Note 6)....................           -
                                                   -----------
 Net expenses.....................................     211,980
                                                   -----------
NET INVESTMENT INCOME (LOSS)......................     (80,623)
                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments (unaffiliated).......................    (160,311)
 Investments (affiliated).........................           -
 Futures contracts................................   1,467,505
 Options written..................................           -
 Foreign exchange transactions and other assets
   and liabilities................................           -
                                                   -----------
                                                     1,307,194
                                                   -----------
Net unrealized appreciation (depreciation) on:
 Investments (unaffiliated).......................  10,231,178
 Investments (affiliated).........................           -
 Futures contracts................................     154,414
 Options written..................................           -
 Forward currency contracts.......................           -
 Foreign exchange transactions and other assets
   and liabilities................................           -
                                                   -----------
                                                    10,385,592
                                                   -----------
Net realized and unrealized gain (loss) on
 investments, foreign currencies, futures and
 options contracts and
 other assets and liabilities.....................  11,692,786
                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................... $11,612,163
                                                   -----------
* Net of foreign withholding taxes on dividends
 and interest of..................................         459
                                                   -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

106
                                     For the Six Months Ended November 30, 2003
               STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED



                                                    SCIENCE &                                 SOCIAL
                                                    TECHNOLOGY     SMALL CAP    SMALL CAP    AWARENESS    STOCK INDEX
                                                       FUND          FUND       INDEX FUND     FUND          FUND
                                                   ------------  ------------  -----------  -----------  ------------
INVESTMENT INCOME:
Dividends (unaffiliated).......................... $  2,059,902  $  1,404,956  $ 1,786,408  $ 2,902,032  $ 33,796,728
Dividends (affiliated)............................            -             -          350        4,722       118,346
Securities lending income.........................       77,783       141,830       96,416       10,053        88,388
Interest (unaffiliated)...........................      388,806       147,990      176,966       88,738       201,436
                                                   ------------  ------------  -----------  -----------  ------------
 Total investment income*.........................    2,526,491     1,694,776    2,060,140    3,005,545    34,204,898
                                                   ------------  ------------  -----------  -----------  ------------
EXPENSES:
Advisory fees.....................................    5,899,390     2,644,503      569,829      920,033     5,049,368
Custodian fees....................................       72,710        71,590       24,066       30,323       182,440
Audit and tax services fees.......................       36,065        19,274        8,738       12,905       114,007
Administrative services...........................      458,841       205,684      113,966      128,805     1,343,823
Legal fees........................................        6,529         3,093        1,327        2,169        21,041
Directors' fees...................................       44,612        22,299        9,673       14,561       149,601
Reports to shareholders...........................      128,239        60,342       22,207       39,473       383,411
Transfer agency fees..............................        4,194           580        3,905          869         7,810
Interest..........................................            -             -            -            -             -
Miscellaneous.....................................       10,610         4,205        6,893        3,226        48,423
                                                   ------------  ------------  -----------  -----------  ------------
 Total expenses...................................    6,661,190     3,031,570      760,604    1,152,364     7,299,924
                                                   ------------  ------------  -----------  -----------  ------------
 Expense reimbursements...........................      (75,743)     (240,151)           -            -             -
 Fees paid indirectly (Note 6)....................      (99,847)            -            -            -             -
                                                   ------------  ------------  -----------  -----------  ------------
 Net expenses.....................................    6,485,600     2,791,419      760,604    1,152,364     7,299,924
                                                   ------------  ------------  -----------  -----------  ------------
NET INVESTMENT INCOME (LOSS)......................   (3,959,109)   (1,096,643)   1,299,536    1,853,181    26,904,974
                                                   ------------  ------------  -----------  -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments (unaffiliated).......................   (9,904,539)   33,828,533     (558,154)   8,847,332     7,782,023
 Investments (affiliated).........................            -             -            -            -        25,069
 Futures contracts................................            -             -   10,605,722    2,198,977     3,545,768
 Options written..................................            -             -            -            -             -
 Foreign exchange transactions and other assets
   and liabilities................................      (28,599)          (20)           -            -             -
                                                   ------------  ------------  -----------  -----------  ------------
                                                     (9,933,138)   33,828,513   10,047,568   11,046,309    11,352,860
                                                   ------------  ------------  -----------  -----------  ------------
Net unrealized appreciation (depreciation) on:
 Investments (unaffiliated).......................  258,413,358    85,149,700   62,124,583   23,162,593   347,337,452
 Investments (affiliated).........................            -             -       (2,716)       2,951        25,499
 Futures contracts................................            -             -   (2,636,782)    (370,946)     (478,785)
 Options written..................................            -             -            -            -             -
 Forward currency contracts.......................            -             -            -            -             -
 Foreign exchange transactions and other assets
   and liabilities................................         (627)            -            -            -             -
                                                   ------------  ------------  -----------  -----------  ------------
                                                    258,412,731    85,149,700   59,485,085   22,794,598   346,884,166
                                                   ------------  ------------  -----------  -----------  ------------
Net realized and unrealized gain (loss) on
 investments, foreign currencies, futures and
 options contracts and other assets and
 liabilities......................................  248,479,593   118,978,213   69,532,653   33,840,907   358,237,026
                                                   ------------  ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................... $244,520,484  $117,881,570  $70,832,189  $35,694,088  $385,142,000
                                                   ------------  ------------  -----------  -----------  ------------
* Net of foreign withholding taxes on dividends
 and interest of..................................       52,541           431          732        2,344             -
                                                   ------------  ------------  -----------  -----------  ------------


                                                   VALUE FUND
                                                   ----------
INVESTMENT INCOME:
Dividends (unaffiliated).......................... $  138,464
Dividends (affiliated)............................          -
Securities lending income.........................          -
Interest (unaffiliated)...........................      1,675
                                                   ----------
 Total investment income*.........................    140,139
                                                   ----------
EXPENSES:
Advisory fees.....................................     46,973
Custodian fees....................................     24,066
Audit and tax services fees.......................      2,470
Administrative services...........................      4,215
Legal fees........................................        119
Directors' fees...................................        434
Reports to shareholders...........................        511
Transfer agency fees..............................        529
Interest..........................................          -
Miscellaneous.....................................        547
                                                   ----------
 Total expenses...................................     79,864
                                                   ----------
 Expense reimbursements...........................          -
 Fees paid indirectly (Note 6)....................          -
                                                   ----------
 Net expenses.....................................     79,864
                                                   ----------
NET INVESTMENT INCOME (LOSS)......................     60,275
                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments (unaffiliated).......................    (49,390)
 Investments (affiliated).........................          -
 Futures contracts................................          -
 Options written..................................          -
 Foreign exchange transactions and other assets
   and liabilities................................          -
                                                   ----------
                                                      (49,390)
                                                   ----------
Net unrealized appreciation (depreciation) on:
 Investments (unaffiliated).......................  1,067,001
 Investments (affiliated).........................          -
 Futures contracts................................          -
 Options written..................................          -
 Forward currency contracts.......................          -
 Foreign exchange transactions and other assets
   and liabilities................................          -
                                                   ----------
                                                    1,067,001
                                                   ----------
Net realized and unrealized gain (loss) on
 investments, foreign currencies, futures and
 options contracts and other assets and
 liabilities......................................  1,017,611
                                                   ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................... $1,077,886
                                                   ----------
* Net of foreign withholding taxes on dividends
 and interest of..................................        165
                                                   ----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            107
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                            ASSET ALLOCATION               BLUE CHIP
                                                                                  FUND                    GROWTH FUND
                                                                       --------------------------  -------------------------
                                                                         For the                     For the
                                                                        Six Months                  Six Months
                                                                          Ended        For the        Ended       For the
                                                                       November 30,   Year Ended   November 30,  Year Ended
                                                                           2003        May 31,         2003       May 31,
                                                                       (Unaudited)       2003      (Unaudited)      2003
                                                                       ------------  ------------  ------------ ------------
OPERATIONS:
Net investment income (loss).......................................... $  1,212,031  $  3,743,245  $     7,142  $    (29,878)
Net realized gain (loss) on investments, futures and options
 contracts, and foreign currencies....................................    3,513,526       807,632     (135,339)   (2,570,778)
Net unrealized appreciation (depreciation) on investments, futures
 and options contracts, and foreign currencies........................    5,408,270    (3,919,715)   2,886,288     1,582,925
                                                                       ------------  ------------  -----------  ------------
 Increase (decrease) in net assets resulting from operations..........   10,133,827       631,162    2,758,091    (1,017,731)
                                                                       ------------  ------------  -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................   (1,360,001)   (3,851,623)           -             -
Net realized gain on securities.......................................            -      (123,336)           -             -
                                                                       ------------  ------------  -----------  ------------
 Decrease in net assets resulting from distributions to shareholders..   (1,360,001)   (3,974,959)           -             -
                                                                       ------------  ------------  -----------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................    8,347,326    24,908,488   11,384,576    18,660,500
Reinvestment of distributions.........................................    1,360,001     3,974,959            -             -
Cost of capital stock reacquired......................................  (10,154,475)  (41,707,657)  (3,144,235)  (13,978,057)
                                                                       ------------  ------------  -----------  ------------
 Increase (decrease) in net assets resulting from capital stock
   transactions.......................................................     (447,148)  (12,824,210)   8,240,341     4,682,443
                                                                       ------------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................    8,326,678   (16,168,007)  10,998,432     3,664,712
NET ASSETS:
Beginning of year.....................................................  164,757,005   180,925,012   23,728,127    20,063,415
                                                                       ------------  ------------  -----------  ------------
End of year........................................................... $173,083,683  $164,757,005  $34,726,559  $ 23,728,127
                                                                       ------------  ------------  -----------  ------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $    (49,178) $     98,792  $     7,321  $        179
                                                                       ------------  ------------  -----------  ------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................      723,679     2,387,295    1,592,328     3,022,001
Issued for distributions reinvested...................................      117,232       375,810            -             -
Reacquired............................................................     (881,827)   (4,003,456)    (440,928)   (2,290,338)
                                                                       ------------  ------------  -----------  ------------
 Increase (decrease) in shares outstanding............................      (40,916)   (1,240,351)   1,151,400       731,663
Shares outstanding:
 Beginning of year....................................................   14,703,716    15,944,067    3,494,951     2,763,288
                                                                       ------------  ------------  -----------  ------------
 End of year..........................................................   14,662,800    14,703,716    4,646,351     3,494,951
                                                                       ------------  ------------  -----------  ------------

                                                                          CAPITAL CONSERVATION
                                                                                  FUND                   CORE EQUITY FUND
                                                                       --------------------------  ---------------------------
                                                                         For the                     For the
                                                                        Six Months                  Six Months
                                                                          Ended        For the        Ended         For the
                                                                       November 30,   Year Ended   November 30,    Year Ended
                                                                           2003        May 31,         2003         May 31,
                                                                       (Unaudited)       2003      (Unaudited)        2003
                                                                       ------------  ------------  ------------  -------------
OPERATIONS:
Net investment income (loss).......................................... $  1,088,789  $  3,001,653  $  2,898,324  $   6,150,294
Net realized gain (loss) on investments, futures and options
 contracts, and foreign currencies....................................      121,482     3,983,752   (19,724,076)   (50,821,518)
Net unrealized appreciation (depreciation) on investments, futures
 and options contracts, and foreign currencies........................   (2,393,398)    1,563,845    70,132,268    (14,807,191)
                                                                       ------------  ------------  ------------  -------------
 Increase (decrease) in net assets resulting from operations..........   (1,183,127)    8,549,250    53,306,516    (59,478,415)
                                                                       ------------  ------------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................   (1,230,001)   (3,172,002)   (2,854,002)    (6,153,017)
Net realized gain on securities.......................................            -             -             -              -
                                                                       ------------  ------------  ------------  -------------
 Decrease in net assets resulting from distributions to shareholders..   (1,230,001)   (3,172,002)   (2,854,002)    (6,153,017)
                                                                       ------------  ------------  ------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................   10,934,242    52,329,360    16,346,039    165,958,192
Reinvestment of distributions.........................................    1,230,001     3,172,002     2,854,002      6,153,017
Cost of capital stock reacquired......................................  (18,660,352)  (40,797,909)  (35,192,648)  (231,083,991)
                                                                       ------------  ------------  ------------  -------------
 Increase (decrease) in net assets resulting from capital stock
   transactions.......................................................   (6,496,109)   14,703,453   (15,992,607)   (58,972,782)
                                                                       ------------  ------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   (8,909,237)   20,080,701    34,459,907   (124,604,214)
NET ASSETS:
Beginning of year.....................................................   89,865,610    69,784,909   560,038,211    684,642,425
                                                                       ------------  ------------  ------------  -------------
End of year........................................................... $ 80,956,373  $ 89,865,610  $594,498,118  $ 560,038,211
                                                                       ------------  ------------  ------------  -------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $    (81,676) $     59,536  $    174,434  $     130,112
                                                                       ------------  ------------  ------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................    1,106,721     5,371,855     1,532,124     17,855,112
Issued for distributions reinvested...................................      126,331       325,995       265,673        644,267
Reacquired............................................................   (1,899,227)   (4,183,787)   (3,295,548)   (24,816,764)
                                                                       ------------  ------------  ------------  -------------
 Increase (decrease) in shares outstanding............................     (666,175)    1,514,063    (1,497,751)    (6,317,385)
Shares outstanding:
 Beginning of year....................................................    8,954,168     7,440,105    55,357,660     61,675,045
                                                                       ------------  ------------  ------------  -------------
 End of year..........................................................    8,287,993     8,954,168    53,859,909     55,357,660
                                                                       ------------  ------------  ------------  -------------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

108
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                          GOVERNMENT SECURITIES          GROWTH & INCOME
                                                                                  FUND                        FUND
                                                                       --------------------------  --------------------------
                                                                         For the                     For the
                                                                        Six Months                  Six Months
                                                                          Ended        For the        Ended        For the
                                                                       November 30,   Year Ended   November 30,   Year Ended
                                                                           2003        May 31,         2003        May 31,
                                                                       (Unaudited)       2003      (Unaudited)       2003
                                                                       ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss).......................................... $  2,491,180  $  6,378,577  $    555,540  $  1,437,087
Net realized gain (loss) on investments, futures and options
 contracts, and foreign currencies....................................   (2,318,818)   11,519,782    (1,807,232)  (30,840,703)
Net unrealized appreciation (depreciation) on investments, futures
 and options contracts, and foreign currencies........................   (7,037,680)    3,012,682    20,160,499     3,392,520
                                                                       ------------  ------------  ------------  ------------
 Increase (decrease) in net assets resulting from operations..........   (6,865,318)   20,911,041    18,908,807   (26,011,096)
                                                                       ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................   (2,477,002)   (6,603,003)     (574,002)   (1,435,004)
Net realized gain on securities.......................................            -    (1,128,550)            -             -
                                                                       ------------  ------------  ------------  ------------
 Decrease in net assets resulting from distributions to shareholders..   (2,477,002)   (7,731,553)     (574,002)   (1,435,004)
                                                                       ------------  ------------  ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................   11,794,264   129,261,715    12,507,642    47,495,850
Reinvestment of distributions.........................................    2,477,002     7,731,553       574,002     1,435,004
Cost of capital stock reacquired......................................  (42,132,983)  (84,486,909)  (12,245,735)  (67,871,091)
                                                                       ------------  ------------  ------------  ------------
 Increase (decrease) in net assets resulting from capital stock
   transactions.......................................................  (27,861,717)   52,506,359       835,909   (18,940,237)
                                                                       ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  (37,204,037)   65,685,847    19,170,714   (46,386,337)
NET ASSETS:
Beginning of year.....................................................  200,411,942   134,726,095   174,358,812   220,745,149
                                                                       ------------  ------------  ------------  ------------
End of year........................................................... $163,207,905  $200,411,942  $193,529,526  $174,358,812
                                                                       ------------  ------------  ------------  ------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $     91,642  $     77,464  $     22,311  $     40,773
                                                                       ------------  ------------  ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................    1,083,375    11,858,793     1,047,640     4,476,353
Issued for distributions reinvested...................................      231,654       706,223        47,498       130,918
Reacquired............................................................   (3,894,998)   (7,722,626)   (1,030,934)   (6,350,559)
                                                                       ------------  ------------  ------------  ------------
 Increase (decrease) in shares outstanding............................   (2,579,969)    4,842,390        64,204    (1,743,288)
Shares outstanding:
 Beginning of year....................................................   17,835,704    12,993,314    15,402,079    17,145,367
                                                                       ------------  ------------  ------------  ------------
 End of year..........................................................   15,255,735    17,835,704    15,466,283    15,402,079
                                                                       ------------  ------------  ------------  ------------

                                                                              GROWTH FUND           HEALTH SCIENCES FUND
                                                                       ------------------------  --------------------------
                                                                         For the                 For the Six
                                                                        Six Months                  Months
                                                                          Ended       For the       Ended        For the
                                                                       November 30,  Year Ended  November 30,   Year Ended
                                                                           2003       May 31,        2003        May 31,
                                                                       (Unaudited)      2003     (Unaudited)       2003
                                                                       ------------ -----------  ------------  ------------
OPERATIONS:
Net investment income (loss)..........................................  $  (27,869) $   (49,988) $   (348,071) $   (401,635)
Net realized gain (loss) on investments, futures and options
 contracts, and foreign currencies....................................     (50,583)    (878,013)    3,370,634    (5,722,513)
Net unrealized appreciation (depreciation) on investments, futures
 and options contracts, and foreign currencies........................     515,630      525,923     5,176,950    10,232,480
                                                                        ----------  -----------  ------------  ------------
 Increase (decrease) in net assets resulting from operations..........     437,178     (402,078)    8,199,513     4,108,332
                                                                        ----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................           -            -             -             -
Net realized gain on securities.......................................           -            -             -             -
                                                                        ----------  -----------  ------------  ------------
 Decrease in net assets resulting from distributions to shareholders..           -            -             -             -
                                                                        ----------  -----------  ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................   1,219,681    2,312,993    34,875,379    50,807,902
Reinvestment of distributions.........................................           -            -             -             -
Cost of capital stock reacquired......................................    (840,841)  (1,879,378)  (11,845,866)  (31,757,288)
                                                                        ----------  -----------  ------------  ------------
 Increase (decrease) in net assets resulting from capital stock
   transactions.......................................................     378,840      433,615    23,029,513    19,050,614
                                                                        ----------  -----------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................     816,018       31,537    31,229,026    23,158,946
NET ASSETS:
Beginning of year.....................................................   3,961,588    3,930,051    77,673,127    54,514,181
                                                                        ----------  -----------  ------------  ------------
End of year...........................................................  $4,777,606  $ 3,961,588  $108,902,153  $ 77,673,127
                                                                        ----------  -----------  ------------  ------------
Undistributed net investment income (loss) included in net assets at
 the end of the year..................................................  $  (27,467) $       402  $   (340,837) $      7,234
                                                                        ----------  -----------  ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................     273,755      579,383     4,121,024     7,374,509
Issued for distributions reinvested...................................           -            -             -             -
Reacquired............................................................    (188,665)    (475,026)   (1,406,242)   (4,672,098)
                                                                        ----------  -----------  ------------  ------------
 Increase (decrease) in shares outstanding............................      85,090      104,357     2,714,782     2,702,411
Shares outstanding:
 Beginning of year....................................................     940,870      836,513     9,731,686     7,029,275
                                                                        ----------  -----------  ------------  ------------
 End of year..........................................................   1,025,960      940,870    12,446,468     9,731,686
                                                                        ----------  -----------  ------------  ------------



SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            109
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED




                                                                                        INCOME & GROWTH FUND
                                                                                    ---------------------------
                                                                                      For the
                                                                                     Six Months
                                                                                       Ended         For the
                                                                                    November 30,    Year Ended
                                                                                        2003         May 31,
                                                                                    (Unaudited)        2003
                                                                                    ------------  -------------
OPERATIONS:
Net investment income (loss)....................................................... $  1,648,651  $   2,792,218
Net realized gain (loss) on investments, futures and options contracts, and foreign
 currencies........................................................................    3,041,237    (32,609,271)
Net unrealized appreciation (depreciation) on investments, futures and options
 contracts, and foreign currencies.................................................   18,294,620      9,587,451
                                                                                    ------------  -------------
  Increase (decrease) in net assets resulting from operations......................   22,984,508    (20,229,602)
                                                                                    ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................   (1,749,002)    (2,693,004)
Net realized gain on securities....................................................            -              -
                                                                                    ------------  -------------
  Decrease in net assets resulting from distributions to shareholders..............   (1,749,002)    (2,693,004)
                                                                                    ------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold...................................................   12,457,132     92,216,684
Reinvestment of distributions......................................................    1,749,002      2,693,004
Cost of capital stock reacquired...................................................  (12,961,674)  (106,576,794)
                                                                                    ------------  -------------
  Increase (decrease) in net assets resulting from capital stock transactions......    1,244,460    (11,667,106)
                                                                                    ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................................   22,479,966    (34,589,712)
NET ASSETS:
Beginning of year..................................................................  200,918,775    235,508,487
                                                                                    ------------  -------------
End of year........................................................................ $223,398,741  $ 200,918,775
                                                                                    ------------  -------------
Undistributed net investment income (loss) included in net assets at the end of the
 year.............................................................................. $    100,458  $     200,809
                                                                                    ------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold...............................................................................    1,537,670     13,119,440
Issued for distributions reinvested................................................      212,092        371,125
Reacquired.........................................................................   (1,594,717)   (15,145,877)
                                                                                    ------------  -------------
  Increase (decrease) in shares outstanding........................................      155,045     (1,655,312)
Shares outstanding:
  Beginning of year................................................................   26,008,196     27,663,508
                                                                                    ------------  -------------
  End of year......................................................................   26,163,241     26,008,196
                                                                                    ------------  -------------

                                                                                     INTERNATIONAL EQUITIES FUND
                                                                                    ----------------------------
                                                                                       For the
                                                                                      Six Months
                                                                                        Ended         For the
                                                                                     November 30,    Year Ended
                                                                                         2003         May 31,
                                                                                     (Unaudited)        2003
                                                                                    -------------  -------------
OPERATIONS:
Net investment income (loss)....................................................... $     607,020  $   1,413,709
Net realized gain (loss) on investments, futures and options contracts, and foreign
 currencies........................................................................      (447,229)    (3,509,602)
Net unrealized appreciation (depreciation) on investments, futures and options
 contracts, and foreign currencies.................................................    16,451,366    (11,743,957)
                                                                                    -------------  -------------
  Increase (decrease) in net assets resulting from operations......................    16,611,157    (13,839,850)
                                                                                    -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................      (600,001)      (930,002)
Net realized gain on securities....................................................             -              -
                                                                                    -------------  -------------
  Decrease in net assets resulting from distributions to shareholders..............      (600,001)      (930,002)
                                                                                    -------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold...................................................   318,412,747    378,590,730
Reinvestment of distributions......................................................       600,001        930,002
Cost of capital stock reacquired...................................................  (305,816,126)  (375,633,057)
                                                                                    -------------  -------------
  Increase (decrease) in net assets resulting from capital stock transactions......    13,196,622      3,887,675
                                                                                    -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................................    29,207,778    (10,882,177)
NET ASSETS:
Beginning of year..................................................................    90,680,264    101,562,441
                                                                                    -------------  -------------
End of year........................................................................ $ 119,888,042  $  90,680,264
                                                                                    -------------  -------------
Undistributed net investment income (loss) included in net assets at the end of the
 year.............................................................................. $     473,120  $     466,101
                                                                                    -------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold...............................................................................    53,561,837     71,854,370
Issued for distributions reinvested................................................        99,406        170,093
Reacquired.........................................................................   (51,303,797)   (70,759,366)
                                                                                    -------------  -------------
  Increase (decrease) in shares outstanding........................................     2,357,446      1,265,097
Shares outstanding:
  Beginning of year................................................................    16,491,334     15,226,237
                                                                                    -------------  -------------
  End of year......................................................................    18,848,780     16,491,334
                                                                                    -------------  -------------

                                                                                     INTERNATIONAL GOVERNMENT
                                                                                             BOND FUND
                                                                                    --------------------------
                                                                                      For the
                                                                                     Six Months
                                                                                       Ended        For the
                                                                                    November 30,   Year Ended
                                                                                        2003        May 31,
                                                                                    (Unaudited)       2003
                                                                                    ------------  ------------
OPERATIONS:
Net investment income (loss)....................................................... $  3,036,724  $  6,001,350
Net realized gain (loss) on investments, futures and options contracts, and foreign
 currencies........................................................................    7,369,196     3,650,596
Net unrealized appreciation (depreciation) on investments, futures and options
 contracts, and foreign currencies.................................................   (8,460,330)   20,363,495
                                                                                    ------------  ------------
  Increase (decrease) in net assets resulting from operations......................    1,945,590    30,015,441
                                                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................            -             -
Net realized gain on securities....................................................            -      (671,332)
                                                                                    ------------  ------------
  Decrease in net assets resulting from distributions to shareholders..............            -      (671,332)
                                                                                    ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold...................................................   38,506,625   116,561,445
Reinvestment of distributions......................................................            -       671,332
Cost of capital stock reacquired...................................................  (51,374,427)  (91,152,062)
                                                                                    ------------  ------------
  Increase (decrease) in net assets resulting from capital stock transactions......  (12,867,802)   26,080,715
                                                                                    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................................  (10,922,212)   55,424,824
NET ASSETS:
Beginning of year..................................................................  157,478,183   102,053,359
                                                                                    ------------  ------------
End of year........................................................................ $146,555,971  $157,478,183
                                                                                    ------------  ------------
Undistributed net investment income (loss) included in net assets at the end of the year.............................................................................. $  6,579,788  $  3,543,064
                                                                                    ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold...............................................................................    2,814,379     9,482,975
Issued for distributions reinvested................................................            -        55,805
Reacquired.........................................................................   (3,775,039)   (7,394,437)
                                                                                    ------------  ------------
  Increase (decrease) in shares outstanding........................................    (960,660)     2,144,343
Shares outstanding:
  Beginning of year................................................................   11,385,876     9,241,533
                                                                                    ------------  ------------
  End of year......................................................................   10,425,216    11,385,876
                                                                                    ------------  ------------

                                                                                       INTERNATIONAL GROWTH I
                                                                                                FUND
                                                                                    ---------------------------
                                                                                      For the
                                                                                     Six Months
                                                                                       Ended         For the
                                                                                    November 30,    Year Ended
                                                                                        2003         May 31,
                                                                                    (Unaudited)        2003
                                                                                    ------------  -------------
OPERATIONS:
Net investment income (loss)....................................................... $  1,135,272  $   4,337,409
Net realized gain (loss) on investments, futures and options contracts, and foreign
 currencies........................................................................   24,029,308    (71,514,334)
Net unrealized appreciation (depreciation) on investments, futures and options
 contracts, and foreign currencies.................................................   23,116,610      3,156,515
                                                                                    ------------  -------------
  Increase (decrease) in net assets resulting from operations......................   48,281,190    (64,020,410)
                                                                                    ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................   (1,450,008)    (6,113,264)
Net realized gain on securities....................................................            -              -
                                                                                    ------------  -------------
  Decrease in net assets resulting from distributions to shareholders..............   (1,450,008)    (6,113,264)
                                                                                    ------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold...................................................   83,002,622    139,848,350
Reinvestment of distributions......................................................    1,450,008      6,113,264
Cost of capital stock reacquired...................................................  (90,460,539)  (169,089,011)
                                                                                    ------------  -------------
  Increase (decrease) in net assets resulting from capital stock transactions......   (6,007,909)   (23,127,397)
                                                                                    ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............................................   40,823,273    (93,261,071)
NET ASSETS:
Beginning of year..................................................................  345,212,707    438,473,778
                                                                                    ------------  -------------
End of year........................................................................ $386,035,980  $ 345,212,707
                                                                                    ------------  -------------
Undistributed net investment income (loss) included in net assets at the end of the
 year.............................................................................. $    250,847  $     565,583
                                                                                    ------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold...............................................................................   12,736,198     23,905,095
Issued for distributions reinvested................................................      221,138      1,019,156
Reacquired.........................................................................  (13,811,075)   (28,539,692)
                                                                                    ------------  -------------
  Increase (decrease) in shares outstanding........................................     (853,739)    (3,615,441)
Shares outstanding:
  Beginning of year................................................................   56,825,356     60,440,797
                                                                                    ------------  -------------
  End of year......................................................................   55,971,617     56,825,356
                                                                                    ------------  -------------



SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

110
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                          LARGE CAP GROWTH FUND
                                                                       ---------------------------
                                                                         For the
                                                                        Six Months
                                                                          Ended         For the
                                                                       November 30,    Year Ended
                                                                           2003         May 31,
                                                                       (Unaudited)        2003
                                                                       ------------  -------------
OPERATIONS:
Net investment income (loss).......................................... $         88  $     193,043
Net realized gain (loss) on investments, futures and options
 contracts, and foreign currencies....................................    3,332,307    (94,315,183)
Net unrealized appreciation (depreciation) on investments, futures
 and options contracts, and foreign currencies........................   46,202,971     29,935,551
                                                                       ------------  -------------
 Increase (decrease) in net assets resulting from operations..........   49,535,366    (64,186,589)
                                                                       ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................            -       (253,510)
Net realized gain on securities.......................................            -              -
                                                                       ------------  -------------
 Decrease in net assets resulting from distributions to shareholders..            -       (253,510)
                                                                       ------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................   19,154,897    187,001,605
Reinvestment of distributions.........................................            -        253,510
Cost of capital stock reacquired......................................  (25,224,675)  (215,883,192)
                                                                       ------------  -------------
 Increase (decrease) in net assets resulting from capital stock
 transactions.........................................................   (6,069,778)   (28,628,077)
                                                                       ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   43,465,588    (93,068,176)
NET ASSETS:
Beginning of year.....................................................  426,061,065    519,129,241
                                                                       ------------  -------------
End of year........................................................... $469,526,653  $ 426,061,065
                                                                       ------------  -------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $      9,453  $       9,365
                                                                       ------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................    3,344,333     37,554,968
Issued for distributions reinvested...................................            -         48,824
Reacquired............................................................   (4,377,496)   (43,186,199)
                                                                       ------------  -------------
 Increase (decrease) in shares outstanding............................   (1,033,163)    (5,582,407)
Shares outstanding:
 Beginning of year....................................................   78,169,795     83,752,202
                                                                       ------------  -------------
 End of year..........................................................   77,136,632     78,169,795
                                                                       ------------  -------------

                                                                             MID CAP INDEX FUND
                                                                       ------------------------------
                                                                          For the
                                                                         Six Months
                                                                           Ended          For the
                                                                        November 30,     Year Ended
                                                                            2003          May 31,
                                                                        (Unaudited)         2003
                                                                       --------------  --------------
OPERATIONS:
Net investment income (loss).......................................... $    4,727,904  $    7,425,442
Net realized gain (loss) on investments, futures and options
 contracts, and foreign currencies....................................      9,713,185       1,462,614
Net unrealized appreciation (depreciation) on investments, futures
 and options contracts, and foreign currencies........................    211,732,250    (114,914,632)
                                                                       --------------  --------------
 Increase (decrease) in net assets resulting from operations..........    226,173,339    (106,026,576)
                                                                       --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................     (4,403,009)     (6,863,215)
Net realized gain on securities.......................................              -     (33,800,632)
                                                                       --------------  --------------
 Decrease in net assets resulting from distributions to shareholders..     (4,403,009)    (40,663,847)
                                                                       --------------  --------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................    135,178,868     307,316,826
Reinvestment of distributions.........................................      4,403,009      40,663,847
Cost of capital stock reacquired......................................    (46,257,236)   (260,004,659)
                                                                       --------------  --------------
 Increase (decrease) in net assets resulting from capital stock
 transactions.........................................................     93,324,641      87,976,014
                                                                       --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................    315,094,971     (58,714,409)
NET ASSETS:
Beginning of year.....................................................  1,095,293,663   1,154,008,072
                                                                       --------------  --------------
End of year........................................................... $1,410,388,634  $1,095,293,663
                                                                       --------------  --------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $      934,747  $      609,852
                                                                       --------------  --------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................      7,931,053      21,747,431
Issued for distributions reinvested...................................        248,264       2,830,456
Reacquired............................................................     (2,745,975)    (18,529,208)
                                                                       --------------  --------------
 Increase (decrease) in shares outstanding............................      5,433,342       6,048,679
Shares outstanding:
 Beginning of year....................................................     70,134,872      64,086,193
                                                                       --------------  --------------
 End of year..........................................................     75,568,214      70,134,872
                                                                       --------------  --------------

                                                                            MONEY MARKET I FUND       NASDAQ-100(R) INDEX FUND
                                                                       ----------------------------  --------------------------
                                                                          For the                      For the
                                                                         Six Months                   Six Months
                                                                           Ended         For the        Ended        For the
                                                                        November 30,    Year Ended   November 30,   Year Ended
                                                                            2003         May 31,         2003        May 31,
                                                                        (Unaudited)        2003      (Unaudited)       2003
                                                                       -------------  -------------  ------------  ------------
OPERATIONS:
Net investment income (loss).......................................... $   1,337,447  $   5,980,834  $    (80,623) $   (144,354)
Net realized gain (loss) on investments, futures and options
 contracts, and foreign currencies....................................             -          6,557     1,307,194    (4,539,233)
Net unrealized appreciation (depreciation) on investments, futures
 and options contracts, and foreign currencies........................             -              -    10,385,592     7,235,237
                                                                       -------------  -------------  ------------  ------------
 Increase (decrease) in net assets resulting from operations..........     1,337,447      5,987,391    11,612,163     2,551,650
                                                                       -------------  -------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................    (1,337,447)    (5,980,834)            -             -
Net realized gain on securities.......................................             -         (6,557)            -             -
                                                                       -------------  -------------  ------------  ------------
 Decrease in net assets resulting from distributions to shareholders..    (1,337,447)    (5,987,391)            -             -
                                                                       -------------  -------------  ------------  ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold......................................   510,142,519    777,753,185    55,037,941    63,494,848
Reinvestment of distributions.........................................     1,337,447      5,987,391             -             -
Cost of capital stock reacquired......................................  (553,667,867)  (993,429,130)  (26,024,651)  (40,188,959)
                                                                       -------------  -------------  ------------  ------------
 Increase (decrease) in net assets resulting from capital stock
 transactions.........................................................   (42,187,901)  (209,688,554)   29,013,290    23,305,889
                                                                       -------------  -------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................   (42,187,901)  (209,688,554)   40,625,453    25,857,539
NET ASSETS:
Beginning of year.....................................................   524,446,249    734,134,803    52,306,100    26,448,561
                                                                       -------------  -------------  ------------  ------------
End of year........................................................... $ 482,258,348  $ 524,446,249  $ 92,931,553  $ 52,306,100
                                                                       -------------  -------------  ------------  ------------
Undistributed net investment income (loss) included in net assets at
 the end of the year.................................................. $           -  $       1,257  $    (79,517) $      1,106
                                                                       -------------  -------------  ------------  ------------
SHARES ISSUED AND REACQUIRED:
Sold..................................................................   510,142,519    777,753,185    14,820,841    21,739,423
Issued for distributions reinvested...................................     1,337,447      5,987,391             -             -
Reacquired............................................................  (553,667,867)  (993,429,130)   (7,120,492)  (13,955,096)
                                                                       -------------  -------------  ------------  ------------
 Increase (decrease) in shares outstanding............................   (42,187,901)  (209,688,554)    7,700,349     7,784,327
Shares outstanding:
 Beginning of year....................................................   524,446,249    734,134,803    15,570,072     7,785,745
                                                                       -------------  -------------  ------------  ------------
 End of year..........................................................   482,258,348    524,446,249    23,270,421    15,570,072
                                                                       -------------  -------------  ------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            111
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                   SCIENCE & TECHNOLOGY
                                                                           FUND                      SMALL CAP FUND
                                                              ------------------------------  ---------------------------
                                                                 For the                        For the
                                                                Six Months                     Six Months
                                                                  Ended          For the         Ended         For the
                                                               November 30,     Year Ended    November 30,    Year Ended
                                                                   2003          May 31,          2003         May 31,
                                                               (Unaudited)         2003       (Unaudited)        2003
                                                              --------------  --------------  ------------  -------------
OPERATIONS:
Net investment income (loss)................................. $   (3,959,109) $   (6,377,738) $ (1,096,643) $  (1,460,935)
Net realized gain (loss) on investments, futures and
 options contracts, and foreign currencies...................     (9,933,138)   (403,027,801)   33,828,513    (91,290,620)
Net unrealized appreciation (depreciation) on investments,
 futures and options contracts, and foreign currencies.......    258,412,731     351,673,816    85,149,700      8,384,565
                                                              --------------  --------------  ------------  -------------
 Increase (decrease) in net assets resulting from operations.    244,520,484     (57,731,723)  117,881,570    (84,366,990)
                                                              --------------  --------------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................              -               -             -              -
Net realized gain on securities..............................              -               -             -              -
                                                              --------------  --------------  ------------  -------------
 Decrease in net assets resulting from distributions to
 shareholders................................................              -               -             -              -
                                                              --------------  --------------  ------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.............................     98,914,043     428,987,049    22,443,861     90,175,186
Reinvestment of distributions................................              -               -             -              -
Cost of capital stock reacquired.............................    (68,324,784)   (425,812,281)  (31,370,123)  (126,983,410)
                                                              --------------  --------------  ------------  -------------
 Increase (decrease) in net assets resulting from capital
   stock transactions........................................     30,589,259       3,174,768    (8,926,262)   (36,808,224)
                                                              --------------  --------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    275,109,743     (54,556,955)  108,955,308   (121,175,214)
NET ASSETS:
Beginning of year............................................  1,180,380,498   1,234,937,453   535,869,743    657,044,957
                                                              --------------  --------------  ------------  -------------
End of year.................................................. $1,455,490,241  $1,180,380,498  $644,825,051  $ 535,869,743
                                                              --------------  --------------  ------------  -------------
Undistributed net investment income (loss) included in net
 assets at the end of the year............................... $   (3,883,429) $       75,680  $ (1,022,432) $      74,211
                                                              --------------  --------------  ------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold.........................................................      9,904,112      55,377,053     2,653,065     12,941,491
Issued for distributions reinvested..........................              -               -             -              -
Reacquired...................................................     (6,861,636)    (55,379,511)   (3,717,314)   (18,171,492)
                                                              --------------  --------------  ------------  -------------
 Increase (decrease) in shares outstanding...................      3,042,476          (2,458)   (1,064,249)    (5,230,001)
Shares outstanding:
 Beginning of year...........................................    129,123,173     129,125,631    69,894,961     75,124,962
                                                              --------------  --------------  ------------  -------------
 End of year.................................................    132,165,649     129,123,173    68,830,712     69,894,961
                                                              --------------  --------------  ------------  -------------

                                                                                                SOCIAL AWARENESS
                                                                 SMALL CAP INDEX FUND                 FUND
                                                              --------------------------  ---------------------------
                                                                For the                     For the
                                                               Six Months                  Six Months
                                                                 Ended        For the        Ended         For the
                                                              November 30,   Year Ended   November 30,    Year Ended
                                                                  2003        May 31,         2003         May 31,
                                                              (Unaudited)       2003      (Unaudited)        2003
                                                              ------------  ------------  ------------  -------------
OPERATIONS:
Net investment income (loss)................................. $  1,299,536  $  1,995,387  $  1,853,181  $   3,473,097
Net realized gain (loss) on investments, futures and
 options contracts, and foreign currencies...................   10,047,568   (14,685,563)   11,046,309    (67,593,860)
Net unrealized appreciation (depreciation) on investments,
 futures and options contracts, and foreign currencies.......   59,485,085    (5,898,937)   22,794,598     28,466,593
                                                              ------------  ------------  ------------  -------------
 Increase (decrease) in net assets resulting from operations.   70,832,189   (18,589,113)   35,694,088    (35,654,170)
                                                              ------------  ------------  ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................   (1,046,000)   (1,695,206)   (1,804,003)    (3,400,608)
Net realized gain on securities..............................            -             -             -     (7,443,700)
                                                              ------------  ------------  ------------  -------------
 Decrease in net assets resulting from distributions to
 shareholders................................................   (1,046,000)   (1,695,206)   (1,804,003)   (10,844,308)
                                                              ------------  ------------  ------------  -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.............................   96,216,698   104,101,327    15,688,363    102,753,710
Reinvestment of distributions................................    1,046,000     1,695,206     1,804,003     10,844,308
Cost of capital stock reacquired.............................  (33,018,684)  (77,540,641)  (18,148,556)  (131,597,402)
                                                              ------------  ------------  ------------  -------------
 Increase (decrease) in net assets resulting from capital
   stock transactions........................................   64,244,014    28,255,892      (656,190)   (17,999,384)
                                                              ------------  ------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................  134,030,203     7,971,573    33,233,895    (64,497,862)
NET ASSETS:
Beginning of year............................................  265,017,828   257,046,255   349,609,900    414,107,762
                                                              ------------  ------------  ------------  -------------
End of year.................................................. $399,048,031  $265,017,828  $382,843,795  $ 349,609,900
                                                              ------------  ------------  ------------  -------------
Undistributed net investment income (loss) included in net
 assets at the end of the year............................... $    567,461  $    313,925  $    129,509  $      80,331
                                                              ------------  ------------  ------------  -------------
SHARES ISSUED AND REACQUIRED:
Sold.........................................................    7,884,279    11,034,579       945,384      7,228,949
Issued for distributions reinvested..........................       81,822       178,004       107,485        744,454
Reacquired...................................................   (2,721,097)   (8,274,642)   (1,090,408)    (9,197,076)
                                                              ------------  ------------  ------------  -------------
 Increase (decrease) in shares outstanding...................    5,245,004     2,937,941       (37,539)    (1,223,673)
Shares outstanding:
 Beginning of year...........................................   24,411,231    21,473,290    22,220,544     23,444,217
                                                              ------------  ------------  ------------  -------------
 End of year.................................................   29,656,235    24,411,231    22,183,005     22,220,544
                                                              ------------  ------------  ------------  -------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

112
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                 STOCK INDEX FUND                VALUE FUND
                                         -------------------------------  ------------------------
                                            For the                         For the
                                           Six Months                      Six Months
                                             Ended           For the         Ended       For the
                                          November 30,      Year Ended    November 30,  Year Ended
                                              2003           May 31,          2003       May 31,
                                          (Unaudited)          2003       (Unaudited)      2003
                                         --------------  ---------------  ------------ -----------
OPERATIONS:
Net investment income (loss)............ $   26,904,974  $    46,711,201  $    60,275  $    90,599
Net realized gain (loss) on
investments, futures and options
contracts, and foreign currencies.......     11,352,860       19,922,920      (49,390)  (1,211,085)
Net unrealized appreciation
(depreciation) on investments, futures
and options contracts, and foreign
currencies..............................    346,884,166     (425,405,703)   1,067,001      133,082
                                         --------------  ---------------  -----------  -----------
 Increase (decrease) in net assets
 resulting from operations..............    385,142,000     (358,771,582)   1,077,886     (987,404)
                                         --------------  ---------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................    (26,543,013)     (46,092,003)     (30,001)     (74,702)
Net realized gain on securities.........              -      (84,411,750)           -      (35,050)
                                         --------------  ---------------  -----------  -----------
 Decrease in net assets resulting from
 distributions to shareholders..........    (26,543,013)    (130,503,753)     (30,001)    (109,752)
                                         --------------  ---------------  -----------  -----------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold........    214,452,775      994,359,859    2,817,802    4,371,190
Reinvestment of distributions...........     26,543,013      130,499,264       30,001      109,752
Cost of capital stock reacquired........   (181,119,186)  (1,099,501,154)  (2,108,458)  (3,104,687)
                                         --------------  ---------------  -----------  -----------
 Increase (decrease) in net assets
 resulting from capital stock
 transactions...........................     59,876,602       25,357,969      739,345    1,376,255
                                         --------------  ---------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.    418,475,589    (463,917,366)    1,787,230      279,099
NET ASSETS:
Beginning of year.......................  3,627,136,893    4,091,054,259   11,134,249   10,855,150
                                         --------------  ---------------  -----------  -----------
End of year............................. $4,045,612,482  $ 3,627,136,893  $12,921,479  $11,134,249
                                         --------------  ---------------  -----------  -----------
Undistributed net investment income
included in net assets at the end of
the year................................ $    1,380,387  $     1,018,426  $    46,171  $    15,897
                                         --------------  ---------------  -----------  -----------
SHARES ISSUED AND REACQUIRED:
Sold....................................      7,667,973       40,847,713      312,845      547,357
Issued for distributions reinvested.....        936,965        5,243,133        3,202       13,915
Reacquired..............................     (6,497,779)     (45,160,376)    (233,654)    (390,524)
                                         --------------  ---------------  -----------  -----------
 Increase in shares outstanding.........      2,107,159          930,470       82,393      170,748
Shares outstanding:
 Beginning of year......................    136,800,152      135,869,682    1,291,277    1,120,529
                                         --------------  ---------------  -----------  -----------
 End of year............................    138,907,311      136,800,152    1,373,670    1,291,277
                                         --------------  ---------------  -----------  -----------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                            113
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)


Note 1 -- Organization

 VALIC Company I (the "Series" or "VC I") was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company ("VALIC"). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Series is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Series consists of 22 separate mutual funds (the "Funds"), each of which issues its own separate class of capital shares:

Asset Allocation Fund                     International Growth I Fund
Blue Chip Growth Fund                     Large Cap Growth Fund
Capital Conservation Fund                 Mid Cap Index Fund
Core Equity Fund                          Money Market I Fund
Government Securities Fund                Nasdaq-100(R) Index Fund
Growth & Income Fund                      Science & Technology Fund
Growth Fund (formerly Opportunities Fund) Small Cap Fund
Health Sciences Fund                      Small Cap Index Fund
Income & Growth Fund                      Social Awareness Fund
International Equities Fund               Stock Index Fund
International Government Bond Fund        Value Fund
 Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100(R) Index Fund and Health Sciences Fund, which are non-diversified as defined by the 1940 Act.

 Indemnifications. Under the Series organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Series. In addition, in the normal course of business the Series enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Series that have not yet occurred. However, the Series expects the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

A. Investment Valuation

 Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued as of the close of such exchange. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly traded corporate bonds are valued at prices obtained from third party pricing services.
 Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market I Fund are valued by the amortized cost method which approximates fair market value. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such securities are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

B. Options, Futures, and Forward Currency Contracts

 Call and Put Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If a fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option by the holder.
 Purchased options are recorded as investments. If a purchased option expires, a fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If a fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.
 Futures Contracts. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was

--------------------------------------------------------------------------------

114
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. Securities in the Funds which serve as collateral for open futures contracts are indicated in the Schedule of Investments.
 Forward Currency Contracts. Certain funds may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward currency contracts are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.
 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of a fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

C. Repurchase Agreements

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
 At November 30, 2003, the Money Market I Fund held a 13.33% undivided interest, representing $20,000,000 in principal amount in a joint repurchase agreement with United Bank of Switzerland, which is dated November 28, 2003, bears interest at a rate of 1.02% per annum, has a principal amount of $150,000,000, a repurchase price of $150,012,750, and matures December 1, 2003. The repurchase agreement is collateralized by the following:

                            Interest Maturity  Principal      Market
        Type of collateral    Rate     Date     Amount        Value
        ---------------------------------------------------------------
        U.S. Treasury Bonds   3.38%  4/15/32  $  1,774,000 $  2,246,435
        U.S. Treasury Notes   1.88%  7/15/13   150,000,000  150,433,069

 As of November 30, 2003, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

                                      Percentage Principal
                     Fund             Ownership   Amount
                     --------------------------------------
                     Growth & Income.    1.30%   $1,810,000
                     Large Cap Growth    1.79%    2,492,000
                     Money Market I..    1.83%    2,546,000

 As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

 State Street Bank & Trust Co., dated November 28, 2003, bearing interest at a rate of 0.97% per annum, with a principal amount of $139,423,000, a repurchase price of $139,434,270, and maturity date of December 1, 2003. The repurchase agreement is collateralized by the following:

                            Interest Maturity  Principal
        Type of collateral    Rate     Date     Amount     Market Value
        ---------------------------------------------------------------
        U.S. Treasury Bills   0.85%  1/22/04  $101,560,000 $101,433,050
        U.S. Treasury Notes   1.88%  9/30/04    20,250,000   20,401,875
        U.S. Treasury Notes   5.00%  2/15/11    18,850,000   20,405,125

D. Mortgage-Backed Dollar Rolls

 During the period ended November 30, 2003, the Asset Allocation Fund and Capital Conservation Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Asset Allocation Fund and Capital Conservation Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities.
 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

 The accounting records of each fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at the date of valuation.
 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

--------------------------------------------------------------------------------

                                                                            115
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



F. Securities Lending

 To realize additional income, a fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable fund's Schedule of Investments. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

G. Investment Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Securities transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income on investments is accrued daily. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.
 Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly, except for the Money Market I Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.
 Investment income and capital gains and losses are recognized in accordance with GAAP ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses, mortgage-backed securities and foreign currency transactions.
 At the end of the fiscal year, offsetting adjustments to undistributed net investment income, paid in capital and accumulated net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current fiscal year. Net assets are not affected by these adjustments.
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

 VALIC receives from the Series a monthly fee based on each fund's average daily net asset value at the following annual rates.

    Stock Index Fund                   0.35% on the first $500 million;
    Mid Cap Index Fund                 0.25% on the assets over $500 million
    Small Cap Index Fund
    International Equities Fund
                          --------------------------------------------------
    Core Equity Fund                   0.80%
    Blue Chip Growth Fund
                          --------------------------------------------------
    Growth & Income Fund               0.75%
    --------------------------------------------------
    Science & Technology Fund          0.90%
    Small Cap Fund
    --------------------------------------------------
    Health Sciences Fund               1.00%
    International Growth I Fund
    --------------------------------------------------
    Large Cap Growth Fund              0.95%
    --------------------------------------------------
    Social Awareness Fund              0.50%
    Asset Allocation Fund
    Capital Conservation Fund
    Government Securities Fund
    International Government Bond Fund
    Money Market I Fund
    --------------------------------------------------
    Growth Fund                        0.95%
    --------------------------------------------------
    Nasdaq-100(R) Index Fund           0.40%
    --------------------------------------------------
    Income & Growth Fund               0.77%
    --------------------------------------------------
    Value Fund                         0.78%

--------------------------------------------------------------------------------

116
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



 VALIC agreed to waive a portion of its management fee or to reimburse certain expenses of the funds listed below through September 30, 2004. Effective October 1, 2003, VALIC ceased waiving a portion of its management fee or certain expenses for the Science & Technology Fund. Prior to October 1, 2003, the maximum expense limitation for the Science & Technology Fund was 1.00%. The table below reflects total annual operating expenses by fund, as limited by the adviser, shown as a percentage of average net assets.

                                               Maximum
                                               Expenses
                       Fund                   Limitation
                       ---------------------------------
                       Core Equity...........    0.85%
                       Growth & Income.......    0.85%
                       Income & Growth.......    0.83%
                       International Growth I    1.06%
                       Large Cap Growth......    1.06%
                       Money Market I........    0.60%
                       Small Cap.............    0.95%

 VALIC has entered into sub-advisory agreements with the following:
     AIG Global Investment Corp.--sub-adviser for the Asset Allocation Fund,
        Capital Conservation Fund, Government Securities Fund, International Equities Fund, International Government Bond Fund, Mid Cap Index Fund, Nasdaq-100(R) Index Fund, Small Cap Index Fund, Social Awareness Fund and Stock Index Fund.
     AIG SunAmerica Asset Management Corp.--sub-adviser for the Growth & Income
        Fund, Large Cap Growth Fund and Money Market I Fund.
     American Century Investment Management, Inc.--sub-adviser for the Income &
        Growth Fund and International Growth I Fund.
     Founders Asset Management LLC--co-sub-adviser for approximately 50% of the
        Small Cap Fund.
     Putnam Investment Management LLC--sub-adviser for the Growth Fund and Value Fund.
     T. Rowe Price Associates, Inc.--sub-adviser for the Blue Chip Growth Fund, Health Sciences Fund, Science & Technology Fund and for approximately 50% of the Small Cap Fund.
     WM Advisors, Inc.--sub-adviser for approximately 50% of the Core Equity
        Fund.
     Wellington Management Company, LLP--co-sub-adviser for approximately 50% of the Core Equity Fund.

The sub-advisers are compensated for their services by VALIC.

 Effective October 1, 2001, the Series entered into an Administrative Services Agreement with AIG SunAmerica Asset Management Corp. ("SAAMCo"). SAAMCo receives from each fund an annual fee of 0.07% based on the average daily net assets of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC I. During the period ended November 30, 2003, the Series accrued $3,801,130 for accounting and administrative services.

 Effective October 17, 2000, VC I entered into an amended Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2003, the Series incurred $48,421 in transfer agency and shareholder services fees.

 On January 23, 2001, the Board of Directors approved a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors.

 The Series provides a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC I is responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each director's years of service. As of November 30, 2003, VC I had a retirement plan liability to its independent directors totaling $1,416,140 which is included as a separate line of the Statement of Assets and Liabilities. During the period ending November 30, 2003, a total of $27,923 was paid to retired directors.

 At November 30, 2003, VALIC, AIG Annuity Insurance Company ("AIGAIC"), and American General Life Insurance Company ("AGL"), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

            Fund                                VALIC  AIGAIC  AGL
            ---------------------------------- ------  ------ -----
            Asset Allocation Fund.............  99.95%     *      *
            Blue Chip Growth Fund............. 100.00%     *      *
            Capital Conservation Fund......... 100.00%     *      *
            Core Equity Fund.................. 100.00%     *      *
            Government Securities Fund........  87.93% 12.07%     *
            Growth & Income Fund..............  93.26%  6.74%     *
            Growth Fund.......................  89.43% 10.57%     *
            Health Sciences Fund.............. 100.00%     *      *
            Income & Growth Fund.............. 100.00%     *      *
            International Equities Fund.......  94.63%     *      *
            International Government Bond Fund 100.00%     *      *
            International Growth I Fund....... 100.00%     *      *
            Large Cap Growth Fund............. 100.00%     *      *
            Mid Cap Index Fund................  97.67%     *      *
            Money Market I Fund...............  79.76%     *  18.92%
            Nasdaq-100(R) Fund................  96.03%     *      *
            Science & Technology Fund.........  99.75%     *      *
            Small Cap Fund.................... 100.00%     *      *
            Small Cap Index Fund..............  98.94%     *      *
            Social Awareness Fund............. 100.00%     *      *
            Stock Index Fund..................  93.72%     *      *
            Value Fund........................ 100.00%     *      *

--------
*  Less than 5% ownership.

--------------------------------------------------------------------------------

                                                                            117
           NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



 As disclosed in the schedule of investments, certain funds own common stock issued by AIG or an affiliate thereof. During the period ended November 30, 2003, the following funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                             Market Value
Fund                          Security               Income   at 5/31/03  Purchases  Sales
---------------- ---------------------------------- -------- ------------ --------- -------
Asset Allocation American International Group, Inc. $  2,827 $ 1,459,734  $  1,732  $     -
Blue Chip
Growth.......... American International Group, Inc.      336     173,640         -        -
Core Equity..... American International Group, Inc.   13,303   6,874,697         -        -
Growth &
Income.......... American International Group, Inc.    3,388   1,750,870         -        -
Small Cap
Index........... 21st Century Insurance Group            350           -   132,272        -
Social
Awareness....... American International Group, Inc.    4,722   2,440,221         -        -
Stock Index..... American International Group, Inc.  118,346  61,092,340   766,278   30,176

                                                     Realized   Unrealized  Market Value
Fund                          Security              Gain/(Loss) Gain/(Loss) at 11/30/03
---------------- ---------------------------------- ----------- ----------- ------------
Asset Allocation American International Group, Inc.   $     -     $ 1,771   $ 1,463,237
Blue Chip Growth American International Group, Inc.         -         210       173,850
Core Equity..... American International Group, Inc.         -       8,314     6,883,011
Growth & Income. American International Group, Inc.         -       2,118     1,752,988
Small Cap Index. 21st Century Insurance Group               -      (2,716)      129,556
Social Awareness American International Group, Inc.         -       2,951     2,443,172
Stock Index..... American International Group, Inc.    25,069      25,499    61,879,010

 During the period, the following funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-adviser:

                                   Income & Growth International Growth I
                                   --------------- ----------------------
      J.P. Morgan Securities, Inc.       $10              $38,529

Note 4 -- Investment Activity

 During the period ended November 30, 2003, the cost of purchases and proceeds from sales of securities, excluding short term securities and government securities, were as follows:

                                           Cost of     Proceeds from
                                          Securities  Securities Sold
           Fund                           Purchased     or Matured
           ----------------------------- ------------ ---------------
           Asset Allocation............. $ 34,337,661  $ 33,831,845
           Blue Chip Growth.............   12,274,498     3,942,895
           Capital Conservation.........   39,548,584    37,948,189
           Core Equity..................   75,547,992    99,726,576
           Government Securities........    6,920,161    13,523,476
           Growth & Income..............  139,997,146   140,193,876
           Growth.......................    2,676,062     2,364,149
           Health Sciences..............   42,108,607    19,041,540
           Income & Growth..............   75,536,201    75,175,227
           International Equities.......   14,325,441     7,363,729
           International Government Bond   67,295,127    75,018,393
           International Growth I.......  301,717,105   305,230,485
           Large Cap Growth.............  290,053,173   310,440,115
           Mid Cap Index................  143,457,882    49,865,385
           Nasdaq-100 Index.............   16,705,799        64,812
           Science & Technology.........  353,544,684   279,593,353
           Small Cap....................  205,082,972   191,939,151
           Small Cap Index..............   99,943,764    48,335,917
           Social Awareness.............  164,477,845   184,510,275
           Stock Index..................   75,623,300    23,568,222
           Value........................    3,066,702     2,429,127

 The cost of purchases and proceeds from sales of U.S. government and government agency obligations were:

                                           Cost of     Proceeds from
                                          Securities  Securities Sold
           Fund                           Purchased     or Matured
           ----------------------------- ------------ ---------------
           Asset Allocation............. $ 25,851,844  $ 21,169,815
           Capital Conservation.........   41,502,700    36,308,670
           Government Securities........  138,622,786   141,476,027
           International Government Bond   22,486,613    23,836,360

--------------------------------------------------------------------------------

118
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


  Transactions in call and put options written during the period ended November 30, 2003 for the Health Sciences Fund are summarized as follows:

                                         Written Options
                                      ---------------------
                                      Number of   Premiums
                                      Contracts   Received
                                      --------- -----------
                   Beginning of year.   3,030   $   803,937
                   Written...........  12,443     3,109,497
                   Closed............  (9,440)   (2,283,307)
                   Exercised.........      (8)       (1,576)
                   Expired...........  (1,110)     (192,621)
                                      --------- -----------
                   End of year.......   4,915   $ 1,435,930
                                      --------- -----------

  Open call option contracts written at November 30, 2003 for the Health Sciences Fund were as follows:

                                                                Market Value
                                                                     at        Unrealized
                             Contract Strike Number of Premiums November 30,  Appreciation
Issue                         Month   Price  Contracts Received     2003     (Depreciation)
---------------------------- -------- ------ --------- -------- ------------ --------------
Alcon, Inc..................  May-04  $  60      65    $10,353    $20,150       $ (9,797)
Allergan, Inc...............  Apr-04     85      27      3,853      3,105            748
Amgen, Inc..................  Jan-04     65      55      5,610      2,200          3,410
Amylin Pharmaceuticals, Inc.  Apr-04     30     171     32,425     29,070          3,355
Amylin Pharmaceuticals, Inc.  Jul-04     30      28      6,392      7,140           (748)
Biogen, Inc.................  Apr-04     40      81     11,096     19,845         (8,749)
Boston Scientific Corp......  Dec-03   37.5     166      8,881      6,640          2,241
Cardinal Health, Inc........  Mar-04     65     113     13,785     19,775         (5,990)
Cephalon, Inc...............  Dec-03     50      55      7,539      3,300          4,239
CV Therapeutics, Inc........  Apr-04   27.5     113     32,285     14,690         17,595
CV Therapeutics, Inc........  Apr-04     20      56     23,834     17,360          6,474
Eli Lilly & Co..............  Jan-04     70      54     11,802     21,060         (9,258)
Eli Lilly & Co..............  Jan-04     75      56      7,952      2,800          5,152
Genentech, Inc..............  Dec-03     90      56      5,233      2,800          2,433
Gilead Sciences, Inc........  Jan-04     60     109      9,662     26,705        (17,043)
Gilead Sciences, Inc........  Feb-04     60     273     37,847     92,820        (54,973)
Gilead Sciences, Inc........  Dec-03     60      42      4,303      4,620           (317)
ICN Pharmaceuticals, Inc....  Dec-03     25      81      6,958      4,860          2,098
ImClone Systems, Inc........  Jan-04     50      83     10,611     10,375            236
MedImmune, Inc..............  Jun-04   32.5      81     14,470      4,860          9,610
MedImmune, Inc..............  Jun-04     30     200     52,072     19,000         33,072
MedImmune, Inc..............  Mar-04     30      70     11,339      3,500          7,839
MedImmune, Inc..............  Jun-04   27.5      78     13,415     11,700          1,715
MedImmune, Inc..............  Mar-04   27.5      57      6,384      5,130          1,254
MGI Pharma, Inc.............  Jan-04     40      45      9,318      8,550            768
Neurocrine Biosciences, Inc.  Feb-04     55      53      5,936     11,395         (5,459)
Neurocrine Biosciences, Inc.  May-04     60      83     13,736     17,015         (3,279)
Omnicare, Inc...............  Mar-04     40      56      7,440     15,120         (7,680)
Pfizer, Inc.................  Jun-04   37.5     165     16,004     1,2375          3,629
St. Jude Medical, Inc.......  Jan-04     60      54     11,501     25,920        (14,419)

                                                                Market Value
                                                                     at        Unrealized
                             Contract Strike Number of Premiums November 30,  Appreciation
Issue                         Month   Price  Contracts Received     2003     (Depreciation)
---------------------------- -------- ------ --------- -------- ------------ --------------
St. Jude Medical, Inc.......  Apr-04   $60        29   $ 11,802   $ 18,560      $ (6,758)
Trimeris, Inc...............  Apr-04    35        33     15,742      1,155        14,587
Trimeris, Inc...............  Apr-04    30       306     56,193     26,010        30,183
Trimeris, Inc...............  Jan-04    30        35      5,528        875         4,653
Universal Health Services,
 Inc........................  Apr-04    50        55     15,409     33,000       (17,591)
Vertex Pharmaceuticals, Inc.  Apr-04    10        59      4,446      5,015          (569)
Wyeth.......................  Apr-04    45       197     28,565     17,730        10,835
Wyeth.......................  Dec-03    40        55      4,592      5,500          (908)
                             -------- ------ --------- -------- ------------ --------------
                                               3,395   $554,313   $551,725      $  2,588
                             -------- ------ --------- -------- ------------ --------------

  Open put option contracts written at November 30, 2003 for the Health Sciences Fund were as follows:

                                                                 Market Value
                                                                      at        Unrealized
                              Contract Strike Number of Premiums November 30,  Appreciation
Issue                          Month   Price  Contracts Received     2003     (Depreciation)
----------------------------- -------- ------ --------- -------- ------------ --------------
Accredo Health, Inc..........  Jan-04  $  25     40     $15,290    $ 1,200       $ 14,090
Adolar Corp..................  Apr-04   17.5     53      18,242      6,890         11,352
Amgen, Inc...................  Apr-04     65     44      28,397     38,720        (10,323)
Angiotech Pharmaceuticals,
 Inc.........................  Mar-04     50     11       6,127      6,050             77
Anthem, Inc..................  Dec-03     75     20      10,834      6,600          4,234
Anthem, Inc..................  Mar-04     75     43      26,390     22,360          4,030
Anthem, Inc..................  Dec-03     80     22      17,323     17,600           (277)
Barr Laboratories, Inc.......  May-04     75     27      25,298      9,450         15,848
Caremark Rx, Inc.............  Jun-04     25     27       6,137      5,130          1,007
Cephalon, Inc................  Jan-04     40     24      13,203      1,560         11,643
Cephalon, Inc................  Jan-04     45     26      12,401      4,680          7,721
Chiron Corp..................  Jan-04     50     26      15,781      2,730         13,051
Chiron Corp..................  Apr-04     50     51      27,386     13,515         13,871
CR Bard, Inc.................  Apr-04     70     26      13,797      4,940          8,857
CR Bard, Inc.................  Apr-04     75     26      21,320      9,360         11,960
Eli Lilly & Co...............  Apr-04     60     26      11,362      4,420          6,942
Esperion Therapeutics........  Apr-04   22.5     22       8,753      7,700          1,053
Fisher Scientific Group, Inc.  Dec-03     40     25      11,456      2,125          9,331
Genentech, Inc...............  Dec-03     90     26      23,150     16,120          7,030
Genentech, Inc...............  Jan-04     95     32      37,450     36,480            970
Gilead Sciences, Inc.........  Feb-04     50     11       3,940      1,265          2,675
Guidant Corp.................  Apr-04     55     40      34,458     11,600         22,858
HCA, Inc.....................  Jan-04     40     26      12,661      1,820         10,841
IDEC Pharmaceuticals Corp....  Apr-04     35      8       3,176      1,360          1,816
ImClone Systems, Inc.........  Feb-04     40     39      30,972     23,790          7,182
ImClone Systems, Inc.........  Feb-04     45     55      60,889     51,150          9,739

--------------------------------------------------------------------------------

                                                                            119
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


                                                                                    Unrealized
                             Contract Strike Number of Premiums  Market Value at   Appreciation
Issue                         Month   Price  Contracts Received November 30, 2003 (Depreciation)
---------------------------- -------- ------ --------- -------- ----------------- --------------
ImClone Systems, Inc........  May-04  $  45       27   $ 37,987     $ 31,320         $  6,667
Intermune, Inc..............  Apr-04     20       26     10,502        5,460            5,042
Intermune, Inc..............  Apr-04     25       26     16,732       13,520            3,212
Invitrogen Corp.............  Feb-04     50       24     15,047        1,800           13,247
Laboratory Corp. of
 America....................  May-04     35       14      4,663        2,940            1,723
Martek Biosciences Corp.....  Jun-04     60       55     50,542       37,400           13,142
Medtronic, Inc..............  May-04     45       28      6,530        7,140             (610)
Merck, Inc..................  Jan-04     55       11      8,837       16,280           (7,443)
Merck, Inc..................  Jan-04     60       28     14,835       43,400          (28,565)
Merck, Inc..................  Jan-04     65       31     26,566       76,880          (50,314)
Merck, Inc..................  Jan-04     60       11     11,186       21,890          (10,704)
MGI Pharma, Inc.............  Jan-04     45       27     15,178       20,790           (5,612)
Molecular Devices Corp......  Jan-04   22.5       53     20,580       16,430            4,150
OSI Pharmaceuticals, Inc....  Jan-04     25       28      6,496        2,380            4,116
Pfizer, Inc.................  Mar-04   32.5       56     16,631        6,720            9,911
Pfizer, Inc.................  Jun-04   32.5      108     36,394       18,900           17,494
Protein Design Laboratories,
 Inc........................  Feb-04   12.5       54     16,307        6,750            9,557
Quest Diagnostics, Inc......  May-04     80       16     14,923       14,880               43
Stryker Corp................  Jan-04     75       25     17,174        1,750           15,424
Universal Health Services,
 Inc........................  Jul-04     55       31     14,979       15,810             (831)
Wyeth.......................  Apr-04     40       28      7,587        8,960           (1,373)
Wyeth.......................  Apr-04     35       14      2,688        1,820              868
Zimmer Holdings, Inc........  Mar-04     60       23     13,060        3,220            9,840
                             -------- ------ --------- -------- ----------------- --------------
                                               1,520   $881,617     $685,055         $196,562
                             -------- ------ --------- -------- ----------------- --------------

Note 5 -- Federal Income Taxes

  The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at May 31, 2003.

  The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2003.

                         Identified Cost     Gross         Gross     Net Unrealized
                         of Investments    Unrealized    Unrealized   Appreciation
Fund                          Owned       Appreciation  Depreciation (Depreciation)
------------------------ --------------- -------------- ------------ --------------
Asset Allocation........ $  163,820,976  $   22,510,978 $  7,001,923 $   15,509,055
Blue Chip Growth........     32,764,786       3,978,620    1,769,072      2,209,548
Capital Conservation....     91,627,226         816,501      715,563        100,938
Core Equity.............    618,423,964      50,696,474   76,286,694    (25,590,220)
Government Securities...    163,308,100         513,649    1,995,527     (1,481,878)
Growth & Income.........    172,985,612      24,777,048    4,638,241     20,138,807
Growth..................      4,547,260         589,016      299,658        289,358
Health Sciences.........    112,057,340      17,599,963    6,807,965     10,791,998
Income & Growth.........    221,339,848      28,143,824   19,892,503      8,251,321
International Equities..    122,084,704      15,207,749   18,556,059     (3,348,310)
International Government
 Bond...................    131,492,729      13,189,120      968,037     12,221,083
International Growth I..    404,302,422      57,177,464    5,698,066     51,479,398
Large Cap Growth........    422,380,920      61,030,150   12,447,645     48,582,505
Mid Cap Index...........  1,445,452,867     309,505,290  176,467,248    133,038,042
Money Market I..........    488,988,693               -            -              -
NASDAQ-100 Index........     91,964,296       9,488,122    6,733,710      2,754,412
Science & Technology....  1,495,646,956     279,112,321  236,980,653     42,131,668
Small Cap...............    648,032,761     139,373,061   43,060,010     96,313,051
Small Cap Index.........    435,702,759      72,228,226   38,937,521     33,290,705
Social Awareness........    371,930,062      36,025,242   20,770,926     15,254,316
Stock Index.............  3,155,259,342   1,506,324,076  463,355,356  1,042,968,720
Value...................     12,059,894       1,260,972      721,916        539,056

--------------------------------------------------------------------------------

120
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



  The tax character of distributions paid during the year ended May 31, 2003 were as follows:

                                           Distributions paid from:
                                 --------------------------------------------
                                  Ordinary   Net Long Term   Total Taxable
   Fund                            Income    Capital Gains Distributions Paid
   ----------------------------- ----------- ------------- ------------------
   Asset Allocation............. $ 3,974,959  $         -     $  3,974,959
   Blue Chip Growth.............           -            -                -
   Capital Conservation.........   3,172,002            -        3,172,002
   Core Equity..................   6,153,017            -        6,153,017
   Government Securities........   6,603,003    1,128,550        7,731,553
   Growth & Income..............   1,435,004            -        1,435,004
   Growth.......................           -            -                -
   Health Sciences..............           -            -                -
   Income & Growth..............   2,693,004            -        2,693,004
   International Equities.......     930,002            -          930,002
   International Government Bond           -      671,332          671,332
   International Growth I.......   6,113,264            -        6,113,264
   Large Cap Growth.............     253,510            -          253,510
   Mid Cap Index................   6,863,215   33,800,632       40,663,847
   Money Market I...............   5,987,391            -        5,987,391
   Nasdaq-100(R) Index..........           -            -                -
   Science & Technology.........           -            -                -
   Small Cap....................           -            -                -
   Small Cap Index..............   1,695,206            -        1,695,206
   Social Awareness.............   9,873,151      971,157       10,844,308
   Stock Index..................  46,820,984   83,682,769      130,503,753
   Value........................     109,752            -          109,752

--------------------------------------------------------------------------------

                                                                            121
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



As of May 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                 Accumulated Earnings                  Accumulated Capital and Other Losses
                              --------------------------- ---------------------------------------------------------------
                                                            Post October 31, 2002               Capital Loss Carryforward
                              Undistributed Undistributed --------------------------            -------------------------
                                Ordinary      Long-Term   Capital Loss Currency Loss Other Loss
Fund                             Income     Capital Gains   Deferral     Deferral    Deferrals     Amount*     Expiration
----                          ------------- ------------- ------------ ------------- ---------- -------------- ----------
Asset Allocation.............  $  417,902    $ 1,672,519  $          -   $      -     $      -  $            -         -
Blue Chip Growth.............           -              -       836,715        500            -       3,029,378 2009-2011
Capital Conservation.........      58,530        931,395             -          -            -               -         -
Core Equity..................     130,112              -    22,159,911          -            -     158,597,836 2009-2011
Government Securities........   4,454,578      6,896,250             -          -            -               -         -
Growth & Income..............      38,211              -    13,677,243          -            -      39,734,533 2010-2011
Growth.......................           -              -       239,209          -            -       3,000,557 2009-2011
Health Sciences..............           -              -     2,152,346          -      366,291       5,215,472 2009-2011
Income & Growth..............     192,635              -    15,610,453          -            -      38,071,077 2009-2011
International Equities.......     529,413              -       862,771          -            -      11,900,066 2010-2011
International Government Bond   4,685,936      1,030,527             -          -       34,131               -         -
International Growth I.......     535,635              -    32,139,878    151,245            -     244,178,218 2009-2011
Large Cap Growth.............           -              -    31,900,876          -            -     352,027,854 2009-2011
Midcap Index.................     512,213     11,002,160       296,662          -            -               -         -
Money Market I...............       1,257              -             -          -            -               -         -
Nasdaq-100(R) Index Fund.....           -              -     2,142,983          -            -       5,022,007 2009-2011
Science & Technology.........           -              -   175,487,353      2,446            -   1,534,191,711 2010-2011
Small Cap....................           -              -    34,925,995          -            -     158,480,448 2009-2011
Small Cap Index..............     266,316              -             -          -            -       6,898,480 2010-2011
Social Awareness.............      72,676              -    27,201,638          -            -      43,322,372      2011
Stock Index..................   3,124,159     11,718,422             -          -            -               -         -
Value........................      15,897              -       708,920          -            -         213,166      2011



                                Unrealized         Total
                              Appreciation/     Accumulated
Fund                          (Depreciation) Earnings/(Deficit)
----                          -------------- ------------------
Asset Allocation............. $   9,713,196   $    11,803,617
Blue Chip Growth.............      (676,740)       (4,543,333)
Capital Conservation.........     2,494,336         3,484,261
Core Equity..................   (95,722,488)     (276,350,123)
Government Securities........     5,555,803        16,906,631
Growth & Income..............       (21,692)      (53,395,257)
Growth.......................      (226,272)       (3,466,038)
Health Sciences..............     5,827,479        (1,906,630)
Income & Growth..............   (10,027,912)      (63,516,807)
International Equities.......   (20,016,545       (32,249,969)
International Government Bond    20,816,860        26,499,192
International Growth I.......    28,409,048      (247,524,658)
Large Cap Growth.............     2,379,534      (381,549,196)
Midcap Index.................   (81,816,151)      (70,598,440)
Money Market I...............             -             1,257
Nasdaq-100(R) Index Fund.....    (7,476,766)      (14,641,756)
Science & Technology.........  (216,280,856)   (1,925,962,366)
Small Cap....................    11,163,351      (182,243,092)
Small Cap Index..............   (28,831,162)      (35,463,326)
Social Awareness.............    (7,911,228)      (78,362,562)
Stock Index..................   695,605,769       710,448,350
Value........................      (527,945)       (1,434,134)

*Net realized capital loss carryforwards may be utilized to offset future capital gains. During the year ending May 31, 2003, the Capital Conservation Fund utilized $1,910,566 of capital loss carryforwards to offset current year gains.

--------------------------------------------------------------------------------

122
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



Note 6 -- Expense Reductions

 Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the year ended November 30, 2003, the amount of expense reductions received by each fund were as follows:

                    Fund                 Expense Reductions
                    ----                 ------------------
                    Blue Chip Growth....        2,530
                    Core Equity.........       28,398
                    Growth..............        1,053
                    Health Sciences.....       14,559
                    Science & Technology       99,847

Note 7 -- Investment Concentration

 A significant portion of the Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At the end of the period, the Fund had 46.81% of its net assets invested in such securities.

 At the end of the period, the International Government Bond Fund, International Equities Fund and International Growth I Fund had 15.28%, 18.13%, and 20.21%, respectively, of its net assets invested in securities issued by the Government of Japan or Japanese companies. In addition, the International Growth I Fund and the International Equities Fund had 19.66% and 21.93% respectively, in securities issued by United Kingdom companies. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

 The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely effect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

 The Nasdaq-100(R) Index Fund is concentrated in the technology sector. As a result, the Fund is subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100(R) Index may consist of relatively more companies in certain industry sectors than others, (such as technology), the Fund's performance may be more susceptible to any developments which effect those sectors emphasized by the Index.

Note 8 -- Commitments and Contingencies

 The Series and VALIC Company II have established a $85 million committed and $40 million uncommitted lines of credit with State Street Bank & Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in miscellaneous expenses on the Statement of Operations. For the period ended November 30, 2003, the following funds had borrowings:









                                                        Average   Weighted
                                     Days     Interest    Debt    Average
                                  Outstanding Charges   Utilized  Interest
                                  ----------- -------- ---------- --------
      Growth & Income Fund.......     32       $5,388  $3,892,102   1.57%
      International Growth I Fund      6          418   1,646,368   1.52%
      Large Cap Growth Fund......     10        1,571   3,494,315   1.56%

 As of November 30, 2003, none of the Funds had outstanding borrowings.

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended November 30, 2003, none of the Portfolios participated in the program.

Note 9 -- Investment Holdings by Country

 As of November 30, 2003, the following represents investment holdings by country:

                              International Growth I Fund International Equities Fund
                              --------------------------  ---------------------------
                              Percent of                  Percent of
                              Net Assets   Market Value   Net Assets   Market Value
 Country:                     ----------   ------------   ----------   ------------
 Australia ..................     0.55 %   $  2,120,191       4.22%    $  5,063,824
 Austria.....................     1.00 %      3,874,396       0.17%         207,530
 Belgium.....................       --               --       0.87%       1,039,156
 Bermuda ....................       --               --       0.09%         113,644
 Cayman Island...............       --               --       0.01%           9,789
 China.......................     1.65 %      6,373,360         --               --
 Denmark ....................     0.43 %      1,671,692       0.64%         762,619
 Finland.....................       --               --       1.57%       1,885,500
 France......................    13.39 %     51,700,815       8.07%       9,677,381
 Germany ....................    11.52 %     44,462,555       5.67%       6,795,592
 Greece......................     0.37 %      1,435,826       0.35%         415,527
 Hong Kong ..................     1.30 %      5,035,002       1.33%       1,591,808
 Hungary.....................     0.56 %      2,164,648         --               --
 Ireland ....................     2.44 %      9,426,368       0.60%         717,339
 Italy.......................     0.76 %      2,922,015       3.31%       3,962,731
 Japan.......................    20.21 %     78,029,270      18.13%      21,734,619
 Korea.......................     2.49 %      9,608,176         --               --
 Luxembourg..................       --               --       0.07%          89,296
 Netherlands.................     1.85 %      7,160,375       4.33%       5,194,282
 New Zealand ................       --               --       0.18%         216,390
 Norway......................       --               --       0.41%         490,508
 Portugal....................       --               --       0.31%         374,714
 Singapore...................       --               --       0.71%         855,821
 South Africa................     0.33 %      1,290,752         --               --
 Spain.......................     0.75 %      2,896,993       2.98%       3,576,797
 Sweden......................     3.18 %     12,294,327       1.91%       2,289,879
 Switzerland.................     9.32 %     35,970,268       6.18%       7,411,898
 United Kingdom..............    19.66 %     75,912,391      21.93%      26,288,330
 United States ..............    26.31 %    101,432,400      15.00%      17,971,420
                              -------------------------------------------------------
 Total investments...........   118.07 %    455,781,820      99.04%     118,736,394
 Other assets and liabilities   (18.07)%    (69,745,840)      0.96%       1,151,648
                              -------------------------------------------------------
  Net assets ................   100.00 %   $386,035,980     100.00%    $119,888,042
                              -------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            123
                             FINANCIAL HIGHLIGHTS



                                                                 Asset Allocation Fund
                                                                 ----------------------

                                                                   Six Months Ended
                                                                 November 30, 2003/(h)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $  11.21
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.08/(f)/
   Net realized and unrealized gain (loss) on securities and               0.60
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............           0.68
                                                                 ---------------------
Distributions from:
   Investment income............................................          (0.09)
   Realized gain on securities..................................              -
                                                                 ---------------------
   Total distributions..........................................          (0.09)
                                                                 ---------------------
Net asset value at end of period................................       $  11.80
                                                                 ---------------------
TOTAL RETURN/(a)(c)/............................................           6.11%
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.69%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.69%/(b)/
Ratio of expense reductions to average net assets...............           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           1.44%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           1.44%/(b)/
Portfolio turnover rate.........................................             38%
Number of shares outstanding at end of period (000's)...........         14,663
Net assets at end of period (000's).............................       $173,084

                                                                         Asset Allocation Fund
                                                                 -----------------------------------------------------------
                                                                                      Year Ended May 31,
                                                                 -----------------------------------------------------------
                                                                      2003         2002       2001       2000        1999
                                                                 --------       --------   --------   ----------  ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $  11.35       $  12.71   $  14.68   $    14.43  $    14.02
                                                                 --------       --------   --------   ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.25/(f)/      0.33       0.43         0.44        0.40
   Net realized and unrealized gain (loss) on securities and        (0.12)         (1.03)     (0.79)        0.51        1.26
    foreign currency related transactions....................... --------       --------   --------   ----------  ----------
   Total income (loss) from investment operations...............     0.13          (0.70)     (0.36)        0.95        1.66
                                                                 --------       --------   --------   ----------  ----------
Distributions from:
   Investment income............................................    (0.26)         (0.33)     (0.43)       (0.44)      (0.40)
   Realized gain on securities..................................    (0.01)         (0.33)     (1.18)       (0.26)      (0.85)
                                                                 --------       --------   --------   ----------  ----------
   Total distributions..........................................    (0.27)         (0.66)     (1.61)       (0.70)      (1.25)
                                                                 --------       --------   --------   ----------  ----------
Net asset value at end of period................................ $  11.21       $  11.35   $  12.71   $    14.68  $    14.43
                                                                 --------       --------   --------   ----------  ----------
TOTAL RETURN/(a)(c)/............................................     1.28%/(g)/    (5.57)%    (2.46)%       6.65%      12.23%
                                                                 --------       --------   --------   ----------  ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.72%          0.64%      0.58%        0.55%       0.57%
Ratio of expenses to average net assets/(e)/....................     0.72%          0.64%      0.58%        0.55%       0.57%
Ratio of expense reductions to average net assets...............     0.00%          0.00%      0.00%        0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(d)/     2.36%          2.71%      3.10%        2.98%       2.81%
Ratio of net investment income (loss) to average net assets/(e)/     2.36%             -          -            -           -
Portfolio turnover rate.........................................      112%            71%       112%         162%        160%
Number of shares outstanding at end of period (000's)...........   14,704         15,944     16,388       16,135      17,222
Net assets at end of period (000's)............................. $164,757       $180,925   $208,369   $  236,804  $  248,473

                                                                                       Blue Chip Growth Fund
                                                                 ------------------------------------------------
                                                                                         Year Ended    Year Ended
                                                                   Six Months Ended       May 31,       May 31,
                                                                 November 30, 2003/(h)/     2003          2002
                                                                 ---------------------  ----------     ----------
PER SHARE DATA
Net asset value at beginning of period..........................        $  6.79          $  7.26        $  8.57
                                                                 ---------------------  ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss).................................              -/(f)/       (0.01)/(f)/    (0.01)
   Net realized and unrealized gain (loss) on securities and               0.68            (0.46)         (1.29)
    foreign currency related transactions....................... ---------------------  ----------     ----------
   Total income (loss) from investment operations...............           0.68            (0.47)         (1.30)
                                                                 ---------------------  ----------     ----------
Distributions from:
   Investment income............................................              -                -          (0.01)
   Realized gain on securities..................................              -                -              -
                                                                 ---------------------  ----------     ----------
   Total distributions..........................................              -                -          (0.01)
                                                                 ---------------------  ----------     ----------
Net asset value at end of period................................        $  7.47          $  6.79        $  7.26
                                                                 ---------------------  ----------     ----------
TOTAL RETURN/(a)(c)/............................................          10.01%           (6.47)%       (15.22)%
                                                                 ---------------------  ----------     ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           1.08%/(b)/       1.24%          1.15%
Ratio of expenses to average net assets/(e)/....................           1.08%/(b)/       1.24%          1.15%
Ratio of expense reductions to average net assets...............           0.01%            0.03%          0.00%
Ratio of net investment income (loss) to average net assets/(d)/           0.03%/(b)/      (0.19)%        (0.17)%
Ratio of net investment income (loss) to average net assets/(e)/           0.03%/(b)/      (0.19)%            -
Portfolio turnover rate.........................................             14%              44%            39%
Number of shares outstanding at end of period (000's)...........          4,646            3,495          2,763
Net assets at end of period (000's).............................        $34,727          $23,728        $20,063

                                                                 Blue Chip Growth Fund
                                                                 ---------------------
                                                                   November 1, 2000*
                                                                          to
                                                                     May 31, 2001
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................      $ 10.00
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................         0.02
   Net realized and unrealized gain (loss) on securities and            (1.43)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............        (1.41)
                                                                 ---------------------
Distributions from:
   Investment income............................................        (0.02)
   Realized gain on securities..................................            -
                                                                 ---------------------
   Total distributions..........................................        (0.02)
                                                                 ---------------------
Net asset value at end of period................................      $  8.57
                                                                 ---------------------
TOTAL RETURN/(a)(c)/............................................       (14.14)%
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................         0.88%/(b)/
Ratio of expenses to average net assets/(e)/....................         0.88%/(b)/
Ratio of expense reductions to average net assets...............         0.00%
Ratio of net investment income (loss) to average net assets/(d)/         0.31%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/            -
Portfolio turnover rate.........................................           70%
Number of shares outstanding at end of period (000's)...........        1,702
Net assets at end of period (000's).............................      $14,592

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(h)/Unaudited.

--------------------------------------------------------------------------------

124
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                       Capital Conservation Fund
                                                                 --------------------------------------------------------------
                                                                                                       Year Ended May 31,
                                                                   Six Months Ended     ---------------------------------------
                                                                 November 30, 2003/(g)/     2003       2002     2001     2000
                                                                 ---------------------  -------      -------  -------  -------
PER SHARE DATA
Net asset value at beginning of period..........................        $ 10.04         $  9.38      $  9.34  $  8.78  $  9.39
                                                                 ---------------------  -------      -------  -------  -------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.13/(f)/       0.36/(f)/    0.52     0.58     0.62
   Net realized and unrealized gain (loss) on securities and              (0.25)           0.68         0.04     0.56    (0.61)
    foreign currency related transactions....................... ---------------------  -------      -------  -------  -------
   Total income (loss) from investment operations...............          (0.12)           1.04         0.56     1.14     0.01
                                                                 ---------------------  -------      -------  -------  -------
Distributions from:
   Investment income............................................          (0.15)          (0.38)       (0.52)   (0.58)   (0.62)
   Realized gain on securities..................................              -               -            -        -        -
                                                                 ---------------------  -------      -------  -------  -------
   Total distributions..........................................          (0.15)          (0.38)       (0.52)   (0.58)   (0.62)
                                                                 ---------------------  -------      -------  -------  -------
Net asset value at end of period................................        $  9.77         $ 10.04      $  9.38  $  9.34  $  8.78
                                                                 ---------------------  -------      -------  -------  -------
TOTAL RETURN/(a)(c)/............................................          (1.23)%         11.31%        6.12%   13.35%    0.13%
                                                                 ---------------------  -------      -------  -------  -------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.66%/(b)/      0.70%        0.65%    0.58%    0.55%
Ratio of expenses to average net assets/(e)/....................           0.66%/(b)/      0.70%        0.65%    0.58%    0.55%
Ratio of expense reductions to average net assets...............           0.00%           0.00%        0.00%    0.00%    0.00%
Ratio of net investment income (loss) to average net assets/(d)/           2.56%/(b)/      3.77%        5.50%    6.35%    6.73%
Ratio of net investment income (loss) to average net assets/(e)/           2.56%/(b)/      3.77%           -        -        -
Portfolio turnover rate.........................................             88%            218%         132%     418%     144%
Number of shares outstanding at end of period (000's)...........          8,288           8,954        7,440    6,058    5,756
Net assets at end of period (000's).............................        $80,956         $89,866      $69,785  $56,560  $50,525

                                                       Capital Conservation Fund
                                                       -------------------------
                                                            Year Ended May 31,
                                                       -------------------------
                                                                   1999
                                                                 -------
PER SHARE DATA
Net asset value at beginning of period.......................... $  9.68
                                                                 -------
Income (loss) from investment operations:
   Net investment income (loss).................................    0.60
   Net realized and unrealized gain (loss) on securities and       (0.29)
    foreign currency related transactions....................... -------
   Total income (loss) from investment operations...............    0.31
                                                                 -------
Distributions from:
   Investment income............................................   (0.60)
   Realized gain on securities..................................       -
                                                                 -------
   Total distributions..........................................   (0.60)
                                                                 -------
Net asset value at end of period................................ $  9.39
                                                                 -------
TOTAL RETURN/(a)(c)/............................................    3.25%
                                                                 -------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................    0.60%
Ratio of expenses to average net assets/(e)/....................    0.60%
Ratio of expense reductions to average net assets...............    0.00%
Ratio of net investment income (loss) to average net assets/(d)/    6.24%
Ratio of net investment income (loss) to average net assets/(e)/       -
Portfolio turnover rate.........................................      41%
Number of shares outstanding at end of period (000's)...........   6,720
Net assets at end of period (000's)............................. $63,131

                                                                   Core Equity Fund
                                                                 ----------------------

                                                                   Six Months Ended
                                                                 November 30, 2003/(g)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $  10.12
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.05/(f)/
   Net realized and unrealized gain (loss) on securities and               0.92
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............           0.97
                                                                 ---------------------
Distributions from:
   Investment income............................................          (0.05)
   Realized gain on securities..................................              -
                                                                 ---------------------
   Total distributions..........................................          (0.05)
                                                                 ---------------------
Net asset value at end of period................................       $  11.04
                                                                 ---------------------
TOTAL RETURN/(a)(c)/............................................           9.63%
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.85%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.95%/(b)/
Ratio of expense reductions to average net assets...............           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           0.99%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           0.89%/(b)/
Portfolio turnover rate.........................................             13%
Number of shares outstanding at end of period (000's)...........         53,860
Net assets at end of period (000's).............................       $594,498

                                                                            Core Equity Fund
                                                                 ----------------------------------------------------------
                                                                                      Year Ended May 31,
                                                                 ----------------------------------------------------------
                                                                     2003         2002       2001       2000         1999
                                                                 --------      --------   --------   ----------  ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $  11.10      $  13.36   $  23.31   $    24.12  $    22.08
                                                                 --------      --------   --------   ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.11/(f)/     0.07       0.04            -       (0.08)
   Net realized and unrealized gain (loss) on securities and        (0.98)        (2.26)     (2.54)        0.20        3.13
    foreign currency related transactions....................... --------      --------   --------   ----------  ----------
   Total income (loss) from investment operations...............    (0.87)        (2.19)     (2.50)        0.20        3.05
                                                                 --------      --------   --------   ----------  ----------
Distributions from:
   Investment income............................................    (0.11)        (0.07)     (0.04)           -           -
   Realized gain on securities..................................        -             -      (7.41)       (1,01)      (1.01)
                                                                 --------      --------   --------   ----------  ----------
   Total distributions..........................................    (0.11)        (0.07)     (7.45)       (1.01)      (1.01)
                                                                 --------      --------   --------   ----------  ----------
Net asset value at end of period................................ $  10.12      $  11.10   $  13.36   $    23.31  $    24.12
                                                                 --------      --------   --------   ----------  ----------
TOTAL RETURN/(a)(c)/............................................    (7.79)%      (16.43)%   (11.62)%       0.96%      14.20%
                                                                 --------      --------   --------   ----------  ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.85%         0.84%      0.86%        0.85%       0.86%
Ratio of expenses to average net assets/(e)/....................     0.97%         0.93%      0.88%        0.85%       0.86%
Ratio of expense reductions to average net assets...............     0.05%         0.00%      0.00%        0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(d)/     1.08%         0.55%      0.24%        0.02%      (0.36)%
Ratio of net investment income (loss) to average net assets/(e)/     0.96%            -          -            -           -
Portfolio turnover rate.........................................       25%           64%        71%         134%         42%
Number of shares outstanding at end of period (000's)...........   55,358        61,675     68,430       48,685      52,690
Net assets at end of period (000's)............................. $560,038      $684,642   $913,980   $1,135,083  $1,271,034

/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

                                                                            125
                        FINANCIAL HIGHLIGHTS - CONTINUED


                                                                 Government Securities Fund
                                                                 --------------------------

                                                                      Six Months Ended
                                                                   November 30, 2003/(g)/
                                                                 --------------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $  11.24
                                                                 --------------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.15/(f)/
   Net realized and unrealized gain (loss) on securities and              (0.53)
    foreign currency related transactions....................... --------------------------
   Total income (loss) from investment operations...............          (0.38)
                                                                 --------------------------
Distributions from:
   Investment income............................................          (0.16)
   Realized gain on securities..................................              -
                                                                 --------------------------
   Total distributions..........................................          (0.16)
                                                                 --------------------------
Net asset value at end of period................................       $  10.70
                                                                 --------------------------
TOTAL RETURN/(a)(c)/............................................          (3.41)%
                                                                 --------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.63%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.63%/(b)/
Ratio of expense reductions to average net assets...............           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           2.76%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           2.76%/(b)/
Portfolio turnover rate.........................................             82%
Number of shares outstanding at end of period (000's)...........         15,256
Net assets at end of period (000's).............................       $163,208

                                                                   Government Securities Fund
                                                                 ----------------------------------------------------
                                                                                  Year Ended May 31,
                                                                 ----------------------------------------------------
                                                                     2003        2002      2001      2000      1999
                                                                 --------      --------  --------  --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $  10.37      $  10.07  $   9.51  $   9.90  $  10.09
                                                                 --------      --------  --------  --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.38/(f)/     0.51      0.58      0.55      0.55
   Net realized and unrealized gain (loss) on securities and         0.95          0.30      0.56     (0.39)    (0.19)
    foreign currency related transactions....................... --------      --------  --------  --------  --------
   Total income (loss) from investment operations...............     1.33          0.81      1.14      0.16      0.36
                                                                 --------      --------  --------  --------  --------
Distributions from:
   Investment income............................................    (0.39)        (0.51)    (0.58)    (0.55)    (0.55)
   Realized gain on securities..................................    (0.07)            -         -         -         -
                                                                 --------      --------  --------  --------  --------
   Total distributions..........................................    (0.46)        (0.51)    (0.58)    (0.55)    (0.55)
                                                                 --------      --------  --------  --------  --------
Net asset value at end of period................................ $  11.24      $  10.37  $  10.07  $   9.51  $   9.90
                                                                 --------      --------  --------  --------  --------
TOTAL RETURN/(a)(c)/............................................    12.99%         8.17%    12.23%     1.74%     3.58%
                                                                 --------      --------  --------  --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.66%         0.63%     0.58%     0.55%     0.59%
Ratio of expenses to average net assets/(e)/....................     0.66%         0.63%     0.58%     0.55%     0.59%
Ratio of expense reductions to average net assets...............     0.00%         0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     3.54%         4.89%     5.83%     5.68%     5.46%
Ratio of net investment income (loss) to average net assets/(e)/     3.54%            -         -         -         -
Portfolio turnover rate.........................................      201%           89%       84%      132%       39%
Number of shares outstanding at end of period (000's)...........   17,836        12,993    11,873    10,581    10,853
Net assets at end of period (000's)............................. $200,412      $134,726  $119,514  $100,648  $107,425

                                                                  Growth & Income Fund
                                                                 ----------------------

                                                                   Six Months Ended
                                                                 November 30, 2003/(g)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $  11.32
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.04/(f)/
   Net realized and unrealized gain (loss) on securities and               1.19
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............           1.23
                                                                 ---------------------
Distributions from:
   Investment income............................................          (0.04)
   Realized gain on securities..................................              -
                                                                 ---------------------
   Total distributions..........................................          (0.04)
                                                                 ---------------------
Net asset value at end of period................................       $  12.51
                                                                 ---------------------
TOTAL RETURN/(a)(c)/............................................          10.85%
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.85%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.89%/(b)/
Ratio of expense reductions to average net assets...............           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           0.61%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           0.57%/(b)/
Portfolio turnover rate.........................................             78%
Number of shares outstanding at end of period (000's)...........         15,466
Net assets at end of period (000's).............................       $193,530

                                                                       Growth & Income Fund
                                                                 ------------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 ------------------------------------------------------
                                                                     2003         2002       2001      2000      1999
                                                                 --------      --------   --------   --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $  12.87      $  14.84   $  21.04   $  21.53  $  19.91
                                                                 --------      --------   --------   --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.09/(f)/     0.08       0.11       0.15      0.06
   Net realized and unrealized gain (loss) on securities and        (1.55)        (1.75)     (2.39)      1.96      3.17
    foreign currency related transactions....................... --------      --------   --------   --------  --------
   Total income (loss) from investment operations...............    (1.46)        (1.67)     (2.28)      2.11      3.23
                                                                 --------      --------   --------   --------  --------
Distributions from:
   Investment income............................................    (0.09)        (0.09)     (0.11)     (0.14)    (0.08)
   Realized gain on securities..................................        -         (0.21)     (3.81)     (2.46)    (1.53)
                                                                 --------      --------   --------   --------  --------
   Total distributions..........................................    (0.09)        (0.30)     (3.92)     (2.60)    (1.61)
                                                                 --------      --------   --------   --------  --------
Net asset value at end of period................................ $  11.32      $  12.87   $  14.84   $  21.04  $  21.53
                                                                 --------      --------   --------   --------  --------
TOTAL RETURN/(a)(c)/............................................   (11.31)%      (11.36)%   (10.91)%     9.67%    16.92%
                                                                 --------      --------   --------   --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.85%         0.85%      0.82%      0.80%     0.82%
Ratio of expenses to average net assets/(e)/....................     0.91%         0.87%      0.83%      0.80%     0.82%
Ratio of expense reductions to average net assets...............     0.00%         0.00%      0.00%      0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     0.82%         0.59%      0.62%      0.70%     0.29%
Ratio of net investment income (loss) to average net assets/(e)/     0.76%            -          -          -         -
Portfolio turnover rate.........................................       97%          110%        65%        89%      102%
Number of shares outstanding at end of period (000's)...........   15,402        17,145     18,026     15,665    13,790
Net assets at end of period (000's)............................. $174,359      $220,745   $267,487   $329,588  $296,885

/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

126
                        FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                            Growth Fund
                                                                 ------------------------------------------------
                                                                                         Year Ended    Year Ended
                                                                   Six Months Ended       May 31,       May 31,
                                                                 November 30, 2003/(h)/     2003          2002
                                                                 ---------------------  ----------     ----------
PER SHARE DATA
Net asset value at beginning of period..........................        $ 4.21           $  4.70        $  6.46
                                                                 ---------------------  ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss).................................         (0.03)/(f)/       (0.06)/(f)/    (0.05)
   Net realized and unrealized gain (loss) on securities and              0.48             (0.43)         (1.71)
    foreign currency related transactions....................... ---------------------  ----------     ----------
   Total income (loss) from investment operations...............          0.45             (0.49)         (1.76)
                                                                 ---------------------  ----------     ----------
Distributions from:
   Investment income............................................             -                 -              -
   Realized gain on securities..................................             -                 -              -
                                                                 ---------------------  ----------     ----------
   Total distributions..........................................             -                 -              -
                                                                 ---------------------  ----------     ----------
Net asset value at end of period................................        $ 4.66           $  4.21        $  4.70
                                                                 ---------------------  ----------     ----------
TOTAL RETURN/(a)(c)/............................................         10.69%           (10.43)%       (27.24)%
                                                                 ---------------------  ----------     ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................          2.33%/(b)/        2.67%          1.88%
Ratio of expenses to average net assets/(e)/....................          2.33%/(b)/        2.67%          1.88%
Ratio of expense reductions to average net assets...............          0.02%             0.05%          0.00%
Ratio of net investment income (loss) to average net assets/(d)/         (1.32)%/(b)/      (1.46)%        (1.05)%
Ratio of net investment income (loss) to average net assets/(e)/         (1.32)%/(b)/      (1.46)%            -
Portfolio turnover rate.........................................            55%               76%            72%
Number of shares outstanding at end of period (000's)...........         1,026               941            837
Net assets at end of period (000's).............................        $4,778           $ 3,962        $ 3,930

                                                                   Growth Fund
                                                                 ----------------
                                                                 October 2, 2000*
                                                                        to
                                                                   May 31, 2001
                                                                 ----------------
PER SHARE DATA
Net asset value at beginning of period..........................     $ 10.00
                                                                 ----------------
Income (loss) from investment operations:
   Net investment income (loss).................................       (0.01)
   Net realized and unrealized gain (loss) on securities and           (3.52)
    foreign currency related transactions....................... ----------------
   Total income (loss) from investment operations...............       (3.53)
                                                                 ----------------
Distributions from:
   Investment income............................................       (0.01)
   Realized gain on securities..................................           -
                                                                 ----------------
   Total distributions..........................................       (0.01)
                                                                 ----------------
Net asset value at end of period................................     $  6.46
                                                                 ----------------
TOTAL RETURN/(a)(c)/............................................      (35.40)%
                                                                 ----------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................        1.02%/(b)/
Ratio of expenses to average net assets/(e)/....................        1.02%/(b)/
Ratio of expense reductions to average net assets...............        0.00%
Ratio of net investment income (loss) to average net assets/(d)/       (0.27)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           -
Portfolio turnover rate.........................................          51%
Number of shares outstanding at end of period (000's)...........         611
Net assets at end of period (000's).............................     $ 3,945

                                                                                        Health Sciences Fund
                                                                 ------------------------------------------------
                                                                                         Year Ended    Year Ended
                                                                   Six Months Ended       May 31,       May 31,
                                                                 November 30, 2003/(h)/     2003          2002
                                                                 ---------------------  ----------     ----------
PER SHARE DATA
Net asset value at beginning of period..........................       $   7.98          $  7.76        $  8.93
                                                                 ---------------------  ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss).................................          (0.03)/(f)/      (0.05)/(f)/    (0.04)
   Net realized and unrealized gain (loss) on securities and               0.80             0.27          (1.13)
    foreign currency related transactions....................... ---------------------  ----------     ----------
   Total income (loss) from investment operations...............           0.77             0.22          (1.17)
                                                                 ---------------------  ----------     ----------
Distributions from:
   Investment income............................................              -                -              -
   Realized gain on securities..................................              -                -              -
                                                                 ---------------------  ----------     ----------
   Total distributions..........................................              -                -              -
                                                                 ---------------------  ----------     ----------
Net asset value at end of period................................       $   8.75          $  7.98        $  7.76
                                                                 ---------------------  ----------     ----------
TOTAL RETURN/(a)(c)/............................................           9.65%            2.84%/(g)/   (13.10)%
                                                                 ---------------------  ----------     ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           1.15%/(b)/       1.24%          1.22%
Ratio of expenses to average net assets/(e)/....................           1.15%/(b)/       1.24%          1.22%
Ratio of expense reductions to average net assets...............           0.02%            0.03%          0.00%
Ratio of net investment income (loss) to average net assets/(d)/          (0.75)%/(b)/     (0.75)%        (0.65)%
Ratio of net investment income (loss) to average net assets/(e)/          (0.75)%/(b)/     (0.75)%            -
Portfolio turnover rate.........................................             20%              48%            70%
Number of shares outstanding at end of period (000's)...........         12,446            9,732          7,029
Net assets at end of period (000's).............................       $108,902          $77,673        $54,514

                                                                 Health Sciences Fund
                                                                 --------------------
                                                                   November 1, 2000*
                                                                          to
                                                                     May 31, 2001
                                                                 --------------------
PER SHARE DATA
Net asset value at beginning of period..........................      $ 10.00
                                                                 --------------------
Income (loss) from investment operations:
   Net investment income (loss).................................         0.01
   Net realized and unrealized gain (loss) on securities and            (1.07)
    foreign currency related transactions....................... --------------------
   Total income (loss) from investment operations...............        (1.06)
                                                                 --------------------
Distributions from:
   Investment income............................................        (0.01)
   Realized gain on securities..................................            -
                                                                 --------------------
   Total distributions..........................................        (0.01)
                                                                 --------------------
Net asset value at end of period................................      $  8.93
                                                                 --------------------
TOTAL RETURN/(a)(c)/............................................       (10.60)%
                                                                 --------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................         1.08%/(b)/
Ratio of expenses to average net assets/(e)/....................         1.08%/(b)/
Ratio of expense reductions to average net assets...............         0.00%
Ratio of net investment income (loss) to average net assets/(d)/        (0.03)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/            -
Portfolio turnover rate.........................................          158%
Number of shares outstanding at end of period (000's)...........        2,684
Net assets at end of period (000's).............................      $23,965

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions. /(h)/Unaudited.

--------------------------------------------------------------------------------

                                                                            127
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                         Income & Growth Fund
                                                                 -------------------------------------------------
                                                                                         Year Ended    Year Ended
                                                                   Six Months Ended       May 31,       May 31,
                                                                 November 30, 2003/(g)/     2003          2002
                                                                 ---------------------  ----------     ----------
PER SHARE DATA
Net asset value at beginning of period..........................       $   7.73          $   8.51       $   9.61
                                                                 ---------------------  ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.06/(f)/         0.11/(f)/      0.08
   Net realized and unrealized gain (loss) on securities and               0.82             (0.79)         (1.10)
    foreign currency related transactions....................... ---------------------  ----------     ----------
   Total income (loss) from investment operations...............           0.88             (0.68)         (1.02)
                                                                 ---------------------  ----------     ----------
Distributions from:
   Investment income............................................          (0.07)            (0.10)         (0.08)
   Realized gain on securities..................................              -                 -              -
                                                                 ---------------------  ----------     ----------
   Total distributions..........................................          (0.07)            (0.10)         (0.08)
                                                                 ---------------------  ----------     ----------
Net asset value at end of period................................       $   8.54          $   7.73       $   8.51
                                                                 ---------------------  ----------     ----------
TOTAL RETURN/(a)(c)/............................................          11.38%            (7.87)%       (10.58)%
                                                                 ---------------------  ----------     ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.83%/(b)/        0.83%          0.83%
Ratio of expenses to average net assets/(e)/....................           0.90%/(b)/        0.93%          0.93%
Ratio of expense reductions to average net assets...............           0.00%             0.00%          0.00%
Ratio of net investment income (loss) to average net assets/(d)/           1.55%/(b)/        1.47%          0.91%
Ratio of net investment income (loss) to average net assets/(e)/           1.48%/(b)/        1.37%             -
Portfolio turnover rate.........................................             36%               64%            65%
Number of shares outstanding at end of period (000's)...........         26,163            26,008         27,664
Net assets at end of period (000's).............................       $223,399          $200,919       $235,508

                                                                 Income & Growth Fund
                                                                 --------------------
                                                                  December 11, 2000*
                                                                          to
                                                                     May 31, 2001
                                                                 --------------------
PER SHARE DATA
Net asset value at beginning of period..........................      $  10.00
                                                                 --------------------
Income (loss) from investment operations:
   Net investment income (loss).................................          0.04
   Net realized and unrealized gain (loss) on securities and             (0.40)
    foreign currency related transactions....................... --------------------
   Total income (loss) from investment operations...............         (0.36)
                                                                 --------------------
Distributions from:
   Investment income............................................         (0.03)
   Realized gain on securities..................................             -
                                                                 --------------------
   Total distributions..........................................         (0.03)
                                                                 --------------------
Net asset value at end of period................................      $   9.61
                                                                 --------------------
TOTAL RETURN/(a)(c)/............................................         (3.60)%
                                                                 --------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................          0.83%/(b)/
Ratio of expenses to average net assets/(e)/....................          0.87%/(b)/
Ratio of expense reductions to average net assets...............          0.00%
Ratio of net investment income (loss) to average net assets/(d)/          0.79%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/             -
Portfolio turnover rate.........................................            72%
Number of shares outstanding at end of period (000's)...........        27,197
Net assets at end of period (000's).............................      $261,303

                                                                 International Equities Fund
                                                                 ---------------------------

                                                                       Six Months Ended
                                                                    November 30, 2003/(g)/
                                                                 ---------------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $   5.50
                                                                 ---------------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.04/(f)/
   Net realized and unrealized gain (loss) on securities and               0.85
    foreign currency related transactions....................... ---------------------------
   Total income (loss) from investment operations...............           0.89
                                                                 ---------------------------
Distributions from:
   Investment income............................................          (0.03)
   Realized gain on securities..................................              -
                                                                 ---------------------------
   Total distributions..........................................          (0.03)
                                                                 ---------------------------
Net asset value at end of period................................       $   6.36
                                                                 ---------------------------
TOTAL RETURN/(a)(c)/............................................          16.28%
                                                                 ---------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.62%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.62%/(b)/
Ratio of expense reductions to average net assets...............           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           1.23%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           1.23%/(b)/
Portfolio turnover rate.........................................              8%
Number of shares outstanding at end of period (000's)...........         18,849
Net assets at end of period (000's).............................       $119,888

                                                                    International Equities Fund
                                                                 ------------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 ------------------------------------------------------
                                                                     2003         2002       2001      2000      1999
                                                                 --------      --------   --------   --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $   6.67      $   8.78   $  12.55   $  11.32  $  11.95
                                                                 --------      --------   --------   --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.09/(f)/     0.09       0.12       0.15      0.22
   Net realized and unrealized gain (loss) on securities and        (1.20)        (1.07)     (2.46)      1.90      0.30
    foreign currency related transactions....................... --------      --------   --------   --------  --------
   Total income (loss) from investment operations...............    (1.11)        (0.98)     (2.34)      2.05      0.52
                                                                 --------      --------   --------   --------  --------
Distributions from:
   Investment income............................................    (0.06)        (0.16)     (0.09)     (0.14)    (0.25)
   Realized gain on securities..................................        -         (0.97)     (1.34)     (0.68)    (0.90)
                                                                 --------      --------   --------   --------  --------
   Total distributions..........................................    (0.06)        (1.13)     (1.43)     (0.82)    (1.15)
                                                                 --------      --------   --------   --------  --------
Net asset value at end of period................................ $   5.50      $   6.67   $   8.78   $  12.55  $  11.32
                                                                 --------      --------   --------   --------  --------
TOTAL RETURN/(a)(c)/............................................   (16.64)%      (10.66)%   (19.59)%    18.01%     4.43%
                                                                 --------      --------   --------   --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.68%         0.78%      0.42%      0.41%     0.43%
Ratio of expenses to average net assets/(e)/....................     0.68%         0.78%      0.42%      0.41%     0.43%
Ratio of expense reductions to average net assets...............     0.00%         0.00%      0.00%      0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     1.71%         1.16%      1.08%      1.20%     1.89%
Ratio of net investment income (loss) to average net assets/(e)/     1.71%            -          -          -         -
Portfolio turnover rate.........................................        0%           45%        45%        25%        8%
Number of shares outstanding at end of period (000's)...........   16,491        15,226     13,501     12,980    12,559
Net assets at end of period (000's)............................. $ 90,680      $101,562   $118,524   $162,840  $142,108

* Date Fund commenced operations.
/(a)/ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/ Annualized.
/(c)/ Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/ Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/ Excludes, if any, expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method.
/(g) /Unaudited.

--------------------------------------------------------------------------------

128
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                         International Government Bond Fund
                                                    ---------------------------------------------------------------------------
                                                                                             Year Ended May 31,
                                                      Six Months Ended     -----------------------------------------------------
                                                    November 30, 2003/(g)/     2003        2002      2001       2000      1999
                                                    ---------------------  --------      --------  -------   --------   --------
PER SHARE DATA
Net asset value at beginning of period.............       $  13.83         $  11.04      $  10.10  $ 10.88   $  11.62   $  11.42
                                                    ---------------------  --------      --------  -------   --------   --------
Income (loss) from investment operations:
   Net investment income (loss)....................           0.28/(f)/        0.05/(f)/     0.54     0.43       0.48       0.51
   Net realized and unrealized gain (loss)
    on securities and foreign currency related               (0.05)            2.81          0.49    (0.91)     (0.98)      0.24
    transactions................................... ---------------------  --------      --------  -------   --------   --------
   Total income (loss) from investment operations..           0.23             2.86          1.03    (0.48)     (0.50)      0.75
                                                    ---------------------  --------      --------  -------   --------   --------
Distributions from:
   Investment income...............................              -                -             -    (0.26)     (0.23)     (0.48)
   Realized gain on securities.....................              -            (0.07)        (0.09)   (0.04)     (0.01)     (0.07)
                                                    ---------------------  --------      --------  -------   --------   --------
   Total distributions.............................              -            (0.07)        (0.09)   (0.30)     (0.24)     (0.55)
                                                    ---------------------  --------      --------  -------   --------   --------
Net asset value at end of period...................       $  14.06         $  13.83      $  11.04  $ 10.10   $  10.88   $  11.62
                                                    ---------------------  --------      --------  -------   --------   --------
TOTAL RETURN/(a)(c)/...............................           1.66%           25.96%        10.23%   (4.47)%    (4.43)%     6.40%
                                                    ---------------------  --------      --------  -------   --------   --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.......           0.71%/(b)/       0.77%         0.73%    0.58%      0.52%      0.57%
Ratio of expenses to average net assets/(e)/.......           0.71%/(b)/       0.77%         0.73%    0.58%      0.52%      0.57%
Ratio of expense reductions to average net assets..           0.00%            0.00%         0.00%    0.00%      0.00%      0.00%
Ratio of net investment income (loss) to
 average net assets/(d)/...........................           4.12%/(b)/       4.81%         5.71%    3.82%      4.07%      4.27%
Ratio of net investment income (loss) to
 average net assets/(e)/...........................           4.12%/(b)/       4.81%            -        -          -          -
Portfolio turnover rate............................             62%              70%          110%      72%        15%        22%
Number of shares outstanding at end of period
 (000's)...........................................         10,425           11,386         9,242    9,898     12,044     13,647
Net assets at end of period (000's)................       $146,556         $157,478      $102,053  $99,977   $130,978   $158,509

                                                                        International Growth I Fund
                                                    --------------------------------------------------------------
                                                                            Year Ended    Year Ended  December 11, 2000*
                                                      Six Months Ended       May 31,       May 31,            to
                                                    November 30, 2003/(g)/     2003          2002        May 31, 2001
                                                    ---------------------  ----------     ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period.............       $   6.07          $   7.25       $   8.31        $  10.00
                                                    ---------------------  ----------     ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss)....................           0.02/(f)/         0.08/(f)/      0.05            0.05
   Net realized and unrealized gain (loss)
    on securities and foreign currency related                0.84             (1.15)         (1.09)          (1.70)
    transactions................................... ---------------------  ----------     ----------  ------------------
   Total income (loss) from investment operations..           0.86             (1.07)         (1.04)          (1.65)
                                                    ---------------------  ----------     ----------  ------------------
Distributions from:
   Investment income...............................          (0.03)            (0.11)         (0.02)          (0.04)
   Realized gain on securities.....................              -                 -              -               -
                                                    ---------------------  ----------     ----------  ------------------
   Total distributions.............................          (0.03)            (0.11)         (0.02)          (0.04)
                                                    ---------------------  ----------     ----------  ------------------
Net asset value at end of period...................       $   6.90          $   6.07       $   7.25        $   8.31
                                                    ---------------------  ----------     ----------  ------------------
TOTAL RETURN/(a)(c)/...............................          14.12%           (14.76)%       (12.56)%         (3.60)%
                                                    ---------------------  ----------     ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.......           1.06%/(b)/        1.06%          1.06%           1.06%/(b)/
Ratio of expenses to average net assets/(e)/.......           1.28%/(b)/        1.36%          1.33%           1.10%/(b)/
Ratio of expense reductions to average net assets..           0.00%             0.00%          0.00%           0.00%
Ratio of net investment income (loss) to
 average net assets/(d)/...........................           0.62%/(b)/        1.25%          0.67%           0.99%/(b)/
Ratio of net investment income (loss) to
 average net assets/(e)/...........................           0.40%/(b)/        0.95%             -               -
Portfolio turnover rate............................             85%              192%           205%            183%
Number of shares outstanding at end of period
 (000's)...........................................         55,972            56,825         60,441          64,151
Net assets at end of period (000's)................       $386,036          $345,213       $438,474        $533,368

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

                                                                            129
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                         Large Cap Growth Fund
                                                                 --------------------------------------------------
                                                                                          Year Ended    Year Ended
                                                                   Six Months Ended        May 31,       May 31,
                                                                 November 30, 2003/(g)/      2003          2002
                                                                 ---------------------  ----------      ----------
PER SHARE DATA
Net asset value at beginning of period..........................       $   5.45          $   6.20        $   7.43
                                                                 ---------------------  ----------      ----------
Income (loss) from investment operations:
   Net investment income (loss).................................              -/(f)/            - /(f)/     (0.01)
   Net realized and unrealized gain (loss) on securities and               0.64             (0.75)          (1.22)
    foreign currency related transactions....................... ---------------------  ----------      ----------
   Total income (loss) from investment operations...............           0.64             (0.75)          (1.23)
                                                                 ---------------------  ----------      ----------
Distributions from:
   Investment income............................................              -                 -               -
   Realized gain on securities..................................              -                 -               -
                                                                 ---------------------  ----------      ----------
   Total distributions..........................................              -                 -               -
                                                                 ---------------------  ----------      ----------
Net asset value at end of period................................       $   6.09          $   5.45        $   6.20
                                                                 ---------------------  ----------      ----------
TOTAL RETURN/(a)(c)/............................................          11.74%           (12.04)%        (16.55)%
                                                                 ---------------------  ----------      ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           1.06%/(b)/        1.06%           1.05%
Ratio of expenses to average net assets/(e)/....................           1.08%/(b)/        1.10%           1.15%
Ratio of expense reductions to average net assets...............           0.00%             0.00%           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           0.00%/(b)/        0.05%          (0.13)%
Ratio of net investment income (loss) to average net assets/(e)/          (0.02)%/(b)/       0.01%              -
Portfolio turnover rate.........................................             67%               86%            150%
Number of shares outstanding at end of period (000's)...........         77,137            78,170          83,752
Net assets at end of period (000's).............................       $469,527          $426,061        $519,129

                                                                 Large Cap Growth Fund
                                                                 ---------------------
                                                                   December 11, 2000*
                                                                           to
                                                                      May 31, 2001
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................      $  10.00
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................         (0.01)
   Net realized and unrealized gain (loss) on securities and             (2.56)
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............         (2.57)
                                                                 ---------------------
Distributions from:
   Investment income............................................             -
   Realized gain on securities..................................             -
                                                                 ---------------------
   Total distributions..........................................             -
                                                                 ---------------------
Net asset value at end of period................................      $   7.43
                                                                 ---------------------
TOTAL RETURN/(a)(c)/............................................        (25.70)%
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................          1.06%/(b)/
Ratio of expenses to average net assets/(e)/....................          1.10%/(b)/
Ratio of expense reductions to average net assets...............          0.00%
Ratio of net investment income (loss) to average net assets/(d)/         (0.27)%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/             -
Portfolio turnover rate.........................................            94%
Number of shares outstanding at end of period (000's)...........        84,055
Net assets at end of period (000's).............................      $624,700

                                                                                                 Mid Cap Index Fund
                                                                 ---------------------------------------------------------------
                                                                                                             Year Ended May 31,
                                                                   Six Months Ended     ----------------------------------------
                                                                 November 30, 2003/(g)/      2003           2002        2001
                                                                 ---------------------  ----------      -----------  ----------
PER SHARE DATA
Net asset value at beginning of period..........................      $    15.62        $    18.01       $    19.82  $    23.73
                                                                 ---------------------  ----------      -----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................            0.06/(f)/         0.11/(f)/        0.13        0.19
   Net realized and unrealized gain (loss) on securities and                3.04             (1.88)            0.16        1.74
    foreign currency related transactions....................... ---------------------  ----------      -----------  ----------
   Total income (loss) from investment operations...............            3.10             (1.77)            0.29        1.93
                                                                 ---------------------  ----------      -----------  ----------
Distributions from:
   Investment income............................................           (0.06)            (0.10)           (0.14)      (0.19)
   Realized gain on securities..................................               -             (0.52)           (1.96)      (5.65)
                                                                 ---------------------  ----------      -----------  ----------
   Total distributions..........................................           (0.06)            (0.62)           (2.10)      (5.84)
                                                                 ---------------------  ----------      -----------  ----------
Net asset value at end of period................................      $    18.66        $    15.62       $    18.01  $    19.82
                                                                 ---------------------  ----------      -----------  ----------
TOTAL RETURN/(a)(c)/............................................           19.87%            (9.50)%           2.03%      10.11%
                                                                 ---------------------  ----------      -----------  ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................            0.40%/(b)/        0.45%            0.41%       0.38%
Ratio of expenses to average net assets/(e)/....................            0.40%/(b)/        0.45%            0.41%       0.38%
Ratio of expense reductions to average net assets...............            0.00%             0.00%            0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(d)/            0.77%/(b)/        0.77%            0.74%       0.84%
Ratio of net investment income (loss) to average net assets/(e)/            0.77%/(b)/        0.77%               -           -
Portfolio turnover rate.........................................               4%               10%              17%         34%
Number of shares outstanding at end of period (000's)...........          75,568            70,135           64,086      52,860
Net assets at end of period (000's).............................      $1,410,389        $1,095,294       $1,154,008  $1,047,680

                                                                  Mid Cap Index Fund
                                                                 -------------------
                                                                  Year Ended May 31,
                                                                 --------------------
                                                                   2000       1999
                                                                 --------  ---------
PER SHARE DATA
Net asset value at beginning of period.......................... $  25.64   $  25.27
                                                                 --------  ---------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.22       0.23
   Net realized and unrealized gain (loss) on securities and         4.49       2.54
    foreign currency related transactions....................... --------  ---------
   Total income (loss) from investment operations...............     4.71       2.77
                                                                 --------  ---------
Distributions from:
   Investment income............................................    (0.22)     (0.23)
   Realized gain on securities..................................    (6.40)     (2.17)
                                                                 --------  ---------
   Total distributions..........................................    (6.62)     (2.40)
                                                                 --------  ---------
Net asset value at end of period................................ $  23.73   $  25.64
                                                                 --------  ---------
TOTAL RETURN/(a)(c)/............................................    21.36%     11.91%
                                                                 --------  ---------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.36%      0.38%
Ratio of expenses to average net assets/(e)/....................     0.36%      0.38%
Ratio of expense reductions to average net assets...............     0.00%      0.00%
Ratio of net investment income (loss) to average net assets/(d)/     0.90%      0.92%
Ratio of net investment income (loss) to average net assets/(e)/        -          -
Portfolio turnover rate.........................................       41%        41%
Number of shares outstanding at end of period (000's)...........   38,889     31,886
Net assets at end of period (000's)............................. $922,679   $817,573

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

130
                       FINANCIAL HIGHLIGHTS - CONTINUED



                                                                  Money Market I Fund
                                                                 ----------------------

                                                                   Six Months Ended
                                                                 November 30, 2003/(g)/
                                                                 ----------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $   1.00
                                                                 ----------------------
Income (loss) from investment operations:
   Net investment income (loss).................................              -/(f)/
   Net realized and unrealized gain (loss) on securities and                  -
    foreign currency related transactions....................... ----------------------
   Total income (loss) from investment operations...............              -
                                                                 ----------------------
Distributions from:
   Investment income............................................              -
   Realized gain on securities..................................              -
                                                                 ----------------------
   Total distributions..........................................              -
                                                                 ----------------------
Net asset value at end of period................................       $   1.00
                                                                 ----------------------
TOTAL RETURN/(a)(c)/............................................           0.26%
                                                                 ----------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.60%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.63%/(b)/
Ratio of expense reductions to average net assets...............           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           0.52%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           0.49%/(b)/
Portfolio turnover rate.........................................            N/A
Number of shares outstanding at end of period (000's)...........        482,258
Net assets at end of period (000's).............................       $482,258

                                                                       Money Market I Fund
                                                                 ----------------------------------------------------
                                                                                  Year Ended May 31,
                                                                 ----------------------------------------------------
                                                                     2003        2002      2001      2000      1999
                                                                 --------      --------  --------  --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                                                                 --------      --------  --------  --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.01/(f)/     0.02      0.06      0.05      0.05
   Net realized and unrealized gain (loss) on securities and            -             -         -         -         -
    foreign currency related transactions....................... --------      --------  --------  --------  --------
   Total income (loss) from investment operations...............     0.01          0.02      0.06      0.05      0.05
                                                                 --------      --------  --------  --------  --------
Distributions from:
   Investment income............................................    (0.01)        (0.02)    (0.06)    (0.05)    (0.05)
   Realized gain on securities..................................        -             -         -         -         -
                                                                 --------      --------  --------  --------  --------
   Total distributions..........................................    (0.01)        (0.02)    (0.06)    (0.05)    (0.05)
                                                                 --------      --------  --------  --------  --------
Net asset value at end of period................................ $   1.00      $   1.00  $   1.00  $   1.00  $   1.00
                                                                 --------      --------  --------  --------  --------
TOTAL RETURN/(a)(c)/............................................     1.00%         2.14%     5.77%     5.21%     4.84%
                                                                 --------      --------  --------  --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.59%         0.60%     0.57%     0.56%     0.57%
Ratio of expenses to average net assets/(e)/....................     0.64%         0.62%     0.58%     0.56%     0.57%
Ratio of expense reductions to average net assets...............     0.00%         0.00%     0.00%     0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     1.01%         2.07%     5.59%     5.13%     4.66%
Ratio of net investment income (loss) to average net assets/(e)/     0.96%            -         -         -         -
Portfolio turnover rate.........................................      N/A           N/A       N/A       N/A       N/A
Number of shares outstanding at end of period (000's)...........  524,446       734,135   579,507   484,934   347,394
Net assets at end of period (000's)............................. $524,446      $734,135  $579,507  $484,934  $347,394

                                                                                     Nasdaq-100(R) Index Fund
                                                                 ------------------------------------------------
                                                                                         Year Ended    Year Ended
                                                                   Six Months Ended       May 31,       May 31,
                                                                 November 30, 2003/(g)/     2003          2002
                                                                 ---------------------  ----------     ----------
PER SHARE DATA
Net asset value at beginning of period..........................        $  3.36          $  3.40        $  5.09
                                                                 ---------------------  ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss).................................              -/(f)/       (0.01)/(f)/    (0.01)
   Net realized and unrealized gain (loss) on securities and               0.63            (0.03)         (1.68)
    foreign currency related transactions....................... ---------------------  ----------     ----------
   Total income (loss) from investment operations...............           0.63            (0.04)         (1.69)
                                                                 ---------------------  ----------     ----------
Distributions from:
   Investment income............................................              -                -              -
   Realized gain on securities..................................              -                -              -
                                                                 ---------------------  ----------     ----------
   Total distributions..........................................              -                -              -
                                                                 ---------------------  ----------     ----------
Net asset value at end of period................................        $  3.99          $  3.36        $  3.40
                                                                 ---------------------  ----------     ----------
TOTAL RETURN/(a)(c)/............................................          18.75%           (1.18)%       (33.20)%
                                                                 ---------------------  ----------     ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.60%/(b)/       0.81%          0.77%
Ratio of expenses to average net assets/(e)/....................           0.60%/(b)/       0.81%          0.77%
Ratio of expense reductions to average net assets...............           0.00%            0.00%          0.00%
Ratio of net investment income (loss) to average net assets/(d)/          (0.23)%/(b)/     (0.48)%        (0.36)%
Ratio of net investment income (loss) to average net assets/(e)/          (0.23)%/(b)/     (0.48)%            -
Portfolio turnover rate.........................................              0%               6%             2%
Number of shares outstanding at end of period (000's)...........         23,270           15,570          7,786
Net assets at end of period (000's).............................        $92,932          $52,306        $26,449

                                                                Nasdaq-100(R) Index Fund
                                                                ------------------------
                                                                     October 2, 2000*
                                                                            to
                                                                       May 31, 2001
                                                                 -----------------------
PER SHARE DATA
Net asset value at beginning of period..........................     $ 10.00
                                                                 -----------------------
Income (loss) from investment operations:
   Net investment income (loss).................................        0.01
   Net realized and unrealized gain (loss) on securities and           (4.91)
    foreign currency related transactions....................... -----------------------
   Total income (loss) from investment operations...............       (4.90)
                                                                 -----------------------
Distributions from:
   Investment income............................................       (0.01)
   Realized gain on securities..................................           -
                                                                 -----------------------
   Total distributions..........................................       (0.01)
                                                                 -----------------------
Net asset value at end of period................................     $  5.09
                                                                 -----------------------
TOTAL RETURN/(a)(c)/............................................      (49.01)%
                                                                 -----------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................        0.52%/(b)/
Ratio of expenses to average net assets/(e)/....................        0.52%/(b)/
Ratio of expense reductions to average net assets...............        0.00%
Ratio of net investment income (loss) to average net assets/(d)/        0.31%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           -
Portfolio turnover rate.........................................          19%
Number of shares outstanding at end of period (000's)...........       3,732
Net assets at end of period (000's).............................     $19,005

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

                                                                            131
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                    Science & Technology Fund
                                                    -------------------------

                                                        Six Months Ended
                                                     November 30, 2003/(g)/
                                                    -------------------------
PER SHARE DATA
Net asset value at beginning of period.............      $     9.14
                                                    -------------------------
Income (loss) from investment operations:
   Net investment income (loss)....................           (0.03)/(f)/
   Net realized and unrealized gain (loss)
    on securities and foreign currency related                 1.90
    transactions................................... -------------------------
   Total income (loss) from investment operations..            1.87
                                                    -------------------------
Distributions from:
   Investment income...............................               -
   Realized gain on securities.....................               -
                                                    -------------------------
   Total distributions.............................               -
                                                    -------------------------
Net asset value at end of period...................      $    11.01
                                                    -------------------------
TOTAL RETURN/(a)(c)/...............................           20.46%
                                                    -------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.......            1.00%/(b)/
Ratio of expenses to average net assets/(e)/.......            1.01%/(b)/
Ratio of expense reductions to average net assets..            0.01%
Ratio of net investment income (loss) to
 average net assets/(d)/...........................           (0.62)%/(b)/
Ratio of net investment income (loss) to
 average net assets/(e)/...........................           (0.63)%/(b)/
Portfolio turnover rate............................              23%
Number of shares outstanding at end of period
 (000's)...........................................         132,166
Net assets at end of period (000's)................      $1,455,490

                                                               Science & Technology Fund
                                                    -------------------------------------------------------------------
                                                                             Year Ended May 31,
                                                    ------------------------------------------------------------------
                                                          2003           2002         2001         2000         1999
                                                    ----------       ----------   ----------   ----------   ----------
PER SHARE DATA
Net asset value at beginning of period............. $     9.56       $    17.28   $    41.14   $    29.95   $    22.07
                                                    ----------       ----------   ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income (loss)....................      (0.05)/(f)/      (0.07)       (0.17)       (0.11)       (0.10)
   Net realized and unrealized gain (loss)
    on securities and foreign currency related           (0.37)           (6.86)      (15.86)       16.37        10.36
    transactions................................... ----------       ----------   ----------   ----------   ----------
   Total income (loss) from investment operations..      (0.42)           (6.93)      (16.03)       16.26        10.26
                                                    ----------       ----------   ----------   ----------   ----------
Distributions from:
   Investment income...............................          -                -            -            -            -
   Realized gain on securities.....................          -            (0.79)       (7.83)       (5.07)       (2.38)
                                                    ----------       ----------   ----------   ----------   ----------
   Total distributions.............................          -            (0.79)       (7.83)       (5.07)       (2.38)
                                                    ----------       ----------   ----------   ----------   ----------
Net asset value at end of period................... $     9.14       $     9.56   $    17.28   $    41.14   $    29.95
                                                    ----------       ----------   ----------   ----------   ----------
TOTAL RETURN/(a)(c)/...............................      (4.39)%         (41.26)%     (42.24)%      52.65%       48.34%
                                                    ----------       ----------   ----------   ----------   ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.......       1.00%            1.00%        0.98%        0.96%        0.96%
Ratio of expenses to average net assets/(e)/.......       1.04%            1.02%        0.98%        0.96%        0.96%
Ratio of expense reductions to average net assets..       0.02%            0.00%        0.00%        0.00%        0.00%
Ratio of net investment income (loss) to
 average net assets/(d)/...........................      (0.66)%          (0.59)%      (0.66)%      (0.40)%      (0.46)%
Ratio of net investment income (loss) to
 average net assets/(e)/...........................      (0.71)%              -            -            -            -
Portfolio turnover rate............................         53%             104%         176%         130%         149%
Number of shares outstanding at end of period
 (000's)...........................................    129,123          129,126      116,654       80,564       56,211
Net assets at end of period (000's)................ $1,180,380       $1,234,937   $2,015,574   $3,314,052   $1,683,585

                                                                                Small Cap Fund
                                                    ---------------------------------------------------------------
                                                                             Year Ended    Year Ended  December 11, 2000*
                                                      Six Months Ended        May 31,       May 31,            to
                                                    November 30, 2003/(g)/      2003          2002        May 31, 2001
                                                    ---------------------  ----------      ----------  ------------------
PER SHARE DATA
Net asset value at beginning of period.............       $   7.67          $   8.75        $   9.09        $  10.00
                                                    ---------------------  ----------      ----------  ------------------
Income (loss) from investment operations:
   Net investment income (loss)....................          (0.02)/(f)/       (0.02)/(f)/     (0.01)          (0.01)
   Net realized and unrealized gain (loss)
    on securities and foreign currency related                1.72             (1.06)          (0.33)          (0.90)
    transactions................................... ---------------------  ----------      ----------  ------------------
   Total income (loss) from investment operations..           1.70             (1.08)          (0.34)          (0.91)
                                                    ---------------------  ----------      ----------  ------------------
Distributions from:
   Investment income...............................              -                 -               -               -
   Realized gain on securities.....................              -                 -               -               -
                                                    ---------------------  ----------      ----------  ------------------
   Total distributions.............................              -                 -               -               -
                                                    ---------------------  ----------      ----------  ------------------
Net asset value at end of period...................       $   9.37          $   7.67        $   8.75        $   9.09
                                                    ---------------------  ----------      ----------  ------------------
TOTAL RETURN/(a)(c)/...............................          22.16%           (12.34)%         (3.74)%         11.51%
                                                    ---------------------  ----------      ----------  ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/.......           0.95%/(b)/        0.95%           0.95%           0.95%/(b)/
Ratio of expenses to average net assets/(e)/.......           1.03%/(b)/        1.06%           1.06%           1.00%/(b)/
Ratio of expense reductions to average net assets..           0.00%             0.00%           0.00%           0.00%
Ratio of net investment income (loss) to
 average net assets/(d)/...........................          (0.37)%/(b)/      (0.29)%         (0.15)%         (0.14)%/(b)/
Ratio of net investment income (loss) to
 average net assets/(e)/...........................          (0.45)%/(b)/      (0.40)%             -               -
Portfolio turnover rate............................             34%               74%             68%            130%
Number of shares outstanding at end of period
 (000's)...........................................         68,831            69,895          75,125          78,572
Net assets at end of period (000's)................       $644,825          $535,870        $657,045        $714,608

* Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

132
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                  Small Cap Index Fund
                                                                 ----------------------

                                                                   Six Months Ended
                                                                 November 30, 2003/(g)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $  10.86
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.05/(f)/
   Net realized and unrealized gain (loss) on securities and               2.59
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............           2.64
                                                                 ---------------------
Distributions from:
   Investment income............................................          (0.04)
   Realized gain on securities..................................              -
                                                                 ---------------------
   Total distributions..........................................          (0.04)
                                                                 ---------------------
Net asset value at end of period................................       $  13.46
                                                                 ---------------------
TOTAL RETURN/(a)(c)/............................................          24.30%
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.47%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.47%/(b)/
Ratio of expense reductions to average net assets...............           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           0.80%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           0.80%/(b)/
Portfolio turnover rate.........................................             17%
Number of shares outstanding at end of period (000's)...........         29,656
Net assets at end of period (000's).............................       $399,048

                                                                       Small Cap Index Fund
                                                                 -----------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 -----------------------------------------------------
                                                                     2003         2002      2001      2000       1999
                                                                 --------      --------   --------  --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $  11.97      $  14.11   $  15.66  $  15.84  $  17.94
                                                                 --------      --------   --------  --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.09/(f)/     0.13       0.19      0.18      0.19
   Net realized and unrealized gain (loss) on securities and        (1.12)        (0.32)      0.40      1.43     (0.74)
    foreign currency related transactions....................... --------      --------   --------  --------  --------
   Total income (loss) from investment operations...............    (1.03)        (0.19)      0.59      1.61     (0.55)
                                                                 --------      --------   --------  --------  --------
Distributions from:
   Investment income............................................    (0.08)        (0.13)     (0.19)    (0.18)    (0.19)
   Realized gain on securities..................................        -         (1.82)     (1.95)    (1.61)    (1.36)
                                                                 --------      --------   --------  --------  --------
   Total distributions..........................................    (0.08)        (1.95)     (2.14)    (1.79)    (1.55)
                                                                 --------      --------   --------  --------  --------
Net asset value at end of period................................ $  10.86      $  11.97   $  14.11  $  15.66  $  15.84
                                                                 --------      --------   --------  --------  --------
TOTAL RETURN/(a)(c)/............................................    (8.55)%       (1.08)%     5.23%    10.22%    (2.45)%
                                                                 --------      --------   --------  --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.52%         0.48%      0.44%     0.40%     0.41%
Ratio of expenses to average net assets/(e)/....................     0.52%         0.48%      0.44%     0.40%     0.41%
Ratio of expense reductions to average net assets...............     0.00%         0.00%      0.00%     0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     0.93%         1.03%      1.31%     1.12%     1.20%
Ratio of net investment income (loss) to average net assets/(e)/     0.93%            -          -         -         -
Portfolio turnover rate.........................................       35%           34%        57%       35%       36%
Number of shares outstanding at end of period (000's)...........   24,411        21,473     16,769    14,596    13,890
Net assets at end of period (000's)............................. $265,018      $257,046   $236,530  $228,602  $220,002

                                                                  Social Awareness Fund
                                                                 ----------------------

                                                                   Six Months Ended
                                                                 November 30, 2003/(g)/
                                                                 ---------------------
PER SHARE DATA
Net asset value at beginning of period..........................       $  15.73
                                                                 ---------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.08/(f)/
   Net realized and unrealized gain (loss) on securities and               1.53
    foreign currency related transactions....................... ---------------------
   Total income (loss) from investment operations...............           1.61
                                                                 ---------------------
Distributions from:
   Investment income............................................          (0.08)
   Realized gain on securities..................................              -
                                                                 ---------------------
   Total distributions..........................................          (0.08)
                                                                 ---------------------
Net asset value at end of period................................       $  17.26
                                                                 ---------------------
TOTAL RETURN/(a)(c)/............................................          10.26%
                                                                 ---------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           0.63%/(b)/
Ratio of expenses to average net assets/(e)/....................           0.63%/(b)/
Ratio of expense reductions to average net assets...............           0.00%
Ratio of net investment income (loss) to average net assets/(d)/           1.01%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           1.01%/(b)/
Portfolio turnover rate.........................................             48%
Number of shares outstanding at end of period (000's)...........         22,183
Net assets at end of period (000's).............................       $382,844

                                                                       Social Awareness Fund
                                                                 ------------------------------------------------------
                                                                                   Year Ended May 31,
                                                                 ------------------------------------------------------
                                                                     2003         2002       2001      2000      1999
                                                                 --------      --------   --------   --------  --------
PER SHARE DATA
Net asset value at beginning of period.......................... $  17.66      $  21.01   $  24.77   $  24.11  $  22.16
                                                                 --------      --------   --------   --------  --------
Income (loss) from investment operations:
   Net investment income (loss).................................     0.16/(f)/     0.13       0.20       0.20      0.21
   Net realized and unrealized gain (loss) on securities and        (1.60)        (2.76)     (3.23)      1.61      4.08
    foreign currency related transactions....................... --------      --------   --------   --------  --------
   Total income (loss) from investment operations...............    (1.44)        (2.63)     (3.03)      1.81      4.29
                                                                 --------      --------   --------   --------  --------
Distributions from:
   Investment income............................................    (0.15)        (0.14)     (0.20)     (0.18)    (0.22)
   Realized gain on securities..................................    (0.34)        (0.58)     (0.53)     (0.97)    (2.12)
                                                                 --------      --------   --------   --------  --------
   Total distributions..........................................    (0.49)        (0.72)     (0.73)     (1.15)    (2.34)
                                                                 --------      --------   --------   --------  --------
Net asset value at end of period................................ $  15.73      $  17.66   $  21.01   $  24.77  $  24.11
                                                                 --------      --------   --------   --------  --------
TOTAL RETURN/(a)(c)/............................................    (7.89)%      (12.77)%   (12.33)%     7.49%    20.05%
                                                                 --------      --------   --------   --------  --------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................     0.65%         0.61%      0.58%      0.55%     0.57%
Ratio of expenses to average net assets/(e)/....................     0.65%         0.61%      0.58%      0.55%     0.57%
Ratio of expense reductions to average net assets...............     0.00%         0.00%      0.00%      0.00%     0.00%
Ratio of net investment income (loss) to average net assets/(d)/     1.05%         0.69%      0.85%      0.79%     0.93%
Ratio of net investment income (loss) to average net assets/(e)/     1.05%            -          -          -         -
Portfolio turnover rate.........................................       58%           40%        29%        40%       49%
Number of shares outstanding at end of period (000's)...........   22,221        23,444     23,321     23,509    21,646
Net assets at end of period (000's)............................. $349,610      $414,108   $489,982   $582,403  $521,965

/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

                                                                            133
                       FINANCIAL HIGHLIGHTS - CONTINUED


                                                                                                    Stock Index Fund
                                                                 ----------------------------------------------------------------
                                                                                                               Year Ended May 31,
                                                                   Six Months Ended     -----------------------------------------
                                                                 November 30, 2003/(g)/      2003           2002         2001
                                                                 ---------------------  ----------      ----------   ----------
PER SHARE DATA
Net asset value at beginning of period..........................      $    26.51        $    30.11      $    36.89   $    42.98
                                                                 ---------------------  ----------      ----------   ----------
Income (loss) from investment operations:
   Net investment income (loss).................................            0.20/(f)/         0.35/(f)/       0.33         0.35
   Net realized and unrealized gain (loss) on securities and                2.60             (2.97)          (5.45)       (4.99)
    foreign currency related transactions....................... ---------------------  ----------      ----------   ----------
   Total income (loss) from investment operations...............            2.80             (2.62)          (5.12)       (4.64)
                                                                 ---------------------  ----------      ----------   ----------
Distributions from:
   Investment income............................................           (0.19)            (0.34)          (0.34)       (0.35)
   Realized gain on securities..................................               -             (0.64)          (1.32)       (1.10)
                                                                 ---------------------  ----------      ----------   ----------
   Total distributions..........................................           (0.19)            (0.98)          (1.66)       (1.45)
                                                                 ---------------------  ----------      ----------   ----------
Net asset value at end of period................................      $    29.12        $    26.51      $    30.11   $    36.89
                                                                 ---------------------  ----------      ----------   ----------
TOTAL RETURN/(a)(c)/............................................           10.59%            (8.44)%        (14.16)%     (10.87)%
                                                                 ---------------------  ----------      ----------   ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................            0.38%/(b)/        0.40%           0.37%        0.34%
Ratio of expenses to average net assets/(e)/....................            0.38%/(b)/        0.40%           0.37%        0.34%
Ratio of expense reductions to average net assets...............            0.00%             0.00%           0.00%        0.00%
Ratio of net investment income (loss) to average net assets/(d)/            1.40%/(b)/        1.39%           1.01%        0.86%
Ratio of net investment income (loss) to average net assets/(e)/            1.40%/(b)/        1.39%              -            -
Portfolio turnover rate.........................................               1%                6%              6%           7%
Number of shares outstanding at end of period (000's)...........         138,907           136,800         135,870      131,180
Net assets at end of period (000's).............................      $4,045,612        $3,627,137      $4,091,054   $4,839,632

                                                                     Stock Index Fund
                                                                 -----------------------
                                                                    Year Ended May 31,
                                                                 -----------------------
                                                                    2000        1999
                                                                 ----------  ----------
PER SHARE DATA
Net asset value at beginning of period.......................... $    39.73  $    33.38
                                                                 ----------  ----------
Income (loss) from investment operations:
   Net investment income (loss).................................       0.41        0.40
   Net realized and unrealized gain (loss) on securities and           3.59        6.51
    foreign currency related transactions....................... ----------  ----------
   Total income (loss) from investment operations...............       4.00        6.91
                                                                 ----------  ----------
Distributions from:
   Investment income............................................      (0.39)      (0.41)
   Realized gain on securities..................................      (0.36)      (0.15)
                                                                 ----------  ----------
   Total distributions..........................................      (0.75)      (0.56)
                                                                 ----------  ----------
Net asset value at end of period................................ $    42.98  $    39.73
                                                                 ----------  ----------
TOTAL RETURN/(a)(c)/............................................      10.10%      20.85%
                                                                 ----------  ----------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................       0.31%       0.32%
Ratio of expenses to average net assets/(e)/....................       0.31%       0.32%
Ratio of expense reductions to average net assets...............       0.00%       0.00%
Ratio of net investment income (loss) to average net assets/(d)/       0.97%       1.13%
Ratio of net investment income (loss) to average net assets/(e)/          -           -
Portfolio turnover rate.........................................          6%          2%
Number of shares outstanding at end of period (000's)...........    125,003     116,731
Net assets at end of period (000's)............................. $5,373,192  $4,637,628

                                                                                       Value Fund
                                                                 -------------------------------------------------
                                                                                                       December 31, 2001*
                                                                   Six Months Ended      Year Ended            to
                                                                 November 30, 2003/(g)/ May 31, 2003      May 31, 2002
                                                                 ---------------------  ------------   ------------------
PER SHARE DATA
Net asset value at beginning of period..........................        $  8.62           $  9.69           $ 10.00
                                                                 ---------------------  ------------   ------------------
Income (loss) from investment operations:
   Net investment income (loss).................................           0.04/(f)/         0.07/(f)/         0.02
   Net realized and unrealized gain (loss) on securities and               0.77             (1.05)            (0.31)
    foreign currency related transactions....................... ---------------------  ------------   ------------------
   Total income (loss) from investment operations...............           0.81             (0.98)            (0.29)
                                                                 ---------------------  ------------   ------------------
Distributions from:
   Investment income............................................          (0.02)            (0.06)            (0.02)
   Realized gain on securities..................................              -             (0.03)                -
                                                                 ---------------------  ------------   ------------------
   Total distributions..........................................          (0.02)            (0.09)            (0.02)
                                                                 ---------------------  ------------   ------------------
Net asset value at end of period................................        $  9.41           $  8.62           $  9.69
                                                                 ---------------------  ------------   ------------------
TOTAL RETURN/(a)(c)/............................................           9.42%           (10.01)%           (2.89)%
                                                                 ---------------------  ------------   ------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................           1.33%/(b)/        1.50%             1.46%/(b)/
Ratio of expenses to average net assets/(e)/....................           1.33%/(b)/        1.50%             1.46%/(b)/
Ratio of expense reductions to average net assets...............           0.00%             0.00%             0.00%
Ratio of net investment income (loss) to average net assets/(d)/           1.00%/(b)/        0.94%             0.52%/(b)/
Ratio of net investment income (loss) to average net assets/(e)/           1.00%/(b)/        0.94%                -
Portfolio turnover rate.........................................             21%               40%               20%
Number of shares outstanding at end of period (000's)...........          1,374             1,291             1,121
Net assets at end of period (000's).............................        $12,921           $11,134           $10,855

*Date Fund commenced operations.
/(a)/The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
/(b)/Annualized.
/(c)/Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
/(e)/Excludes, if any, expense reimbursements and expense reductions.
/(f)/The per share amounts are calculated using the average share method. /(g)/Unaudited.

--------------------------------------------------------------------------------

134
                       DIRECTOR INFORMATION (Unaudited)
                                                              November 30, 2003



                                                  Term of Office and
       Name, Birth Date        Position Held With   Length of Time
          and Address*           VALIC Complex        Served (4)            Principal Occupations During Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
Independent Directors
Dr. Judith L. Craven           Director                 1998-        Retired Administrator. Formerly, President, United Way of
  DOB: October 6, 1945                                 Present       the Texas Gulf Coast, a not for profit organization
                                                                     (1992-1998).




--------------------------------------------------------------------------------------------------------------------------------
William F. Devin               Director                 2001-        Member, Board of Governors, Boston Stock Exchange
  DOB: December 30, 1938                               Present       (1985-Present). Formerly, Executive Vice President,
                                                                     Fidelity Capital Markets, a division of National Financial
                                                                     Services Corp. (1966-1996).

--------------------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Director                 1998-        Professor and Head, Department of Neuroscience, and
  DOB: July 15, 1949                                   Present       Visscher Chair of Physiology, University of Minnesota
                                                                     (1999-Present). Formerly, Director, Graduate Program in
                                                                     Neuroscience, University of Minnesota (1995-1999);
                                                                     Professor of Neurosurgery, University of Minnesota
                                                                     (1980-1999); Consultant to EMPI Inc. (1994-1995); and
                                                                     Medtronic Inc. (1997-1998).

--------------------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Director                 1998-        Municipal Court Judge, Dallas, Texas (1995-Present).
  DOB: July 27, 1940                                   Present

--------------------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Director                 1984-        President Emeritus, Rice University, Houston, Texas
  DOB: March 2, 1912                                   Present       (1985-Present).

--------------------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Director                 1984-        Pastor Emeritus and Director of Planned Giving, First
  DOB: December 15, 1923                               Present       Presbyterian Church (1997-Present).

--------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Director                 2001-        Vice President of Massachusetts Capital Resources
  DOB: December 30, 1949                               Present       Company (1982-Present).

--------------------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Director                 1993-        Retired. Formerly Director, Mid-American Waste, Inc.,
  DOB: September 26, 1930                              Present       (1993-1997); Chief Executive, Boy Scouts of America
                                                                     (1985-1993)

--------------------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Director                 1998-        President, Meharry Medical College, Nashville,
  DOB: October 28, 1946                                Present       Tennessee (1994-Present).

--------------------------------------------------------------------------------------------------------------------------------

                               Number of Funds in Fund
       Name, Birth Date          Complex Overseen by
          and Address*              Director (2)             Other Directorships Held by Director (3)
-----------------------------------------------------------------------------------------------------------
Independent Directors
Dr. Judith L. Craven                     75            Director, A.G. Belo Corporation, a media company
  DOB: October 6, 1945                                 (1992-Present); Director SYSCO Corporation, a
                                                       food marketing and distribution company (1996-
                                                       Present); Director, Luby's, Inc., a restaurant chain
                                                       (1998-Present); Director, University of Texas Board
                                                       of Regents (2001-Present).

-----------------------------------------------------------------------------------------------------------
William F. Devin                         75            None.
  DOB: December 30, 1938



-----------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner                     37            None.
  DOB: July 15, 1949






-----------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.           37            None.
  DOB: July 27, 1940

-----------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman                     37            Chairman--Scientific Advisory Board for The
  DOB: March 2, 1912                                   Robert A. Welch Foundation (1983-Present).

-----------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster                   37            None.
  DOB: December 15, 1923

-----------------------------------------------------------------------------------------------------------
Kenneth J. Lavery                        37            Director, Board of Overseers, Newton Wellesley
  DOB: December 30, 1949                               Hospital (1996-Present).

-----------------------------------------------------------------------------------------------------------
Ben H. Love                              37            None.
  DOB: September 26, 1930


-----------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.                  37            Director, Monarch Dental Corporation
  DOB: October 28, 1946                                (1997-Present); Director, Pinnacle Financial
                                                       Partners, Inc. (2000-Present).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            135
November 30, 2003
                 DIRECTOR INFORMATION (Unaudited) - CONTINUED


                                            Term of Office and
    Name, Birth Date     Position Held With   Length of Time
       and Address*        VALIC Complex        Served (4)          Principal Occupations During Past Five Years
-----------------------------------------------------------------------------------------------------------------------
Interested Directors
Robert P. Condon (1)     Director and             2001-        President, VALIC (2000-Present); Executive Vice
  DOB: December 28, 1941 Chairman                Present       President-Sales and Marketing, American General
                                                               Retirement Services (1999-Present). Formerly, Executive
                                                               Vice President, Fidelity Federal Bank
                                                               (1993-1999).
-----------------------------------------------------------------------------------------------------------------------
Paige T. Davis (1)       Director                 2002-        Formerly, Regional Manager, VALIC (1976-2001).
  DOB: July 4, 1943                              Present





-----------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)     Director                 2001-        President and Chief Executive Officer, SAAMCo
  DOB: January 23, 1954                          Present       (1995-Present); President, AIG SunAmerica Fund
                                                               Services, Inc. (1988-Present).



-----------------------------------------------------------------------------------------------------------------------

                         Number of Funds in Fund
    Name, Birth Date       Complex Overseen by
       and Address*           Director (2)            Other Directorships Held by Director (3)
---------------------------------------------------------------------------------------------------
Interested Directors
Robert P. Condon (1)               37            None.
  DOB: December 28, 1941



---------------------------------------------------------------------------------------------------
Paige T. Davis (1)                 37            Director, Maryland African American Museum
  DOB: July 4, 1943                              Corporation (1999-Present); Director, Maryland
                                                 Racing Commission (1996-Present); Director,
                                                 Morgan State University Foundation, Inc.
                                                 (1998-Present); Director, Maryland Health and
                                                 Higher Education Facilities Authority
                                                 (1987-Present).
---------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)               84            Director, AIG Asset Management International, Inc.
  DOB: January 23, 1954                          (2000-Present); Managing Director, John McStay
                                                 Investment Counsel, L.P. (1999-Present); Director,
                                                 SunAmerica Capital Services, Inc. (1993-Present);
                                                 Director, SAAMCo (1995-Present); Director,
                                                 SunAmerica Fund Services, Inc. (1988-Present).
---------------------------------------------------------------------------------------------------

* The business address for each Director is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Director, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current or former employment by VALIC (Messrs. Condon and Davis) or SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo or an affiliated person of SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Directors serve until their successors are duly elected and qualified.

   Additional Information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

--------------------------------------------------------------------------------

136
                               VALIC COMPANY I


BOARD OF DIRECTORS                           TRANSFER AND SHAREHOLDER SERVICE AGENT
Robert P. Condon                             The Variable Annuity
Judith L. Craven                             Life Insurance Company (VALIC)
Paige T. Davis                               2929 Allen Parkway
William F. Devin                             Houston, Texas 77019
Timothy J. Ebner
Gustavo E. Gonzales, Jr.                     OFFICERS
Norman Hackerman                             Robert P. Condon,
Peter A. Harbeck                              Chairman
John W. Lancaster                            Evelyn M. Curran,
Kenneth J. Lavery                             President and Chief Executive Officer
Ben H. Love                                  John Packs,
John E. Maupin, Jr.                           Vice President and Senior Investment Officer
                                             Gregory R. Kingston,
CUSTODIAN                                     Treasurer and Chief Financial Officer
State Street Bank and Trust Company          Nori L. Gabert,
225 Franklin Street                           Vice President and Secretary
Boston, Massachusetts 02110                  Cynthia A. Gibbons,
                                              Chief Compliance Officer and Assistant Secretary
INVESTMENT ADVISER                           Robert M. Zakem,
The Variable Annuity                          Vice President and Assistant Secretary
Life Insurance Company (VALIC)               Donna Handel,
2929 Allen Parkway                            Vice President and Assistant Treasurer
Houston, Texas 77019                         Kathryn A. Pearce,
                                              Assistant Treasurer
INVESTMENT SUB-ADVISERS                      Donald H. Guire,
AIG Global Investment Corp.                   Assistant Treasurer
175 Water Street
New York, New York 10038

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, New Jersey 07311

American Century Investment Management, Inc.
4500 Main Street
Kansas City, Missouri 64111

Founders Asset Management, LLC
210 University Boulevard, Suite 800
Denver, Colorado 80206

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

WM Advisors, Inc.
1201 Third Avenue
Seattle, Washington 98101

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
Ernst & Young LLP
1401 McKinney, Suite 1200
Houston, Texas 77010




 This report is for the information of the shareholders and variable contract owners participating in the VALIC Company I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 448-2542. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

--------------------------------------------------------------------------------

                                                                            137
                                VALIC COMPANY I


                                                               AIG VALIC ONLINE

                                                                 Account Access

                        Manage your account on the Web through AIG VALIC
                        Online!

   You must establish a Enjoy quick, easy and secure access -- now or anytime.
                        Go to www.aigvalic.com, and click on "View your account".
                        You'll find these exciting features:

Personal Identification .  View your current portfolio valuation.
                        . View your account and transaction confirmation statements.
    Number (PIN) before .  View fund performance and unit values.
    using the automated .  View your transaction history.
      account services. .  View information about your financial advisor.
                        .  Change your Personal Identification Number (PIN).
                        .  Change your address, e-mail and telephone number.
                        .  Change your allocation of future contributions.
                        .  Transfer money among investment options.
  Your PIN is valid for . Rebalance account to your desired allocation mix. both AIG VALIC by Phone . Perform loan modeling.
                        .  Request forms for a variety of services.
                        . Enroll in the electronic document delivery service. Start exploring AIG VALIC Online today by establishing at 1.800.448.2542 a Personal Identification Number (PIN)!
  and AIG VALIC Online. To set up a PIN through AIG VALIC Online:
                        .  Go to www.aigvalic.com.
                        .  Click "View your account".
                        .  Click "I am a new user".
                        . For verification, enter your Social Security number, last name and date of birth.
                        .  Choose, enter and verify your numeric PIN.
                        . Click "I Agree" to accept AIG VALIC's access agreement (required).
                        . Verify and/or update your address, e-mail and telephone number information.
                        Your PIN setup is complete when the Client Summary screen appears.
                        This PIN is valid for both AIG VALIC by Phone at
                        1.800.448.2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC's toll-free automated phone line for 24-hour access to your account.


--------------------------------------------------------------------------------

                                   PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                 LANCASTER, PA
                                PERMIT NO. 1765
VALIC Company I
P.O. Box 3206
Houston, Texas 77253-3206



VL 4873 VER 11/03

Item 2. Code of Ethics.

VALIC Company I has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, VALIC Company I does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Fund's financial statements, supervise the Fund's preparation of its financial statements, and oversee the work of the Fund's independent auditors.

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By: /s/ Evelyn M. Curran
Evelyn M. Curran
President
Date: February 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn M. Curran
Evelyn M. Curran
President

Date: February 6, 2004

By: /s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 6, 2004